UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07851
                                                     ---------

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

               CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA
               ---------------------------------------------------
                                   94403-1906
                                   -----------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ---------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 12/31/07
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.



                                [GRAPHIC OMITTED]

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                                                    DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                    Franklin Templeton
                                                    Conservative Target Fund

                                                    Franklin Templeton
                                                    Moderate Target Fund

                                                    Franklin Templeton
                                                    Growth Target Fund

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    ANNUAL REPORT AND SHAREHOLDER LETTER                 ASSET ALLOCATION
--------------------------------------------------------------------------------

                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                    FRANKLIN TEMPLETON
                  FUND ALLOCATOR SERIES             Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Economic and Market Overview ..............................................    3

Franklin Templeton Conservative Target Fund ...............................    5

Franklin Templeton Moderate Target Fund ...................................   15

Franklin Templeton Growth Target Fund .....................................   25

Financial Highlights and Statements of Investments ........................   35

Financial Statements ......................................................   53

Notes to Financial Statements .............................................   58

Report of Independent Registered Public Accounting Firm ...................   68

Tax Designation ...........................................................   69

Board Members and Officers ................................................   70

Shareholder Information ...................................................   75

--------------------------------------------------------------------------------

Annual Report

Economic and Market Overview

During the 12 months ended December 31, 2007, the U.S. economy advanced at a moderate but uneven pace. After slow first quarter growth, gross domestic product (GDP) advanced solidly in the second quarter, supported by federal defense spending, accelerating exports and declining imports, and greater business spending. In the third quarter, growth accelerated despite a struggling housing market and the abrupt unraveling of the subprime mortgage market. The housing downturn affected the overall economy by fourth quarter 2007 when GDP growth decelerated as credit conditions worsened and consumer spending slowed.

Consumer confidence declined through period-end largely due to rising mortgage and fuel costs, falling home prices and a weaker job market. Oil prices were volatile and established a new record high in November, nearing $99 per barrel. For the 12 months ended December 31, 2007, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate. 1

Facing the prospect of slower economic growth, the Federal Reserve Board lowered the federal funds target rate to 4.25% from 5.25% during the period. As investors fled riskier, poorer-performing assets, U.S. Treasuries rallied and the 10-year Treasury note yield fell from 4.71% at the beginning of the period to 4.04% on December 31, 2007.

The global economy remained resilient despite elevated energy prices and widespread fears of contagion from the deteriorating U.S. housing situation. Consumer and corporate demand strength, particularly in China and other developing economies, generally favorable employment and accommodative monetary policies continued to underpin the current global expansionary period that began in 2002.

These factors also contributed to the strength of global equity markets during 2007. However, concerns about slower growth and declining asset quality surfaced in the first quarter. Initially centered on the U.S. subprime mortgage market, they spread in August to global capital markets. Difficulties in assessing risk and the value of collateral in the structured finance industry contributed to declining risk appetite among lenders and investors. The private equity industry, which relies on the availability of cheap credit, played a pivotal role

1. Source: Bureau of Labor Statistics.


                                                               Annual Report | 3
in several large and high-profile acquisitions, helped boost merger and acquisition activity in the first half of 2007, and was an important driver of equity performance. A second-half tightening of liquidity led to slower deal activity and weighed on market performance. However, in 2007, global merger and acquisition activity still reached record levels.

To alleviate the credit crunch and restore investor confidence, the world's major central banks infused capital into the system. However, credit and equity markets continued to face headwinds as write-downs and losses from subprime mortgage financing affected many large financial institutions toward the end of the year, and equity prices remained volatile. For the year, however, global and non-U.S. equity markets registered the fifth consecutive year of double-digit total returns. Broad-based stock performance by European and Asian shares at least doubled that of U.S. stocks, while emerging market equity returns more than tripled those in developed markets. In addition, U.S. dollar weakness versus the currencies of many major trading partners enhanced equity returns for U.S.-based investors holding stocks denominated in these currencies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


4 | Annual Report

Franklin Templeton
Conservative Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Conservative Target
Fund

seeks the highest level of long-term total return consistent with a lower level of risk. 1

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton Conservative Target Fund
Based on Total Net Assets as of 12/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity ................................   27.8%
Domestic Fixed Income ..........................   26.5%
Foreign Fixed Income ...........................   12.7%
Foreign Equity .................................   12.6%
Short-Term Investments & Other Net Assets ......   20.4%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Conservative Target Fund's annual report for the fiscal year ended December 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Conservative Target Fund - Class A posted a cumulative total return of +8.29% for the 12 months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers
(LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day U.S. T-Bill Index for short-term investments and other net assets. For the reporting

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 40.


                                                               Annual Report | 5

TOP 10 FUND HOLDINGS
Franklin Templeton Conservative Target Fund 12/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Templeton Global Bond Fund
- Advisor Class                                                            12.7%
--------------------------------------------------------------------------------
Franklin U.S. Government Securities
Fund - Advisor Class                                                       12.4%
--------------------------------------------------------------------------------
Franklin Total Return Fund
- Advisor Class                                                             9.5%
--------------------------------------------------------------------------------
Mutual Shares Fund
- Class Z                                                                   8.9%
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund
- Advisor Class                                                             7.6%
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II
- Advisor Class                                                             6.5%
--------------------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio                                       4.7%
--------------------------------------------------------------------------------
Mutual European Fund - Class Z                                              4.4%
--------------------------------------------------------------------------------
Templeton Foreign Fund - Advisor Class                                      2.4%
--------------------------------------------------------------------------------
Templeton China World Fund
- Advisor Class                                                             2.2%
--------------------------------------------------------------------------------

period, the hybrid benchmark returned +6.83%.2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series is intended to increase the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Conservative Target Fund seeks to maintain the following asset class allocations: 40% equity funds, 40% fixed income funds, and 20% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Conservative Target Fund's domestic equity exposure was 68.8% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2007, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z representing 8.9% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 67.6% of the Fund's total income weighting, with the

2. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The benchmark index's weightings are as follows: S&P 500 28%, MSCI EAFE 12%, LB U.S. Aggregate 40% and P&R 90 Day T-Bill 20%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


6 | Annual Report
balance represented by foreign fixed income. Templeton Global Bond Fund
- Advisor Class was our largest fixed income fund weighting at 12.7% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund
- Advisor Class, outperformed the S&P 500 during the 12-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund
- Class Z, underperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class and Franklin U.S. Government Securities Fund - Advisor Class outperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Conservative Target Fund. We look forward to serving your future investment needs.

[GRAPHIC OMITTED]    /s/ T. Anthony Coffey

                     T. Anthony Coffey, CFA
                     Portfolio Manager
                     Franklin Templeton Conservative Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 7

Performance Summary as of 12/31/07

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------
CLASS A (SYMBOL: FTCIX)                                   CHANGE   12/31/07   12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$0.26     $13.59     $13.33
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.4656
---------------------------------------------------------------------------------------
Short-Term Capital Gain                      $0.0064
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.3439
---------------------------------------------------------------------------------------
   TOTAL                                     $0.8159
---------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                     CHANGE   12/31/07   12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$0.26     $13.55     $13.29
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.3621
---------------------------------------------------------------------------------------
Short-Term Capital Gain                      $0.0064
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.3439
---------------------------------------------------------------------------------------
   TOTAL                                     $0.7124
---------------------------------------------------------------------------------------
CLASS C (SYMBOL: FTCCX)                                   CHANGE   12/31/07   12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$0.24     $13.42     $13.18
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.3708
---------------------------------------------------------------------------------------
Short-Term Capital Gain                      $0.0064
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.3439
---------------------------------------------------------------------------------------
   TOTAL                                     $0.7211
---------------------------------------------------------------------------------------
CLASS R (SYMBOL: FTCRX)                                   CHANGE   12/31/07   12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$0.25     $13.55     $13.30
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.4362
---------------------------------------------------------------------------------------
Short-Term Capital Gain                      $0.0064
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.3439
---------------------------------------------------------------------------------------
   TOTAL                                     $0.7865
---------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                               CHANGE   12/31/07   12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$0.26     $13.57     $13.31
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.4988
---------------------------------------------------------------------------------------
Short-Term Capital Gain                      $0.0064
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.3439
---------------------------------------------------------------------------------------
   TOTAL                                     $0.8491
---------------------------------------------------------------------------------------


8 | Annual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

----------------------------------------------------------------------------------------------------------------------
CLASS A                                                                  1-YEAR         5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +8.29%        +57.92%          +92.14%
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                             +2.08%         +8.28%           +6.12%
----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                           $10,208        $14,888          $18,116
----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
----------------------------------------------------------------------------------------------------------------------
      Without Waiver                                     1.42%
----------------------------------------------------------------------------------------------------------------------
      With Waiver                                        1.18%
----------------------------------------------------------------------------------------------------------------------
CLASS B                                                                  1-YEAR         3-YEAR    INCEPTION (12/1/03)
----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +7.42%        +21.67%          +32.72%
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                             +3.42%         +5.87%           +6.78%
----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                           $10,342        $11,867          $13,072
----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
----------------------------------------------------------------------------------------------------------------------
      Without Waiver                                     2.17%
----------------------------------------------------------------------------------------------------------------------
      With Waiver                                        1.93%
----------------------------------------------------------------------------------------------------------------------
CLASS C                                                                  1-YEAR         5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +7.48%        +52.06%          +78.25%
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                             +6.48%         +8.74%           +5.95%
----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                           $10,648        $15,206          $17,825
----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
----------------------------------------------------------------------------------------------------------------------
      Without Waiver                                     2.16%
----------------------------------------------------------------------------------------------------------------------
      With Waiver                                        1.92%
----------------------------------------------------------------------------------------------------------------------
CLASS R                                                                  1-YEAR         5-YEAR    INCEPTION (1/1/02)
----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +7.91%        +55.87%          +49.51%
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                             +7.91%         +9.28%           +6.94%
----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                           $10,791        $15,587          $14,951
----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
----------------------------------------------------------------------------------------------------------------------
      Without Waiver                                     1.67%
----------------------------------------------------------------------------------------------------------------------
      With Waiver                                        1.43%
----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 6                                                          1-YEAR         5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +8.48%        +58.60%          +92.97%
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                             +8.48%         +9.66%           +6.79%
----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                           $10,848        $15,860          $19,297
----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
----------------------------------------------------------------------------------------------------------------------
      Without Waiver                                     1.17%
----------------------------------------------------------------------------------------------------------------------
      With Waiver                                        0.93%
----------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS A                                                                 12/31/07
--------------------------------------------------------------------------------
1-Year                                                                    +2.08%
--------------------------------------------------------------------------------
5-Year                                                                    +8.28%
--------------------------------------------------------------------------------
10-Year                                                                   +6.12%
--------------------------------------------------------------------------------

CLASS A (1/1/98-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE     FT Conservative Target Fund  S&P 500 7  MSCI EAFE Index 7  LB U.S. Aggregate Index 7  P&R 90 Day U.S. T-Bill Index 7
--------------------------------------------------------------------------------------------------------------------------------
  1/1/1998            $ 9,429             $10,000        $10,000                $10,000                       $10,000
 1/31/1998            $ 9,420             $10,111        $10,460                $10,128                       $10,050
 2/28/1998            $ 9,684             $10,840        $11,133                $10,121                       $10,089
 3/31/1998            $ 9,897             $11,395        $11,479                $10,156                       $10,139
 4/30/1998            $ 9,950             $11,510        $11,572                $10,209                       $10,185
 5/31/1998            $ 9,853             $11,312        $11,518                $10,305                       $10,229
 6/30/1998            $ 9,855             $11,771        $11,608                $10,393                       $10,271
 7/31/1998            $ 9,731             $11,646        $11,729                $10,415                       $10,316
 8/31/1998            $ 9,165             $ 9,962        $10,278                $10,584                       $10,365
 9/30/1998            $ 9,324             $10,600        $ 9,966                $10,832                       $10,419
10/31/1998            $ 9,440             $11,463        $11,007                $10,775                       $10,459
11/30/1998            $ 9,610             $12,157        $11,574                $10,836                       $10,493
12/31/1998            $ 9,709             $12,858        $12,033                $10,869                       $10,536
 1/31/1999            $ 9,774             $13,396        $12,001                $10,946                       $10,577
 2/28/1999            $ 9,645             $12,979        $11,717                $10,755                       $10,611
 3/31/1999            $ 9,790             $13,498        $12,209                $10,815                       $10,656
 4/30/1999            $10,032             $14,021        $12,707                $10,849                       $10,696
 5/31/1999            $ 9,948             $13,690        $12,055                $10,754                       $10,736
 6/30/1999            $10,111             $14,450        $12,528                $10,720                       $10,776
 7/31/1999            $10,045             $13,999        $12,903                $10,674                       $10,821
 8/31/1999            $10,055             $13,929        $12,953                $10,669                       $10,862
 9/30/1999            $10,041             $13,548        $13,086                $10,793                       $10,910
10/31/1999            $10,315             $14,405        $13,579                $10,832                       $10,953
11/30/1999            $10,872             $14,698        $14,054                $10,832                       $10,997
12/31/1999            $11,678             $15,563        $15,318                $10,779                       $11,047
 1/31/2000            $11,552             $14,781        $14,348                $10,744                       $11,090
 2/29/2000            $12,512             $14,502        $14,737                $10,874                       $11,140
 3/31/2000            $12,337             $15,920        $15,311                $11,017                       $11,196
 4/30/2000            $11,879             $15,441        $14,508                $10,986                       $11,253
 5/31/2000            $11,625             $15,124        $14,156                $10,981                       $11,314
 6/30/2000            $11,960             $15,497        $14,713                $11,209                       $11,362
 7/31/2000            $11,930             $15,255        $14,099                $11,311                       $11,415
 8/31/2000            $12,393             $16,203        $14,224                $11,475                       $11,474
 9/30/2000            $12,265             $15,347        $13,535                $11,547                       $11,537
10/31/2000            $12,096             $15,282        $13,218                $11,623                       $11,595
11/30/2000            $11,658             $14,078        $12,725                $11,813                       $11,659
12/31/2000            $12,034             $14,146        $13,180                $12,033                       $11,726
 1/31/2001            $12,360             $14,648        $13,174                $12,229                       $11,803
 2/28/2001            $11,971             $13,313        $12,187                $12,336                       $11,850
 3/31/2001            $11,663             $12,469        $11,380                $12,398                       $11,910
 4/30/2001            $12,032             $13,438        $12,178                $12,346                       $11,959
 5/31/2001            $12,106             $13,528        $11,758                $12,421                       $12,005
 6/30/2001            $12,053             $13,199        $11,282                $12,468                       $12,040
 7/31/2001            $12,000             $13,069        $11,077                $12,746                       $12,080
 8/31/2001            $11,851             $12,251        $10,799                $12,892                       $12,120
 9/30/2001            $11,204             $11,262        $ 9,708                $13,043                       $12,173
10/31/2001            $11,515             $11,476        $ 9,956                $13,316                       $12,205
11/30/2001            $11,794             $12,357        $10,324                $13,132                       $12,231
12/31/2001            $11,924             $12,465        $10,385                $13,049                       $12,250
 1/31/2002            $11,913             $12,283        $ 9,834                $13,154                       $12,267
 2/28/2002            $11,902             $12,046        $ 9,904                $13,282                       $12,283
 3/31/2002            $12,147             $12,499        $10,444                $13,061                       $12,302
 4/30/2002            $12,180             $11,741        $10,520                $13,314                       $12,320
 5/31/2002            $12,136             $11,655        $10,663                $13,427                       $12,340
 6/30/2002            $11,785             $10,825        $10,242                $13,543                       $12,358
 7/31/2002            $11,310             $ 9,981        $ 9,232                $13,707                       $12,375
 8/31/2002            $11,388             $10,046        $ 9,213                $13,938                       $12,394
 9/30/2002            $11,036             $ 8,955        $ 8,226                $14,164                       $12,413
10/31/2002            $11,247             $ 9,743        $ 8,669                $14,099                       $12,432
11/30/2002            $11,547             $10,316        $ 9,063                $14,096                       $12,452
12/31/2002            $11,472             $ 9,710        $ 8,759                $14,387                       $12,465
 1/31/2003            $11,427             $ 9,456        $ 8,394                $14,399                       $12,478
 2/28/2003            $11,394             $ 9,314        $ 8,202                $14,598                       $12,489
 3/31/2003            $11,378             $ 9,404        $ 8,047                $14,587                       $12,503
 4/30/2003            $11,795             $10,179        $ 8,845                $14,707                       $12,516
 5/31/2003            $12,246             $10,715        $ 9,389                $14,982                       $12,528
 6/30/2003            $12,316             $10,852        $ 9,622                $14,952                       $12,544
 7/31/2003            $12,327             $11,043        $ 9,856                $14,449                       $12,552
 8/31/2003            $12,598             $11,259        $10,096                $14,545                       $12,562
 9/30/2003            $12,684             $11,139        $10,409                $14,930                       $12,573
10/31/2003            $12,990             $11,769        $11,059                $14,791                       $12,583
11/30/2003            $13,194             $11,873        $11,306                $14,826                       $12,593
12/31/2003            $13,463             $12,495        $12,190                $14,977                       $12,603
 1/31/2004            $13,566             $12,725        $12,363                $15,098                       $12,613
 2/29/2004            $13,692             $12,902        $12,651                $15,261                       $12,622
 3/31/2004            $13,711             $12,707        $12,727                $15,375                       $12,632
 4/30/2004            $13,367             $12,508        $12,450                $14,975                       $12,641
 5/31/2004            $13,447             $12,679        $12,503                $14,915                       $12,650
 6/30/2004            $13,607             $12,926        $12,783                $15,000                       $12,656
 7/31/2004            $13,423             $12,498        $12,369                $15,148                       $12,668
 8/31/2004            $13,527             $12,549        $12,427                $15,437                       $12,680
 9/30/2004            $13,748             $12,684        $12,753                $15,479                       $12,694
10/31/2004            $13,945             $12,878        $13,189                $15,609                       $12,709
11/30/2004            $14,303             $13,399        $14,094                $15,485                       $12,722
12/31/2004            $14,537             $13,855        $14,713                $15,627                       $12,746
 1/31/2005            $14,351             $13,518        $14,444                $15,725                       $12,764
 2/28/2005            $14,572             $13,802        $15,071                $15,632                       $12,784
 3/31/2005            $14,375             $13,558        $14,698                $15,552                       $12,814
 4/30/2005            $14,223             $13,300        $14,369                $15,762                       $12,841
 5/31/2005            $14,433             $13,724        $14,391                $15,933                       $12,870
 6/30/2005            $14,563             $13,743        $14,588                $16,020                       $12,899
 7/31/2005            $14,786             $14,254        $15,036                $15,874                       $12,927
 8/31/2005            $14,845             $14,124        $15,421                $16,078                       $12,963
 9/30/2005            $14,954             $14,239        $16,111                $15,912                       $13,000
10/31/2005            $14,730             $14,001        $15,641                $15,786                       $13,030
11/30/2005            $15,036             $14,531        $16,028                $15,856                       $13,073
12/31/2005            $15,221             $14,536        $16,775                $16,007                       $13,114
 1/31/2006            $15,687             $14,921        $17,806                $16,007                       $13,151
 2/28/2006            $15,687             $14,961        $17,769                $16,061                       $13,193
 3/31/2006            $15,853             $15,147        $18,364                $15,903                       $13,245
 4/30/2006            $16,021             $15,351        $19,254                $15,874                       $13,293
 5/31/2006            $15,697             $14,909        $18,530                $15,857                       $13,344
 6/30/2006            $15,708             $14,929        $18,537                $15,891                       $13,395
 7/31/2006            $15,708             $15,021        $18,722                $16,106                       $13,449
 8/31/2006            $15,927             $15,379        $19,242                $16,352                       $13,509
 9/30/2006            $15,987             $15,775        $19,276                $16,496                       $13,568
10/31/2006            $16,330             $16,289        $20,027                $16,605                       $13,621
11/30/2006            $16,660             $16,599        $20,631                $16,798                       $13,679
12/31/2006            $16,730             $16,832        $21,280                $16,700                       $13,738
 1/31/2007            $16,881             $17,086        $21,426                $16,693                       $13,793
 2/28/2007            $16,918             $16,752        $21,602                $16,951                       $13,847
 3/31/2007            $17,086             $16,939        $22,163                $16,951                       $13,910
 4/30/2007            $17,414             $17,690        $23,167                $17,043                       $13,970
 5/31/2007            $17,666             $18,307        $23,604                $16,914                       $14,033
 6/30/2007            $17,617             $18,003        $23,641                $16,863                       $14,086
 7/31/2007            $17,488             $17,445        $23,295                $17,004                       $14,140
 8/31/2007            $17,540             $17,706        $22,937                $17,213                       $14,220
 9/30/2007            $18,108             $18,368        $24,168                $17,343                       $14,272
10/31/2007            $18,511             $18,661        $25,120                $17,499                       $14,315
11/30/2007            $18,134             $17,880        $24,301                $17,814                       $14,380
12/31/2007            $18,116             $17,756        $23,755                $17,864                       $14,413

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS B                                                                 12/31/07
--------------------------------------------------------------------------------
1-Year                                                                    +3.42%
--------------------------------------------------------------------------------
3-Year                                                                    +5.87%
--------------------------------------------------------------------------------
Since Inception (12/1/03)                                                 +6.78%
--------------------------------------------------------------------------------

CLASS B (12/1/03-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE     FT Conservative Target Fund  S&P 500 7  MSCI EAFE Index 7  LB U.S. Aggregate Index 7  P&R 90 Day U.S. T-Bill Index 7
--------------------------------------------------------------------------------------------------------------------------------
 12/1/2003            $10,000             $10,000        $10,000                $10,000                       $10,000
12/31/2003            $10,170             $10,524        $10,782                $10,102                       $10,008
 1/31/2004            $10,239             $10,718        $10,935                $10,183                       $10,016
 2/29/2004            $10,326             $10,867        $11,189                $10,293                       $10,023
 3/31/2004            $10,337             $10,703        $11,257                $10,370                       $10,031
 4/30/2004            $10,068             $10,535        $11,012                $10,101                       $10,038
 5/31/2004            $10,129             $10,679        $11,059                $10,060                       $10,045
 6/30/2004            $10,237             $10,887        $11,306                $10,117                       $10,050
 7/31/2004            $10,098             $10,527        $10,941                $10,217                       $10,059
 8/31/2004            $10,168             $10,569        $10,991                $10,412                       $10,069
 9/30/2004            $10,329             $10,684        $11,280                $10,440                       $10,080
10/31/2004            $10,468             $10,847        $11,666                $10,528                       $10,092
11/30/2004            $10,738             $11,286        $12,466                $10,444                       $10,102
12/31/2004            $10,908             $11,670        $13,013                $10,540                       $10,122
 1/31/2005            $10,751             $11,385        $12,775                $10,606                       $10,136
 2/28/2005            $10,917             $11,625        $13,330                $10,544                       $10,151
 3/31/2005            $10,757             $11,419        $13,001                $10,489                       $10,175
 4/30/2005            $10,643             $11,202        $12,710                $10,631                       $10,196
 5/31/2005            $10,792             $11,559        $12,729                $10,746                       $10,220
 6/30/2005            $10,878             $11,575        $12,903                $10,805                       $10,243
 7/31/2005            $11,045             $12,006        $13,299                $10,707                       $10,265
 8/31/2005            $11,080             $11,896        $13,639                $10,844                       $10,293
 9/30/2005            $11,150             $11,993        $14,250                $10,732                       $10,323
10/31/2005            $10,982             $11,793        $13,834                $10,647                       $10,347
11/30/2005            $11,194             $12,239        $14,177                $10,694                       $10,381
12/31/2005            $11,330             $12,243        $14,837                $10,796                       $10,414
 1/31/2006            $11,669             $12,567        $15,749                $10,797                       $10,443
 2/28/2006            $11,669             $12,601        $15,717                $10,833                       $10,477
 3/31/2006            $11,779             $12,758        $16,243                $10,726                       $10,518
 4/30/2006            $11,886             $12,929        $17,030                $10,707                       $10,555
 5/31/2006            $11,645             $12,557        $16,389                $10,695                       $10,597
 6/30/2006            $11,650             $12,574        $16,395                $10,718                       $10,637
 7/31/2006            $11,632             $12,652        $16,560                $10,863                       $10,680
 8/31/2006            $11,795             $12,953        $17,019                $11,029                       $10,727
 9/30/2006            $11,835             $13,287        $17,049                $11,126                       $10,774
10/31/2006            $12,071             $13,720        $17,714                $11,200                       $10,816
11/30/2006            $12,316             $13,981        $18,248                $11,330                       $10,862
12/31/2006            $12,355             $14,177        $18,822                $11,264                       $10,909
 1/31/2007            $12,457             $14,391        $18,951                $11,259                       $10,953
 2/28/2007            $12,485             $14,110        $19,106                $11,433                       $10,996
 3/31/2007            $12,593             $14,267        $19,603                $11,433                       $11,046
 4/30/2007            $12,836             $14,899        $20,491                $11,495                       $11,094
 5/31/2007            $13,013             $15,419        $20,878                $11,408                       $11,143
 6/30/2007            $12,962             $15,163        $20,910                $11,374                       $11,185
 7/31/2007            $12,857             $14,693        $20,604                $11,469                       $11,228
 8/31/2007            $12,886             $14,913        $20,287                $11,609                       $11,292
 9/30/2007            $13,299             $15,471        $21,376                $11,698                       $11,333
10/31/2007            $13,587             $15,717        $22,219                $11,803                       $11,367
11/30/2007            $13,299             $15,060        $21,494                $12,015                       $11,419
12/31/2007            $13,072             $14,955        $21,011                $12,049                       $11,445


10 | Annual Report

CLASS C (1/1/98-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE      FT Conservative Target Fund   S&P 500 7   MSCI EAFE Index 7   LB U.S. Aggregate Index 7  P&R 90 Day U.S. T-Bill Index 7
------------------------------------------------------------------------------------------------------------------------------------
  1/1/1998             $10,000              $10,000         $10,000                 $10,000                      $10,000
 1/31/1998             $ 9,981              $10,111         $10,460                 $10,128                      $10,050
 2/28/1998             $10,253              $10,840         $11,133                 $10,121                      $10,089
 3/31/1998             $10,478              $11,395         $11,479                 $10,156                      $10,139
 4/30/1998             $10,525              $11,510         $11,572                 $10,209                      $10,185
 5/31/1998             $10,422              $11,312         $11,518                 $10,305                      $10,229
 6/30/1998             $10,414              $11,771         $11,608                 $10,393                      $10,271
 7/31/1998             $10,273              $11,646         $11,729                 $10,415                      $10,316
 8/31/1998             $ 9,671              $ 9,962         $10,278                 $10,584                      $10,365
 9/30/1998             $ 9,833              $10,600         $ 9,966                 $10,832                      $10,419
10/31/1998             $ 9,947              $11,463         $11,007                 $10,775                      $10,459
11/30/1998             $10,117              $12,157         $11,574                 $10,836                      $10,493
12/31/1998             $10,218              $12,858         $12,033                 $10,869                      $10,536
 1/31/1999             $10,277              $13,396         $12,001                 $10,946                      $10,577
 2/28/1999             $10,140              $12,979         $11,717                 $10,755                      $10,611
 3/31/1999             $10,291              $13,498         $12,209                 $10,815                      $10,656
 4/30/1999             $10,527              $14,021         $12,707                 $10,849                      $10,696
 5/31/1999             $10,438              $13,690         $12,055                 $10,754                      $10,736
 6/30/1999             $10,598              $14,450         $12,528                 $10,720                      $10,776
 7/31/1999             $10,528              $13,999         $12,903                 $10,674                      $10,821
 8/31/1999             $10,528              $13,929         $12,953                 $10,669                      $10,862
 9/30/1999             $10,513              $13,548         $13,086                 $10,793                      $10,910
10/31/1999             $10,792              $14,405         $13,579                 $10,832                      $10,953
11/30/1999             $11,359              $14,698         $14,054                 $10,832                      $10,997
12/31/1999             $12,201              $15,563         $15,318                 $10,779                      $11,047
 1/31/2000             $12,058              $14,781         $14,348                 $10,744                      $11,090
 2/29/2000             $13,057              $14,502         $14,737                 $10,874                      $11,140
 3/31/2000             $12,861              $15,920         $15,311                 $11,017                      $11,196
 4/30/2000             $12,380              $15,441         $14,508                 $10,986                      $11,253
 5/31/2000             $12,113              $15,124         $14,156                 $10,981                      $11,314
 6/30/2000             $12,442              $15,497         $14,713                 $11,209                      $11,362
 7/31/2000             $12,411              $15,255         $14,099                 $11,311                      $11,415
 8/31/2000             $12,875              $16,203         $14,224                 $11,475                      $11,474
 9/30/2000             $12,739              $15,347         $13,535                 $11,547                      $11,537
10/31/2000             $12,562              $15,282         $13,218                 $11,623                      $11,595
11/30/2000             $12,093              $14,078         $12,725                 $11,813                      $11,659
12/31/2000             $12,477              $14,146         $13,180                 $12,033                      $11,726
 1/31/2001             $12,806              $14,648         $13,174                 $12,229                      $11,803
 2/28/2001             $12,400              $13,313         $12,187                 $12,336                      $11,850
 3/31/2001             $12,073              $12,469         $11,380                 $12,398                      $11,910
 4/30/2001             $12,447              $13,438         $12,178                 $12,346                      $11,959
 5/31/2001             $12,513              $13,528         $11,758                 $12,421                      $12,005
 6/30/2001             $12,446              $13,199         $11,282                 $12,468                      $12,040
 7/31/2001             $12,391              $13,069         $11,077                 $12,746                      $12,080
 8/31/2001             $12,225              $12,251         $10,799                 $12,892                      $12,120
 9/30/2001             $11,552              $11,262         $ 9,708                 $13,043                      $12,173
10/31/2001             $11,864              $11,476         $ 9,956                 $13,316                      $12,205
11/30/2001             $12,143              $12,357         $10,324                 $13,132                      $12,231
12/31/2001             $12,281              $12,465         $10,385                 $13,049                      $12,250
 1/31/2002             $12,246              $12,283         $ 9,834                 $13,154                      $12,267
 2/28/2002             $12,224              $12,046         $ 9,904                 $13,282                      $12,283
 3/31/2002             $12,476              $12,499         $10,444                 $13,061                      $12,302
 4/30/2002             $12,498              $11,741         $10,520                 $13,314                      $12,320
 5/31/2002             $12,441              $11,655         $10,663                 $13,427                      $12,340
 6/30/2002             $12,080              $10,825         $10,242                 $13,543                      $12,358
 7/31/2002             $11,588              $ 9,981         $ 9,232                 $13,707                      $12,375
 8/31/2002             $11,668              $10,046         $ 9,213                 $13,938                      $12,394
 9/30/2002             $11,298              $ 8,955         $ 8,226                 $14,164                      $12,413
10/31/2002             $11,505              $ 9,743         $ 8,669                 $14,099                      $12,432
11/30/2002             $11,803              $10,316         $ 9,063                 $14,096                      $12,452
12/31/2002             $11,722              $ 9,710         $ 8,759                 $14,387                      $12,465
 1/31/2003             $11,664              $ 9,456         $ 8,394                 $14,399                      $12,478
 2/28/2003             $11,630              $ 9,314         $ 8,202                 $14,598                      $12,489
 3/31/2003             $11,606              $ 9,404         $ 8,047                 $14,587                      $12,503
 4/30/2003             $12,012              $10,179         $ 8,845                 $14,707                      $12,516
 5/31/2003             $12,476              $10,715         $ 9,389                 $14,982                      $12,528
 6/30/2003             $12,539              $10,852         $ 9,622                 $14,952                      $12,544
 7/31/2003             $12,539              $11,043         $ 9,856                 $14,449                      $12,552
 8/31/2003             $12,806              $11,259         $10,096                 $14,545                      $12,562
 9/30/2003             $12,884              $11,139         $10,409                 $14,930                      $12,573
10/31/2003             $13,186              $11,769         $11,059                 $14,791                      $12,583
11/30/2003             $13,384              $11,873         $11,306                 $14,826                      $12,593
12/31/2003             $13,651              $12,495         $12,190                 $14,977                      $12,603
 1/31/2004             $13,745              $12,725         $12,363                 $15,098                      $12,613
 2/29/2004             $13,862              $12,902         $12,651                 $15,261                      $12,622
 3/31/2004             $13,878              $12,707         $12,727                 $15,375                      $12,632
 4/30/2004             $13,514              $12,508         $12,450                 $14,975                      $12,641
 5/31/2004             $13,597              $12,679         $12,503                 $14,915                      $12,650
 6/30/2004             $13,734              $12,926         $12,783                 $15,000                      $12,656
 7/31/2004             $13,546              $12,498         $12,369                 $15,148                      $12,668
 8/31/2004             $13,640              $12,549         $12,427                 $15,437                      $12,680
 9/30/2004             $13,865              $12,684         $12,753                 $15,479                      $12,694
10/31/2004             $14,053              $12,878         $13,189                 $15,609                      $12,709
11/30/2004             $14,406              $13,399         $14,094                 $15,485                      $12,722
12/31/2004             $14,634              $13,855         $14,713                 $15,627                      $12,746
 1/31/2005             $14,421              $13,518         $14,444                 $15,725                      $12,764
 2/28/2005             $14,646              $13,802         $15,071                 $15,632                      $12,784
 3/31/2005             $14,439              $13,558         $14,698                 $15,552                      $12,814
 4/30/2005             $14,285              $13,300         $14,369                 $15,762                      $12,841
 5/31/2005             $14,475              $13,724         $14,391                 $15,933                      $12,870
 6/30/2005             $14,603              $13,743         $14,588                 $16,020                      $12,899
 7/31/2005             $14,817              $14,254         $15,036                 $15,874                      $12,927
 8/31/2005             $14,865              $14,124         $15,421                 $16,078                      $12,963
 9/30/2005             $14,961              $14,239         $16,111                 $15,912                      $13,000
10/31/2005             $14,734              $14,001         $15,641                 $15,786                      $13,030
11/30/2005             $15,020              $14,531         $16,028                 $15,856                      $13,073
12/31/2005             $15,194              $14,536         $16,775                 $16,007                      $13,114
 1/31/2006             $15,664              $14,921         $17,806                 $16,007                      $13,151
 2/28/2006             $15,652              $14,961         $17,769                 $16,061                      $13,193
 3/31/2006             $15,814              $15,147         $18,364                 $15,903                      $13,245
 4/30/2006             $15,959              $15,351         $19,254                 $15,874                      $13,293
 5/31/2006             $15,620              $14,909         $18,530                 $15,857                      $13,344
 6/30/2006             $15,638              $14,929         $18,537                 $15,891                      $13,395
 7/31/2006             $15,614              $15,021         $18,722                 $16,106                      $13,449
 8/31/2006             $15,822              $15,379         $19,242                 $16,352                      $13,509
 9/30/2006             $15,878              $15,775         $19,276                 $16,496                      $13,568
10/31/2006             $16,211              $16,289         $20,027                 $16,605                      $13,621
11/30/2006             $16,530              $16,599         $20,631                 $16,798                      $13,679
12/31/2006             $16,585              $16,832         $21,280                 $16,700                      $13,738
 1/31/2007             $16,723              $17,086         $21,426                 $16,693                      $13,793
 2/28/2007             $16,748              $16,752         $21,602                 $16,951                      $13,847
 3/31/2007             $16,909              $16,939         $22,163                 $16,951                      $13,910
 4/30/2007             $17,225              $17,690         $23,167                 $17,043                      $13,970
 5/31/2007             $17,465              $18,307         $23,604                 $16,914                      $14,033
 6/30/2007             $17,398              $18,003         $23,641                 $16,863                      $14,086
 7/31/2007             $17,256              $17,445         $23,295                 $17,004                      $14,140
 8/31/2007             $17,307              $17,706         $22,937                 $17,213                      $14,220
 9/30/2007             $17,844              $18,368         $24,168                 $17,343                      $14,272
10/31/2007             $18,246              $18,661         $25,120                 $17,499                      $14,315
11/30/2007             $17,857              $17,880         $24,301                 $17,814                      $14,380
12/31/2007             $17,825              $17,756         $23,755                 $17,864                      $14,413

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS C                                                                 12/31/07
--------------------------------------------------------------------------------
1-Year                                                                    +6.48%
--------------------------------------------------------------------------------
5-Year                                                                    +8.74%
--------------------------------------------------------------------------------
10-Year                                                                   +5.95%
--------------------------------------------------------------------------------

CLASS R (1/1/02-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE      FT Conservative Target Fund   S&P 500 7   MSCI EAFE Index 7   LB U.S. Aggregate Index 7  P&R 90 Day U.S. T-Bill Index 7
------------------------------------------------------------------------------------------------------------------------------------
  1/1/2002             $10,000              $10,000         $10,000                 $10,000                      $10,000
 1/31/2002             $ 9,982              $ 9,854         $ 9,469                 $10,081                      $10,014
 2/28/2002             $ 9,972              $ 9,664         $ 9,536                 $10,179                      $10,027
 3/31/2002             $10,178              $10,027         $10,057                 $10,009                      $10,042
 4/30/2002             $10,196              $ 9,420         $10,130                 $10,203                      $10,057
 5/31/2002             $10,159              $ 9,350         $10,267                 $10,290                      $10,073
 6/30/2002             $ 9,869              $ 8,684         $ 9,862                 $10,379                      $10,088
 7/31/2002             $ 9,461              $ 8,007         $ 8,889                 $10,504                      $10,102
 8/31/2002             $ 9,526              $ 8,060         $ 8,871                 $10,682                      $10,117
 9/30/2002             $ 9,232              $ 7,184         $ 7,921                 $10,855                      $10,133
10/31/2002             $ 9,409              $ 7,816         $ 8,347                 $10,805                      $10,149
11/30/2002             $ 9,650              $ 8,276         $ 8,727                 $10,802                      $10,165
12/31/2002             $ 9,591              $ 7,790         $ 8,434                 $11,025                      $10,175
 1/31/2003             $ 9,554              $ 7,586         $ 8,083                 $11,035                      $10,186
 2/28/2003             $ 9,516              $ 7,472         $ 7,898                 $11,188                      $10,195
 3/31/2003             $ 9,510              $ 7,545         $ 7,749                 $11,179                      $10,207
 4/30/2003             $ 9,850              $ 8,166         $ 8,517                 $11,271                      $10,217
 5/31/2003             $10,228              $ 8,596         $ 9,041                 $11,481                      $10,227
 6/30/2003             $10,284              $ 8,706         $ 9,265                 $11,459                      $10,240
 7/31/2003             $10,293              $ 8,859         $ 9,491                 $11,073                      $10,247
 8/31/2003             $10,511              $ 9,032         $ 9,721                 $11,147                      $10,255
 9/30/2003             $10,584              $ 8,936         $10,023                 $11,442                      $10,263
10/31/2003             $10,831              $ 9,442         $10,648                 $11,335                      $10,272
11/30/2003             $11,002              $ 9,525         $10,887                 $11,362                      $10,280
12/31/2003             $11,228              $10,024         $11,738                 $11,478                      $10,288
 1/31/2004             $11,314              $10,208         $11,904                 $11,570                      $10,297
 2/29/2004             $11,410              $10,350         $12,181                 $11,696                      $10,303
 3/31/2004             $11,431              $10,194         $12,255                 $11,783                      $10,312
 4/30/2004             $11,134              $10,034         $11,988                 $11,477                      $10,319
 5/31/2004             $11,210              $10,172         $12,040                 $11,431                      $10,326
 6/30/2004             $11,328              $10,370         $12,308                 $11,495                      $10,331
 7/31/2004             $11,174              $10,026         $11,911                 $11,609                      $10,341
 8/31/2004             $11,260              $10,067         $11,966                 $11,831                      $10,351
 9/30/2004             $11,449              $10,176         $12,280                 $11,863                      $10,363
10/31/2004             $11,604              $10,332         $12,700                 $11,962                      $10,375
11/30/2004             $11,902              $10,750         $13,571                 $11,867                      $10,385
12/31/2004             $12,098              $11,115         $14,167                 $11,976                      $10,405
 1/31/2005             $11,932              $10,844         $13,908                 $12,051                      $10,420
 2/28/2005             $12,117              $11,073         $14,512                 $11,980                      $10,436
 3/31/2005             $11,948              $10,877         $14,153                 $11,919                      $10,460
 4/30/2005             $11,821              $10,670         $13,837                 $12,080                      $10,482
 5/31/2005             $11,996              $11,010         $13,858                 $12,211                      $10,506
 6/30/2005             $12,097              $11,025         $14,047                 $12,277                      $10,530
 7/31/2005             $12,283              $11,435         $14,479                 $12,165                      $10,553
 8/31/2005             $12,332              $11,331         $14,849                 $12,321                      $10,582
 9/30/2005             $12,415              $11,423         $15,513                 $12,194                      $10,612
10/31/2005             $12,228              $11,232         $15,061                 $12,098                      $10,636
11/30/2005             $12,474              $11,657         $15,433                 $12,151                      $10,672
12/31/2005             $12,627              $11,661         $16,153                 $12,267                      $10,705
 1/31/2006             $13,013              $11,970         $17,145                 $12,268                      $10,736
 2/28/2006             $13,013              $12,003         $17,110                 $12,308                      $10,770
 3/31/2006             $13,155              $12,152         $17,683                 $12,188                      $10,812
 4/30/2006             $13,284              $12,315         $18,540                 $12,165                      $10,851
 5/31/2006             $13,005              $11,961         $17,843                 $12,152                      $10,893
 6/30/2006             $13,025              $11,977         $17,849                 $12,178                      $10,934
 7/31/2006             $13,015              $12,051         $18,028                 $12,343                      $10,979
 8/31/2006             $13,197              $12,338         $18,528                 $12,532                      $11,028
 9/30/2006             $13,239              $12,655         $18,561                 $12,642                      $11,076
10/31/2006             $13,524              $13,068         $19,284                 $12,726                      $11,119
11/30/2006             $13,798              $13,316         $19,866                 $12,873                      $11,166
12/31/2006             $13,855              $13,503         $20,491                 $12,798                      $11,215
 1/31/2007             $13,969              $13,707         $20,631                 $12,793                      $11,260
 2/28/2007             $14,000              $13,439         $20,800                 $12,990                      $11,304
 3/31/2007             $14,134              $13,590         $21,341                 $12,991                      $11,355
 4/30/2007             $14,406              $14,192         $22,308                 $13,061                      $11,404
 5/31/2007             $14,615              $14,687         $22,729                 $12,962                      $11,455
 6/30/2007             $14,565              $14,443         $22,764                 $12,924                      $11,499
 7/31/2007             $14,458              $13,995         $22,431                 $13,031                      $11,542
 8/31/2007             $14,501              $14,205         $22,086                 $13,191                      $11,608
 9/30/2007             $14,953              $14,736         $23,272                 $13,291                      $11,650
10/31/2007             $15,297              $14,970         $24,189                 $13,411                      $11,686
11/30/2007             $14,974              $14,344         $23,399                 $13,652                      $11,738
12/31/2007             $14,951              $14,245         $22,874                 $13,690                      $11,766

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS R                                                                 12/31/07
--------------------------------------------------------------------------------
1-Year                                                                    +7.91%
--------------------------------------------------------------------------------
5-Year                                                                    +9.28%
--------------------------------------------------------------------------------
Since Inception (1/1/02)                                                  +6.94%
--------------------------------------------------------------------------------


                                                              Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
ADVISOR CLASS 6                                                         12/31/07
--------------------------------------------------------------------------------
1-Year                                                                    +8.48%
--------------------------------------------------------------------------------
5-Year                                                                    +9.66%
--------------------------------------------------------------------------------
10-Year                                                                   +6.79%
--------------------------------------------------------------------------------

ADVISOR CLASS (1/1/98-12/31/07) 6

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE      FT Conservative Target Fund   S&P 500 7   MSCI EAFE Index 7   LB U.S. Aggregate Index 7  P&R 90 Day U.S. T-Bill Index 7
------------------------------------------------------------------------------------------------------------------------------------
  1/1/1998             $10,000              $10,000         $10,000                 $10,000                      $10,000
 1/31/1998             $ 9,991              $10,111         $10,460                 $10,128                      $10,050
 2/28/1998             $10,270              $10,840         $11,133                 $10,121                      $10,089
 3/31/1998             $10,497              $11,395         $11,479                 $10,156                      $10,139
 4/30/1998             $10,553              $11,510         $11,572                 $10,209                      $10,185
 5/31/1998             $10,450              $11,312         $11,518                 $10,305                      $10,229
 6/30/1998             $10,452              $11,771         $11,608                 $10,393                      $10,271
 7/31/1998             $10,320              $11,646         $11,729                 $10,415                      $10,316
 8/31/1998             $ 9,720              $ 9,962         $10,278                 $10,584                      $10,365
 9/30/1998             $ 9,889              $10,600         $ 9,966                 $10,832                      $10,419
10/31/1998             $10,012              $11,463         $11,007                 $10,775                      $10,459
11/30/1998             $10,192              $12,157         $11,574                 $10,836                      $10,493
12/31/1998             $10,298              $12,858         $12,033                 $10,869                      $10,536
 1/31/1999             $10,366              $13,396         $12,001                 $10,946                      $10,577
 2/28/1999             $10,229              $12,979         $11,717                 $10,755                      $10,611
 3/31/1999             $10,383              $13,498         $12,209                 $10,815                      $10,656
 4/30/1999             $10,639              $14,021         $12,707                 $10,849                      $10,696
 5/31/1999             $10,551              $13,690         $12,055                 $10,754                      $10,736
 6/30/1999             $10,723              $14,450         $12,528                 $10,720                      $10,776
 7/31/1999             $10,654              $13,999         $12,903                 $10,674                      $10,821
 8/31/1999             $10,664              $13,929         $12,953                 $10,669                      $10,862
 9/30/1999             $10,649              $13,548         $13,086                 $10,793                      $10,910
10/31/1999             $10,940              $14,405         $13,579                 $10,832                      $10,953
11/30/1999             $11,531              $14,698         $14,054                 $10,832                      $10,997
12/31/1999             $12,385              $15,563         $15,318                 $10,779                      $11,047
 1/31/2000             $12,252              $14,781         $14,348                 $10,744                      $11,090
 2/29/2000             $13,269              $14,502         $14,737                 $10,874                      $11,140
 3/31/2000             $13,085              $15,920         $15,311                 $11,017                      $11,196
 4/30/2000             $12,598              $15,441         $14,508                 $10,986                      $11,253
 5/31/2000             $12,329              $15,124         $14,156                 $10,981                      $11,314
 6/30/2000             $12,684              $15,497         $14,713                 $11,209                      $11,362
 7/31/2000             $12,653              $15,255         $14,099                 $11,311                      $11,415
 8/31/2000             $13,143              $16,203         $14,224                 $11,475                      $11,474
 9/30/2000             $13,008              $15,347         $13,535                 $11,547                      $11,537
10/31/2000             $12,828              $15,282         $13,218                 $11,623                      $11,595
11/30/2000             $12,364              $14,078         $12,725                 $11,813                      $11,659
12/31/2000             $12,763              $14,146         $13,180                 $12,033                      $11,726
 1/31/2001             $13,108              $14,648         $13,174                 $12,229                      $11,803
 2/28/2001             $12,697              $13,313         $12,187                 $12,336                      $11,850
 3/31/2001             $12,370              $12,469         $11,380                 $12,398                      $11,910
 4/30/2001             $12,761              $13,438         $12,178                 $12,346                      $11,959
 5/31/2001             $12,839              $13,528         $11,758                 $12,421                      $12,005
 6/30/2001             $12,783              $13,199         $11,282                 $12,468                      $12,040
 7/31/2001             $12,726              $13,069         $11,077                 $12,746                      $12,080
 8/31/2001             $12,569              $12,251         $10,799                 $12,892                      $12,120
 9/30/2001             $11,883              $11,262         $ 9,708                 $13,043                      $12,173
10/31/2001             $12,213              $11,476         $ 9,956                 $13,316                      $12,205
11/30/2001             $12,508              $12,357         $10,324                 $13,132                      $12,231
12/31/2001             $12,646              $12,465         $10,385                 $13,049                      $12,250
 1/31/2002             $12,635              $12,283         $ 9,834                 $13,154                      $12,267
 2/28/2002             $12,623              $12,046         $ 9,904                 $13,282                      $12,283
 3/31/2002             $12,883              $12,499         $10,444                 $13,061                      $12,302
 4/30/2002             $12,918              $11,741         $10,520                 $13,314                      $12,320
 5/31/2002             $12,871              $11,655         $10,663                 $13,427                      $12,340
 6/30/2002             $12,499              $10,825         $10,242                 $13,543                      $12,358
 7/31/2002             $11,996              $ 9,981         $ 9,232                 $13,707                      $12,375
 8/31/2002             $12,078              $10,046         $ 9,213                 $13,938                      $12,394
 9/30/2002             $11,705              $ 8,955         $ 8,226                 $14,164                      $12,413
10/31/2002             $11,929              $ 9,743         $ 8,669                 $14,099                      $12,432
11/30/2002             $12,247              $10,316         $ 9,063                 $14,096                      $12,452
12/31/2002             $12,167              $ 9,710         $ 8,759                 $14,387                      $12,465
 1/31/2003             $12,120              $ 9,456         $ 8,394                 $14,399                      $12,478
 2/28/2003             $12,084              $ 9,314         $ 8,202                 $14,598                      $12,489
 3/31/2003             $12,067              $ 9,404         $ 8,047                 $14,587                      $12,503
 4/30/2003             $12,510              $10,179         $ 8,845                 $14,707                      $12,516
 5/31/2003             $12,987              $10,715         $ 9,389                 $14,982                      $12,528
 6/30/2003             $13,062              $10,852         $ 9,622                 $14,952                      $12,544
 7/31/2003             $13,074              $11,043         $ 9,856                 $14,449                      $12,552
 8/31/2003             $13,362              $11,259         $10,096                 $14,545                      $12,562
 9/30/2003             $13,452              $11,139         $10,409                 $14,930                      $12,573
10/31/2003             $13,777              $11,769         $11,059                 $14,791                      $12,583
11/30/2003             $13,993              $11,873         $11,306                 $14,826                      $12,593
12/31/2003             $14,278              $12,495         $12,190                 $14,977                      $12,603
 1/31/2004             $14,387              $12,725         $12,363                 $15,098                      $12,613
 2/29/2004             $14,521              $12,902         $12,651                 $15,261                      $12,622
 3/31/2004             $14,541              $12,707         $12,727                 $15,375                      $12,632
 4/30/2004             $14,176              $12,508         $12,450                 $14,975                      $12,641
 5/31/2004             $14,262              $12,679         $12,503                 $14,915                      $12,650
 6/30/2004             $14,431              $12,926         $12,783                 $15,000                      $12,656
 7/31/2004             $14,236              $12,498         $12,369                 $15,148                      $12,668
 8/31/2004             $14,346              $12,549         $12,427                 $15,437                      $12,680
 9/30/2004             $14,581              $12,684         $12,753                 $15,479                      $12,694
10/31/2004             $14,789              $12,878         $13,189                 $15,609                      $12,709
11/30/2004             $15,170              $13,399         $14,094                 $15,485                      $12,722
12/31/2004             $15,418              $13,855         $14,713                 $15,627                      $12,746
 1/31/2005             $15,220              $13,518         $14,444                 $15,725                      $12,764
 2/28/2005             $15,455              $13,802         $15,071                 $15,632                      $12,784
 3/31/2005             $15,246              $13,558         $14,698                 $15,552                      $12,814
 4/30/2005             $15,084              $13,300         $14,369                 $15,762                      $12,841
 5/31/2005             $15,308              $13,724         $14,391                 $15,933                      $12,870
 6/30/2005             $15,445              $13,743         $14,588                 $16,020                      $12,899
 7/31/2005             $15,682              $14,254         $15,036                 $15,874                      $12,927
 8/31/2005             $15,744              $14,124         $15,421                 $16,078                      $12,963
 9/30/2005             $15,860              $14,239         $16,111                 $15,912                      $13,000
10/31/2005             $15,622              $14,001         $15,641                 $15,786                      $13,030
11/30/2005             $15,947              $14,531         $16,028                 $15,856                      $13,073
12/31/2005             $16,131              $14,536         $16,775                 $16,007                      $13,114
 1/31/2006             $16,638              $14,921         $17,806                 $16,007                      $13,151
 2/28/2006             $16,638              $14,961         $17,769                 $16,061                      $13,193
 3/31/2006             $16,821              $15,147         $18,364                 $15,903                      $13,245
 4/30/2006             $16,999              $15,351         $19,254                 $15,874                      $13,293
 5/31/2006             $16,655              $14,909         $18,530                 $15,857                      $13,344
 6/30/2006             $16,678              $14,929         $18,537                 $15,891                      $13,395
 7/31/2006             $16,678              $15,021         $18,722                 $16,106                      $13,449
 8/31/2006             $16,910              $15,379         $19,242                 $16,352                      $13,509
 9/30/2006             $16,985              $15,775         $19,276                 $16,496                      $13,568
10/31/2006             $17,349              $16,289         $20,027                 $16,605                      $13,621
11/30/2006             $17,701              $16,599         $20,631                 $16,798                      $13,679
12/31/2006             $17,789              $16,832         $21,280                 $16,700                      $13,738
 1/31/2007             $17,949              $17,086         $21,426                 $16,693                      $13,793
 2/28/2007             $17,989              $16,752         $21,602                 $16,951                      $13,847
 3/31/2007             $18,175              $16,939         $22,163                 $16,951                      $13,910
 4/30/2007             $18,524              $17,690         $23,167                 $17,043                      $13,970
 5/31/2007             $18,806              $18,307         $23,604                 $16,914                      $14,033
 6/30/2007             $18,752              $18,003         $23,641                 $16,863                      $14,086
 7/31/2007             $18,614              $17,445         $23,295                 $17,004                      $14,140
 8/31/2007             $18,669              $17,706         $22,937                 $17,213                      $14,220
 9/30/2007             $19,273              $18,368         $24,168                 $17,343                      $14,272
10/31/2007             $19,716              $18,661         $25,120                 $17,499                      $14,315
11/30/2007             $19,315              $17,880         $24,301                 $17,814                      $14,380
12/31/2007             $19,297              $17,756         $23,755                 $17,864                      $14,413

ENDNOTES

BECAUSE THE FUND INVESTS IN VARIOUS UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. If the manager had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +20.44% and +9.34%.

7. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. See page 6 for descriptions of the S&P 500, the MSCI EAFE Index, the LB U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


12 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT      ENDING ACCOUNT          EXPENSES PAID DURING
CLASS A                                                VALUE 7/1/07        VALUE 12/31/07        PERIOD* 7/1/07-12/31/07
-------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000               $1,028.40                    $2.51
-------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000               $1,022.74                    $2.50
-------------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000               $1,023.90                    $6.33
-------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000               $1,018.95                    $6.31
-------------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000               $1,024.60                    $6.28
-------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000               $1,019.00                    $6.26
-------------------------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000               $1,026.50                    $3.78
-------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000               $1,021.48                    $3.77
-------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000               $1,029.10                    $1.23
-------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000               $1,024.00                    $1.22
-------------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.49%; B: 1.24%; C: 1.23%; R: 0.74%; and Advisor: 0.24%),
multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


14 | Annual Report

Franklin Templeton
Moderate Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return consistent with a moderate level of risk. 1

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton Moderate Target Fund
Based on Total Net Assets as of 12/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity ..........................................   37.4%
Domestic Fixed Income ....................................   23.9%
Foreign Equity ...........................................   17.1%
Foreign Fixed Income .....................................   11.3%
Short-Term Investments & Other Net Assets ................   10.3%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Moderate Target Fund's annual report for the fiscal year ended December 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Moderate Target Fund - Class A posted a +9.40% cumulative total return for the 12 months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day U.S. T-Bill Index for short-term investments and other net assets. For the reporting

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 46.


                                                              Annual Report | 15

TOP 10 FUND HOLDINGS
Franklin Templeton Moderate Target Fund 12/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Mutual Shares Fund
- Class Z                                                                 11.7%
--------------------------------------------------------------------------------
Templeton Global Bond Fund
- Advisor Class                                                           11.3%
--------------------------------------------------------------------------------
Franklin U.S. Government Securities
Fund - Advisor Class                                                      11.1%
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund
- Advisor Class                                                           10.2%
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II
- Advisor Class                                                            8.7%
--------------------------------------------------------------------------------
Franklin Total Return Fund
- Advisor Class                                                            8.5%
--------------------------------------------------------------------------------
Mutual European Fund - Class Z                                             6.1%
--------------------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio                                      4.2%
--------------------------------------------------------------------------------
Templeton Foreign Fund - Advisor Class                                     3.3%
--------------------------------------------------------------------------------
Franklin Growth Opportunities Fund
- Advisor Class                                                            3.2%
--------------------------------------------------------------------------------

period, the hybrid benchmark returned +7.06%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 18.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series is intended to increase the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Moderate Target Fund seeks to maintain the following asset class allocations: 55% equity funds, 35% fixed income funds, and 10% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Moderate Target Fund's domestic equity exposure was 68.6% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2007, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z representing 11.7% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 67.9% of the Fund's total income weighting, with the

2. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The benchmark index's weightings are as follows: S&P 500 39%, MSCI EAFE 16%, LB U.S. Aggregate 35% and P&R 90 Day T-Bill 10%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


16 | Annual Report
balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 11.3% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, outperformed the S&P 500 during the 12-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, underperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class and Franklin U.S. Government Securities Fund - Advisor Class outperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Moderate Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]  /s/ T. Anthony Coffey

                 T. Anthony Coffey, CFA
                 Portfolio Manager
                 Franklin Templeton Moderate Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 17

Performance Summary as of 12/31/07

FRANKLIN TEMPLETON MODERATE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------
CLASS A (SYMBOL: FMTIX)                                CHANGE     12/31/07    12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.32      $14.35      $14.03
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                             $0.4310
---------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0133
---------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.5345
---------------------------------------------------------------------------------------
   TOTAL                                    $0.9788
---------------------------------------------------------------------------------------
CLASS B (SYMBOL: FBMTX)                                CHANGE     12/31/07    12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.32      $14.31      $13.99
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                             $0.3219
---------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0133
---------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.5345
---------------------------------------------------------------------------------------
   TOTAL                                    $0.8697
---------------------------------------------------------------------------------------
CLASS C (SYMBOL: FTMTX)                                CHANGE     12/31/07    12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.30      $14.11      $13.81
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                             $0.3258
---------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0133
---------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.5345
---------------------------------------------------------------------------------------
   TOTAL                                    $0.8736
---------------------------------------------------------------------------------------
CLASS R (SYMBOL: FTMRX)                                CHANGE     12/31/07    12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.32      $14.32      $14.00
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                             $0.3963
---------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0133
---------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.5345
---------------------------------------------------------------------------------------
   TOTAL                                    $0.9441
---------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                            CHANGE     12/31/07    12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.32      $14.35      $14.03
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                             $0.4666
---------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0133
---------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.5345
---------------------------------------------------------------------------------------
   TOTAL                                    $1.0144
---------------------------------------------------------------------------------------


18 | Annual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------------
CLASS A                                                       1-YEAR      5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                     +9.40%     +73.50%          +93.77%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                 +3.08%     +10.35%           +6.21%
--------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                               $10,308     $16,360          $18,268
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------------
      Without Waiver                               1.47%
--------------------------------------------------------------------------------------------------------
      With Waiver                                  1.25%
--------------------------------------------------------------------------------------------------------
CLASS B                                                       1-YEAR      3-YEAR    INCEPTION (12/1/03)
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                     +8.61%     +26.46%          +40.35%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                 +4.61%      +7.28%           +8.28%
--------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                               $10,461     $12,346          $13,835
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------------
      Without Waiver                               2.22%
--------------------------------------------------------------------------------------------------------
      With Waiver                                  2.00%
--------------------------------------------------------------------------------------------------------
CLASS C                                                       1-YEAR      5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                     +8.61%     +67.22%          +79.53%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                 +7.61%     +10.83%           +6.03%
--------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                               $10,761     $16,722          $17,953
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------------
      Without Waiver                               2.22%
--------------------------------------------------------------------------------------------------------
      With Waiver                                  2.00%
--------------------------------------------------------------------------------------------------------
CLASS R                                                       1-YEAR      5-YEAR     INCEPTION (1/1/02)
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                     +9.16%     +71.50%          +57.99%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                 +9.16%     +11.39%           +7.93%
--------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                               $10,916     $17,150          $15,799
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------------
      Without Waiver                               1.72%
--------------------------------------------------------------------------------------------------------
      With Waiver                                  1.50%
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS 6                                               1-YEAR      5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                     +9.66%     +74.49%          +94.88%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                 +9.66%     +11.78%           +6.90%
--------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                               $10,966     $17,449          $19,488
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------------------
      Without Waiver                               1.22%
--------------------------------------------------------------------------------------------------------
      With Waiver                                  1.00%
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                              Annual Report | 19

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------
CLASS A                                            12/31/07
------------------------------------------------------------
1-Year                                               +3.08%
------------------------------------------------------------
5-Year                                              +10.35%
------------------------------------------------------------
10-Year                                              +6.21%
------------------------------------------------------------

CLASS A (1/1/98-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                           LB U.S. Aggregate    P&R 90 Day U.S.
   DATE       FT Moderate Target Fund    S&P 500 7    MSCI EAFE Index 7         Index 7         T-Bill Index 7
---------------------------------------------------------------------------------------------------------------
  1/1/1998            $ 9,428             $10,000          $10,000              $10,000             $10,000
 1/31/1998            $ 9,383             $10,111          $10,460              $10,128             $10,050
 2/28/1998            $ 9,732             $10,840          $11,133              $10,121             $10,089
 3/31/1998            $10,023             $11,395          $11,479              $10,156             $10,139
 4/30/1998            $10,076             $11,510          $11,572              $10,209             $10,185
 5/31/1998            $ 9,906             $11,312          $11,518              $10,305             $10,229
 6/30/1998            $ 9,906             $11,771          $11,608              $10,393             $10,271
 7/31/1998            $ 9,672             $11,646          $11,729              $10,415             $10,316
 8/31/1998            $ 8,702             $ 9,962          $10,278              $10,584             $10,365
 9/30/1998            $ 8,896             $10,600          $ 9,966              $10,832             $10,419
10/31/1998            $ 9,086             $11,463          $11,007              $10,775             $10,459
11/30/1998            $ 9,294             $12,157          $11,574              $10,836             $10,493
12/31/1998            $ 9,442             $12,858          $12,033              $10,869             $10,536
 1/31/1999            $ 9,526             $13,396          $12,001              $10,946             $10,577
 2/28/1999            $ 9,339             $12,979          $11,717              $10,755             $10,611
 3/31/1999            $ 9,548             $13,498          $12,209              $10,815             $10,656
 4/30/1999            $ 9,839             $14,021          $12,707              $10,849             $10,696
 5/31/1999            $ 9,745             $13,690          $12,055              $10,754             $10,736
 6/30/1999            $ 9,935             $14,450          $12,528              $10,720             $10,776
 7/31/1999            $ 9,841             $13,999          $12,903              $10,674             $10,821
 8/31/1999            $ 9,860             $13,929          $12,953              $10,669             $10,862
 9/30/1999            $ 9,841             $13,548          $13,086              $10,793             $10,910
10/31/1999            $10,212             $14,405          $13,579              $10,832             $10,953
11/30/1999            $10,924             $14,698          $14,054              $10,832             $10,997
12/31/1999            $12,014             $15,563          $15,318              $10,779             $11,047
 1/31/2000            $11,869             $14,781          $14,348              $10,744             $11,090
 2/29/2000            $13,188             $14,502          $14,737              $10,874             $11,140
 3/31/2000            $12,925             $15,920          $15,311              $11,017             $11,196
 4/30/2000            $12,301             $15,441          $14,508              $10,986             $11,253
 5/31/2000            $11,960             $15,124          $14,156              $10,981             $11,314
 6/30/2000            $12,703             $15,497          $14,713              $11,209             $11,362
 7/31/2000            $12,576             $15,255          $14,099              $11,311             $11,415
 8/31/2000            $13,271             $16,203          $14,224              $11,475             $11,474
 9/30/2000            $12,978             $15,347          $13,535              $11,547             $11,537
10/31/2000            $12,504             $15,282          $13,218              $11,623             $11,595
11/30/2000            $11,487             $14,078          $12,725              $11,813             $11,659
12/31/2000            $11,883             $14,146          $13,180              $12,033             $11,726
 1/31/2001            $12,308             $14,648          $13,174              $12,229             $11,803
 2/28/2001            $11,650             $13,313          $12,187              $12,336             $11,850
 3/31/2001            $11,199             $12,469          $11,380              $12,398             $11,910
 4/30/2001            $11,758             $13,438          $12,178              $12,346             $11,959
 5/31/2001            $11,819             $13,528          $11,758              $12,421             $12,005
 6/30/2001            $11,707             $13,199          $11,282              $12,468             $12,040
 7/31/2001            $11,563             $13,069          $11,077              $12,746             $12,080
 8/31/2001            $11,298             $12,251          $10,799              $12,892             $12,120
 9/30/2001            $10,464             $11,262          $ 9,708              $13,043             $12,173
10/31/2001            $10,835             $11,476          $ 9,956              $13,316             $12,205
11/30/2001            $11,206             $12,357          $10,324              $13,132             $12,231
12/31/2001            $11,386             $12,465          $10,385              $13,049             $12,250
 1/31/2002            $11,344             $12,283          $ 9,834              $13,154             $12,267
 2/28/2002            $11,270             $12,046          $ 9,904              $13,282             $12,283
 3/31/2002            $11,606             $12,499          $10,444              $13,061             $12,302
 4/30/2002            $11,574             $11,741          $10,520              $13,314             $12,320
 5/31/2002            $11,500             $11,655          $10,663              $13,427             $12,340
 6/30/2002            $11,071             $10,825          $10,242              $13,543             $12,358
 7/31/2002            $10,443             $ 9,981          $ 9,232              $13,707             $12,375
 8/31/2002            $10,518             $10,046          $ 9,213              $13,938             $12,394
 9/30/2002            $10,024             $ 8,955          $ 8,226              $14,164             $12,413
10/31/2002            $10,323             $ 9,743          $ 8,669              $14,099             $12,432
11/30/2002            $10,686             $10,316          $ 9,063              $14,096             $12,452
12/31/2002            $10,529             $ 9,710          $ 8,759              $14,387             $12,465
 1/31/2003            $10,453             $ 9,456          $ 8,394              $14,399             $12,478
 2/28/2003            $10,388             $ 9,314          $ 8,202              $14,598             $12,489
 3/31/2003            $10,355             $ 9,404          $ 8,047              $14,587             $12,503
 4/30/2003            $10,842             $10,179          $ 8,845              $14,707             $12,516
 5/31/2003            $11,372             $10,715          $ 9,389              $14,982             $12,528
 6/30/2003            $11,461             $10,852          $ 9,622              $14,952             $12,544
 7/31/2003            $11,537             $11,043          $ 9,856              $14,449             $12,552
 8/31/2003            $11,884             $11,259          $10,096              $14,545             $12,562
 9/30/2003            $11,922             $11,139          $10,409              $14,930             $12,573
10/31/2003            $12,335             $11,769          $11,059              $14,791             $12,583
11/30/2003            $12,585             $11,873          $11,306              $14,826             $12,593
12/31/2003            $12,886             $12,495          $12,190              $14,977             $12,603
 1/31/2004            $13,006             $12,725          $12,363              $15,098             $12,613
 2/29/2004            $13,149             $12,902          $12,651              $15,261             $12,622
 3/31/2004            $13,181             $12,707          $12,727              $15,375             $12,632
 4/30/2004            $12,774             $12,508          $12,450              $14,975             $12,641
 5/31/2004            $12,906             $12,679          $12,503              $14,915             $12,650
 6/30/2004            $13,092             $12,926          $12,783              $15,000             $12,656
 7/31/2004            $12,827             $12,498          $12,369              $15,148             $12,668
 8/31/2004            $12,926             $12,549          $12,427              $15,437             $12,680
 9/30/2004            $13,206             $12,684          $12,753              $15,479             $12,694
10/31/2004            $13,416             $12,878          $13,189              $15,609             $12,709
11/30/2004            $13,847             $13,399          $14,094              $15,485             $12,722
12/31/2004            $14,128             $13,855          $14,713              $15,627             $12,746
 1/31/2005            $13,872             $13,518          $14,444              $15,725             $12,764
 2/28/2005            $14,161             $13,802          $15,071              $15,632             $12,784
 3/31/2005            $13,926             $13,558          $14,698              $15,552             $12,814
 4/30/2005            $13,703             $13,300          $14,369              $15,762             $12,841
 5/31/2005            $13,971             $13,724          $14,391              $15,933             $12,870
 6/30/2005            $14,147             $13,743          $14,588              $16,020             $12,899
 7/31/2005            $14,460             $14,254          $15,036              $15,874             $12,927
 8/31/2005            $14,516             $14,124          $15,421              $16,078             $12,963
 9/30/2005            $14,662             $14,239          $16,111              $15,912             $13,000
10/31/2005            $14,381             $14,001          $15,641              $15,786             $13,030
11/30/2005            $14,763             $14,531          $16,028              $15,856             $13,073
12/31/2005            $14,968             $14,536          $16,775              $16,007             $13,114
 1/31/2006            $15,549             $14,921          $17,806              $16,007             $13,151
 2/28/2006            $15,537             $14,961          $17,769              $16,061             $13,193
 3/31/2006            $15,776             $15,147          $18,364              $15,903             $13,245
 4/30/2006            $15,947             $15,351          $19,254              $15,874             $13,293
 5/31/2006            $15,513             $14,909          $18,530              $15,857             $13,344
 6/30/2006            $15,541             $14,929          $18,537              $15,891             $13,395
 7/31/2006            $15,483             $15,021          $18,722              $16,106             $13,449
 8/31/2006            $15,737             $15,379          $19,242              $16,352             $13,509
 9/30/2006            $15,798             $15,775          $19,276              $16,496             $13,568
10/31/2006            $16,203             $16,289          $20,027              $16,605             $13,621
11/30/2006            $16,609             $16,599          $20,631              $16,798             $13,679
12/31/2006            $16,699             $16,832          $21,280              $16,700             $13,738
 1/31/2007            $16,889             $17,086          $21,426              $16,693             $13,793
 2/28/2007            $16,901             $16,752          $21,602              $16,951             $13,847
 3/31/2007            $17,111             $16,939          $22,163              $16,951             $13,910
 4/30/2007            $17,528             $17,690          $23,167              $17,043             $13,970
 5/31/2007            $17,875             $18,307          $23,604              $16,914             $14,033
 6/30/2007            $17,808             $18,003          $23,641              $16,863             $14,086
 7/31/2007            $17,600             $17,445          $23,295              $17,004             $14,140
 8/31/2007            $17,673             $17,706          $22,937              $17,213             $14,220
 9/30/2007            $18,363             $18,368          $24,168              $17,343             $14,272
10/31/2007            $18,881             $18,661          $25,120              $17,499             $14,315
11/30/2007            $18,314             $17,880          $24,301              $17,814             $14,380
12/31/2007            $18,268             $17,756          $23,755              $17,864             $14,413

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------
CLASS B                                            12/31/07
------------------------------------------------------------
1-Year                                               +4.61%
------------------------------------------------------------
3-Year                                               +7.28%
------------------------------------------------------------
Since Inception (12/1/03)                            +8.28%
------------------------------------------------------------

CLASS B (12/1/03-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                           LB U.S. Aggregate    P&R 90 Day U.S.
   DATE       FT Moderate Target Fund    S&P 500 7    MSCI EAFE Index 7         Index 7         T-Bill Index 7
---------------------------------------------------------------------------------------------------------------
 12/1/2003            $10,000             $10,000          $10,000              $10,000             $10,000
12/31/2003            $10,189             $10,524          $10,782              $10,102             $10,008
 1/31/2004            $10,284             $10,718          $10,935              $10,183             $10,016
 2/29/2004            $10,389             $10,867          $11,189              $10,293             $10,023
 3/31/2004            $10,410             $10,703          $11,257              $10,370             $10,031
 4/30/2004            $10,088             $10,535          $11,012              $10,101             $10,038
 5/31/2004            $10,184             $10,679          $11,059              $10,060             $10,045
 6/30/2004            $10,327             $10,887          $11,306              $10,117             $10,050
 7/31/2004            $10,110             $10,527          $10,941              $10,217             $10,059
 8/31/2004            $10,188             $10,569          $10,991              $10,412             $10,069
 9/30/2004            $10,393             $10,684          $11,280              $10,440             $10,080
10/31/2004            $10,550             $10,847          $11,666              $10,528             $10,092
11/30/2004            $10,890             $11,286          $12,466              $10,444             $10,102
12/31/2004            $11,098             $11,670          $13,013              $10,540             $10,122
 1/31/2005            $10,896             $11,385          $12,775              $10,606             $10,136
 2/28/2005            $11,115             $11,625          $13,330              $10,544             $10,151
 3/31/2005            $10,917             $11,419          $13,001              $10,489             $10,175
 4/30/2005            $10,742             $11,202          $12,710              $10,631             $10,196
 5/31/2005            $10,944             $11,559          $12,729              $10,746             $10,220
 6/30/2005            $11,079             $11,575          $12,903              $10,805             $10,243
 7/31/2005            $11,317             $12,006          $13,299              $10,707             $10,265
 8/31/2005            $11,352             $11,896          $13,639              $10,844             $10,293
 9/30/2005            $11,454             $11,993          $14,250              $10,732             $10,323
10/31/2005            $11,225             $11,793          $13,834              $10,647             $10,347
11/30/2005            $11,516             $12,239          $14,177              $10,694             $10,381
12/31/2005            $11,672             $12,243          $14,837              $10,796             $10,414
 1/31/2006            $12,118             $12,567          $15,749              $10,797             $10,443
 2/28/2006            $12,100             $12,601          $15,717              $10,833             $10,477
 3/31/2006            $12,274             $12,758          $16,243              $10,726             $10,518
 4/30/2006            $12,408             $12,929          $17,030              $10,707             $10,555
 5/31/2006            $12,060             $12,557          $16,389              $10,695             $10,597
 6/30/2006            $12,075             $12,574          $16,395              $10,718             $10,637
 7/31/2006            $12,021             $12,652          $16,560              $10,863             $10,680
 8/31/2006            $12,209             $12,953          $17,019              $11,029             $10,727
 9/30/2006            $12,252             $13,287          $17,049              $11,126             $10,774
10/31/2006            $12,559             $13,720          $17,714              $11,200             $10,816
11/30/2006            $12,856             $13,981          $18,248              $11,330             $10,862
12/31/2006            $12,922             $14,177          $18,822              $11,264             $10,909
 1/31/2007            $13,060             $14,391          $18,951              $11,259             $10,953
 2/28/2007            $13,070             $14,110          $19,106              $11,433             $10,996
 3/31/2007            $13,216             $14,267          $19,603              $11,433             $11,046
 4/30/2007            $13,530             $14,899          $20,491              $11,495             $11,094
 5/31/2007            $13,789             $15,419          $20,878              $11,408             $11,143
 6/30/2007            $13,729             $15,163          $20,910              $11,374             $11,185
 7/31/2007            $13,559             $14,693          $20,604              $11,469             $11,228
 8/31/2007            $13,606             $14,913          $20,287              $11,609             $11,292
 9/30/2007            $14,133             $15,471          $21,376              $11,698             $11,333
10/31/2007            $14,523             $15,717          $22,219              $11,803             $11,367
11/30/2007            $14,076             $15,060          $21,494              $12,015             $11,419
12/31/2007            $13,835             $14,955          $21,011              $12,049             $11,445


20 | Annual Report

CLASS C (1/1/98-12/31/07)

                   FT Moderate                               MSCI                 LB U.S.               P&R 90-Day U.S.
   DATE            Target Fund         S&P 500 7         EAFE Index 7         Aggregate Index 7         T-Bill Index 7
-----------------------------------------------------------------------------------------------------------------------
  1/1/1998           $10,000            $10,000             $10,000                $10,000                  $10,000
 1/31/1998           $ 9,933            $10,111             $10,460                $10,128                  $10,050
 2/28/1998           $10,306            $10,840             $11,133                $10,121                  $10,089
 3/31/1998           $10,603            $11,395             $11,479                $10,156                  $10,139
 4/30/1998           $10,641            $11,510             $11,572                $10,209                  $10,185
 5/31/1998           $10,469            $11,312             $11,518                $10,305                  $10,229
 6/30/1998           $10,452            $11,771             $11,608                $10,393                  $10,271
 7/31/1998           $10,203            $11,646             $11,729                $10,415                  $10,316
 8/31/1998           $ 9,169            $ 9,962             $10,278                $10,584                  $10,365
 9/30/1998           $ 9,372            $10,600             $ 9,966                $10,832                  $10,419
10/31/1998           $ 9,565            $11,463             $11,007                $10,775                  $10,459
11/30/1998           $ 9,767            $12,157             $11,574                $10,836                  $10,493
12/31/1998           $ 9,923            $12,858             $12,033                $10,869                  $10,536
 1/31/1999           $10,003            $13,396             $12,001                $10,946                  $10,577
 2/28/1999           $ 9,804            $12,979             $11,717                $10,755                  $10,611
 3/31/1999           $10,013            $13,498             $12,209                $10,815                  $10,656
 4/30/1999           $10,312            $14,021             $12,707                $10,849                  $10,696
 5/31/1999           $10,202            $13,690             $12,055                $10,754                  $10,736
 6/30/1999           $10,393            $14,450             $12,528                $10,720                  $10,776
 7/31/1999           $10,293            $13,999             $12,903                $10,674                  $10,821
 8/31/1999           $10,303            $13,929             $12,953                $10,669                  $10,862
 9/30/1999           $10,284            $13,548             $13,086                $10,793                  $10,910
10/31/1999           $10,665            $14,405             $13,579                $10,832                  $10,953
11/30/1999           $11,398            $14,698             $14,054                $10,832                  $10,997
12/31/1999           $12,533            $15,563             $15,318                $10,779                  $11,047
 1/31/2000           $12,369            $14,781             $14,348                $10,744                  $11,090
 2/29/2000           $13,730            $14,502             $14,737                $10,874                  $11,140
 3/31/2000           $13,458            $15,920             $15,311                $11,017                  $11,196
 4/30/2000           $12,801            $15,441             $14,508                $10,986                  $11,253
 5/31/2000           $12,431            $15,124             $14,156                $10,981                  $11,314
 6/30/2000           $13,210            $15,497             $14,713                $11,209                  $11,362
 7/31/2000           $13,056            $15,255             $14,099                $11,311                  $11,415
 8/31/2000           $13,777            $16,203             $14,224                $11,475                  $11,474
 9/30/2000           $13,464            $15,347             $13,535                $11,547                  $11,537
10/31/2000           $12,956            $15,282             $13,218                $11,623                  $11,595
11/30/2000           $11,898            $14,078             $12,725                $11,813                  $11,659
12/31/2000           $12,303            $14,146             $13,180                $12,033                  $11,726
 1/31/2001           $12,738            $14,648             $13,174                $12,229                  $11,803
 2/28/2001           $12,048            $13,313             $12,187                $12,336                  $11,850
 3/31/2001           $11,572            $12,469             $11,380                $12,398                  $11,910
 4/30/2001           $12,147            $13,438             $12,178                $12,346                  $11,959
 5/31/2001           $12,200            $13,528             $11,758                $12,421                  $12,005
 6/30/2001           $12,071            $13,199             $11,282                $12,468                  $12,040
 7/31/2001           $11,922            $13,069             $11,077                $12,746                  $12,080
 8/31/2001           $11,644            $12,251             $10,799                $12,892                  $12,120
 9/30/2001           $10,774            $11,262             $ 9,708                $13,043                  $12,173
10/31/2001           $11,150            $11,476             $ 9,956                $13,316                  $12,205
11/30/2001           $11,515            $12,357             $10,324                $13,132                  $12,231
12/31/2001           $11,695            $12,465             $10,385                $13,049                  $12,250
 1/31/2002           $11,640            $12,283             $ 9,834                $13,154                  $12,267
 2/28/2002           $11,563            $12,046             $ 9,904                $13,282                  $12,283
 3/31/2002           $11,911            $12,499             $10,444                $13,061                  $12,302
 4/30/2002           $11,867            $11,741             $10,520                $13,314                  $12,320
 5/31/2002           $11,779            $11,655             $10,663                $13,427                  $12,340
 6/30/2002           $11,333            $10,825             $10,242                $13,543                  $12,358
 7/31/2002           $10,693            $ 9,981             $ 9,232                $13,707                  $12,375
 8/31/2002           $10,748            $10,046             $ 9,213                $13,938                  $12,394
 9/30/2002           $10,248            $ 8,955             $ 8,226                $14,164                  $12,413
10/31/2002           $10,536            $ 9,743             $ 8,669                $14,099                  $12,432
11/30/2002           $10,912            $10,316             $ 9,063                $14,096                  $12,452
12/31/2002           $10,736            $ 9,710             $ 8,759                $14,387                  $12,465
 1/31/2003           $10,647            $ 9,456             $ 8,394                $14,399                  $12,478
 2/28/2003           $10,580            $ 9,314             $ 8,202                $14,598                  $12,489
 3/31/2003           $10,542            $ 9,404             $ 8,047                $14,587                  $12,503
 4/30/2003           $11,022            $10,179             $ 8,845                $14,707                  $12,516
 5/31/2003           $11,558            $10,715             $ 9,389                $14,982                  $12,528
 6/30/2003           $11,641            $10,852             $ 9,622                $14,952                  $12,544
 7/31/2003           $11,708            $11,043             $ 9,856                $14,449                  $12,552
 8/31/2003           $12,055            $11,259             $10,096                $14,545                  $12,562
 9/30/2003           $12,095            $11,139             $10,409                $14,930                  $12,573
10/31/2003           $12,498            $11,769             $11,059                $14,791                  $12,583
11/30/2003           $12,744            $11,873             $11,306                $14,826                  $12,593
12/31/2003           $13,046            $12,495             $12,190                $14,977                  $12,603
 1/31/2004           $13,159            $12,725             $12,363                $15,098                  $12,613
 2/29/2004           $13,294            $12,902             $12,651                $15,261                  $12,622
 3/31/2004           $13,311            $12,707             $12,727                $15,375                  $12,632
 4/30/2004           $12,905            $12,508             $12,450                $14,975                  $12,641
 5/31/2004           $13,018            $12,679             $12,503                $14,915                  $12,650
 6/30/2004           $13,207            $12,926             $12,783                $15,000                  $12,656
 7/31/2004           $12,925            $12,498             $12,369                $15,148                  $12,668
 8/31/2004           $13,015            $12,549             $12,427                $15,437                  $12,680
 9/30/2004           $13,288            $12,684             $12,753                $15,479                  $12,694
10/31/2004           $13,491            $12,878             $13,189                $15,609                  $12,709
11/30/2004           $13,921            $13,399             $14,094                $15,485                  $12,722
12/31/2004           $14,186            $13,855             $14,713                $15,627                  $12,746
 1/31/2005           $13,925            $13,518             $14,444                $15,725                  $12,764
 2/28/2005           $14,208            $13,802             $15,071                $15,632                  $12,784
 3/31/2005           $13,963            $13,558             $14,698                $15,552                  $12,814
 4/30/2005           $13,735            $13,300             $14,369                $15,762                  $12,841
 5/31/2005           $13,997            $13,724             $14,391                $15,933                  $12,870
 6/30/2005           $14,161            $13,743             $14,588                $16,020                  $12,899
 7/31/2005           $14,469            $14,254             $15,036                $15,874                  $12,927
 8/31/2005           $14,514            $14,124             $15,421                $16,078                  $12,963
 9/30/2005           $14,647            $14,239             $16,111                $15,912                  $13,000
10/31/2005           $14,350            $14,001             $15,641                $15,786                  $13,030
11/30/2005           $14,727            $14,531             $16,028                $15,856                  $13,073
12/31/2005           $14,930            $14,536             $16,775                $16,007                  $13,114
 1/31/2006           $15,496            $14,921             $17,806                $16,007                  $13,151
 2/28/2006           $15,473            $14,961             $17,769                $16,061                  $13,193
 3/31/2006           $15,699            $15,147             $18,364                $15,903                  $13,245
 4/30/2006           $15,872            $15,351             $19,254                $15,874                  $13,293
 5/31/2006           $15,421            $14,909             $18,530                $15,857                  $13,344
 6/30/2006           $15,443            $14,929             $18,537                $15,891                  $13,395
 7/31/2006           $15,373            $15,021             $18,722                $16,106                  $13,449
 8/31/2006           $15,618            $15,379             $19,242                $16,352                  $13,509
 9/30/2006           $15,662            $15,775             $19,276                $16,496                  $13,568
10/31/2006           $16,059            $16,289             $20,027                $16,605                  $13,621
11/30/2006           $16,445            $16,599             $20,631                $16,798                  $13,679
12/31/2006           $16,530            $16,832             $21,280                $16,700                  $13,738
 1/31/2007           $16,710            $17,086             $21,426                $16,693                  $13,793
 2/28/2007           $16,710            $16,752             $21,602                $16,951                  $13,847
 3/31/2007           $16,900            $16,939             $22,163                $16,951                  $13,910
 4/30/2007           $17,308            $17,690             $23,167                $17,043                  $13,970
 5/31/2007           $17,632            $18,307             $23,604                $16,914                  $14,033
 6/30/2007           $17,568            $18,003             $23,641                $16,863                  $14,086
 7/31/2007           $17,346            $17,445             $23,295                $17,004                  $14,140
 8/31/2007           $17,395            $17,706             $22,937                $17,213                  $14,220
 9/30/2007           $18,067            $18,368             $24,168                $17,343                  $14,272
10/31/2007           $18,573            $18,661             $25,120                $17,499                  $14,315
11/30/2007           $18,005            $17,880             $24,301                $17,814                  $14,380
12/31/2007           $17,953            $17,756             $23,755                $17,864                  $14,413

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS C                                                                 12/31/07
--------------------------------------------------------------------------------
1-Year                                                                    +7.61%
--------------------------------------------------------------------------------
5-Year                                                                   +10.83%
--------------------------------------------------------------------------------
10-Year                                                                   +6.03%
--------------------------------------------------------------------------------

CLASS R (1/1/02-12/31/07)

                   FT Moderate                               MSCI                 LB U.S.               P&R 90-Day U.S.
   DATE            Target Fund         S&P 500 7         EAFE Index 7         Aggregate Index 7         T-Bill Index 7
-----------------------------------------------------------------------------------------------------------------------
  1/1/2002           $10,000            $10,000             $10,000                $10,000                  $10,000
 1/31/2002           $ 9,954            $ 9,854             $ 9,469                $10,081                  $10,014
 2/28/2002           $ 9,889            $ 9,664             $ 9,536                $10,179                  $10,027
 3/31/2002           $10,182            $10,027             $10,057                $10,009                  $10,042
 4/30/2002           $10,154            $ 9,420             $10,130                $10,203                  $10,057
 5/31/2002           $10,089            $ 9,350             $10,267                $10,290                  $10,073
 6/30/2002           $ 9,703            $ 8,684             $ 9,862                $10,379                  $10,088
 7/31/2002           $ 9,162            $ 8,007             $ 8,889                $10,504                  $10,102
 8/31/2002           $ 9,218            $ 8,060             $ 8,871                $10,682                  $10,117
 9/30/2002           $ 8,787            $ 7,184             $ 7,921                $10,855                  $10,133
10/31/2002           $ 9,040            $ 7,816             $ 8,347                $10,805                  $10,149
11/30/2002           $ 9,360            $ 8,276             $ 8,727                $10,802                  $10,165
12/31/2002           $ 9,212            $ 7,790             $ 8,434                $11,025                  $10,175
 1/31/2003           $ 9,146            $ 7,586             $ 8,083                $11,035                  $10,186
 2/28/2003           $ 9,089            $ 7,472             $ 7,898                $11,188                  $10,195
 3/31/2003           $ 9,066            $ 7,545             $ 7,749                $11,179                  $10,207
 4/30/2003           $ 9,483            $ 8,166             $ 8,517                $11,271                  $10,217
 5/31/2003           $ 9,948            $ 8,596             $ 9,041                $11,481                  $10,227
 6/30/2003           $10,021            $ 8,706             $ 9,265                $11,459                  $10,240
 7/31/2003           $10,088            $ 8,859             $ 9,491                $11,073                  $10,247
 8/31/2003           $10,383            $ 9,032             $ 9,721                $11,147                  $10,255
 9/30/2003           $10,420            $ 8,936             $10,023                $11,442                  $10,263
10/31/2003           $10,772            $ 9,442             $10,648                $11,335                  $10,272
11/30/2003           $10,991            $ 9,525             $10,887                $11,362                  $10,280
12/31/2003           $11,256            $10,024             $11,738                $11,478                  $10,288
 1/31/2004           $11,361            $10,208             $11,904                $11,570                  $10,297
 2/29/2004           $11,477            $10,350             $12,181                $11,696                  $10,303
 3/31/2004           $11,500            $10,194             $12,255                $11,783                  $10,312
 4/30/2004           $11,153            $10,034             $11,988                $11,477                  $10,319
 5/31/2004           $11,259            $10,172             $12,040                $11,431                  $10,326
 6/30/2004           $11,424            $10,370             $12,308                $11,495                  $10,331
 7/31/2004           $11,193            $10,026             $11,911                $11,609                  $10,341
 8/31/2004           $11,270            $10,067             $11,966                $11,831                  $10,351
 9/30/2004           $11,507            $10,176             $12,280                $11,863                  $10,363
10/31/2004           $11,690            $10,332             $12,700                $11,962                  $10,375
11/30/2004           $12,067            $10,750             $13,571                $11,867                  $10,385
12/31/2004           $12,303            $11,115             $14,167                $11,976                  $10,405
 1/31/2005           $12,079            $10,844             $13,908                $12,051                  $10,420
 2/28/2005           $12,332            $11,073             $14,512                $11,980                  $10,436
 3/31/2005           $12,122            $10,877             $14,153                $11,919                  $10,460
 4/30/2005           $11,927            $10,670             $13,837                $12,080                  $10,482
 5/31/2005           $12,161            $11,010             $13,858                $12,211                  $10,506
 6/30/2005           $12,317            $11,025             $14,047                $12,277                  $10,530
 7/31/2005           $12,581            $11,435             $14,479                $12,165                  $10,553
 8/31/2005           $12,630            $11,331             $14,849                $12,321                  $10,582
 9/30/2005           $12,748            $11,423             $15,513                $12,194                  $10,612
10/31/2005           $12,504            $11,232             $15,061                $12,098                  $10,636
11/30/2005           $12,836            $11,657             $15,433                $12,151                  $10,672
12/31/2005           $13,007            $11,661             $16,153                $12,267                  $10,705
 1/31/2006           $13,513            $11,970             $17,145                $12,268                  $10,736
 2/28/2006           $13,503            $12,003             $17,110                $12,308                  $10,770
 3/31/2006           $13,700            $12,152             $17,683                $12,188                  $10,812
 4/30/2006           $13,849            $12,315             $18,540                $12,165                  $10,851
 5/31/2006           $13,472            $11,961             $17,843                $12,152                  $10,893
 6/30/2006           $13,496            $11,977             $17,849                $12,178                  $10,934
 7/31/2006           $13,436            $12,051             $18,028                $12,343                  $10,979
 8/31/2006           $13,657            $12,338             $18,528                $12,532                  $11,028
 9/30/2006           $13,702            $12,655             $18,561                $12,642                  $11,076
10/31/2006           $14,053            $13,068             $19,284                $12,726                  $11,119
11/30/2006           $14,396            $13,316             $19,866                $12,873                  $11,166
12/31/2006           $14,473            $13,503             $20,491                $12,798                  $11,215
 1/31/2007           $14,639            $13,707             $20,631                $12,793                  $11,260
 2/28/2007           $14,649            $13,439             $20,800                $12,990                  $11,304
 3/31/2007           $14,826            $13,590             $21,341                $12,991                  $11,355
 4/30/2007           $15,178            $14,192             $22,308                $13,061                  $11,404
 5/31/2007           $15,478            $14,687             $22,729                $12,962                  $11,455
 6/30/2007           $15,421            $14,443             $22,764                $12,924                  $11,499
 7/31/2007           $15,240            $13,995             $22,431                $13,031                  $11,542
 8/31/2007           $15,293            $14,205             $22,086                $13,191                  $11,608
 9/30/2007           $15,894            $14,736             $23,272                $13,291                  $11,650
10/31/2007           $16,343            $14,970             $24,189                $13,411                  $11,686
11/30/2007           $15,840            $14,344             $23,399                $13,652                  $11,738
12/31/2007           $15,799            $14,245             $22,874                $13,690                  $11,766

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
CLASS R                                                                 12/31/07
--------------------------------------------------------------------------------
1-Year                                                                    +9.16%
--------------------------------------------------------------------------------
5-Year                                                                   +11.39%
--------------------------------------------------------------------------------
Since Inception (1/1/02)                                                  +7.93%
--------------------------------------------------------------------------------


                                                              Annual Report | 21

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
ADVISOR CLASS 6                                                         12/31/07
--------------------------------------------------------------------------------
1-Year                                                                    +9.66%
--------------------------------------------------------------------------------
5-Year                                                                   +11.78%
--------------------------------------------------------------------------------
10-Year                                                                   +6.90%
--------------------------------------------------------------------------------

ADVISOR CLASS (1/1/98-12/31/07) 6

                   FT Moderate                               MSCI                 LB U.S.               P&R 90-Day U.S.
   DATE            Target Fund         S&P 500 7         EAFE Index 7         Aggregate Index 7         T-Bill Index 7
-----------------------------------------------------------------------------------------------------------------------
  1/1/1998           $10,000            $10,000             $10,000                $10,000                  $10,000
 1/31/1998           $ 9,953            $10,111             $10,460                $10,128                  $10,050
 2/28/1998           $10,323            $10,840             $11,133                $10,121                  $10,089
 3/31/1998           $10,631            $11,395             $11,479                $10,156                  $10,139
 4/30/1998           $10,688            $11,510             $11,572                $10,209                  $10,185
 5/31/1998           $10,508            $11,312             $11,518                $10,305                  $10,229
 6/30/1998           $10,507            $11,771             $11,608                $10,393                  $10,271
 7/31/1998           $10,259            $11,646             $11,729                $10,415                  $10,316
 8/31/1998           $ 9,231            $ 9,962             $10,278                $10,584                  $10,365
 9/30/1998           $ 9,437            $10,600             $ 9,966                $10,832                  $10,419
10/31/1998           $ 9,638            $11,463             $11,007                $10,775                  $10,459
11/30/1998           $ 9,858            $12,157             $11,574                $10,836                  $10,493
12/31/1998           $10,015            $12,858             $12,033                $10,869                  $10,536
 1/31/1999           $10,104            $13,396             $12,001                $10,946                  $10,577
 2/28/1999           $ 9,906            $12,979             $11,717                $10,755                  $10,611
 3/31/1999           $10,128            $13,498             $12,209                $10,815                  $10,656
 4/30/1999           $10,436            $14,021             $12,707                $10,849                  $10,696
 5/31/1999           $10,337            $13,690             $12,055                $10,754                  $10,736
 6/30/1999           $10,538            $14,450             $12,528                $10,720                  $10,776
 7/31/1999           $10,438            $13,999             $12,903                $10,674                  $10,821
 8/31/1999           $10,458            $13,929             $12,953                $10,669                  $10,862
 9/30/1999           $10,439            $13,548             $13,086                $10,793                  $10,910
10/31/1999           $10,832            $14,405             $13,579                $10,832                  $10,953
11/30/1999           $11,587            $14,698             $14,054                $10,832                  $10,997
12/31/1999           $12,744            $15,563             $15,318                $10,779                  $11,047
 1/31/2000           $12,590            $14,781             $14,348                $10,744                  $11,090
 2/29/2000           $13,988            $14,502             $14,737                $10,874                  $11,140
 3/31/2000           $13,709            $15,920             $15,311                $11,017                  $11,196
 4/30/2000           $13,048            $15,441             $14,508                $10,986                  $11,253
 5/31/2000           $12,687            $15,124             $14,156                $10,981                  $11,314
 6/30/2000           $13,475            $15,497             $14,713                $11,209                  $11,362
 7/31/2000           $13,340            $15,255             $14,099                $11,311                  $11,415
 8/31/2000           $14,077            $16,203             $14,224                $11,475                  $11,474
 9/30/2000           $13,766            $15,347             $13,535                $11,547                  $11,537
10/31/2000           $13,263            $15,282             $13,218                $11,623                  $11,595
11/30/2000           $12,184            $14,078             $12,725                $11,813                  $11,659
12/31/2000           $12,605            $14,146             $13,180                $12,033                  $11,726
 1/31/2001           $13,056            $14,648             $13,174                $12,229                  $11,803
 2/28/2001           $12,357            $13,313             $12,187                $12,336                  $11,850
 3/31/2001           $11,879            $12,469             $11,380                $12,398                  $11,910
 4/30/2001           $12,472            $13,438             $12,178                $12,346                  $11,959
 5/31/2001           $12,537            $13,528             $11,758                $12,421                  $12,005
 6/30/2001           $12,417            $13,199             $11,282                $12,468                  $12,040
 7/31/2001           $12,266            $13,069             $11,077                $12,746                  $12,080
 8/31/2001           $11,984            $12,251             $10,799                $12,892                  $12,120
 9/30/2001           $11,100            $11,262             $ 9,708                $13,043                  $12,173
10/31/2001           $11,493            $11,476             $ 9,956                $13,316                  $12,205
11/30/2001           $11,886            $12,357             $10,324                $13,132                  $12,231
12/31/2001           $12,077            $12,465             $10,385                $13,049                  $12,250
 1/31/2002           $12,032            $12,283             $ 9,834                $13,154                  $12,267
 2/28/2002           $11,954            $12,046             $ 9,904                $13,282                  $12,283
 3/31/2002           $12,311            $12,499             $10,444                $13,061                  $12,302
 4/30/2002           $12,277            $11,741             $10,520                $13,314                  $12,320
 5/31/2002           $12,198            $11,655             $10,663                $13,427                  $12,340
 6/30/2002           $11,743            $10,825             $10,242                $13,543                  $12,358
 7/31/2002           $11,077            $ 9,981             $ 9,232                $13,707                  $12,375
 8/31/2002           $11,156            $10,046             $ 9,213                $13,938                  $12,394
 9/30/2002           $10,633            $ 8,955             $ 8,226                $14,164                  $12,413
10/31/2002           $10,950            $ 9,743             $ 8,669                $14,099                  $12,432
11/30/2002           $11,335            $10,316             $ 9,063                $14,096                  $12,452
12/31/2002           $11,168            $ 9,710             $ 8,759                $14,387                  $12,465
 1/31/2003           $11,088            $ 9,456             $ 8,394                $14,399                  $12,478
 2/28/2003           $11,019            $ 9,314             $ 8,202                $14,598                  $12,489
 3/31/2003           $10,984            $ 9,404             $ 8,047                $14,587                  $12,503
 4/30/2003           $11,500            $10,179             $ 8,845                $14,707                  $12,516
 5/31/2003           $12,063            $10,715             $ 9,389                $14,982                  $12,528
 6/30/2003           $12,157            $10,852             $ 9,622                $14,952                  $12,544
 7/31/2003           $12,238            $11,043             $ 9,856                $14,449                  $12,552
 8/31/2003           $12,606            $11,259             $10,096                $14,545                  $12,562
 9/30/2003           $12,646            $11,139             $10,409                $14,930                  $12,573
10/31/2003           $13,084            $11,769             $11,059                $14,791                  $12,583
11/30/2003           $13,349            $11,873             $11,306                $14,826                  $12,593
12/31/2003           $13,668            $12,495             $12,190                $14,977                  $12,603
 1/31/2004           $13,796            $12,725             $12,363                $15,098                  $12,613
 2/29/2004           $13,947            $12,902             $12,651                $15,261                  $12,622
 3/31/2004           $13,981            $12,707             $12,727                $15,375                  $12,632
 4/30/2004           $13,549            $12,508             $12,450                $14,975                  $12,641
 5/31/2004           $13,689            $12,679             $12,503                $14,915                  $12,650
 6/30/2004           $13,887            $12,926             $12,783                $15,000                  $12,656
 7/31/2004           $13,606            $12,498             $12,369                $15,148                  $12,668
 8/31/2004           $13,711            $12,549             $12,427                $15,437                  $12,680
 9/30/2004           $14,007            $12,684             $12,753                $15,479                  $12,694
10/31/2004           $14,230            $12,878             $13,189                $15,609                  $12,709
11/30/2004           $14,688            $13,399             $14,094                $15,485                  $12,722
12/31/2004           $14,986            $13,855             $14,713                $15,627                  $12,746
 1/31/2005           $14,714            $13,518             $14,444                $15,725                  $12,764
 2/28/2005           $15,021            $13,802             $15,071                $15,632                  $12,784
 3/31/2005           $14,772            $13,558             $14,698                $15,552                  $12,814
 4/30/2005           $14,535            $13,300             $14,369                $15,762                  $12,841
 5/31/2005           $14,819            $13,724             $14,391                $15,933                  $12,870
 6/30/2005           $15,006            $13,743             $14,588                $16,020                  $12,899
 7/31/2005           $15,338            $14,254             $15,036                $15,874                  $12,927
 8/31/2005           $15,398            $14,124             $15,421                $16,078                  $12,963
 9/30/2005           $15,552            $14,239             $16,111                $15,912                  $13,000
10/31/2005           $15,254            $14,001             $15,641                $15,786                  $13,030
11/30/2005           $15,660            $14,531             $16,028                $15,856                  $13,073
12/31/2005           $15,886            $14,536             $16,775                $16,007                  $13,114
 1/31/2006           $16,514            $14,921             $17,806                $16,007                  $13,151
 2/28/2006           $16,502            $14,961             $17,769                $16,061                  $13,193
 3/31/2006           $16,754            $15,147             $18,364                $15,903                  $13,245
 4/30/2006           $16,948            $15,351             $19,254                $15,874                  $13,293
 5/31/2006           $16,487            $14,909             $18,530                $15,857                  $13,344
 6/30/2006           $16,527            $14,929             $18,537                $15,891                  $13,395
 7/31/2006           $16,466            $15,021             $18,722                $16,106                  $13,449
 8/31/2006           $16,735            $15,379             $19,242                $16,352                  $13,509
 9/30/2006           $16,798            $15,775             $19,276                $16,496                  $13,568
10/31/2006           $17,242            $16,289             $20,027                $16,605                  $13,621
11/30/2006           $17,673            $16,599             $20,631                $16,798                  $13,679
12/31/2006           $17,771            $16,832             $21,280                $16,700                  $13,738
 1/31/2007           $17,986            $17,086             $21,426                $16,693                  $13,793
 2/28/2007           $17,999            $16,752             $21,602                $16,951                  $13,847
 3/31/2007           $18,216            $16,939             $22,163                $16,951                  $13,910
 4/30/2007           $18,661            $17,690             $23,167                $17,043                  $13,970
 5/31/2007           $19,043            $18,307             $23,604                $16,914                  $14,033
 6/30/2007           $18,984            $18,003             $23,641                $16,863                  $14,086
 7/31/2007           $18,761            $17,445             $23,295                $17,004                  $14,140
 8/31/2007           $18,827            $17,706             $22,937                $17,213                  $14,220
 9/30/2007           $19,574            $18,368             $24,168                $17,343                  $14,272
10/31/2007           $20,139            $18,661             $25,120                $17,499                  $14,315
11/30/2007           $19,534            $17,880             $24,301                $17,814                  $14,380
12/31/2007           $19,488            $17,756             $23,755                $17,864                  $14,413

ENDNOTES

BECAUSE THE FUND INVESTS IN VARIOUS UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +23.51% and +10.67%.

7. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. See page 16 for descriptions of the S&P 500, the MSCI EAFE Index, the LB U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


22 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON MODERATE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                             VALUE 7/1/07      VALUE 12/31/07   PERIOD* 7/1/07-12/31/07
---------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000           $1,025.80             $2.55
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000           $1,022.68             $2.55
---------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000           $1,022.20             $6.37
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000           $1,018.90             $6.36
---------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000           $1,021.90             $6.37
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000           $1,018.90             $6.36
---------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000           $1,024.50             $3.83
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000           $1,021.42             $3.82
---------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000           $1,026.60             $1.28
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000           $1,023.95             $1.28
---------------------------------------------------------------------------------------------------------------

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.50%; B: 1.25%; C: 1.25%; R: 0.75%; and Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


24 | Annual Report

Franklin Templeton
Growth Target Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return consistent with a higher level of risk. 1

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton Growth Target Fund
Based on Total Net Assets as of 12/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity ....................................   55.2%
Foreign Equity .....................................   24.4%
Domestic Fixed Income ..............................   10.7%
Foreign Fixed Income ...............................    5.0%
Short-Term Investments & Other Net Assets ..........    4.7%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

We are pleased to bring you Franklin Templeton Growth Target Fund's annual report for the fiscal year ended December 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Growth Target Fund - Class A posted a +10.58% cumulative total return for the 12 months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day U.S. T-Bill Index for short-term investments and other net assets. For the reporting

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 52.


                                                              Annual Report | 25

TOP 10 FUND HOLDINGS
Franklin Templeton Growth Target Fund 12/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Mutual Shares Fund - Class Z                                              17.3%
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund
- Advisor Class                                                           14.9%
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II
- Advisor Class                                                           13.1%
--------------------------------------------------------------------------------
Mutual European Fund - Class Z                                             8.6%
--------------------------------------------------------------------------------
Franklin U.S. Government Securities
Fund - Advisor Class                                                       5.0%
--------------------------------------------------------------------------------
Templeton Global Bond Fund
- Advisor Class                                                            5.0%
--------------------------------------------------------------------------------
Templeton Foreign Fund
- Advisor Class                                                            4.8%
--------------------------------------------------------------------------------
Franklin Growth Opportunities Fund
- Advisor Class                                                            4.4%
--------------------------------------------------------------------------------
Templeton China World Fund
- Advisor Class                                                            4.4%
--------------------------------------------------------------------------------
Franklin Natural Resources Fund
- Advisor Class                                                            3.9%
--------------------------------------------------------------------------------

period, the hybrid benchmark returned +7.25%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 28.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series is intended to increase the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Growth Target Fund seeks to maintain the following asset class allocations: 80% equity funds, 15% fixed income funds, and 5% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Growth Target Fund's domestic equity exposure was 69.3% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2007, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z, representing 17.3% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 68.2% of the Fund's total income weighting, with the

2. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The benchmark index's weightings are as follows: S&P 500 56%, MSCI EAFE 24%, LB U.S. Aggregate 15% and P&R 90 Day U.S. T-Bill 5%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


26 | Annual Report
balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class and Franklin U.S. Government Securities Fund - Advisor Class were our largest fixed income fund weightings at 5.0% of total net assets each.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, outperformed the S&P 500 during the 12-month reporting period, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, underperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class and Franklin U.S. Government Securities Fund - Advisor Class outperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Growth Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ T. Anthony Coffey

                  T. Anthony Coffey, CFA
                  Portfolio Manager
                  Franklin Templeton Growth Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 27

Performance Summary as of 12/31/07

FRANKLIN TEMPLETON GROWTH TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FGTIX)                             CHANGE   12/31/07  12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.54     $16.17    $15.63
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.3228
--------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.7739
--------------------------------------------------------------------------------
   TOTAL                                   $1.0967
--------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                               CHANGE   12/31/07  12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.46     $15.91    $15.45
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2494
--------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.7739
--------------------------------------------------------------------------------
   TOTAL                                   $1.0233
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FTGTX)                             CHANGE   12/31/07  12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.46     $15.90    $15.44
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.2530
--------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.7739
--------------------------------------------------------------------------------
   TOTAL                                   $1.0269
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FGTRX)                             CHANGE   12/31/07  12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.50     $16.02    $15.52
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.3004
--------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.7739
--------------------------------------------------------------------------------
   TOTAL                                   $1.0743
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                         CHANGE   12/31/07  12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.55     $16.19    $15.64
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                            $0.3467
--------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.7739
--------------------------------------------------------------------------------
   TOTAL                                   $1.1206
--------------------------------------------------------------------------------


28 | Annual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------------
CLASS A                                                    1-YEAR      5-YEAR                  10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                 +10.58%     +97.82%                 +100.26%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                              +4.25%     +13.28%                   +6.56%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                            $10,425     $18,650                  $18,878
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------
      Without Waiver                             1.58%
-------------------------------------------------------------------------------------------------------
      With Waiver                                1.32%
-------------------------------------------------------------------------------------------------------
CLASS B                                                    1-YEAR      3-YEAR      INCEPTION (12/1/03)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                  +9.76%     +33.57%                  +50.11%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                              +5.76%      +9.30%                  +10.10%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                            $10,576     $13,057                  $14,811
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------
      Without Waiver                             2.33%
-------------------------------------------------------------------------------------------------------
      With Waiver                                2.07%
-------------------------------------------------------------------------------------------------------
CLASS C                                                    1-YEAR      5-YEAR                  10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                  +9.72%     +90.25%                  +85.89%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                              +8.72%     +13.73%                   +6.40%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                            $10,872     $19,025                  $18,589
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------
      Without Waiver                             2.33%
-------------------------------------------------------------------------------------------------------
      With Waiver                                2.07%
-------------------------------------------------------------------------------------------------------
CLASS R                                                    1-YEAR      5-YEAR       INCEPTION (1/1/02)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                 +10.31%     +95.40%                  +66.09%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                             +10.31%     +14.34%                   +8.83%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                            $11,031     $19,540                  $16,609
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------
      Without Waiver                             1.83%
-------------------------------------------------------------------------------------------------------
      With Waiver                                1.57%
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS 6                                            1-YEAR      5-YEAR                  10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                 +10.80%     +98.84%                 +101.30%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                             +10.80%     +14.74%                   +7.25%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                            $11,080     $19,884                  $20,130
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------------------
      Without Waiver                             1.33%
-------------------------------------------------------------------------------------------------------
      With Waiver                                1.07%
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                              Annual Report | 29

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS A                    12/31/07
------------------------------------
1-Year                       +4.25%
------------------------------------
5-Year                      +13.28%
------------------------------------
10-Year                      +6.56%
------------------------------------

CLASS A (1/1/98-12/31/07)

   DATE       FT Growth Target Fund   S&P 500 7   MSCI EAFE Index 7   LB U.S. Aggregate Index 7   P&R 90 Day U.S. T-Bill Index 7
--------------------------------------------------------------------------------------------------------------------------------
  1/1/1998           $ 9,427           $10,000         $10,000                 $10,000                       $10,000
 1/31/1998           $ 9,392           $10,111         $10,460                 $10,128                       $10,050
 2/28/1998           $ 9,826           $10,840         $11,133                 $10,121                       $10,089
 3/31/1998           $10,165           $11,395         $11,479                 $10,156                       $10,139
 4/30/1998           $10,226           $11,510         $11,572                 $10,209                       $10,185
 5/31/1998           $ 9,991           $11,312         $11,518                 $10,305                       $10,229
 6/30/1998           $ 9,965           $11,771         $11,608                 $10,393                       $10,271
 7/31/1998           $ 9,696           $11,646         $11,729                 $10,415                       $10,316
 8/31/1998           $ 8,506           $ 9,962         $10,278                 $10,584                       $10,365
 9/30/1998           $ 8,712           $10,600         $ 9,966                 $10,832                       $10,419
10/31/1998           $ 8,966           $11,463         $11,007                 $10,775                       $10,459
11/30/1998           $ 9,219           $12,157         $11,574                 $10,836                       $10,493
12/31/1998           $ 9,416           $12,858         $12,033                 $10,869                       $10,536
 1/31/1999           $ 9,562           $13,396         $12,001                 $10,946                       $10,577
 2/28/1999           $ 9,361           $12,979         $11,717                 $10,755                       $10,611
 3/31/1999           $ 9,636           $13,498         $12,209                 $10,815                       $10,656
 4/30/1999           $10,020           $14,021         $12,707                 $10,849                       $10,696
 5/31/1999           $ 9,901           $13,690         $12,055                 $10,754                       $10,736
 6/30/1999           $10,194           $14,450         $12,528                 $10,720                       $10,776
 7/31/1999           $10,075           $13,999         $12,903                 $10,674                       $10,821
 8/31/1999           $10,130           $13,929         $12,953                 $10,669                       $10,862
 9/30/1999           $10,124           $13,548         $13,086                 $10,793                       $10,910
10/31/1999           $10,659           $14,405         $13,579                 $10,832                       $10,953
11/30/1999           $11,618           $14,698         $14,054                 $10,832                       $10,997
12/31/1999           $13,292           $15,563         $15,318                 $10,779                       $11,047
 1/31/2000           $13,072           $14,781         $14,348                 $10,744                       $11,090
 2/29/2000           $15,125           $14,502         $14,737                 $10,874                       $11,140
 3/31/2000           $14,691           $15,920         $15,311                 $11,017                       $11,196
 4/30/2000           $13,702           $15,441         $14,508                 $10,986                       $11,253
 5/31/2000           $13,154           $15,124         $14,156                 $10,981                       $11,314
 6/30/2000           $14,237           $15,497         $14,713                 $11,209                       $11,362
 7/31/2000           $13,958           $15,255         $14,099                 $11,311                       $11,415
 8/31/2000           $15,056           $16,203         $14,224                 $11,475                       $11,474
 9/30/2000           $14,572           $15,347         $13,535                 $11,547                       $11,537
10/31/2000           $13,808           $15,282         $13,218                 $11,623                       $11,595
11/30/2000           $12,142           $14,078         $12,725                 $11,813                       $11,659
12/31/2000           $12,610           $14,146         $13,180                 $12,033                       $11,726
 1/31/2001           $13,186           $14,648         $13,174                 $12,229                       $11,803
 2/28/2001           $11,994           $13,313         $12,187                 $12,336                       $11,850
 3/31/2001           $11,280           $12,469         $11,380                 $12,398                       $11,910
 4/30/2001           $12,064           $13,438         $12,178                 $12,346                       $11,959
 5/31/2001           $12,104           $13,528         $11,758                 $12,421                       $12,005
 6/30/2001           $11,883           $13,199         $11,282                 $12,468                       $12,040
 7/31/2001           $11,594           $13,069         $11,077                 $12,746                       $12,080
 8/31/2001           $11,126           $12,251         $10,799                 $12,892                       $12,120
 9/30/2001            $9,920           $11,262         $ 9,708                 $13,043                       $12,173
10/31/2001           $10,400           $11,476         $ 9,956                 $13,316                       $12,205
11/30/2001           $10,919           $12,357         $10,324                 $13,132                       $12,231
12/31/2001           $11,181           $12,465         $10,385                 $13,049                       $12,250
 1/31/2002           $11,079           $12,283         $ 9,834                 $13,154                       $12,267
 2/28/2002           $10,926           $12,046         $ 9,904                 $13,282                       $12,283
 3/31/2002           $11,437           $12,499         $10,444                 $13,061                       $12,302
 4/30/2002           $11,273           $11,741         $10,520                 $13,314                       $12,320
 5/31/2002           $11,151           $11,655         $10,663                 $13,427                       $12,340
 6/30/2002           $10,557           $10,825         $10,242                 $13,543                       $12,358
 7/31/2002           $ 9,688           $ 9,981         $ 9,232                 $13,707                       $12,375
 8/31/2002           $ 9,718           $10,046         $ 9,213                 $13,938                       $12,394
 9/30/2002           $ 9,023           $ 8,955         $ 8,226                 $14,164                       $12,413
10/31/2002           $ 9,401           $ 9,743         $ 8,669                 $14,099                       $12,432
11/30/2002           $ 9,862           $10,316         $ 9,063                 $14,096                       $12,452
12/31/2002           $ 9,543           $ 9,710         $ 8,759                 $14,387                       $12,465
 1/31/2003           $ 9,409           $ 9,456         $ 8,394                 $14,399                       $12,478
 2/28/2003           $ 9,285           $ 9,314         $ 8,202                 $14,598                       $12,489
 3/31/2003           $ 9,254           $ 9,404         $ 8,047                 $14,587                       $12,503
 4/30/2003           $ 9,843           $10,179         $ 8,845                 $14,707                       $12,516
 5/31/2003           $10,474           $10,715         $ 9,389                 $14,982                       $12,528
 6/30/2003           $10,587           $10,852         $ 9,622                 $14,952                       $12,544
 7/31/2003           $10,815           $11,043         $ 9,856                 $14,449                       $12,552
 8/31/2003           $11,260           $11,259         $10,096                 $14,545                       $12,562
 9/30/2003           $11,198           $11,139         $10,409                 $14,930                       $12,573
10/31/2003           $11,787           $11,769         $11,059                 $14,791                       $12,583
11/30/2003           $12,107           $11,873         $11,306                 $14,826                       $12,593
12/31/2003           $12,417           $12,495         $12,190                 $14,977                       $12,603
 1/31/2004           $12,573           $12,725         $12,363                 $15,098                       $12,613
 2/29/2004           $12,730           $12,902         $12,651                 $15,261                       $12,622
 3/31/2004           $12,751           $12,707         $12,727                 $15,375                       $12,632
 4/30/2004           $12,302           $12,508         $12,450                 $14,975                       $12,641
 5/31/2004           $12,469           $12,679         $12,503                 $14,915                       $12,650
 6/30/2004           $12,730           $12,926         $12,783                 $15,000                       $12,656
 7/31/2004           $12,334           $12,498         $12,369                 $15,148                       $12,668
 8/31/2004           $12,375           $12,549         $12,427                 $15,437                       $12,680
 9/30/2004           $12,709           $12,684         $12,753                 $15,479                       $12,694
10/31/2004           $12,938           $12,878         $13,189                 $15,609                       $12,709
11/30/2004           $13,491           $13,399         $14,094                 $15,485                       $12,722
12/31/2004           $13,818           $13,855         $14,713                 $15,627                       $12,746
 1/31/2005           $13,472           $13,518         $14,444                 $15,725                       $12,764
 2/28/2005           $13,860           $13,802         $15,071                 $15,632                       $12,784
 3/31/2005           $13,567           $13,558         $14,698                 $15,552                       $12,814
 4/30/2005           $13,241           $13,300         $14,369                 $15,762                       $12,841
 5/31/2005           $13,609           $13,724         $14,391                 $15,933                       $12,870
 6/30/2005           $13,851           $13,743         $14,588                 $16,020                       $12,899
 7/31/2005           $14,302           $14,254         $15,036                 $15,874                       $12,927
 8/31/2005           $14,334           $14,124         $15,421                 $16,078                       $12,963
 9/30/2005           $14,593           $14,239         $16,111                 $15,912                       $13,000
10/31/2005           $14,215           $14,001         $15,641                 $15,786                       $13,030
11/30/2005           $14,741           $14,531         $16,028                 $15,856                       $13,073
12/31/2005           $14,988           $14,536         $16,775                 $16,007                       $13,114
 1/31/2006           $15,753           $14,921         $17,806                 $16,007                       $13,151
 2/28/2006           $15,721           $14,961         $17,769                 $16,061                       $13,193
 3/31/2006           $16,103           $15,147         $18,364                 $15,903                       $13,245
 4/30/2006           $16,295           $15,351         $19,254                 $15,874                       $13,293
 5/31/2006           $15,656           $14,909         $18,530                 $15,857                       $13,344
 6/30/2006           $15,720           $14,929         $18,537                 $15,891                       $13,395
 7/31/2006           $15,549           $15,021         $18,722                 $16,106                       $13,449
 8/31/2006           $15,858           $15,379         $19,242                 $16,352                       $13,509
 9/30/2006           $15,910           $15,775         $19,276                 $16,496                       $13,568
10/31/2006           $16,444           $16,289         $20,027                 $16,605                       $13,621
11/30/2006           $16,936           $16,599         $20,631                 $16,798                       $13,679
12/31/2006           $17,071           $16,832         $21,280                 $16,700                       $13,738
 1/31/2007           $17,366           $17,086         $21,426                 $16,693                       $13,793
 2/28/2007           $17,312           $16,752         $21,602                 $16,951                       $13,847
 3/31/2007           $17,567           $16,939         $22,163                 $16,951                       $13,910
 4/30/2007           $18,092           $17,690         $23,167                 $17,043                       $13,970
 5/31/2007           $18,594           $18,307         $23,604                 $16,914                       $14,033
 6/30/2007           $18,525           $18,003         $23,641                 $16,863                       $14,086
 7/31/2007           $18,164           $17,445         $23,295                 $17,004                       $14,140
 8/31/2007           $18,266           $17,706         $22,937                 $17,213                       $14,220
 9/30/2007           $19,151           $18,368         $24,168                 $17,343                       $14,272
10/31/2007           $19,841           $18,661         $25,120                 $17,499                       $14,315
11/30/2007           $18,959           $17,880         $24,301                 $17,814                       $14,380
12/31/2007           $18,878           $17,756         $23,755                 $17,864                       $14,413

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS B                     12/31/07
------------------------------------
1-Year                        +5.76%
------------------------------------
3-Year                        +9.30%
------------------------------------
Since Inception (12/1/03)    +10.10%
------------------------------------

CLASS B (12/1/03-12/31/07)

   DATE       FT Growth Target Fund   S&P 500 7   MSCI EAFE Index 7   LB U.S. Aggregate Index 7   P&R 90 Day U.S. T-Bill Index 7
--------------------------------------------------------------------------------------------------------------------------------
 12/1/2003           $10,000           $10,000         $10,000                 $10,000                       $10,000
12/31/2003           $10,175           $10,524         $10,782                 $10,102                       $10,008
 1/31/2004           $10,295           $10,718         $10,935                 $10,183                       $10,016
 2/29/2004           $10,415           $10,867         $11,189                 $10,293                       $10,023
 3/31/2004           $10,424           $10,703         $11,257                 $10,370                       $10,031
 4/30/2004           $10,047           $10,535         $11,012                 $10,101                       $10,038
 5/31/2004           $10,184           $10,679         $11,059                 $10,060                       $10,045
 6/30/2004           $10,389           $10,887         $11,306                 $10,117                       $10,050
 7/31/2004           $10,056           $10,527         $10,941                 $10,217                       $10,059
 8/31/2004           $10,090           $10,569         $10,991                 $10,412                       $10,069
 9/30/2004           $10,355           $10,684         $11,280                 $10,440                       $10,080
10/31/2004           $10,535           $10,847         $11,666                 $10,528                       $10,092
11/30/2004           $10,971           $11,286         $12,466                 $10,444                       $10,102
12/31/2004           $11,238           $11,670         $13,013                 $10,540                       $10,122
 1/31/2005           $10,946           $11,385         $12,775                 $10,606                       $10,136
 2/28/2005           $11,255           $11,625         $13,330                 $10,544                       $10,151
 3/31/2005           $11,012           $11,419         $13,001                 $10,489                       $10,175
 4/30/2005           $10,737           $11,202         $12,710                 $10,631                       $10,196
 5/31/2005           $11,029           $11,559         $12,729                 $10,746                       $10,220
 6/30/2005           $11,218           $11,575         $12,903                 $10,805                       $10,243
 7/31/2005           $11,578           $12,006         $13,299                 $10,707                       $10,265
 8/31/2005           $11,596           $11,896         $13,639                 $10,844                       $10,293
 9/30/2005           $11,793           $11,993         $14,250                 $10,732                       $10,323
10/31/2005           $11,484           $11,793         $13,834                 $10,647                       $10,347
11/30/2005           $11,913           $12,239         $14,177                 $10,694                       $10,381
12/31/2005           $12,096           $12,243         $14,837                 $10,796                       $10,414
 1/31/2006           $12,711           $12,567         $15,749                 $10,797                       $10,443
 2/28/2006           $12,676           $12,601         $15,717                 $10,833                       $10,477
 3/31/2006           $12,973           $12,758         $16,243                 $10,726                       $10,518
 4/30/2006           $13,129           $12,929         $17,030                 $10,707                       $10,555
 5/31/2006           $12,608           $12,557         $16,389                 $10,695                       $10,597
 6/30/2006           $12,643           $12,574         $16,395                 $10,718                       $10,637
 7/31/2006           $12,495           $12,652         $16,560                 $10,863                       $10,680
 8/31/2006           $12,738           $12,953         $17,019                 $11,029                       $10,727
 9/30/2006           $12,765           $13,287         $17,049                 $11,126                       $10,774
10/31/2006           $13,191           $13,720         $17,714                 $11,200                       $10,816
11/30/2006           $13,574           $13,981         $18,248                 $11,330                       $10,862
12/31/2006           $13,676           $14,177         $18,822                 $11,264                       $10,909
 1/31/2007           $13,906           $14,391         $18,951                 $11,259                       $10,953
 2/28/2007           $13,853           $14,110         $19,106                 $11,433                       $10,996
 3/31/2007           $14,052           $14,267         $19,603                 $11,433                       $11,046
 4/30/2007           $14,459           $14,899         $20,491                 $11,495                       $11,094
 5/31/2007           $14,849           $15,419         $20,878                 $11,408                       $11,143
 6/30/2007           $14,793           $15,163         $20,910                 $11,374                       $11,185
 7/31/2007           $14,491           $14,693         $20,604                 $11,469                       $11,228
 8/31/2007           $14,564           $14,913         $20,287                 $11,609                       $11,292
 9/30/2007           $15,262           $15,471         $21,376                 $11,698                       $11,333
10/31/2007           $15,802           $15,717         $22,219                 $11,803                       $11,367
11/30/2007           $15,088           $15,060         $21,494                 $12,015                       $11,419
12/31/2007           $14,811           $14,955         $21,011                 $12,049                       $11,445


30 | Annual Report

CLASS C (1/1/98-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 FT Growth                     MSCI EAFE         LB U.S.           P&R 90 Day U.S.
   DATE         Target Fund      S&P 500 7      Index 7     Aggregate Index 7      T-Bill Index 7
--------------------------------------------------------------------------------------------------
  1/1/1998        $10,000         $10,000       $10,000          $10,000               $10,000
 1/31/1998        $ 9,963         $10,111       $10,460          $10,128               $10,050
 2/28/1998        $10,416         $10,840       $11,133          $10,121               $10,089
 3/31/1998        $10,767         $11,395       $11,479          $10,156               $10,139
 4/30/1998        $10,823         $11,510       $11,572          $10,209               $10,185
 5/31/1998        $10,564         $11,312       $11,518          $10,305               $10,229
 6/30/1998        $10,536         $11,771       $11,608          $10,393               $10,271
 7/31/1998        $10,240         $11,646       $11,729          $10,415               $10,316
 8/31/1998        $ 8,974         $ 9,962       $10,278          $10,584               $10,365
 9/30/1998        $ 9,200         $10,600       $ 9,966          $10,832               $10,419
10/31/1998        $ 9,458         $11,463       $11,007          $10,775               $10,459
11/30/1998        $ 9,717         $12,157       $11,574          $10,836               $10,493
12/31/1998        $ 9,922         $12,858       $12,033          $10,869               $10,536
 1/31/1999        $10,067         $13,396       $12,001          $10,946               $10,577
 2/28/1999        $ 9,854         $12,979       $11,717          $10,755               $10,611
 3/31/1999        $10,125         $13,498       $12,209          $10,815               $10,656
 4/30/1999        $10,531         $14,021       $12,707          $10,849               $10,696
 5/31/1999        $10,396         $13,690       $12,055          $10,754               $10,736
 6/30/1999        $10,695         $14,450       $12,528          $10,720               $10,776
 7/31/1999        $10,560         $13,999       $12,903          $10,674               $10,821
 8/31/1999        $10,618         $13,929       $12,953          $10,669               $10,862
 9/30/1999        $10,605         $13,548       $13,086          $10,793               $10,910
10/31/1999        $11,157         $14,405       $13,579          $10,832               $10,953
11/30/1999        $12,156         $14,698       $14,054          $10,832               $10,997
12/31/1999        $13,897         $15,563       $15,318          $10,779               $11,047
 1/31/2000        $13,665         $14,781       $14,348          $10,744               $11,090
 2/29/2000        $15,800         $14,502       $14,737          $10,874               $11,140
 3/31/2000        $15,329         $15,920       $15,311          $11,017               $11,196
 4/30/2000        $14,291         $15,441       $14,508          $10,986               $11,253
 5/31/2000        $13,707         $15,124       $14,156          $10,981               $11,314
 6/30/2000        $14,837         $15,497       $14,713          $11,209               $11,362
 7/31/2000        $14,534         $15,255       $14,099          $11,311               $11,415
 8/31/2000        $15,673         $16,203       $14,224          $11,475               $11,474
 9/30/2000        $15,162         $15,347       $13,535          $11,547               $11,537
10/31/2000        $14,352         $15,282       $13,218          $11,623               $11,595
11/30/2000        $12,613         $14,078       $12,725          $11,813               $11,659
12/31/2000        $13,087         $14,146       $13,180          $12,033               $11,726
 1/31/2001        $13,687         $14,648       $13,174          $12,229               $11,803
 2/28/2001        $12,435         $13,313       $12,187          $12,336               $11,850
 3/31/2001        $11,680         $12,469       $11,380          $12,398               $11,910
 4/30/2001        $12,497         $13,438       $12,178          $12,346               $11,959
 5/31/2001        $12,528         $13,528       $11,758          $12,421               $12,005
 6/30/2001        $12,291         $13,199       $11,282          $12,468               $12,040
 7/31/2001        $11,981         $13,069       $11,077          $12,746               $12,080
 8/31/2001        $11,494         $12,251       $10,799          $12,892               $12,120
 9/30/2001        $10,251         $11,262       $ 9,708          $13,043               $12,173
10/31/2001        $10,727         $11,476       $ 9,956          $13,316               $12,205
11/30/2001        $11,255         $12,357       $10,324          $13,132               $12,231
12/31/2001        $11,520         $12,465       $10,385          $13,049               $12,250
 1/31/2002        $11,404         $12,283       $ 9,834          $13,154               $12,267
 2/28/2002        $11,245         $12,046       $ 9,904          $13,282               $12,283
 3/31/2002        $11,763         $12,499       $10,444          $13,061               $12,302
 4/30/2002        $11,594         $11,741       $10,520          $13,314               $12,320
 5/31/2002        $11,456         $11,655       $10,663          $13,427               $12,340
 6/30/2002        $10,843         $10,825       $10,242          $13,543               $12,358
 7/31/2002        $ 9,944         $ 9,981       $ 9,232          $13,707               $12,375
 8/31/2002        $ 9,965         $10,046       $ 9,213          $13,938               $12,394
 9/30/2002        $ 9,246         $ 8,955       $ 8,226          $14,164               $12,413
10/31/2002        $ 9,626         $ 9,743       $ 8,669          $14,099               $12,432
11/30/2002        $10,092         $10,316       $ 9,063          $14,096               $12,452
12/31/2002        $ 9,771         $ 9,710       $ 8,759          $14,387               $12,465
 1/31/2003        $ 9,622         $ 9,456       $ 8,394          $14,399               $12,478
 2/28/2003        $ 9,495         $ 9,314       $ 8,202          $14,598               $12,489
 3/31/2003        $ 9,442         $ 9,404       $ 8,047          $14,587               $12,503
 4/30/2003        $10,036         $10,179       $ 8,845          $14,707               $12,516
 5/31/2003        $10,673         $10,715       $ 9,389          $14,982               $12,528
 6/30/2003        $10,789         $10,852       $ 9,622          $14,952               $12,544
 7/31/2003        $11,012         $11,043       $ 9,856          $14,449               $12,552
 8/31/2003        $11,458         $11,259       $10,096          $14,545               $12,562
 9/30/2003        $11,394         $11,139       $10,409          $14,930               $12,573
10/31/2003        $11,977         $11,769       $11,059          $14,791               $12,583
11/30/2003        $12,296         $11,873       $11,306          $14,826               $12,593
12/31/2003        $12,602         $12,495       $12,190          $14,977               $12,603
 1/31/2004        $12,751         $12,725       $12,363          $15,098               $12,613
 2/29/2004        $12,910         $12,902       $12,651          $15,261               $12,622
 3/31/2004        $12,910         $12,707       $12,727          $15,375               $12,632
 4/30/2004        $12,453         $12,508       $12,450          $14,975               $12,641
 5/31/2004        $12,623         $12,679       $12,503          $14,915               $12,650
 6/30/2004        $12,868         $12,926       $12,783          $15,000               $12,656
 7/31/2004        $12,464         $12,498       $12,369          $15,148               $12,668
 8/31/2004        $12,506         $12,549       $12,427          $15,437               $12,680
 9/30/2004        $12,825         $12,684       $12,753          $15,479               $12,694
10/31/2004        $13,049         $12,878       $13,189          $15,609               $12,709
11/30/2004        $13,591         $13,399       $14,094          $15,485               $12,722
12/31/2004        $13,921         $13,855       $14,713          $15,627               $12,746
 1/31/2005        $13,559         $13,518       $14,444          $15,725               $12,764
 2/28/2005        $13,942         $13,802       $15,071          $15,632               $12,784
 3/31/2005        $13,640         $13,558       $14,698          $15,552               $12,814
 4/30/2005        $13,299         $13,300       $14,369          $15,762               $12,841
 5/31/2005        $13,661         $13,724       $14,391          $15,933               $12,870
 6/30/2005        $13,895         $13,743       $14,588          $16,020               $12,899
 7/31/2005        $14,342         $14,254       $15,036          $15,874               $12,927
 8/31/2005        $14,374         $14,124       $15,421          $16,078               $12,963
 9/30/2005        $14,608         $14,239       $16,111          $15,912               $13,000
10/31/2005        $14,225         $14,001       $15,641          $15,786               $13,030
11/30/2005        $14,746         $14,531       $16,028          $15,856               $13,073
12/31/2005        $14,982         $14,536       $16,775          $16,007               $13,114
 1/31/2006        $15,733         $14,921       $17,806          $16,007               $13,151
 2/28/2006        $15,701         $14,961       $17,769          $16,061               $13,193
 3/31/2006        $16,068         $15,147       $18,364          $15,903               $13,245
 4/30/2006        $16,251         $15,351       $19,254          $15,874               $13,293
 5/31/2006        $15,606         $14,909       $18,530          $15,857               $13,344
 6/30/2006        $15,660         $14,929       $18,537          $15,891               $13,395
 7/31/2006        $15,477         $15,021       $18,722          $16,106               $13,449
 8/31/2006        $15,778         $15,379       $19,242          $16,352               $13,509
 9/30/2006        $15,812         $15,775       $19,276          $16,496               $13,568
10/31/2006        $16,339         $16,289       $20,027          $16,605               $13,621
11/30/2006        $16,813         $16,599       $20,631          $16,798               $13,679
12/31/2006        $16,942         $16,832       $21,280          $16,700               $13,738
 1/31/2007        $17,227         $17,086       $21,426          $16,693               $13,793
 2/28/2007        $17,162         $16,752       $21,602          $16,951               $13,847
 3/31/2007        $17,396         $16,939       $22,163          $16,951               $13,910
 4/30/2007        $17,912         $17,690       $23,167          $17,043               $13,970
 5/31/2007        $18,395         $18,307       $23,604          $16,914               $14,033
 6/30/2007        $18,314         $18,003       $23,641          $16,863               $14,086
 7/31/2007        $17,952         $17,445       $23,295          $17,004               $14,140
 8/31/2007        $18,042         $17,706       $22,937          $17,213               $14,220
 9/30/2007        $18,896         $18,368       $24,168          $17,343               $14,272
10/31/2007        $19,566         $18,661       $25,120          $17,499               $14,315
11/30/2007        $18,681         $17,880       $24,301          $17,814               $14,380
12/31/2007        $18,589         $17,756       $23,755          $17,864               $14,413

AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------------------
CLASS C                                             12/31/07
------------------------------------------------------------
1-Year                                                +8.72%
------------------------------------------------------------
5-Year                                               +13.73%
------------------------------------------------------------
10-Year                                               +6.40%
------------------------------------------------------------

CLASS R (1/1/02-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 FT Growth                     MSCI EAFE         LB U.S.           P&R 90 Day U.S.
   DATE         Target Fund      S&P 500 7      Index 7     Aggregate Index 7      T-Bill Index 7
--------------------------------------------------------------------------------------------------
  1/1/2002        $10,000         $10,000       $10,000          $10,000               $10,000
 1/31/2002        $ 9,908         $ 9,854       $ 9,469          $10,081               $10,014
 2/28/2002        $ 9,771         $ 9,664       $ 9,536          $10,179               $10,027
 3/31/2002        $10,219         $10,027       $10,057          $10,009               $10,042
 4/30/2002        $10,082         $ 9,420       $10,130          $10,203               $10,057
 5/31/2002        $ 9,963         $ 9,350       $10,267          $10,290               $10,073
 6/30/2002        $ 9,442         $ 8,684       $ 9,862          $10,379               $10,088
 7/31/2002        $ 8,664         $ 8,007       $ 8,889          $10,504               $10,102
 8/31/2002        $ 8,682         $ 8,060       $ 8,871          $10,682               $10,117
 9/30/2002        $ 8,051         $ 7,184       $ 7,921          $10,855               $10,133
10/31/2002        $ 8,390         $ 7,816       $ 8,347          $10,805               $10,149
11/30/2002        $ 8,792         $ 8,276       $ 8,727          $10,802               $10,165
12/31/2002        $ 8,516         $ 7,790       $ 8,434          $11,025               $10,175
 1/31/2003        $ 8,395         $ 7,586       $ 8,083          $11,035               $10,186
 2/28/2003        $ 8,284         $ 7,472       $ 7,898          $11,188               $10,195
 3/31/2003        $ 8,247         $ 7,545       $ 7,749          $11,179               $10,207
 4/30/2003        $ 8,775         $ 8,166       $ 8,517          $11,271               $10,217
 5/31/2003        $ 9,330         $ 8,596       $ 9,041          $11,481               $10,227
 6/30/2003        $ 9,432         $ 8,706       $ 9,265          $11,459               $10,240
 7/31/2003        $ 9,626         $ 8,859       $ 9,491          $11,073               $10,247
 8/31/2003        $10,034         $ 9,032       $ 9,721          $11,147               $10,255
 9/30/2003        $ 9,969         $ 8,936       $10,023          $11,442               $10,263
10/31/2003        $10,487         $ 9,442       $10,648          $11,335               $10,272
11/30/2003        $10,774         $ 9,525       $10,887          $11,362               $10,280
12/31/2003        $11,057         $10,024       $11,738          $11,478               $10,288
 1/31/2004        $11,187         $10,208       $11,904          $11,570               $10,297
 2/29/2004        $11,327         $10,350       $12,181          $11,696               $10,303
 3/31/2004        $11,336         $10,194       $12,255          $11,783               $10,312
 4/30/2004        $10,935         $10,034       $11,988          $11,477               $10,319
 5/31/2004        $11,094         $10,172       $12,040          $11,431               $10,326
 6/30/2004        $11,318         $10,370       $12,308          $11,495               $10,331
 7/31/2004        $10,963         $10,026       $11,911          $11,609               $10,341
 8/31/2004        $11,001         $10,067       $11,966          $11,831               $10,351
 9/30/2004        $11,299         $10,176       $12,280          $11,863               $10,363
10/31/2004        $11,495         $10,332       $12,700          $11,962               $10,375
11/30/2004        $11,979         $10,750       $13,571          $11,867               $10,385
12/31/2004        $12,278         $11,115       $14,167          $11,976               $10,405
 1/31/2005        $11,960         $10,844       $13,908          $12,051               $10,420
 2/28/2005        $12,297         $11,073       $14,512          $11,980               $10,436
 3/31/2005        $12,040         $10,877       $14,153          $11,919               $10,460
 4/30/2005        $11,740         $10,670       $13,837          $12,080               $10,482
 5/31/2005        $12,068         $11,010       $13,858          $12,211               $10,506
 6/30/2005        $12,284         $11,025       $14,047          $12,277               $10,530
 7/31/2005        $12,678         $11,435       $14,479          $12,165               $10,553
 8/31/2005        $12,706         $11,331       $14,849          $12,321               $10,582
 9/30/2005        $12,931         $11,423       $15,513          $12,194               $10,612
10/31/2005        $12,594         $11,232       $15,061          $12,098               $10,636
11/30/2005        $13,062         $11,657       $15,433          $12,151               $10,672
12/31/2005        $13,273         $11,661       $16,153          $12,267               $10,705
 1/31/2006        $13,945         $11,970       $17,145          $12,268               $10,736
 2/28/2006        $13,916         $12,003       $17,110          $12,308               $10,770
 3/31/2006        $14,252         $12,152       $17,683          $12,188               $10,812
 4/30/2006        $14,422         $12,315       $18,540          $12,165               $10,851
 5/31/2006        $13,862         $11,961       $17,843          $12,152               $10,893
 6/30/2006        $13,910         $11,977       $17,849          $12,178               $10,934
 7/31/2006        $13,748         $12,051       $18,028          $12,343               $10,979
 8/31/2006        $14,024         $12,338       $18,528          $12,532               $11,028
 9/30/2006        $14,061         $12,655       $18,561          $12,642               $11,076
10/31/2006        $14,537         $13,068       $19,284          $12,726               $11,119
11/30/2006        $14,966         $13,316       $19,866          $12,873               $11,166
12/31/2006        $15,084         $13,503       $20,491          $12,798               $11,215
 1/31/2007        $15,337         $13,707       $20,631          $12,793               $11,260
 2/28/2007        $15,288         $13,439       $20,800          $12,990               $11,304
 3/31/2007        $15,515         $13,590       $21,341          $12,991               $11,355
 4/30/2007        $15,972         $14,192       $22,308          $13,061               $11,404
 5/31/2007        $16,410         $14,687       $22,729          $12,962               $11,455
 6/30/2007        $16,348         $14,443       $22,764          $12,924               $11,499
 7/31/2007        $16,027         $13,995       $22,431          $13,031               $11,542
 8/31/2007        $16,117         $14,205       $22,086          $13,191               $11,608
 9/30/2007        $16,885         $14,736       $23,272          $13,291               $11,650
10/31/2007        $17,498         $14,970       $24,189          $13,411               $11,686
11/30/2007        $16,714         $14,344       $23,399          $13,652               $11,738
12/31/2007        $16,609         $14,245       $22,874          $13,690               $11,766

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------
CLASS R                                            12/31/07
------------------------------------------------------------
1-Year                                               +10.31%
------------------------------------------------------------
5-Year                                               +14.34%
------------------------------------------------------------
Since Inception (1/1/02)                              +8.83%
------------------------------------------------------------


                                                              Annual Report | 31

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------
ADVISOR CLASS 6                                    12/31/07
------------------------------------------------------------
1-Year                                               +10.80%
------------------------------------------------------------
5-Year                                               +14.74%
------------------------------------------------------------
10-Year                                              +7.25%
------------------------------------------------------------

ADVISOR CLASS (1/1/98-12/31/07) 6

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 FT Growth                     MSCI EAFE         LB U.S.           P&R 90 Day U.S.
   DATE         Target Fund      S&P 500 7      Index 7     Aggregate Index 7      T-Bill Index 7
--------------------------------------------------------------------------------------------------
  1/1/1998        $10,000         $10,000       $10,000          $10,000               $10,000
 1/31/1998        $ 9,963         $10,111       $10,460          $10,128               $10,050
 2/28/1998        $10,424         $10,840       $11,133          $10,121               $10,089
 3/31/1998        $10,783         $11,395       $11,479          $10,156               $10,139
 4/30/1998        $10,848         $11,510       $11,572          $10,209               $10,185
 5/31/1998        $10,599         $11,312       $11,518          $10,305               $10,229
 6/30/1998        $10,571         $11,771       $11,608          $10,393               $10,271
 7/31/1998        $10,286         $11,646       $11,729          $10,415               $10,316
 8/31/1998        $ 9,023         $ 9,962       $10,278          $10,584               $10,365
 9/30/1998        $ 9,242         $10,600       $ 9,966          $10,832               $10,419
10/31/1998        $ 9,511         $11,463       $11,007          $10,775               $10,459
11/30/1998        $ 9,780         $12,157       $11,574          $10,836               $10,493
12/31/1998        $ 9,989         $12,858       $12,033          $10,869               $10,536
 1/31/1999        $10,144         $13,396       $12,001          $10,946               $10,577
 2/28/1999        $ 9,931         $12,979       $11,717          $10,755               $10,611
 3/31/1999        $10,222         $13,498       $12,209          $10,815               $10,656
 4/30/1999        $10,629         $14,021       $12,707          $10,849               $10,696
 5/31/1999        $10,503         $13,690       $12,055          $10,754               $10,736
 6/30/1999        $10,814         $14,450       $12,528          $10,720               $10,776
 7/31/1999        $10,688         $13,999       $12,903          $10,674               $10,821
 8/31/1999        $10,746         $13,929       $12,953          $10,669               $10,862
 9/30/1999        $10,740         $13,548       $13,086          $10,793               $10,910
10/31/1999        $11,308         $14,405       $13,579          $10,832               $10,953
11/30/1999        $12,325         $14,698       $14,054          $10,832               $10,997
12/31/1999        $14,101         $15,563       $15,318          $10,779               $11,047
 1/31/2000        $13,867         $14,781       $14,348          $10,744               $11,090
 2/29/2000        $16,046         $14,502       $14,737          $10,874               $11,140
 3/31/2000        $15,585         $15,920       $15,311          $11,017               $11,196
 4/30/2000        $14,535         $15,441       $14,508          $10,986               $11,253
 5/31/2000        $13,954         $15,124       $14,156          $10,981               $11,314
 6/30/2000        $15,103         $15,497       $14,713          $11,209               $11,362
 7/31/2000        $14,807         $15,255       $14,099          $11,311               $11,415
 8/31/2000        $15,971         $16,203       $14,224          $11,475               $11,474
 9/30/2000        $15,459         $15,347       $13,535          $11,547               $11,537
10/31/2000        $14,647         $15,282       $13,218          $11,623               $11,595
11/30/2000        $12,881         $14,078       $12,725          $11,813               $11,659
12/31/2000        $13,377         $14,146       $13,180          $12,033               $11,726
 1/31/2001        $13,988         $14,648       $13,174          $12,229               $11,803
 2/28/2001        $12,724         $13,313       $12,187          $12,336               $11,850
 3/31/2001        $11,966         $12,469       $11,380          $12,398               $11,910
 4/30/2001        $12,798         $13,438       $12,178          $12,346               $11,959
 5/31/2001        $12,840         $13,528       $11,758          $12,421               $12,005
 6/30/2001        $12,606         $13,199       $11,282          $12,468               $12,040
 7/31/2001        $12,299         $13,069       $11,077          $12,746               $12,080
 8/31/2001        $11,803         $12,251       $10,799          $12,892               $12,120
 9/30/2001        $10,524         $11,262       $ 9,708          $13,043               $12,173
10/31/2001        $11,033         $11,476       $ 9,956          $13,316               $12,205
11/30/2001        $11,584         $12,357       $10,324          $13,132               $12,231
12/31/2001        $11,861         $12,465       $10,385          $13,049               $12,250
 1/31/2002        $11,753         $12,283       $ 9,834          $13,154               $12,267
 2/28/2002        $11,590         $12,046       $ 9,904          $13,282               $12,283
 3/31/2002        $12,133         $12,499       $10,444          $13,061               $12,302
 4/30/2002        $11,959         $11,741       $10,520          $13,314               $12,320
 5/31/2002        $11,829         $11,655       $10,663          $13,427               $12,340
 6/30/2002        $11,199         $10,825       $10,242          $13,543               $12,358
 7/31/2002        $10,277         $ 9,981       $ 9,232          $13,707               $12,375
 8/31/2002        $10,310         $10,046       $ 9,213          $13,938               $12,394
 9/30/2002        $ 9,572         $ 8,955       $ 8,226          $14,164               $12,413
10/31/2002        $ 9,973         $ 9,743       $ 8,669          $14,099               $12,432
11/30/2002        $10,461         $10,316       $ 9,063          $14,096               $12,452
12/31/2002        $10,124         $ 9,710       $ 8,759          $14,387               $12,465
 1/31/2003        $ 9,981         $ 9,456       $ 8,394          $14,399               $12,478
 2/28/2003        $ 9,850         $ 9,314       $ 8,202          $14,598               $12,489
 3/31/2003        $ 9,817         $ 9,404       $ 8,047          $14,587               $12,503
 4/30/2003        $10,442         $10,179       $ 8,845          $14,707               $12,516
 5/31/2003        $11,111         $10,715       $ 9,389          $14,982               $12,528
 6/30/2003        $11,232         $10,852       $ 9,622          $14,952               $12,544
 7/31/2003        $11,473         $11,043       $ 9,856          $14,449               $12,552
 8/31/2003        $11,944         $11,259       $10,096          $14,545               $12,562
 9/30/2003        $11,879         $11,139       $10,409          $14,930               $12,573
10/31/2003        $12,504         $11,769       $11,059          $14,791               $12,583
11/30/2003        $12,844         $11,873       $11,306          $14,826               $12,593
12/31/2003        $13,172         $12,495       $12,190          $14,977               $12,603
 1/31/2004        $13,338         $12,725       $12,363          $15,098               $12,613
 2/29/2004        $13,504         $12,902       $12,651          $15,261               $12,622
 3/31/2004        $13,526         $12,707       $12,727          $15,375               $12,632
 4/30/2004        $13,051         $12,508       $12,450          $14,975               $12,641
 5/31/2004        $13,228         $12,679       $12,503          $14,915               $12,650
 6/30/2004        $13,504         $12,926       $12,783          $15,000               $12,656
 7/31/2004        $13,084         $12,498       $12,369          $15,148               $12,668
 8/31/2004        $13,128         $12,549       $12,427          $15,437               $12,680
 9/30/2004        $13,482         $12,684       $12,753          $15,479               $12,694
10/31/2004        $13,725         $12,878       $13,189          $15,609               $12,709
11/30/2004        $14,312         $13,399       $14,094          $15,485               $12,722
12/31/2004        $14,659         $13,855       $14,713          $15,627               $12,746
 1/31/2005        $14,291         $13,518       $14,444          $15,725               $12,764
 2/28/2005        $14,703         $13,802       $15,071          $15,632               $12,784
 3/31/2005        $14,392         $13,558       $14,698          $15,552               $12,814
 4/30/2005        $14,047         $13,300       $14,369          $15,762               $12,841
 5/31/2005        $14,437         $13,724       $14,391          $15,933               $12,870
 6/30/2005        $14,693         $13,743       $14,588          $16,020               $12,899
 7/31/2005        $15,172         $14,254       $15,036          $15,874               $12,927
 8/31/2005        $15,206         $14,124       $15,421          $16,078               $12,963
 9/30/2005        $15,481         $14,239       $16,111          $15,912               $13,000
10/31/2005        $15,080         $14,001       $15,641          $15,786               $13,030
11/30/2005        $15,637         $14,531       $16,028          $15,856               $13,073
12/31/2005        $15,901         $14,536       $16,775          $16,007               $13,114
 1/31/2006        $16,713         $14,921       $17,806          $16,007               $13,151
 2/28/2006        $16,691         $14,961       $17,769          $16,061               $13,193
 3/31/2006        $17,092         $15,147       $18,364          $15,903               $13,245
 4/30/2006        $17,307         $15,351       $19,254          $15,874               $13,293
 5/31/2006        $16,639         $14,909       $18,530          $15,857               $13,344
 6/30/2006        $16,707         $14,929       $18,537          $15,891               $13,395
 7/31/2006        $16,515         $15,021       $18,722          $16,106               $13,449
 8/31/2006        $16,854         $15,379       $19,242          $16,352               $13,509
 9/30/2006        $16,908         $15,775       $19,276          $16,496               $13,568
10/31/2006        $17,488         $16,289       $20,027          $16,605               $13,621
11/30/2006        $18,010         $16,599       $20,631          $16,798               $13,679
12/31/2006        $18,169         $16,832       $21,280          $16,700               $13,738
 1/31/2007        $18,482         $17,086       $21,426          $16,693               $13,793
 2/28/2007        $18,424         $16,752       $21,602          $16,951               $13,847
 3/31/2007        $18,696         $16,939       $22,163          $16,951               $13,910
 4/30/2007        $19,265         $17,690       $23,167          $17,043               $13,970
 5/31/2007        $19,800         $18,307       $23,604          $16,914               $14,033
 6/30/2007        $19,738         $18,003       $23,641          $16,863               $14,086
 7/31/2007        $19,354         $17,445       $23,295          $17,004               $14,140
 8/31/2007        $19,462         $17,706       $22,937          $17,213               $14,220
 9/30/2007        $20,404         $18,368       $24,168          $17,343               $14,272
10/31/2007        $21,151         $18,661       $25,120          $17,499               $14,315
11/30/2007        $20,212         $17,880       $24,301          $17,814               $14,380
12/31/2007        $20,130         $17,756       $23,755          $17,864               $14,413

ENDNOTES

BECAUSE THE FUND INVESTS IN VARIOUS UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THESE RISKS ARE DESCRIBED IN THE FUND'S PROSPECTUS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. If the manager had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +27.28% and +12.28%.

7. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. See page 26 for descriptions of the S&P 500, the MSCI EAFE Index, the LB U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


32 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON GROWTH TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 33

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT       ENDING ACCOUNT          EXPENSES PAID DURING
CLASS A                                        VALUE 7/1/07         VALUE 12/31/07        PERIOD* 7/1/07-12/31/07
------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,019.10                   $2.49
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,022.74                   $2.50
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,014.80                   $6.30
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,018.95                   $6.31
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,015.00                   $6.30
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,018.95                   $6.31
------------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,017.80                   $3.76
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,021.48                   $3.77
------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000               $1,019.90                   $1.22
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,024.00                   $1.22
------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.49%; B: 1.24%; C: 1.24%; R: 0.74%; and Advisor: 0.24%),
multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


34 | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                          -------------------------------------------------------------------------
                                                                                                                   YEAR ENDED
                                                                      YEAR ENDED DECEMBER 31,                       JULY 31,
CLASS A                                                     2007         2006         2005        2004 h        2004         2003
                                                          -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $  13.33     $  12.74     $  12.48     $  11.66     $  10.91     $ 10.23
                                                          -------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ..........................       0.48         0.41         0.29         0.12         0.23        0.23
   Net realized and unrealized gains (losses) .........       0.60         0.84         0.29         0.84         0.74        0.69
                                                          -------------------------------------------------------------------------
Total from investment operations ......................       1.08         1.25         0.58         0.96         0.97        0.92
                                                          -------------------------------------------------------------------------
Less distributions from:
   Net investment income ..............................      (0.47)       (0.42)       (0.32)       (0.14)       (0.22)      (0.24)
   Net realized gains .................................      (0.35)       (0.24)          --           --           --          --
                                                          -------------------------------------------------------------------------
Total distributions ...................................      (0.82)       (0.66)       (0.32)       (0.14)       (0.22)      (0.24)
                                                          -------------------------------------------------------------------------
Redemption fees .......................................         -- g         -- g         -- g         -- g         -- g        --
                                                          -------------------------------------------------------------------------
Net asset value, end of year ..........................   $  13.59     $  13.33     $  12.74     $  12.48     $  11.66     $ 10.91
                                                          =========================================================================

Total return d ........................................       8.29%        9.92%        4.70%        8.30%        8.89%       8.99%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ...       0.68%        0.69%        0.73%        0.82%        0.85%       0.91%
Expenses net of waiver and payments by affiliates f ...       0.49%        0.50%        0.69%        0.82%        0.85%       0.91%
Net investment income c ...............................       3.52%        3.09%        2.31%        2.40%        2.00%       2.21%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $251,570     $194,477     $162,079     $139,153     $117,013     $64,409
Portfolio turnover rate ...............................       8.11%       11.08%        8.16%        2.63%        3.71%      18.03%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.68% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                           --------------------------------------------------------------
                                                                                                            PERIOD ENDED
                                                                     YEAR ENDED DECEMBER 31,                  JULY 31,
CLASS B                                                       2007         2006       2005        2004 h       2004 i
                                                           --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................     $ 13.29     $ 12.71     $ 12.46     $ 11.63      $ 11.67
Income from investment operations a:
   Net investment income b,c ...........................        0.36        0.30        0.19        0.09         0.07
   Net realized and unrealized gains (losses) ..........        0.61        0.84        0.29        0.84         0.04
                                                           --------------------------------------------------------------
Total from investment operations .......................        0.97        1.14        0.48        0.93         0.11
                                                           --------------------------------------------------------------
Less distributions from:
   Net investment income ...............................       (0.36)      (0.32)      (0.23)      (0.10)       (0.15)
   Net realized gains ..................................       (0.35)      (0.24)         --          --           --
                                                           --------------------------------------------------------------
Total distributions ....................................       (0.71)      (0.56)      (0.23)      (0.10)       (0.15)
                                                           --------------------------------------------------------------
Redemption fees ........................................          -- g        -- g        -- g        -- g         -- g
                                                           --------------------------------------------------------------
Net asset value, end of year ...........................     $ 13.55     $ 13.29     $ 12.71     $ 12.46      $ 11.63
                                                           ==============================================================

Total return d .........................................        7.42%       9.05%       3.87%       8.02%        0.98%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ....        1.43%       1.44%       1.48%       1.57%        1.60%
Expenses net of waiver and payments by affiliates f ....        1.24%       1.25%       1.44%       1.57%        1.60%
Net investment income c                                         2.77%       2.34%       1.56%       1.65%        1.25%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................     $ 6,497     $ 6,422     $ 6,202     $ 5,223      $ 3,567
Portfolio turnover rate ................................        8.11%      11.08%       8.16%       2.63%        3.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.68% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period December 1, 2003 (effective date) to July 31, 2004.


36 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                           ----------------------------------------------------------------------
                                                                                                                 YEAR ENDED
                                                                       YEAR ENDED DECEMBER 31,                    JULY 31,
CLASS C                                                      2007         2006        2005       2004 h       2004        2003
                                                           ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $   13.18    $  12.60    $  12.36    $  11.53    $  10.80    $  10.14
                                                           ----------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ...........................        0.38        0.30        0.19        0.08        0.14        0.15
   Net realized and unrealized gains (losses) ..........        0.58        0.85        0.28        0.84        0.73        0.67
                                                           ----------------------------------------------------------------------
Total from investment operations .......................        0.96        1.15        0.47        0.92        0.87        0.82
                                                           ----------------------------------------------------------------------
Less distributions from:
   Net investment income ...............................       (0.37)      (0.33)      (0.23)      (0.09)      (0.14)      (0.16)
   Net realized gains ..................................       (0.35)      (0.24)         --          --          --          --
                                                           ----------------------------------------------------------------------
Total distributions ....................................       (0.72)      (0.57)      (0.23)      (0.09)      (0.14)      (0.16)
                                                           ----------------------------------------------------------------------
Redemption fees ........................................          -- g        -- g        -- g        -- g        -- g        --
                                                           ----------------------------------------------------------------------
Net asset value, end of year ...........................   $   13.42    $  13.18    $  12.60    $  12.36    $  11.53    $  10.80
                                                           ======================================================================

Total return d .........................................        7.48%       9.16%       3.83%       8.03%       8.04%       8.20%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ....        1.43%       1.43%       1.47%       1.57%       1.60%       1.66%
Expenses net of waiver and payments by affiliates f ....        1.24%       1.24%       1.43%       1.57%       1.60%       1.66%
Net investment income c ................................        2.77%       2.35%       1.57%       1.65%       1.25%       1.46%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $ 110,914    $ 76,018    $ 63,298    $ 59,803    $ 52,881    $ 32,344
Portfolio turnover rate ................................        8.11%      11.08%       8.16%       2.63%       3.71%      18.03%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.68% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                           -------------------------------------------------------------------
                                                                                                               YEAR ENDED
                                                                        YEAR ENDED DECEMBER 31,                 JULY 31,
CLASS R                                                      2007        2006        2005       2004 h       2004      2003
                                                           -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $  13.30    $  12.71    $  12.46    $  11.63    $ 10.89    $ 10.23
                                                           -------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ...........................       0.47        0.37        0.26        0.11       0.21       0.19
   Net realized and unrealized gains (losses) ..........       0.57        0.85        0.28        0.85       0.72       0.69
                                                           -------------------------------------------------------------------
Total from investment operations .......................       1.04        1.22        0.54        0.96       0.93       0.88
                                                           -------------------------------------------------------------------
Less distributions from:
   Net investment income ...............................      (0.44)      (0.39)      (0.29)      (0.13)     (0.19)     (0.22)
   Net realized gains ..................................      (0.35)      (0.24)         --          --         --         --
                                                           -------------------------------------------------------------------
Total distributions ....................................      (0.79)      (0.63)      (0.29)      (0.13)     (0.19)     (0.22)
                                                           -------------------------------------------------------------------
Redemption fees ........................................         -- g        -- g        -- g        -- g       -- g       --
                                                           -------------------------------------------------------------------
Net asset value, end of year ...........................   $  13.55    $  13.30    $  12.71    $  12.46    $ 11.63    $ 10.89
                                                           ===================================================================

Total return d .........................................       7.91%       9.73%       4.37%       8.27%      8.56%      8.79%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ....       0.93%       0.94%       0.98%       1.07%      1.10%      1.16%
Expenses net of waiver and payments by affiliates f ....       0.74%       0.75%       0.94%       1.07%      1.10%      1.16%
Net investment income c ................................       3.27%       2.84%       2.06%       2.15%      1.75%      1.96%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $ 25,476    $ 14,490    $ 14,112    $ 12,199    $ 8,370    $ 5,718
Portfolio turnover rate ................................       8.11%      11.08%       8.16%       2.63%      3.71%     18.03%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.68% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


38 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                            -------------------------------------
                                                                                 YEAR ENDED         PERIOD ENDED
                                                                                 DECEMBER 31,       DECEMBER 31,
                                                                              2007        2006         2005 h
                                                                            -------------------------------------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................................   $ 13.31     $ 12.72       $ 12.81
                                                                            -------------------------------------
Income from investment operations a:
   Net investment income b,c ............................................      0.53        0.45          0.07
   Net realized and unrealized gains (losses) ...........................      0.58        0.83          0.02
                                                                            -------------------------------------
Total from investment operations ........................................      1.11        1.28          0.09
                                                                            -------------------------------------
Less distributions from:

   Net investment income ................................................     (0.50)      (0.45)        (0.18)
   Net realized gains ...................................................     (0.35)      (0.24)           --
                                                                            -------------------------------------
Total distributions .....................................................     (0.85)      (0.69)        (0.18)
                                                                            -------------------------------------
Redemption fees .........................................................        -- g        -- g          -- g
                                                                            -------------------------------------
Net asset value, end of year ............................................   $ 13.57     $ 13.31       $ 12.72
                                                                            =====================================

Total return d ..........................................................      8.48%      10.28%         0.68%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .....................      0.43%       0.44%         0.48%
Expenses net of waiver and payments by affiliates f .....................      0.24%       0.25%         0.44%
Net investment income c .................................................      3.77%       3.34%         2.56%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................................   $ 3,536     $ 1,726       $   753
Portfolio turnover rate .................................................      8.11%      11.08%         8.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.68% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period December 1, 2005 (effective date) to December 31, 2005.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 39

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007

-----------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
   INVESTMENTS IN UNDERLYING FUNDS a
   LONG TERM INVESTMENTS 79.6%
   DOMESTIC EQUITY 27.8%
   Franklin Flex Cap Growth Fund, Advisor Class ............................       622,639   $   30,409,676
 b Franklin Growth Opportunities Fund, Advisor Class .......................       377,038        8,272,207
   Franklin MicroCap Value Fund, Advisor Class .............................        86,572        2,951,241
   Franklin Natural Resources Fund, Advisor Class ..........................       169,017        7,634,510
 b Franklin Small Cap Growth Fund II, Advisor Class ........................     2,442,447       25,938,790
   Mutual Shares Fund, Class Z .............................................     1,397,240       35,406,064
                                                                                             --------------
                                                                                                110,612,488
                                                                                             --------------
   DOMESTIC FIXED INCOME 26.5%
   Franklin Strategic Mortgage Portfolio ...................................     2,045,071       18,670,896
   Franklin Total Return Fund, Advisor Class ...............................     3,934,671       37,671,193
   Franklin U.S. Government Securities Fund, Advisor Class .................     7,565,765       49,253,139
                                                                                             --------------
                                                                                                105,595,228
                                                                                             --------------
   FOREIGN EQUITY 12.6%
   Franklin Global Real Estate Fund, Advisor Class .........................       682,477        6,783,826
   Franklin Gold and Precious Metals Fund, Advisor Class ...................       192,341        7,207,001
   Mutual European Fund, Class Z ...........................................       659,914       17,368,933
   Templeton China World Fund, Advisor Class ...............................       203,073        8,953,469
   Templeton Foreign Fund, Advisor Class ...................................       769,573        9,588,882
                                                                                             --------------
                                                                                                 49,902,111
                                                                                             --------------
   FOREIGN FIXED INCOME 12.7%
   Templeton Global Bond Fund, Advisor Class ...............................     4,428,668       50,486,812
                                                                                             --------------
   TOTAL LONG TERM INVESTMENTS (COST $281,931,805) .........................                    316,596,639
                                                                                             --------------
   SHORT TERM INVESTMENT (COST $80,430,045) 20.2%
   MONEY MARKET FUND 20.2%
 c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% ....    80,430,045       80,430,045
                                                                                             --------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $362,361,850) 99.8% .........                    397,026,684
   OTHER ASSETS, LESS LIABILITIES 0.2% .....................................                        966,169
                                                                                             --------------
   NET ASSETS 100.0% .......................................................                 $  397,992,853
                                                                                             ==============

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended December 31, 2007.

c The rate shown is the annualized seven-day yield at period end.


40 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                         ---------------------------------------------------------------------------
                                                                                                                   YEAR ENDED
                                                                      YEAR ENDED DECEMBER 31,                       JULY 31,
CLASS A                                                     2007         2006         2005        2004 h        2004         2003
                                                         ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................   $   14.03    $   13.14    $   12.69    $   11.65    $   10.64    $    9.83
                                                         ---------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c .........................        0.43         0.35         0.25         0.12         0.20         0.19
   Net realized and unrealized gains (losses) ........        0.87         1.15         0.50         1.05         1.00         0.81
                                                         ---------------------------------------------------------------------------
Total from investment operations .....................        1.30         1.50         0.75         1.17         1.20         1.00
                                                         ---------------------------------------------------------------------------
Less distributions from:
   Net investment income .............................       (0.43)       (0.38)       (0.30)       (0.13)       (0.19)       (0.19)
   Net realized gains ................................       (0.55)       (0.23)          --           --           --           --
                                                         ---------------------------------------------------------------------------
Total distributions ..................................       (0.98)       (0.61)       (0.30)       (0.13)       (0.19)       (0.19)
                                                         ---------------------------------------------------------------------------
Redemption fees ......................................          -- g         -- g         -- g         -- g         -- g         --
                                                         ---------------------------------------------------------------------------
Net asset value, end of year .........................   $   14.35    $   14.03    $   13.14    $   12.69    $   11.65    $   10.64
                                                         ===========================================================================

Total return d .......................................        9.40%       11.57%        5.94%       10.14%       11.18%       10.47%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ..        0.68%        0.70%        0.74%        0.81%        0.89%        0.98%
Expenses net of waiver and payments by affiliates f ..        0.50%        0.50%        0.69%        0.81%        0.89%        0.98%
Net investment income c ..............................        2.92%        2.56%        1.93%        2.32%        1.75%        1.89%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................   $ 491,451    $ 401,392    $ 316,754    $ 281,033    $ 219,273    $ 121,617
Portfolio turnover rate ..............................       10.29%        9.40%       10.59%        2.78%        4.13%       15.90%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                   ------------------------------------------------------------
                                                                                                                  PERIOD ENDED
                                                                              YEAR ENDED DECEMBER 31,               JULY 31,
CLASS B                                                                2007        2006        2005     2004 h       2004 i
                                                                   ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................    $  13.99    $  13.10    $  12.66    $ 11.62      $ 11.62
                                                                   ------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ..................................        0.31        0.24        0.15       0.09         0.05
   Net realized and unrealized gains (losses) .................        0.88        1.15        0.50       1.03         0.09
                                                                   ------------------------------------------------------------
Total from investment operations ..............................        1.19        1.39        0.65       1.12         0.14
                                                                   ------------------------------------------------------------
Less distributions from:
   Net investment income ......................................       (0.32)      (0.27)      (0.21)     (0.08)       (0.14)
   Net realized gains .........................................       (0.55)      (0.23)         --         --           --
                                                                   ------------------------------------------------------------
Total distributions ...........................................       (0.87)      (0.50)      (0.21)     (0.08)       (0.14)
Redemption fees ...............................................          -- g        -- g        -- g       -- g         -- g
                                                                   ------------------------------------------------------------
Net asset value, end of year ..................................    $  14.31    $  13.99    $  13.10    $ 12.66      $ 11.62
                                                                   ============================================================

Total return d ................................................        8.61%      10.70%       5.18%      9.77%        1.18%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ...........        1.43%       1.45%       1.49%      1.56%        1.64%
Expenses net of waiver and payments by affiliates f ...........        1.25%       1.25%       1.44%      1.56%        1.64%
Net investment income c .......................................        2.17%       1.81%       1.18%      1.57%        1.00%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............................    $ 12,445    $ 11,533    $ 10,170    $ 8,700      $ 5,417
Portfolio turnover rate .......................................       10.29%       9.40%      10.59%      2.78%        4.13%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period December 1, 2003 (effective date) to July 31, 2004.


42 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                              --------------------------------------------------------------------
                                                                                                                  YEAR ENDED
                                                                         YEAR ENDED DECEMBER 31,                    JULY 31,
CLASS C                                                            2007        2006        2005      2004 h       2004       2003
                                                              --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................   $   13.81   $   12.94   $   12.50   $   11.47   $  10.48   $   9.69
                                                              --------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ..............................        0.31        0.24        0.15        0.08       0.12       0.11
   Net realized and unrealized gains (losses) .............        0.87        1.13        0.50        1.03       0.98       0.80
                                                              --------------------------------------------------------------------
Total from investment operations ..........................        1.18        1.37        0.65        1.11       1.10       0.91
                                                              --------------------------------------------------------------------
Less distributions from:
   Net investment income ..................................       (0.33)      (0.27)      (0.21)      (0.08)     (0.11)     (0.12)
   Net realized gains .....................................       (0.55)      (0.23)         --          --         --         --
                                                              --------------------------------------------------------------------
Total distributions .......................................       (0.88)      (0.50)      (0.21)      (0.08)     (0.11)     (0.12)
                                                              --------------------------------------------------------------------
Redemption fees ...........................................          -- g        -- g        -- g        -- g       -- g       --
                                                              --------------------------------------------------------------------
Net asset value, end of year ..............................   $   14.11   $   13.81   $   12.94   $   12.50   $  11.47   $  10.48
                                                              ====================================================================

Total return d ............................................        8.61%      10.72%       5.25%       9.75%     10.39%      9.50%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .......        1.43%       1.45%       1.48%       1.56%      1.64%      1.73%
Expenses net of waiver and payments by affiliates f .......        1.25%       1.25%       1.43%       1.56%      1.64%      1.73%
Net investment income c ...................................        2.17%       1.81%       1.19%       1.57%      1.00%      1.14%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................   $ 160,563   $ 134,465   $ 112,294   $ 105,966   $ 90,988   $ 56,341
Portfolio turnover rate ...................................       10.29%       9.40%     10.59%        2.78%      4.13%     15.90%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 43

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                            ---------------------------------------------------------------------
                                                                                                                YEAR ENDED
                                                                      YEAR ENDED DECEMBER 31,                    JULY 31,
CLASS R                                                       2007        2006        2005       2004 h       2004        2003
                                                            ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $  14.00    $  13.11    $  12.66    $  11.62    $  10.62    $   9.82
                                                            ---------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ............................       0.39        0.31        0.21        0.11        0.18        0.13
   Net realized and unrealized gains (losses) ...........       0.88        1.15        0.51        1.04        0.98        0.85
                                                            ---------------------------------------------------------------------
Total from investment operations ........................       1.27        1.46        0.72        1.15        1.16        0.98
                                                            ---------------------------------------------------------------------
Less distributions from:
   Net investment income ................................      (0.40)      (0.34)      (0.27)      (0.11)      (0.16)      (0.18)
   Net realized gains ...................................      (0.55)      (0.23)         --          --          --          --
                                                            ---------------------------------------------------------------------
Total distributions .....................................      (0.95)      (0.57)      (0.27)      (0.11)      (0.16)      (0.18)
                                                            ---------------------------------------------------------------------
Redemption fees .........................................         -- g        -- g        -- g        -- g        -- g        --
                                                            ---------------------------------------------------------------------
Net asset value, end of year ............................   $  14.32    $  14.00    $  13.11    $  12.66    $  11.62    $  10.62
                                                            =====================================================================

Total return d ..........................................       9.16%      11.27%       5.73%       9.92%      10.95%      10.10%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .....       0.93%       0.95%       0.99%       1.06%       1.14%       1.23%
Expenses net of waiver and payments by affiliates f .....       0.75%       0.75%       0.94%       1.06%       1.14%       1.23%
Net investment income c .................................       2.67%       2.31%       1.68%       2.07%       1.50%       1.64%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $ 40,102    $ 31,719    $ 30,403    $ 25,162    $ 17,161    $ 10,989
Portfolio turnover rate .................................      10.29%       9.40%      10.59%       2.78%       4.13%      15.90%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


44 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                            -----------------------------------
                                                                YEAR ENDED        PERIOD ENDED
                                                               DECEMBER 31,       DECEMBER 31,
ADVISOR CLASS                                                 2007       2006        2005 h
                                                            -----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $ 14.03    $ 13.15      $  13.23
                                                            -----------------------------------
Income from investment operations a:
   Net investment income b,c ............................      0.46       0.40          0.08
   Net realized and unrealized gains (losses) ...........      0.88       1.13          0.02
                                                            -----------------------------------
Total from investment operations ........................      1.34       1.53          0.10
                                                            -----------------------------------
Less distributions from:
   Net investment income ................................     (0.47)     (0.42)        (0.18)
   Net realized gains ...................................     (0.55)     (0.23)           --
                                                            -----------------------------------
Total distributions .....................................     (1.02)     (0.65)        (0.18)
                                                            -----------------------------------
Redemption fees .........................................        -- g       -- g          -- g
                                                            -----------------------------------
Net asset value, end of year ............................   $ 14.35    $ 14.03      $  13.15
                                                            ===================================

Total return d ..........................................      9.66%     11.87%         0.68%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .....      0.43%      0.45%         0.49%
Expenses net of waiver and payments by affiliates f .....      0.25%      0.25%         0.44%
Net investment income c .................................      3.17%      2.81%         2.18%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $ 9,699    $ 7,071      $  3,890
Portfolio turnover rate .................................     10.29%      9.40%        10.59%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period December 1, 2005 (effective date) to December 31, 2005.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON MODERATE TARGET FUND                                                             SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 89.7%
  DOMESTIC EQUITY 37.4%

  Franklin Flex Cap Growth Fund, Advisor Class ................................................       1,488,359   $  72,691,433
b Franklin Growth Opportunities Fund, Advisor Class ...........................................       1,036,014      22,730,159
  Franklin MicroCap Value Fund, Advisor Class .................................................         208,053       7,092,525
  Franklin Natural Resources Fund, Advisor Class ..............................................         400,354      18,083,972
b Franklin Small Cap Growth Fund II, Advisor Class ............................................       5,879,464      62,439,911
  Mutual Shares Fund, Class Z .................................................................       3,308,206      83,829,932
                                                                                                                  -------------
                                                                                                                    266,867,932
                                                                                                                  -------------
  DOMESTIC FIXED INCOME 23.9%
  Franklin Strategic Mortgage Portfolio .......................................................       3,169,682      30,016,887
  Franklin Total Return Fund, Advisor Class ...................................................       6,135,118      60,921,725
  Franklin U.S. Government Securities Fund, Advisor Class .....................................      12,192,915      79,375,877
                                                                                                                  -------------
                                                                                                                    170,314,489
                                                                                                                  -------------
  FOREIGN EQUITY 17.1%
  Franklin Global Real Estate Fund, Advisor Class .............................................       1,576,353      15,668,950
  Franklin Gold and Precious Metals Fund, Advisor Class .......................................         477,567      17,894,441
  Mutual European Fund, Class Z ...............................................................       1,649,041      43,402,774
  Templeton China World Fund, Advisor Class ...................................................         491,170      21,655,690
  Templeton Foreign Fund, Advisor Class .......................................................       1,899,703      23,670,298
                                                                                                                  -------------
                                                                                                                    122,292,153
                                                                                                                  -------------
  FOREIGN FIXED INCOME 11.3%
  Templeton Global Bond Fund, Advisor Class ...................................................       7,107,970      81,030,853
                                                                                                                  -------------
  TOTAL LONG TERM INVESTMENTS (COST $552,490,572) .............................................                     640,505,427
                                                                                                                  -------------
  SHORT TERM INVESTMENT (COST $72,494,942) 10.1%
  MONEY MARKET FUND 10.1%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% ........................      72,494,942      72,494,942
                                                                                                                  -------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $624,985,514) 99.8% .............................                     713,000,369
  OTHER ASSETS, LESS LIABILITIES 0.2% .........................................................                       1,258,682
                                                                                                                  -------------
  NET ASSETS 100.0% ...........................................................................                   $ 714,259,051
                                                                                                                  =============

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended December 31, 2007.

c The rate shown is the annualized seven-day yield at period end.


46 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                             ----------------------------------------------------------------------
                                                                                                                    YEAR ENDED
                                                                        YEAR ENDED DECEMBER 31,                      JULY 31,
CLASS A                                                          2007         2006         2005       2004 h      2004       2003
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $  15.63     $  14.10    $  13.17    $  11.83    $  10.46     $  9.47
                                                             ----------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ............................        0.32         0.24        0.14        0.09        0.11        0.08
   Net realized and unrealized gains (losses) ...........        1.31         1.73        0.96        1.33        1.36        1.01
                                                             ----------------------------------------------------------------------
Total from investment operations ........................        1.63         1.97        1.10        1.42        1.47        1.09
                                                             ----------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains
   received from Underlying Funds .......................       (0.32)       (0.32)      (0.17)      (0.08)      (0.10)      (0.10)
   Net realized gains ...................................       (0.77)       (0.12)         --          --          --          --
                                                             ----------------------------------------------------------------------
Total distributions .....................................       (1.09)       (0.44)      (0.17)      (0.08)      (0.10)      (0.10)
                                                             ----------------------------------------------------------------------
Redemption fees .........................................          -- g         -- g        -- g        -- g        -- g        --
                                                             ----------------------------------------------------------------------
Net asset value, end of year ............................    $  16.17     $  15.63    $  14.10    $  13.17    $  11.83     $ 10.46
                                                             ======================================================================

Total return d ..........................................       10.58%       13.90%       8.47%      12.04%      14.04%      11.64%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .....        0.74%        0.75%       0.79%       0.85%       0.83%       0.92%
Expenses net of waiver and payments by affiliates f .....        0.50%        0.50%       0.72%       0.85%       0.83%       0.92%
Net investment income c .................................        1.93%        1.59%       1.07%       1.72%       0.91%       0.84%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................    $394,689     $319,521    $230,686    $202,560    $165,500     $99,432
Portfolio turnover rate .................................       10.36%        9.31%      10.50%       3.98%       3.46%      21.87%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                     ---------------------------------------------------------
                                                                                                                 PERIOD ENDED
                                                                          YEAR ENDED DECEMBER 31,                  JULY 31,
CLASS B                                                                 2007       2006       2005       2004 h    2004 i
                                                                     ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............................   $ 15.45    $ 13.97    $ 13.09    $ 11.75       $ 11.80
                                                                     ---------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c ..............................      0.17       0.12       0.04       0.06         (0.02)
   Net realized and unrealized gains (losses) ....................      1.31       1.72       0.96       1.32          0.09
                                                                     ---------------------------------------------------------
Total from investment operations .................................      1.48       1.84       1.00       1.38          0.07
                                                                     ---------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received from
     Underlying Funds ............................................     (0.25)     (0.24)     (0.12)     (0.04)        (0.12)
   Net realized gains ............................................     (0.77)     (0.12)        --         --            --
                                                                     ---------------------------------------------------------
Total distributions ..............................................     (1.02)     (0.36)     (0.12)     (0.04)        (0.12)
                                                                     ---------------------------------------------------------
Redemption fees ..................................................        -- g       -- g       -- g       -- g          -- g
                                                                     ---------------------------------------------------------
Net asset value, end of year .....................................   $ 15.91    $ 15.45    $ 13.97    $ 13.09       $ 11.75
                                                                     =========================================================

Total return d ...................................................      9.76%     13.06%      7.63%     11.76%         0.56%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ..............      1.49%      1.50%      1.54%      1.60%         1.58%
Expenses net of waiver and payments by affiliates f ..............      1.25%      1.25%      1.47%      1.60%         1.58%
Net investment income c ..........................................      1.18%      0.84%      0.32%      0.97%         0.16%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................................   $ 8,292    $ 8,195    $ 6,468    $ 5,343       $ 3,178
Portfolio turnover rate ..........................................     10.36%      9.31%     10.50%      3.98%         3.46%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period December 1, 2003 (effective date) to July 31, 2004.


48 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                              ----------------------------------------------------------------------
                                                                                                                    YEAR ENDED
                                                                          YEAR ENDED DECEMBER 31,                     JULY 31,
CLASS C                                                            2007         2006        2005        2004 h      2004       2003
                                                              ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................   $   15.44    $   13.97    $  13.09    $  11.72    $  10.38   $   9.40
                                                              ----------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ..............................        0.19         0.13        0.04        0.05        0.02       0.01
   Net realized and unrealized gains (losses) .............        1.29         1.70        0.96        1.32        1.35       1.00
                                                              ----------------------------------------------------------------------
Total from investment operations ..........................        1.48         1.83        1.00        1.37        1.37       1.01
                                                              ----------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
     from Underlying Funds ................................       (0.25)       (0.24)      (0.12)         --       (0.03)     (0.03)
   Net realized gains .....................................       (0.77)       (0.12)         --          --          --         --
                                                              ----------------------------------------------------------------------
Total distributions .......................................       (1.02)       (0.36)      (0.12)         --       (0.03)     (0.03)
                                                              ----------------------------------------------------------------------
Redemption fees ...........................................          -- g         -- g        -- g        -- g        -- g       --
                                                              ----------------------------------------------------------------------
Net asset value, end of year ..............................   $   15.90    $   15.44    $  13.97    $  13.09    $  11.72   $  10.38
                                                              ======================================================================
Total return d ............................................        9.72%       13.08%       7.63%      11.69%      13.18%     10.74%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .......        1.49%        1.50%       1.54%       1.60%       1.58%      1.67%
Expenses net of waiver and payments by affiliates f .......        1.25%        1.25%       1.47%       1.60%       1.58%      1.67%
Net investment income c ...................................        1.18%        0.84%       0.32%       0.97%       0.16%      0.09%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................   $ 145,218    $ 122,156    $ 88,986    $ 73,816    $ 61,179   $ 40,829
Portfolio turnover rate ...................................       10.36%        9.31%      10.50%       3.98%       3.46%     21.87%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                            ----------------------------------------------------------------------
                                                                                                                 YEAR ENDED
                                                                       YEAR ENDED DECEMBER 31,                    JULY 31,
CLASS R                                                        2007         2006        2005      2004 h       2004       2003
                                                            ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
   (for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $    15.52   $   14.02   $   13.11   $  11.76   $   10.40   $   9.46
                                                            ----------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ............................         0.29        0.20        0.11       0.08        0.08       0.05
   Net realized and unrealized gains (losses) ...........         1.28        1.71        0.95       1.33        1.36       1.00
                                                            ----------------------------------------------------------------------
Total from investment operations ........................         1.57        1.91        1.06       1.41        1.44       1.05
                                                            ----------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
     from Underlying Funds ..............................        (0.30)      (0.29)      (0.15)     (0.06)      (0.08)     (0.11)
   Net realized gains ...................................        (0.77)      (0.12)         --         --          --         --
                                                            ----------------------------------------------------------------------
Total distributions .....................................        (1.07)      (0.41)      (0.15)     (0.06)      (0.08)     (0.11)
                                                            ----------------------------------------------------------------------
Redemption fees .........................................           -- g        -- g        -- g       -- g        -- g       --
                                                            ----------------------------------------------------------------------
Net asset value, end of year ............................   $    16.02   $   15.52   $   14.02   $  13.11   $   11.76   $  10.40
                                                            ======================================================================

Total return d ..........................................        10.31%      13.65%       8.10%     12.00%      13.89%     11.11%
RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .....         0.99%       1.00%       1.04%      1.10%       1.08%      1.17%
Expenses net of waiver and payments by affiliates f .....         0.75%       0.75%       0.97%      1.10%       1.08%      1.17%
Net investment income c .................................         1.68%       1.34%       0.82%      1.47%       0.66%      0.59%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $   36,757   $  26,215   $  19,461   $ 15,206   $  11,714   $  5,567
Portfolio turnover rate .................................        10.36%       9.31%      10.50%      3.98%       3.46%     21.87%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.


50 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                                      ------------------------------------
                                                                                         YEAR ENDED         PERIOD ENDED
                                                                                          DECEMBER 31,      DECEMBER 31,
ADVISOR CLASS                                                                           2007       2006        2005 h
                                                                                      ------------------------------------
PER SHARE OPERATING PERFORMANCE
   (for a share outstanding throughout the year)
Net asset value, beginning of year ................................................   $  15.64   $  14.10      $ 14.18
                                                                                      ------------------------------------
Income from investment operations a:
   Net investment income b,c ......................................................       0.38       0.29         0.11
   Net realized and unrealized gains (losses) .....................................       1.29       1.72        (0.03)
                                                                                      ------------------------------------
Total from investment operations ..................................................       1.67       2.01         0.08
                                                                                      ------------------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ......      (0.35)     (0.35)       (0.16)
   Net realized gains .............................................................      (0.77)     (0.12)          --
                                                                                      ------------------------------------
Total distributions ...............................................................      (1.12)     (0.47)       (0.16)
                                                                                      ------------------------------------
Redemption fees ...................................................................         -- g       -- g         -- g
                                                                                      ------------------------------------
Net asset value, end of year ......................................................   $  16.19   $  15.64      $ 14.10
                                                                                      ====================================
Total return d ....................................................................      10.80%     14.26%        0.54%
RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ...............................       0.49%      0.50%        0.54%
Expenses net of waiver and payments by affiliates f ...............................       0.25%      0.25%        0.47%
Net investment income c ...........................................................       2.18%      1.84%        1.32%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................................................   $  9,917   $  5,593      $ 3,320
Portfolio turnover rate ...........................................................      10.36%      9.31%       10.50%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.83% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period December 1, 2005 (effective date) to December 31, 2005.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON GROWTH TARGET FUND                                                              SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 95.3%
  DOMESTIC EQUITY 55.2%
  Franklin Flex Cap Growth Fund, Advisor Class .................................................    1,818,274   $  88,804,513
b Franklin Growth Opportunities Fund, Advisor Class ............................................    1,193,225      26,179,348
  Franklin MicroCap Value Fund, Advisor Class ..................................................      254,883       8,688,951
  Franklin Natural Resources Fund, Advisor Class ...............................................      515,560      23,287,836
b Franklin Small Cap Growth Fund II, Advisor Class .............................................    7,362,051      78,184,980
  Mutual Shares Fund, Class Z ..................................................................    4,071,721     103,177,402
                                                                                                                -------------
                                                                                                                  328,323,030
                                                                                                                -------------
  DOMESTIC FIXED INCOME 10.7%
  Franklin Strategic Mortgage Portfolio ........................................................    1,192,710      11,294,966
  Franklin Total Return Fund, Advisor Class ....................................................    2,243,926      22,282,190
  Franklin U.S. Government Securities Fund, Advisor Class ......................................    4,603,454      29,968,483
                                                                                                                -------------
                                                                                                                   63,545,639
                                                                                                                -------------
  FOREIGN EQUITY 24.4%
  Franklin Global Real Estate Fund, Advisor Class ..............................................    1,903,708      18,922,856
  Franklin Gold and Precious Metals Fund, Advisor Class ........................................      550,072      20,611,207
  Mutual European Fund, Class Z ................................................................    1,953,937      51,427,635
  Templeton China World Fund, Advisor Class ....................................................      587,303      25,894,198
  Templeton Foreign Fund, Advisor Class ........................................................    2,278,374      28,388,539
                                                                                                                -------------
                                                                                                                  145,244,435
                                                                                                                -------------
  FOREIGN FIXED INCOME 5.0%
  Templeton Global Bond Fund, Advisor Class ....................................................    2,625,284      29,928,238
                                                                                                                -------------
  TOTAL LONG TERM INVESTMENTS (COST $477,412,345) ..............................................                  567,041,342
                                                                                                                -------------
  SHORT TERM INVESTMENT (COST $30,738,945) 5.2%
  MONEY MARKET FUND 5.2%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% .........................   30,738,945      30,738,945
                                                                                                                -------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $508,151,290) 100.5% .............................                  597,780,287
  OTHER ASSETS, LESS LIABILITIES (0.5)% ........................................................                   (2,906,685)
                                                                                                                -------------
  NET ASSETS 100.0% ............................................................................                $ 594,873,602
                                                                                                                =============

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended December 31, 2007.

c The rate shown is the annualized seven-day yield at period end.


52 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007

                                                                               ------------------------------------------------
                                                                                 FRANKLIN         FRANKLIN          FRANKLIN
                                                                                 TEMPLETON        TEMPLETON         TEMPLETON
                                                                               CONSERVATIVE       MODERATE           GROWTH
                                                                                TARGET FUND      TARGET FUND       TARGET FUND
                                                                               ------------------------------------------------
Assets:
   Investments in Underlying Funds (Note 6):
      Cost .................................................................   $362,361,850     $624,985,514      $508,151,290
                                                                               ================================================
      Value ................................................................   $397,026,684     $713,000,369      $597,780,287
Receivables on capital shares sold .........................................      2,613,686        4,142,470         1,533,826
                                                                               ------------------------------------------------
         Total assets ......................................................    399,640,370      717,142,839       599,314,113
                                                                               ------------------------------------------------
Liabilities:
   Payables:
      Capital shares redeemed ..............................................      1,224,536        2,101,136         3,844,071
      Affiliates ...........................................................        270,455          528,919           359,829
      Unaffiliated transfer agent fees .....................................        120,605          209,469           192,288
   Accrued expenses and other liabilities ..................................         31,921           44,264            44,323
                                                                               ------------------------------------------------
         Total liabilities .................................................      1,647,517        2,883,788         4,440,511
                                                                               ------------------------------------------------
             Net assets, at value ..........................................   $397,992,853     $714,259,051      $594,873,602
                                                                               ================================================
Net assets consist of:
   Paid-in capital .........................................................   $354,683,062     $605,553,109      $479,940,480
   Undistributed net investment income .....................................        221,449          431,170           348,055
   Net unrealized appreciation (depreciation) ..............................     34,664,834       88,014,855        89,628,997
   Accumulated net realized gain (loss) ....................................      8,423,508       20,259,917        24,956,070
                                                                               ------------------------------------------------
             Net assets, at value ..........................................   $397,992,853     $714,259,051      $594,873,602
                                                                               ================================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 53

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2007

                                                                               ------------------------------------------------
                                                                                 FRANKLIN         FRANKLIN          FRANKLIN
                                                                                 TEMPLETON        TEMPLETON         TEMPLETON
                                                                               CONSERVATIVE       MODERATE           GROWTH
                                                                                TARGET FUND      TARGET FUND       TARGET FUND
                                                                               ------------------------------------------------
CLASS A:

   Net assets, at value ....................................................   $251,570,256     $491,450,854      $394,689,060
                                                                               ================================================
   Shares outstanding ......................................................     18,516,432       34,236,463        24,415,615
                                                                               ================================================
   Net asset value per share a .............................................   $      13.59     $      14.35      $      16.17
                                                                               ================================================
   Maximum offering price per share (net asset value per share / 94.25%) ...   $      14.42     $      15.23      $      17.16
                                                                               ================================================
CLASS B:

   Net assets, at value ....................................................   $  6,496,757     $ 12,444,515      $  8,292,020
                                                                               ================================================
   Shares outstanding ......................................................        479,631          869,651           521,292
                                                                               ================================================
   Net asset value and maximum offering price per share a ..................   $      13.55     $      14.31      $      15.91
                                                                               ================================================
CLASS C:

   Net assets, at value ....................................................   $110,913,830     $160,563,190      $145,218,123
                                                                               ================================================
   Shares outstanding ......................................................      8,266,316       11,382,000         9,133,785
                                                                               ================================================
   Net asset value and maximum offering price per share a ..................   $      13.42     $      14.11      $      15.90
                                                                               ================================================
CLASS R:

   Net assets, at value ....................................................   $ 25,475,664     $ 40,101,680      $ 36,757,079
                                                                               ================================================
   Shares outstanding ......................................................      1,879,630        2,799,972         2,293,785
                                                                               ================================================
   Net asset value and maximum offering price per share a ..................   $      13.55     $      14.32      $      16.02
                                                                               ================================================
ADVISOR CLASS:

   Net assets, at value ....................................................   $  3,536,346     $  9,698,812      $  9,917,320
                                                                               ================================================
   Shares outstanding ......................................................        260,555          675,647           612,689
                                                                               ================================================
   Net asset value and maximum offering price per share ....................   $      13.57     $      14.35      $      16.19
                                                                               ================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


54 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the year ended December 31, 2007

                                                                               ------------------------------------------------
                                                                                 FRANKLIN         FRANKLIN          FRANKLIN
                                                                                 TEMPLETON        TEMPLETON         TEMPLETON
                                                                               CONSERVATIVE       MODERATE           GROWTH
                                                                                TARGET FUND      TARGET FUND       TARGET FUND
                                                                               ------------------------------------------------
Investment income:
   Dividends from Underlying Funds (Note 6) ................................   $ 13,489,713     $ 22,044,564      $ 13,176,249
                                                                               ------------------------------------------------
Expenses:
   Asset allocation fees (Note 3a) .........................................        670,528        1,452,092         1,287,415
   Distribution fees: (Note 3c)
      Class A ..............................................................        545,250        1,105,821           901,577
      Class B ..............................................................         64,063          117,919            83,563
      Class C ..............................................................        902,315        1,474,745         1,351,870
      Class R ..............................................................         90,753          179,995           157,712
   Transfer agent fees (Note 3e) ...........................................        584,252        1,124,498         1,170,654
   Reports to shareholders .................................................         29,385           51,294            67,698
   Registration and filing fees ............................................        105,750          114,796           112,196
   Professional fees .......................................................         25,981           29,692            28,395
   Trustees' fees and expenses .............................................          1,505            2,925             2,459
   Other ...................................................................         10,680           16,058            14,564
                                                                               ------------------------------------------------
         Total expenses ....................................................      3,030,462        5,669,835         5,178,103
         Expenses waived/paid by affiliates (Note 3f) ......................       (607,423)      (1,186,267)       (1,344,539)
                                                                               ------------------------------------------------
             Net expenses ..................................................      2,423,039        4,483,568         3,833,564
                                                                               ------------------------------------------------
                Net investment income ......................................     11,066,674       17,560,996         9,342,685
                                                                               ------------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Sale of investments in Underlying Funds ..............................      2,250,342        6,510,400         4,373,363
      Realized gain distributions by Underlying Funds ......................     10,429,405       25,730,557        31,624,623
                                                                               ------------------------------------------------
                Net realized gain (loss) ...................................     12,679,747       32,240,957        35,997,986
                                                                               ------------------------------------------------
   Net change in unrealized appreciation (depreciation) on investments in
      Underlying Funds .....................................................      1,298,295        5,441,929         5,370,351
                                                                               ------------------------------------------------
Net realized and unrealized gain (loss) ....................................     13,978,042       37,682,886        41,368,337
                                                                               ------------------------------------------------
Net increase (decrease) in net assets resulting from operations ............   $ 25,044,716     $ 55,243,882      $ 50,711,022
                                                                               ================================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 55

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     --------------------------------------------------------------
                                                                          FRANKLIN TEMPLETON               FRANKLIN TEMPLETON
                                                                        CONSERVATIVE TARGET FUND          MODERATE TARGET FUND
                                                                     --------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                          2007           2006            2007            2006
                                                                     --------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ......................................   $  11,066,674   $   7,686,994   $  17,560,996   $  12,463,219
      Net realized gain (loss) from Underlying Funds .............      12,679,747       9,122,650      32,240,957      23,092,394
      Net change in unrealized appreciation (depreciation)
        on investments in Underlying Funds .......................       1,298,295       8,514,289       5,441,929      21,975,614
                                                                     --------------------------------------------------------------
            Net increase (decrease) in net assets resulting
             from operations .....................................      25,044,716      25,323,933      55,243,882      57,531,227
                                                                     --------------------------------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A .................................................      (7,827,189)     (5,841,842)    (13,678,690)    (10,307,386)
         Class B .................................................        (169,537)       (157,308)       (266,922)       (214,821)
         Class C .................................................      (2,738,556)     (1,799,408)     (3,504,431)     (2,582,448)
         Class R .................................................        (691,739)       (392,941)     (1,047,371)       (728,940)
         Advisor Class ...........................................        (114,381)        (50,554)       (289,700)       (186,986)
      Net realized gains:
         Class A .................................................      (5,708,542)     (3,318,674)    (16,900,630)     (6,318,031)
         Class B .................................................        (165,679)       (117,917)       (444,317)       (183,094)
         Class C .................................................      (2,453,393)     (1,314,610)     (5,720,106)     (2,177,152)
         Class R .................................................        (501,465)       (239,128)     (1,395,923)       (494,272)
         Advisor Class ...........................................         (82,400)        (27,311)       (335,235)       (106,561)
                                                                     --------------------------------------------------------------
   Total distributions to shareholders ...........................     (20,452,881)    (13,259,693)    (43,583,325)    (23,299,691)
                                                                     --------------------------------------------------------------
   Capital share transactions: (Note 2)
         Class A .................................................      53,837,470      24,368,768      81,959,202      61,461,304
         Class B .................................................         (45,467)        (57,283)        661,569         655,366
         Class C .................................................      33,874,823       9,679,370      23,513,166      14,184,310
         Class R .................................................      10,789,707        (299,909)      7,788,466        (742,059)
         Advisor Class ...........................................       1,808,846         932,606       2,488,553       2,870,008
                                                                     --------------------------------------------------------------
   Total capital share transactions ..............................     100,265,379      34,623,552     116,410,956      78,428,929
                                                                     --------------------------------------------------------------
   Redemption fees ...............................................           2,308           1,280           7,689           9,418
                                                                     --------------------------------------------------------------
            Net increase (decrease) in net assets ................     104,859,522      46,689,072     128,079,202     112,669,883
Net assets:
   Beginning of year .............................................     293,133,331     246,444,259     586,179,849     473,509,966
                                                                     --------------------------------------------------------------
   End of year ...................................................   $ 397,992,853   $ 293,133,331   $ 714,259,051   $ 586,179,849
                                                                     ==============================================================
Undistributed net investment income included in net assets:
   End of year ...................................................   $     221,449   $     116,913   $     431,170   $     247,487
                                                                     ==============================================================


56 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                     -------------------------------
                                                                                                           FRANKLIN TEMPLETON
                                                                                                           GROWTH TARGET FUND
                                                                                                     -------------------------------
                                                                                                         YEAR ENDED DECEMBER 31,
                                                                                                          2007             2006
                                                                                                     -------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ......................................................................   $   9,342,685    $   5,784,210
      Net realized gain (loss) from Underlying Funds .............................................      35,997,986       26,401,184
      Net change in unrealized appreciation (depreciation) on investments in Underlying Funds ....       5,370,351       21,414,539
                                                                                                     -------------------------------
            Net increase (decrease) in net assets resulting from operations ......................      50,711,022       53,599,933
                                                                                                     -------------------------------
   Distributions to shareholders from:
      Net investment income and short term gains received from Underlying Funds:
         Class A .................................................................................      (7,570,294)      (6,239,874)
         Class B .................................................................................        (126,683)        (121,718)
         Class C .................................................................................      (2,228,923)      (1,804,826)
         Class R .................................................................................        (666,373)        (471,530)
         Advisor Class ...........................................................................        (199,883)        (111,697)
      Net realized gains:
         Class A .................................................................................     (17,221,275)      (2,313,310)
         Class B .................................................................................        (393,145)         (59,985)
         Class C .................................................................................      (6,480,615)        (893,913)
         Class R .................................................................................      (1,546,719)        (190,290)
         Advisor Class ...........................................................................        (383,485)         (40,304)
                                                                                                     -------------------------------
   Total distributions to shareholders ...........................................................     (36,817,395)     (12,247,447)
                                                                                                     -------------------------------
   Capital share transactions: (Note 2)
         Class A .................................................................................      65,581,672       61,095,501
         Class B .................................................................................        (137,062)       1,006,265
         Class C .................................................................................      19,702,856       22,990,099
         Class R .................................................................................       9,979,926        4,438,592
         Advisor Class ...........................................................................       4,168,665        1,874,057
                                                                                                     -------------------------------
   Total capital share transactions ..............................................................      99,296,057       91,404,514
                                                                                                     -------------------------------
   Redemption fees ...............................................................................           3,636            2,778
                                                                                                     -------------------------------
            Net increase (decrease) in net assets ................................................     113,193,320      132,759,778
Net assets:
   Beginning of year .............................................................................     481,680,282      348,920,504
                                                                                                     -------------------------------
   End of year ...................................................................................   $ 594,873,602    $ 481,680,282
                                                                                                     ===============================
Undistributed net investment income included in net assets:
   End of year ...................................................................................   $     348,055    $     124,616
                                                                                                     ===============================


                                                             Annual Report |
 The accompanying notes are an integral part of these financial statements. | 57

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds. All funds included in this report (Funds) are diversified. The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


58 | Annual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                                              Annual Report | 59

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                                ----------------------------------------------------------------
                                                                      FRANKLIN TEMPLETON               FRANKLIN TEMPLETON
                                                                   CONSERVATIVE TARGET FUND           MODERATE TARGET FUND
                                                                ----------------------------------------------------------------
                                                                   SHARES           AMOUNT         SHARES            AMOUNT
                                                                ----------------------------------------------------------------
CLASS A SHARES:
Year ended December 31, 2007
   Shares sold ..............................................      7,078,140    $  97,213,137      10,075,503    $  146,783,957
   Shares issued in reinvestment of distributions ...........        917,963       12,445,343       2,072,310        29,756,594
   Shares redeemed ..........................................     (4,074,316)     (55,821,010)     (6,516,873)      (94,581,349)
                                                                ----------------------------------------------------------------
   Net increase (decrease) ..................................      3,921,787    $  53,837,470       5,630,940    $   81,959,202
                                                                ================================================================
Year ended December 31, 2006
   Shares sold ..............................................      5,267,663    $  69,031,910      10,849,703    $  148,283,203
   Shares issued in reinvestment of distributions ...........        640,735        8,396,683       1,172,063        16,165,554
   Shares redeemed ..........................................     (4,038,464)     (53,059,825)     (7,517,285)     (102,987,453)
                                                                ----------------------------------------------------------------
   Net increase (decrease) ..................................      1,869,934    $  24,368,768       4,504,481    $   61,461,304
                                                                ================================================================
CLASS B SHARES:
Year ended December 31, 2007
   Shares sold ..............................................         75,828    $   1,039,277         142,091    $    2,071,530
   Shares issued in reinvestment of distributions ...........         20,207          273,102          46,068           659,454
   Shares redeemed ..........................................        (99,759)      (1,357,846)       (142,774)       (2,069,415)
                                                                ----------------------------------------------------------------
   Net increase (decrease) ..................................         (3,724)   $     (45,467)         45,385    $      661,569
                                                                ================================================================
Year ended December 31, 2006
   Shares sold ..............................................        110,692    $   1,452,387         142,818    $    1,944,744
   Shares issued in reinvestment of distributions ...........         16,886          220,406          26,264           361,939
   Shares redeemed ..........................................       (132,378)      (1,730,076)       (121,066)       (1,651,317)
                                                                ----------------------------------------------------------------
   Net increase (decrease) ..................................         (4,800)   $     (57,283)         48,016    $      655,366
                                                                ================================================================
CLASS C SHARES:
Year ended December 31, 2007
   Shares sold ..............................................      3,221,426    $  43,702,669       2,656,444    $   38,027,015
   Shares issued in reinvestment of distributions ...........        334,604        4,481,670         590,251         8,334,505
   Shares redeemed ..........................................     (1,059,402)     (14,309,516)     (1,602,070)      (22,848,354)
                                                                ----------------------------------------------------------------
   Net increase (decrease) ..................................      2,496,628    $  33,874,823       1,644,625    $   23,513,166
                                                                ================================================================
Year ended December 31, 2006
   Shares sold ..............................................      1,635,650    $  21,224,273       2,668,477    $   35,908,726
   Shares issued in reinvestment of distributions ...........        211,590        2,743,017         316,236         4,298,696
   Shares redeemed ..........................................     (1,099,416)     (14,287,920)     (1,926,312)      (26,023,112)
                                                                ----------------------------------------------------------------
   Net increase (decrease) ..................................        747,824    $   9,679,370       1,058,401    $   14,184,310
                                                                ================================================================


60 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                ----------------------------------------------------------------
                                                                      FRANKLIN TEMPLETON               FRANKLIN TEMPLETON
                                                                   CONSERVATIVE TARGET FUND           MODERATE TARGET FUND
                                                                ----------------------------------------------------------------
                                                                   SHARES           AMOUNT         SHARES            AMOUNT
                                                                ----------------------------------------------------------------
CLASS R SHARES:
Year ended December 31, 2007
   Shares sold ..............................................      1,454,253    $  19,847,027       1,210,627    $   17,652,708
   Shares issued in reinvestment of distributions ...........         84,244        1,140,279         168,596         2,415,935
   Shares redeemed ..........................................       (748,379)     (10,197,599)       (844,179)      (12,280,177)
                                                                ----------------------------------------------------------------
   Net increase (decrease) ..................................        790,118    $  10,789,707         535,044    $    7,788,466
                                                                ================================================================
Year ended December 31, 2006
   Shares sold ..............................................        498,965    $   6,521,243         822,740    $   11,190,373
   Shares issued in reinvestment of distributions ...........         45,028          589,121          88,241         1,215,875
   Shares redeemed ..........................................       (564,684)      (7,410,273)       (964,370)      (13,148,307)
                                                                ----------------------------------------------------------------
   Net increase (decrease) ..................................        (20,691)   $    (299,909)        (53,389)   $     (742,059)
                                                                ================================================================
ADVISOR CLASS SHARES:
Year ended December 31, 2007
   Shares sold ..............................................        199,132    $   2,746,355         286,936    $    4,165,520
   Shares issued in reinvestment of distributions ...........         14,487          196,279          43,439           623,886
   Shares redeemed ..........................................        (82,760)      (1,133,788)       (158,634)       (2,300,853)
                                                                ----------------------------------------------------------------
   Net increase (decrease) ..................................        130,859    $   1,808,846         171,741    $    2,488,553
                                                                ================================================================
Year ended December 31, 2006
   Shares sold ..............................................         78,009    $   1,031,418         223,105    $    3,073,509
   Shares issued in reinvestment of distributions ...........          5,913           77,539          21,252           293,287
   Shares redeemed ..........................................        (13,415)        (176,351)        (36,372)         (496,788)
                                                                ----------------------------------------------------------------
   Net increase (decrease) ..................................         70,507    $     932,606         207,985    $    2,870,008
                                                                ================================================================

                                                                                                 -------------------------------
                                                                                                       FRANKLIN TEMPLETON
                                                                                                       GROWTH TARGET FUND
                                                                                                 -------------------------------
                                                                                                    SHARES           AMOUNT
                                                                                                 -------------------------------
CLASS A SHARES:
Year ended December 31, 2007
   Shares sold ..............................................................................       6,798,084    $  111,758,870
   Shares issued in reinvestment of distributions ...........................................       1,467,899        23,798,123
   Shares redeemed ..........................................................................      (4,286,644)      (69,975,321)
                                                                                                 -------------------------------
   Net increase (decrease) ..................................................................       3,979,339    $   65,581,672
                                                                                                 ===============================
Year ended December 31, 2006
   Shares sold ..............................................................................       7,423,548    $  111,016,449
   Shares issued in reinvestment of distributions ...........................................         531,377         8,217,362
   Shares redeemed ..........................................................................      (3,875,660)      (58,138,310)
                                                                                                 -------------------------------
   Net increase (decrease) ..................................................................       4,079,265    $   61,095,501
                                                                                                 ===============================


                                                              Annual Report | 61

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                                                 -------------------------------
                                                                                                       FRANKLIN TEMPLETON
                                                                                                       GROWTH TARGET FUND
                                                                                                 -------------------------------
                                                                                                    SHARES           AMOUNT
                                                                                                 -------------------------------
CLASS B SHARES:
Year ended December 31, 2007
   Shares sold ..............................................................................          42,490    $      697,796
   Shares issued in reinvestment of distributions ...........................................          31,417           501,388
   Shares redeemed ..........................................................................         (83,154)       (1,336,246)
                                                                                                 -------------------------------
   Net increase (decrease) ..................................................................          (9,247)   $     (137,062)
                                                                                                 ===============================
Year ended December 31, 2006
   Shares sold ..............................................................................         128,664    $    1,912,637
   Shares issued in reinvestment of distributions ...........................................          11,481           176,117
   Shares redeemed ..........................................................................         (72,608)       (1,082,489)
                                                                                                 -------------------------------
   Net increase (decrease) ..................................................................          67,537    $    1,006,265
                                                                                                 ===============================
CLASS C SHARES:
Year ended December 31, 2007
   Shares sold ..............................................................................       2,165,566    $   35,001,780
   Shares issued in reinvestment of distributions ...........................................         496,954         7,928,135
   Shares redeemed ..........................................................................      (1,438,748)      (23,227,059)
                                                                                                 -------------------------------
   Net increase (decrease) ..................................................................       1,223,772    $   19,702,856
                                                                                                 ===============================
Year ended December 31, 2006
   Shares sold ..............................................................................       2,499,951    $   37,039,870
   Shares issued in reinvestment of distributions ...........................................         159,704         2,451,217
   Shares redeemed ..........................................................................      (1,121,259)      (16,500,988)
                                                                                                 -------------------------------
   Net increase (decrease) ..................................................................       1,538,396    $   22,990,099
                                                                                                 ===============================
CLASS R SHARES:
Year ended December 31, 2007
   Shares sold ..............................................................................       1,107,656    $   18,148,876
   Shares issued in reinvestment of distributions ...........................................         136,113         2,188,209
   Shares redeemed ..........................................................................        (638,597)      (10,357,159)
                                                                                                 -------------------------------
   Net increase (decrease) ..................................................................         605,172    $    9,979,926
                                                                                                 ===============================
Year ended December 31, 2006
   Shares sold ..............................................................................         688,762    $   10,208,521
   Shares issued in reinvestment of distributions ...........................................          42,611           655,061
   Shares redeemed ..........................................................................        (431,068)       (6,424,990)
                                                                                                 -------------------------------
   Net increase (decrease) ..................................................................         300,305    $    4,438,592
                                                                                                 ===============================
ADVISOR CLASS SHARES:
Year ended December 31, 2007
   Shares sold ..............................................................................         301,327    $    4,948,640
   Shares issued in reinvestment of distributions ...........................................          35,509           576,489
   Shares redeemed ..........................................................................         (81,819)       (1,356,464)
                                                                                                 -------------------------------
   Net increase (decrease) ..................................................................         255,017    $    4,168,665
                                                                                                 ===============================
Year ended December 31, 2006
   Shares sold ..............................................................................         142,844    $    2,178,781
   Shares issued in reinvestment of distributions ...........................................           9,811           151,859
   Shares redeemed ..........................................................................         (30,528)         (456,583)
                                                                                                 -------------------------------
   Net increase (decrease) ..................................................................         122,127    $    1,874,057
                                                                                                 ===============================


62 | Annual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of certain of the Underlying Funds and of the following subsidiaries:

---------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
---------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                               Investment manager
Franklin Templeton Services, LLC (FT Services)                   Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)             Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...............................................................   0.25%
Class B ...............................................................   1.00%
Class C ...............................................................   1.00%
Class R ...............................................................   0.50%


                                                              Annual Report | 63

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                                        -----------------------------------------
                                                                          FRANKLIN      FRANKLIN       FRANKLIN
                                                                          TEMPLETON     TEMPLETON     TEMPLETON
                                                                        CONSERVATIVE    MODERATE        GROWTH
                                                                         TARGET FUND   TARGET FUND   TARGET FUND
                                                                        -----------------------------------------
Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ...................................................      $ 191,946     $ 366,491     $ 225,006
Contingent deferred sales charges retained ..........................      $  22,729     $  39,685     $  30,278

E. TRANSFER AGENT FEES

For the year ended December 31, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                                        -----------------------------------------
                                                                          FRANKLIN      FRANKLIN       FRANKLIN
                                                                          TEMPLETON     TEMPLETON     TEMPLETON
                                                                        CONSERVATIVE    MODERATE        GROWTH
                                                                         TARGET FUND   TARGET FUND   TARGET FUND
                                                                        -----------------------------------------
Transfer agent fees .................................................      $ 275,806     $ 559,563     $ 598,521

F. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers and Investor Services have agreed in advance to waive all or a portion of their fees and to assume payment of other expenses through April 30, 2009. Total expenses waived/paid are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. After April 30, 2009, Advisers may discontinue this waiver at any time upon notice to the Funds' Board of Trustees.

4. INCOME TAXES

The Funds have reviewed the tax positions taken on federal income tax returns, for each of the three open tax years and as of December 31, 2007 and have determined that no provision for income tax is required in the Funds' financial statements.

The tax character of distributions paid during the years ended December 31, 2007 and 2006, was as follows:

                                                    ----------------------------
                                                         FRANKLIN TEMPLETON
                                                      CONSERVATIVE TARGET FUND
                                                    ----------------------------
                                                        2007           2006
                                                    ----------------------------
Distributions paid from:
   Ordinary income ..............................   $ 11,724,151   $  8,475,271
   Long-term capital gain .......................      8,728,730      4,784,422
                                                    ----------------------------
                                                    $ 20,452,881   $ 13,259,693
                                                    ============================


64 | Annual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

                                                    ----------------------------
                                                         FRANKLIN TEMPLETON
                                                        MODERATE TARGET FUND
                                                    ----------------------------
                                                        2007           2006
                                                    ----------------------------
Distributions paid from:
   Ordinary income ..............................   $ 19,429,120   $ 14,143,400
   Long-term capital gain .......................     24,154,205      9,156,291
                                                    ----------------------------
                                                    $ 43,583,325   $ 23,299,691
                                                    ============================

                                                    ----------------------------
                                                         FRANKLIN TEMPLETON
                                                         GROWTH TARGET FUND
                                                    ----------------------------
                                                        2007           2006
                                                    ----------------------------
Distributions paid from:
   Ordinary income ..............................   $ 10,792,156   $  8,749,645
   Long-term capital gain .......................     26,025,239      3,497,802
                                                    ----------------------------
                                                    $ 36,817,395   $ 12,247,447
                                                    ============================

At December 31, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                                    ---------------------------------------------
                                                      FRANKLIN        FRANKLIN        FRANKLIN
                                                      TEMPLETON      TEMPLETON       TEMPLETON
                                                    CONSERVATIVE      MODERATE         GROWTH
                                                     TARGET FUND    TARGET FUND     TARGET FUND
                                                    ---------------------------------------------
Cost of investments .............................   $362,625,839   $ 625,429,278   $ 508,607,556
                                                    =============================================

Unrealized appreciation .........................   $ 36,939,731   $  92,831,092   $  94,056,159
Unrealized depreciation .........................     (2,538,886)     (5,260,001)     (4,883,428)
                                                    ---------------------------------------------
Net unrealized appreciation (depreciation) ......   $ 34,400,845   $  87,571,091   $  89,172,731
                                                    =============================================

Undistributed ordinary income ...................   $    221,449   $     431,170   $     348,055
Undistributed long term capital gains ...........      8,687,496      20,703,680      25,412,336
                                                    ---------------------------------------------
Distributable earnings ..........................   $  8,908,945   $  21,134,850   $  25,760,391
                                                    =============================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of short term capital gains distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.


                                                              Annual Report | 65

Franklin Templeton Fund Allocator Series

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2007, were as follows:

                                   ---------------------------------------------
                                     FRANKLIN        FRANKLIN        FRANKLIN
                                     TEMPLETON      TEMPLETON       TEMPLETON
                                   CONSERVATIVE      MODERATE         GROWTH
                                    TARGET FUND    TARGET FUND     TARGET FUND
                                   ---------------------------------------------
Purchases ......................   $ 97,915,566   $ 157,391,931   $ 154,525,504
Sales ..........................   $ 21,831,218   $  59,915,514   $  53,524,596

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At December 31, 2007, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

--------------------------------------------------------------------------------
NAME OF ISSUER                                                 % OF SHARES HELD
--------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Strategic Mortgage Portfolio .....................          8.69%
Franklin Global Real Estate Fund ..........................          5.94%

FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Global Real Estate Fund ..........................         13.73%
Franklin Strategic Mortgage Portfolio .....................         13.47%
Franklin Small Cap Growth Fund II .........................          7.30%
Franklin Growth Opportunities Fund ........................          7.11%
Franklin Total Return Fund ................................          5.03%

FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Global Real Estate Fund ..........................         16.58%
Franklin Small Cap Growth Fund II .........................          9.14%
Franklin Growth Opportunities Fund ........................          8.19%
Franklin Strategic Mortgage Portfolio .....................          5.07%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support


66 | Annual Report

Franklin Templeton Fund Allocator Series

7. REGULATORY AND LITIGATION MATTERS (CONTINUED)

payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 67

Franklin Templeton Fund Allocator Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the "Funds") at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in the Underlying Funds at December 31, 2007 by correspondence with the transfer agent of the Underlying Funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 20, 2008


68 | Annual Report

Franklin Templeton Fund Allocator Series

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2007:

                     -----------------------------------------
                       FRANKLIN      FRANKLIN      FRANKLIN
                      TEMPLETON      TEMPLETON     TEMPLETON
                     CONSERVATIVE    MODERATE       GROWTH
                     TARGET FUND    TARGET FUND   TARGET FUND
                     -----------------------------------------
                     $ 11,970,935   $30,307,863   $34,517,020

Under Section 871(k)(2)(C) of the Code, the funds designate the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2007:

                             ---------------------------
                               FRANKLIN      FRANKLIN
                               TEMPLETON     TEMPLETON
                             CONSERVATIVE    MODERATE
                              TARGET FUND   TARGET FUND
                             ---------------------------
                               $ 180,595     $ 641,469

Under Section 854(b)(2) of the the Code, the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2007:

                     -----------------------------------------
                       FRANKLIN      FRANKLIN      FRANKLIN
                      TEMPLETON      TEMPLETON     TEMPLETON
                     CONSERVATIVE    MODERATE       GROWTH
                     TARGET FUND    TARGET FUND   TARGET FUND
                     -----------------------------------------
                        6.12%          8.95%        20.08%

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2007:

                     -----------------------------------------
                       FRANKLIN      FRANKLIN      FRANKLIN
                      TEMPLETON      TEMPLETON     TEMPLETON
                     CONSERVATIVE    MODERATE       GROWTH
                     TARGET FUND    TARGET FUND   TARGET FUND
                     -----------------------------------------
                     $  1,755,068   $ 4,331,874   $ 5,296,016

In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.


                                                              Annual Report | 69

Franklin Templeton Fund Allocator Series

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)           Trustee           Since 1995           141                       Bar-S Foods (meat packing
One Franklin Parkway                                                                               company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)          Trustee           Since 2005           121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                   Trustee           Since April 2007     121                       Chevron Corporation (global
One Franklin Parkway                                                                               energy company) and ICO Global
San Mateo, CA 94403-1906                                                                           Communications (Holdings)
                                                                                                   Limited (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)           Trustee           Since 1998           141                       Hess Corporation (exploration
One Franklin Parkway                                                                               and refining of oil and gas),
San Mateo, CA 94403-1906                                                                           H.J. Heinz Company (processed
                                                                                                   foods and allied products), RTI
                                                                                                   International Metals, Inc.
                                                                                                   (manufacture and distribution of
                                                                                                   titanium), Canadian National
                                                                                                   Railway (railroad) and White
                                                                                                   Mountains Insurance Group, Ltd.
                                                                                                   (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


70 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)          Trustee           Since 1995           121                       Center for Creative Land
One Franklin Parkway                                                                               Recycling (brownfield
San Mateo, CA 94403-1906                                                                           redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)             Trustee           Since April 2007     141                       Hess Corporation (exploration
One Franklin Parkway                                                                               and refining of oil and gas) and
San Mateo, CA 94403-1906                                                                           Sentient Jet (private jet
                                                                                                   service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)          Trustee           Since April 2007     141                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)             Lead              Trustee since        121                       None
One Franklin Parkway              Independent       2006 and Lead
San Mateo, CA 94403-1906          Trustee           Independent
                                                    Trustee since
                                                    January 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)       Trustee and       Since 1995           141                       None
One Franklin Parkway              Chairman of
San Mateo, CA 94403-1906          the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 71

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)       Trustee           Since April 2007     92                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director,
Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)             Chief             Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway              Compliance        Officer since 2004
San Mateo, CA 94403-1906          Officer and       and Vice President
                                  Vice President    - AML Compliance
                                  - AML             since 2006
                                  Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)            Treasurer         Since 2004           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 28 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)           Senior Vice       Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.            President
Suite 2100                        and Chief
Fort Lauderdale, FL 33394-3091    Executive
                                  Officer -
                                  Finance and
                                  Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


72 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)              Vice President    Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)     President         President and        Not Applicable            Not Applicable
One Franklin Parkway              and Chief         Chief Executive
San Mateo, CA 94403-1906          Executive         Officer -
                                  Officer -         Investment
                                  Investment        Management
                                  Management        since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)          Vice President    Since 2006           Not Applicable            Not Applicable
One Franklin Parkway              and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)              Vice President    Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 73

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION          TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)            Chief Financial   Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.            Officer and
Suite 2100                        Chief
Fort Lauderdale, FL 33394-3091    Accounting
                                  Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.
(1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer, director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to December 31, 2007, Rupert H. Johnson, Jr. ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


74 | Annual Report

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 75

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN (R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund II 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio (R)  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
   Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity
   U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


12/07                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FAS A2007 02/08












                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                  DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                  Franklin Templeton
                                                  Corefolio Allocation Fund

                                                  Franklin Templeton
                                                  Founding Funds Allocation Fund

                                                  Franklin Templeton
                                                  Perspectives Allocation Fund

--------------------------------------------------------------------------------
       ANNUAL REPORT AND SHAREHOLDER LETTER              ASSET ALLOCATION
--------------------------------------------------------------------------------

                                                  WANT TO RECEIVE
                                                  THIS DOCUMENT
                                                  FASTER VIA EMAIL?
                FRANKLIN TEMPLETON
               FUND ALLOCATOR SERIES              Eligible shareholders can
                                                  sign up for eDelivery at
                                                  franklintempleton.com.
                                                  See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Economic and Market Overview ..............................................    3

Franklin Templeton Corefolio Allocation Fund ..............................    5

Franklin Templeton Founding Funds Allocation Fund .........................   14

Franklin Templeton Perspectives Allocation Fund ...........................   23

Financial Highlights and Statements of Investments ........................   32

Financial Statements ......................................................   49

Notes to Financial Statements .............................................   55

Report of Independent Registered Public Accounting Firm ...................   65

Tax Designation ...........................................................   66

Board Members and Officers ................................................   67

Shareholder Information ...................................................   72

Annual Report

Economic and Market Overview

During the 12 months ended December 31, 2007, the U.S. economy advanced at a moderate but uneven pace. After slow first quarter growth, gross domestic product (GDP) advanced solidly in the second quarter, supported by federal defense spending, accelerating exports and declining imports, and greater business spending. In the third quarter, growth accelerated despite a struggling housing market and the abrupt unraveling of the subprime mortgage market. The housing downturn affected the overall economy by fourth quarter 2007 when GDP growth decelerated as credit conditions worsened and consumer spending slowed.

Consumer confidence declined through period-end largely due to rising mortgage and fuel costs, falling home prices and a weaker job market. Oil prices were volatile and established a new record high in November, nearing $99 per barrel. For the 12 months ended December 31, 2007, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate. 1

Facing the prospect of slower economic growth, the Federal Reserve Board lowered the federal funds target rate to 4.25% from 5.25% during the period. As investors fled riskier, poorer-performing assets, U.S. Treasuries rallied and the 10-year Treasury note yield fell from 4.71% at the beginning of the period to 4.04% on December 31, 2007.

The global economy remained resilient despite elevated energy prices and widespread fears of contagion from the deteriorating U.S. housing situation. Consumer and corporate demand strength (particularly in China and other developing economies), generally favorable employment and accommodative monetary policies continued to underpin the current global expansionary period that began in 2002.

These factors also contributed to the strength of global equity markets during 2007. However, concerns about slower growth and declining asset quality surfaced in the first quarter. Initially centered on the U.S. subprime mortgage

1. Source: Bureau of Labor Statistics.


                                                               Annual Report | 3
market, they spread in August to global capital markets. Difficulties in assessing risk and the value of collateral in the structured finance industry contributed to declining risk appetite among lenders and investors. The private equity industry, which relies on the availability of cheap credit, played a pivotal role in several large and high-profile acquisitions, helped boost merger and acquisition activity in the first half of 2007, and was an important driver of equity performance. A second-half tightening of liquidity led to slower deal activity and weighed on market performance. However, in 2007, global merger and acquisition activity still reached record levels.

To alleviate the credit crunch and restore investor confidence, the world's major central banks infused capital into the system. However, credit and equity markets continued to face headwinds as write-downs and losses from subprime mortgage financing affected many large financial institutions toward the end of the year, and equity prices remained volatile. For the year, however, global and non-U.S. equity markets registered the fifth consecutive year of double-digit total returns. Broad-based stock performance by European and Asian shares at least doubled that of U.S. stocks, while emerging market equity returns more than tripled those in developed markets. In addition, U.S. dollar weakness versus the currencies of many major trading partners enhanced equity returns for U.S.-based investors holding stocks denominated in these currencies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


4 | Annual Report

Franklin Templeton Corefolio
Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Capital Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Templeton Corefolio Allocation Fund covers the fiscal year ended December 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Corefolio Allocation Fund - Class A posted a +5.20% cumulative total return for the 12 months under review. The Fund underper-formed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark's total return was +6.51%. 1 You can find other performance data in the Performance Summary beginning on page 7.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Capital Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 25% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 75% and MSCI World Index 25%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 37.


                                                               Annual Report | 5

ASSET ALLOCATION*

Franklin Templeton Corefolio Allocation Fund Based on Total Net
Assets as of 12/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Domestic Equity                                   75.3%
Foreign Equity                                    24.6%
Short-Term Investments & Other Net Assets          0.1%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the fiscal year under review, the Fund's performance benefited most from Franklin Capital Growth Fund - Advisor Class and Franklin Growth Fund - Advisor Class. Mutual Shares Fund - Class Z and Templeton Growth Fund - Advisor Class produced positive results but underperformed the Fund's hybrid benchmark index.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]
                  /s/ T. Anthony Coffey

                  T. Anthony Coffey, CFA
                  Vice President of Franklin Advisers Inc.
                  Franklin Templeton Corefolio Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

Performance Summary as of 12/31/07

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FTCOX)                            CHANGE   12/31/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$ 0.13   $  14.22   $  14.09
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                        $ 0.1717
--------------------------------------------------------------------------------
Short-Term Capital Gain                $ 0.0107
--------------------------------------------------------------------------------
Long-Term Capital Gain                 $ 0.4084
--------------------------------------------------------------------------------
             TOTAL                     $ 0.5908
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBCOX)                            CHANGE   12/31/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$ 0.13   $  14.12   $  13.99
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                        $ 0.0678
--------------------------------------------------------------------------------
Short-Term Capital Gain                $ 0.0107
--------------------------------------------------------------------------------
Long-Term Capital Gain                 $ 0.4084
--------------------------------------------------------------------------------
             TOTAL                     $ 0.4869
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FTCLX)                            CHANGE   12/31/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$ 0.12   $  14.08   $  13.96
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                        $ 0.0777
--------------------------------------------------------------------------------
Short-Term Capital Gain                $ 0.0107
--------------------------------------------------------------------------------
Long-Term Capital Gain                 $ 0.4084
--------------------------------------------------------------------------------
             TOTAL                     $ 0.4968
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                              CHANGE   12/31/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$ 0.13   $  14.20   $  14.07
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                        $ 0.1444
--------------------------------------------------------------------------------
Short-Term Capital Gain                $ 0.0107
--------------------------------------------------------------------------------
Long-Term Capital Gain                 $ 0.4084
--------------------------------------------------------------------------------
             TOTAL                     $ 0.5635
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                        CHANGE   12/31/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$ 0.13   $  14.25   $  14.12
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                        $ 0.2194
--------------------------------------------------------------------------------
Short-Term Capital Gain                $ 0.0107
--------------------------------------------------------------------------------
Long-Term Capital Gain                 $ 0.4084
--------------------------------------------------------------------------------
             TOTAL                     $ 0.6385
--------------------------------------------------------------------------------


                                                               Annual Report | 7

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------
CLASS A                                                 1-YEAR     3-YEAR   INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                +5.20%    +29.29%         +60.18%
------------------------------------------------------------------------------------------------
Average Annual Total Return 3                            -0.85%     +6.82%          +9.87%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                          $ 9,915    $12,189         $15,097
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------
      Without Waiver                           1.40%
------------------------------------------------------------------------------------------------
      With Waiver                              1.25%
------------------------------------------------------------------------------------------------
CLASS B                                                 1-YEAR     3-YEAR   INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                +4.49%    +26.74%         +55.48%
------------------------------------------------------------------------------------------------
Average Annual Total Return 3                            +0.49%     +7.36%         +10.28%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                          $10,049    $12,374         $15,348
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------
      Without Waiver                           2.05%
------------------------------------------------------------------------------------------------
      With Waiver                              1.90%
------------------------------------------------------------------------------------------------
CLASS C                                                 1-YEAR     3-YEAR   INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                +4.50%    +26.83%         +55.45%
------------------------------------------------------------------------------------------------
Average Annual Total Return 3                            +3.50%     +8.25%         +10.60%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                          $10,350    $12,683         $15,545
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------
      Without Waiver                           2.04%
------------------------------------------------------------------------------------------------
      With Waiver                              1.89%
------------------------------------------------------------------------------------------------
CLASS R                                                 1-YEAR     3-YEAR   INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                +5.02%    +28.64%         +59.05%
------------------------------------------------------------------------------------------------
Average Annual Total Return 3                            +5.02%     +8.76%         +11.18%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                          $10,502    $12,864         $15,905
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------
      Without Waiver                           1.55%
------------------------------------------------------------------------------------------------
      With Waiver                              1.40%
------------------------------------------------------------------------------------------------
ADVISOR CLASS                                           1-YEAR     3-YEAR   INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                +5.53%    +30.52%         +62.26%
------------------------------------------------------------------------------------------------
Average Annual Total Return 3                            +5.53%     +9.28%         +11.69%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                          $10,553    $13,052         $16,226
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------
      Without Waiver                           1.05%
------------------------------------------------------------------------------------------------
      With Waiver                              0.90%
------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (8/15/03-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FT Corefolio
   DATE      Allocation Fund   S&P 500 6   MSCI World Index 6
8/15/2003        $  9,425       $ 10,000        $ 10,000
8/31/2003        $  9,491       $ 10,101        $ 10,113
9/30/2003        $  9,369       $  9,993        $ 10,177
10/31/2003       $  9,783       $ 10,559        $ 10,783
11/30/2003       $  9,962       $ 10,652        $ 10,950
12/31/2003       $ 10,457       $ 11,210        $ 11,639
1/31/2004        $ 10,600       $ 11,416        $ 11,829
2/29/2004        $ 10,770       $ 11,575        $ 12,031
3/31/2004        $ 10,637       $ 11,400        $ 11,956
4/30/2004        $ 10,533       $ 11,221        $ 11,718
5/31/2004        $ 10,618       $ 11,375        $ 11,832
6/30/2004        $ 10,884       $ 11,596        $ 12,080
7/31/2004        $ 10,448       $ 11,212        $ 11,689
8/31/2004        $ 10,429       $ 11,258        $ 11,745
9/30/2004        $ 10,600       $ 11,380        $ 11,971
10/31/2004       $ 10,770       $ 11,554        $ 12,267
11/30/2004       $ 11,292       $ 12,021        $ 12,917
12/31/2004       $ 11,677       $ 12,430        $ 13,414
1/31/2005        $ 11,333       $ 12,127        $ 13,114
2/28/2005        $ 11,591       $ 12,382        $ 13,536
3/31/2005        $ 11,439       $ 12,163        $ 13,280
4/30/2005        $ 11,237       $ 11,932        $ 12,999
5/31/2005        $ 11,526       $ 12,312        $ 13,239
6/30/2005        $ 11,546       $ 12,330        $ 13,360
7/31/2005        $ 11,951       $ 12,788        $ 13,830
8/31/2005        $ 11,951       $ 12,671        $ 13,940
9/30/2005        $ 12,067       $ 12,774        $ 14,306
10/31/2005       $ 11,845       $ 12,561        $ 13,962
11/30/2005       $ 12,260       $ 13,036        $ 14,435
12/31/2005       $ 12,452       $ 13,041        $ 14,758
1/31/2006        $ 12,756       $ 13,386        $ 15,420
2/28/2006        $ 12,824       $ 13,422        $ 15,404
3/31/2006        $ 13,089       $ 13,589        $ 15,749
4/30/2006        $ 13,268       $ 13,772        $ 16,236
5/31/2006        $ 12,920       $ 13,375        $ 15,696
6/30/2006        $ 12,901       $ 13,394        $ 15,698
7/31/2006        $ 12,851       $ 13,476        $ 15,799
8/31/2006        $ 13,169       $ 13,797        $ 16,217
9/30/2006        $ 13,427       $ 14,152        $ 16,415
10/31/2006       $ 13,875       $ 14,614        $ 17,021
11/30/2006       $ 14,183       $ 14,891        $ 17,447
12/31/2006       $ 14,350       $ 15,100        $ 17,806
1/31/2007        $ 14,625       $ 15,329        $ 18,020
2/28/2007        $ 14,412       $ 15,029        $ 17,934
3/31/2007        $ 14,549       $ 15,197        $ 18,270
4/30/2007        $ 15,130       $ 15,870        $ 19,086
5/31/2007        $ 15,648       $ 16,424        $ 19,640
6/30/2007        $ 15,534       $ 16,151        $ 19,495
7/31/2007        $ 15,078       $ 15,650        $ 19,067
8/31/2007        $ 15,109       $ 15,885        $ 19,061
9/30/2007        $ 15,565       $ 16,479        $ 19,974
10/31/2007       $ 15,969       $ 16,741        $ 20,591
11/30/2007       $ 15,379       $ 16,041        $ 19,759
12/31/2007       $ 15,097       $ 15,930        $ 19,510

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS A                              12/31/07
----------------------------------------------
1-Year                                 -0.85%
----------------------------------------------
3-Year                                 +6.82%
----------------------------------------------
Since Inception (8/15/03)              +9.87%
----------------------------------------------

CLASS B (8/15/03-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FT Corefolio
   DATE      Allocation Fund   S&P 500 6   MSCI World Index 6
8/15/2003        $ 10,000       $ 10,000        $ 10,000
8/31/2003        $ 10,070       $ 10,101        $ 10,113
9/30/2003        $  9,930       $  9,993        $ 10,177
10/31/2003       $ 10,360       $ 10,559        $ 10,783
11/30/2003       $ 10,550       $ 10,652        $ 10,950
12/31/2003       $ 11,062       $ 11,210        $ 11,639
1/31/2004        $ 11,203       $ 11,416        $ 11,829
2/29/2004        $ 11,374       $ 11,575        $ 12,031
3/31/2004        $ 11,223       $ 11,400        $ 11,956
4/30/2004        $ 11,113       $ 11,221        $ 11,718
5/31/2004        $ 11,193       $ 11,375        $ 11,832
6/30/2004        $ 11,474       $ 11,596        $ 12,080
7/31/2004        $ 11,002       $ 11,212        $ 11,689
8/31/2004        $ 10,982       $ 11,258        $ 11,745
9/30/2004        $ 11,143       $ 11,380        $ 11,971
10/31/2004       $ 11,324       $ 11,554        $ 12,267
11/30/2004       $ 11,866       $ 12,021        $ 12,917
12/31/2004       $ 12,268       $ 12,430        $ 13,414
1/31/2005        $ 11,893       $ 12,127        $ 13,114
2/28/2005        $ 12,156       $ 12,382        $ 13,536
3/31/2005        $ 11,996       $ 12,163        $ 13,280
4/30/2005        $ 11,781       $ 11,932        $ 12,999
5/31/2005        $ 12,077       $ 12,312        $ 13,239
6/30/2005        $ 12,087       $ 12,330        $ 13,360
7/31/2005        $ 12,506       $ 12,788        $ 13,830
8/31/2005        $ 12,496       $ 12,671        $ 13,940
9/30/2005        $ 12,608       $ 12,774        $ 14,306
10/31/2005       $ 12,373       $ 12,561        $ 13,962
11/30/2005       $ 12,802       $ 13,036        $ 14,435
12/31/2005       $ 12,990       $ 13,041        $ 14,758
1/31/2006        $ 13,309       $ 13,386        $ 15,420
2/28/2006        $ 13,360       $ 13,422        $ 15,404
3/31/2006        $ 13,639       $ 13,589        $ 15,749
4/30/2006        $ 13,817       $ 13,772        $ 16,236
5/31/2006        $ 13,441       $ 13,375        $ 15,696
6/30/2006        $ 13,420       $ 13,394        $ 15,698
7/31/2006        $ 13,357       $ 13,476        $ 15,799
8/31/2006        $ 13,681       $ 13,797        $ 16,217
9/30/2006        $ 13,942       $ 14,152        $ 16,415
10/31/2006       $ 14,401       $ 14,614        $ 17,021
11/30/2006       $ 14,715       $ 14,891        $ 17,447
12/31/2006       $ 14,879       $ 15,100        $ 17,806
1/31/2007        $ 15,156       $ 15,329        $ 18,020
2/28/2007        $ 14,922       $ 15,029        $ 17,934
3/31/2007        $ 15,055       $ 15,197        $ 18,270
4/30/2007        $ 15,650       $ 15,870        $ 19,086
5/31/2007        $ 16,181       $ 16,424        $ 19,640
6/30/2007        $ 16,051       $ 16,151        $ 19,495
7/31/2007        $ 15,564       $ 15,650        $ 19,067
8/31/2007        $ 15,596       $ 15,885        $ 19,061
9/30/2007        $ 16,062       $ 16,479        $ 19,974
10/31/2007       $ 16,462       $ 16,741        $ 20,591
11/30/2007       $ 15,845       $ 16,041        $ 19,759
12/31/2007       $ 15,348       $ 15,930        $ 19,510

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS B                              12/31/07
----------------------------------------------
1-Year                                 +0.49%
----------------------------------------------
3-Year                                 +7.36%
----------------------------------------------
Since Inception (8/15/03)             +10.28%
----------------------------------------------


                                                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS C                              12/31/07
----------------------------------------------
1-Year                                 +3.50%
----------------------------------------------
3-Year                                 +8.25%
----------------------------------------------
Since Inception (8/15/03)             +10.60%
----------------------------------------------

CLASS C (8/15/03-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FT Corefolio
   DATE      Allocation Fund   S&P 500 6   MSCI World Index 6
8/15/2003        $ 10,000       $ 10,000        $ 10,000
8/31/2003        $ 10,070       $ 10,101        $ 10,113
9/30/2003        $  9,930       $  9,993        $ 10,177
10/31/2003       $ 10,360       $ 10,559        $ 10,783
11/30/2003       $ 10,540       $ 10,652        $ 10,950
12/31/2003       $ 11,054       $ 11,210        $ 11,639
1/31/2004        $ 11,194       $ 11,416        $ 11,829
2/29/2004        $ 11,365       $ 11,575        $ 12,031
3/31/2004        $ 11,215       $ 11,400        $ 11,956
4/30/2004        $ 11,104       $ 11,221        $ 11,718
5/31/2004        $ 11,194       $ 11,375        $ 11,832
6/30/2004        $ 11,466       $ 11,596        $ 12,080
7/31/2004        $ 10,993       $ 11,212        $ 11,689
8/31/2004        $ 10,973       $ 11,258        $ 11,745
9/30/2004        $ 11,144       $ 11,380        $ 11,971
10/31/2004       $ 11,315       $ 11,554        $ 12,267
11/30/2004       $ 11,858       $ 12,021        $ 12,917
12/31/2004       $ 12,256       $ 12,430        $ 13,414
1/31/2005        $ 11,892       $ 12,127        $ 13,114
2/28/2005        $ 12,155       $ 12,382        $ 13,536
3/31/2005        $ 11,995       $ 12,163        $ 13,280
4/30/2005        $ 11,770       $ 11,932        $ 12,999
5/31/2005        $ 12,066       $ 12,312        $ 13,239
6/30/2005        $ 12,087       $ 12,330        $ 13,360
7/31/2005        $ 12,495       $ 12,788        $ 13,830
8/31/2005        $ 12,495       $ 12,671        $ 13,940
9/30/2005        $ 12,597       $ 12,774        $ 14,306
10/31/2005       $ 12,362       $ 12,561        $ 13,962
11/30/2005       $ 12,801       $ 13,036        $ 14,435
12/31/2005       $ 12,994       $ 13,041        $ 14,758
1/31/2006        $ 13,303       $ 13,386        $ 15,420
2/28/2006        $ 13,365       $ 13,422        $ 15,404
3/31/2006        $ 13,634       $ 13,589        $ 15,749
4/30/2006        $ 13,811       $ 13,772        $ 16,236
5/31/2006        $ 13,435       $ 13,375        $ 15,696
6/30/2006        $ 13,414       $ 13,394        $ 15,698
7/31/2006        $ 13,351       $ 13,476        $ 15,799
8/31/2006        $ 13,675       $ 13,797        $ 16,217
9/30/2006        $ 13,937       $ 14,152        $ 16,415
10/31/2006       $ 14,397       $ 14,614        $ 17,021
11/30/2006       $ 14,710       $ 14,891        $ 17,447
12/31/2006       $ 14,875       $ 15,100        $ 17,806
1/31/2007        $ 15,152       $ 15,329        $ 18,020
2/28/2007        $ 14,918       $ 15,029        $ 17,934
3/31/2007        $ 15,051       $ 15,197        $ 18,270
4/30/2007        $ 15,648       $ 15,870        $ 19,086
5/31/2007        $ 16,179       $ 16,424        $ 19,640
6/30/2007        $ 16,038       $ 16,151        $ 19,495
7/31/2007        $ 15,561       $ 15,650        $ 19,067
8/31/2007        $ 15,593       $ 15,885        $ 19,061
9/30/2007        $ 16,060       $ 16,479        $ 19,974
10/31/2007       $ 16,461       $ 16,741        $ 20,591
11/30/2007       $ 15,843       $ 16,041        $ 19,759
12/31/2007       $ 15,545       $ 15,930        $ 19,510

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS R                              12/31/07
----------------------------------------------
1-Year                                 +5.02%
----------------------------------------------
3-Year                                 +8.76%
----------------------------------------------
Since Inception (8/15/03)             +11.18%
----------------------------------------------

CLASS R (8/15/03-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FT Corefolio
   DATE      Allocation Fund   S&P 500 6   MSCI World Index 6
8/15/2003        $ 10,000       $ 10,000        $ 10,000
8/31/2003        $ 10,070       $ 10,101        $ 10,113
9/30/2003        $  9,940       $  9,993        $ 10,177
10/31/2003       $ 10,380       $ 10,559        $ 10,783
11/30/2003       $ 10,570       $ 10,652        $ 10,950
12/31/2003       $ 11,096       $ 11,210        $ 11,639
1/31/2004        $ 11,236       $ 11,416        $ 11,829
2/29/2004        $ 11,417       $ 11,575        $ 12,031
3/31/2004        $ 11,267       $ 11,400        $ 11,956
4/30/2004        $ 11,156       $ 11,221        $ 11,718
5/31/2004        $ 11,246       $ 11,375        $ 11,832
6/30/2004        $ 11,528       $ 11,596        $ 12,080
7/31/2004        $ 11,065       $ 11,212        $ 11,689
8/31/2004        $ 11,045       $ 11,258        $ 11,745
9/30/2004        $ 11,216       $ 11,380        $ 11,971
10/31/2004       $ 11,397       $ 11,554        $ 12,267
11/30/2004       $ 11,951       $ 12,021        $ 12,917
12/31/2004       $ 12,363       $ 12,430        $ 13,414
1/31/2005        $ 11,998       $ 12,127        $ 13,114
2/28/2005        $ 12,262       $ 12,382        $ 13,536
3/31/2005        $ 12,111       $ 12,163        $ 13,280
4/30/2005        $ 11,886       $ 11,932        $ 12,999
5/31/2005        $ 12,193       $ 12,312        $ 13,239
6/30/2005        $ 12,213       $ 12,330        $ 13,360
7/31/2005        $ 12,633       $ 12,788        $ 13,830
8/31/2005        $ 12,633       $ 12,671        $ 13,940
9/30/2005        $ 12,756       $ 12,774        $ 14,306
10/31/2005       $ 12,520       $ 12,561        $ 13,962
11/30/2005       $ 12,971       $ 13,036        $ 14,435
12/31/2005       $ 13,158       $ 13,041        $ 14,758
1/31/2006        $ 13,479       $ 13,386        $ 15,420
2/28/2006        $ 13,552       $ 13,422        $ 15,404
3/31/2006        $ 13,832       $ 13,589        $ 15,749
4/30/2006        $ 14,022       $ 13,772        $ 16,236
5/31/2006        $ 13,643       $ 13,375        $ 15,696
6/30/2006        $ 13,622       $ 13,394        $ 15,698
7/31/2006        $ 13,569       $ 13,476        $ 15,799
8/31/2006        $ 13,906       $ 13,797        $ 16,217
9/30/2006        $ 14,169       $ 14,152        $ 16,415
10/31/2006       $ 14,642       $ 14,614        $ 17,021
11/30/2006       $ 14,969       $ 14,891        $ 17,447
12/31/2006       $ 15,145       $ 15,100        $ 17,806
1/31/2007        $ 15,435       $ 15,329        $ 18,020
2/28/2007        $ 15,199       $ 15,029        $ 17,934
3/31/2007        $ 15,344       $ 15,197        $ 18,270
4/30/2007        $ 15,958       $ 15,870        $ 19,086
5/31/2007        $ 16,505       $ 16,424        $ 19,640
6/30/2007        $ 16,374       $ 16,151        $ 19,495
7/31/2007        $ 15,892       $ 15,650        $ 19,067
8/31/2007        $ 15,925       $ 15,885        $ 19,061
9/30/2007        $ 16,407       $ 16,479        $ 19,974
10/31/2007       $ 16,823       $ 16,741        $ 20,591
11/30/2007       $ 16,199       $ 16,041        $ 19,759
12/31/2007       $ 15,905       $ 15,930        $ 19,510


10 | Annual Report

ADVISOR CLASS (8/15/03-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FT Corefolio
   DATE      Allocation Fund   S&P 500 6   MSCI World Index 6
8/15/2003        $ 10,000       $ 10,000        $ 10,000
8/31/2003        $ 10,070       $ 10,101        $ 10,113
9/30/2003        $  9,940       $  9,993        $ 10,177
10/31/2003       $ 10,380       $ 10,559        $ 10,783
11/30/2003       $ 10,580       $ 10,652        $ 10,950
12/31/2003       $ 11,102       $ 11,210        $ 11,639
1/31/2004        $ 11,253       $ 11,416        $ 11,829
2/29/2004        $ 11,434       $ 11,575        $ 12,031
3/31/2004        $ 11,293       $ 11,400        $ 11,956
4/30/2004        $ 11,193       $ 11,221        $ 11,718
5/31/2004        $ 11,273       $ 11,375        $ 11,832
6/30/2004        $ 11,565       $ 11,596        $ 12,080
7/31/2004        $ 11,092       $ 11,212        $ 11,689
8/31/2004        $ 11,082       $ 11,258        $ 11,745
9/30/2004        $ 11,263       $ 11,380        $ 11,971
10/31/2004       $ 11,444       $ 11,554        $ 12,267
11/30/2004       $ 12,008       $ 12,021        $ 12,917
12/31/2004       $ 12,432       $ 12,430        $ 13,414
1/31/2005        $ 12,066       $ 12,127        $ 13,114
2/28/2005        $ 12,341       $ 12,382        $ 13,536
3/31/2005        $ 12,190       $ 12,163        $ 13,280
4/30/2005        $ 11,974       $ 11,932        $ 12,999
5/31/2005        $ 12,282       $ 12,312        $ 13,239
6/30/2005        $ 12,313       $ 12,330        $ 13,360
7/31/2005        $ 12,734       $ 12,788        $ 13,830
8/31/2005        $ 12,744       $ 12,671        $ 13,940
9/30/2005        $ 12,867       $ 12,774        $ 14,306
10/31/2005       $ 12,631       $ 12,561        $ 13,962
11/30/2005       $ 13,083       $ 13,036        $ 14,435
12/31/2005       $ 13,294       $ 13,041        $ 14,758
1/31/2006        $ 13,618       $ 13,386        $ 15,420
2/28/2006        $ 13,691       $ 13,422        $ 15,404
3/31/2006        $ 13,995       $ 13,589        $ 15,749
4/30/2006        $ 14,186       $ 13,772        $ 16,236
5/31/2006        $ 13,804       $ 13,375        $ 15,696
6/30/2006        $ 13,794       $ 13,394        $ 15,698
7/31/2006        $ 13,741       $ 13,476        $ 15,799
8/31/2006        $ 14,090       $ 13,797        $ 16,217
9/30/2006        $ 14,366       $ 14,152        $ 16,415
10/31/2006       $ 14,853       $ 14,614        $ 17,021
11/30/2006       $ 15,192       $ 14,891        $ 17,447
12/31/2006       $ 15,376       $ 15,100        $ 17,806
1/31/2007        $ 15,680       $ 15,329        $ 18,020
2/28/2007        $ 15,452       $ 15,029        $ 17,934
3/31/2007        $ 15,599       $ 15,197        $ 18,270
4/30/2007        $ 16,220       $ 15,870        $ 19,086
5/31/2007        $ 16,796       $ 16,424        $ 19,640
6/30/2007        $ 16,663       $ 16,151        $ 19,495
7/31/2007        $ 16,186       $ 15,650        $ 19,067
8/31/2007        $ 16,220       $ 15,885        $ 19,061
9/30/2007        $ 16,718       $ 16,479        $ 19,974
10/31/2007       $ 17,150       $ 16,741        $ 20,591
11/30/2007       $ 16,519       $ 16,041        $ 19,759
12/31/2007       $ 16,226       $ 15,930        $ 19,510

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
ADVISOR CLASS                        12/31/07
----------------------------------------------
1-Year                                 +5.53%
----------------------------------------------
3-Year                                 +9.28%
----------------------------------------------
Since Inception (8/15/03)             +11.69%
----------------------------------------------

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. INVESTING IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS, INVOLVES SPECIAL CONSIDERATIONS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. If the administrator had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


                                                              Annual Report | 11

Your Fund's Expenses

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 7/1/07      VALUE 12/31/07   PERIOD* 7/1/07-12/31/07
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $  971.90             $2.44
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,022.74             $2.50
--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $  968.70             $5.86
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,019.26             $6.01
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $  969.20             $5.81
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,019.31             $5.96
--------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $  971.30             $3.38
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,021.78             $3.47
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $  973.80             $0.90
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,024.30             $0.92
--------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.49%; B: 1.18%; C: 1.17%; R: 0.68%; and Advisor: 0.18%),
multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                              Annual Report | 13

Franklin Templeton Founding Funds
Allocation Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton Founding Funds Allocation Fund's principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Templeton Founding Funds Allocation Fund covers the fiscal year ended December 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Founding Funds Allocation Fund - Class A posted a +3.12% cumulative total return for the 12 months under review. The Fund underperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark's total return was +6.83%. 1 You can find other performance data in the Performance Summary beginning on page 16.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 43.


14 | Annual Report

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the fiscal year under review, Franklin Income Fund - Advisor Class, Mutual Shares Fund - Class Z and Templeton Growth Fund -Advisor Class produced positive results, but underperformed the Fund's hybrid benchmark index.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ T. Anthony Coffey

                  T. Anthony Coffey, CFA
                  Vice President of Franklin Advisers, Inc.
                  Franklin Templeton Founding Funds Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

ASSET ALLOCATION*

Franklin Templeton Founding Funds
Allocation Fund
Based on Total Net Assets as of 12/31/07

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Domestic Hybrid                                    33.5%
Foreign Equity                                     33.2%
Domestic Equity                                    33.2%
Short-Term Investments & Other Net Assets           0.1%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.


                                                              Annual Report | 15

Performance Summary as of 12/31/07

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FFALX)                            CHANGE   12/31/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.48     $13.50     $13.98
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.4429
--------------------------------------------------------------------------------
Short-Term Capital Gain                  $0.0014
--------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.4664
--------------------------------------------------------------------------------
   TOTAL                                 $0.9107
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FFABX)                            CHANGE   12/31/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.48     $13.45     $13.93
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.3368
--------------------------------------------------------------------------------
Short-Term Capital Gain                  $0.0014
--------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.4664
--------------------------------------------------------------------------------
   TOTAL                                 $0.8046
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FFACX)                            CHANGE   12/31/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.49     $13.29     $13.78
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.3581
--------------------------------------------------------------------------------
Short-Term Capital Gain                  $0.0014
--------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.4664
--------------------------------------------------------------------------------
   TOTAL                                 $0.8259
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FFARX)                            CHANGE   12/31/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.48     $13.50     $13.98
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.4158
--------------------------------------------------------------------------------
Short-Term Capital Gain                  $0.0014
--------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.4664
--------------------------------------------------------------------------------
   TOTAL                                 $0.8836
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FFAAX)                      CHANGE   12/31/07   12/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.47     $13.58     $14.05
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.4854
--------------------------------------------------------------------------------
Short-Term Capital Gain                  $0.0014
--------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.4664
--------------------------------------------------------------------------------
   TOTAL                                 $0.9532
--------------------------------------------------------------------------------


16 | Annual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------
CLASS A                                            1-YEAR     3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------------------
Cumulative Total Return 2                           +3.12%    +30.83%                +65.81%
--------------------------------------------------------------------------------------------
Average Annual Total Return 3                       -2.79%     +7.23%                +10.74%
--------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                      $9,721    $12,330                $15,628
--------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------
     Without Waiver                      1.27%
--------------------------------------------------------------------------------------------
     With Waiver                         1.20%
--------------------------------------------------------------------------------------------
CLASS B                                            1-YEAR     3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------------------
Cumulative Total Return 2                           +2.36%    +28.09%                +61.08%
--------------------------------------------------------------------------------------------
Average Annual Total Return 3                       -1.51%     +7.75%                +11.19%
--------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                      $9,849    $12,509                $15,908
--------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------
     Without Waiver                      1.92%
--------------------------------------------------------------------------------------------
     With Waiver                         1.85%
--------------------------------------------------------------------------------------------
CLASS C                                            1-YEAR     3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------------------
Cumulative Total Return 2                           +2.47%    +28.26%                +61.16%
--------------------------------------------------------------------------------------------
Average Annual Total Return 3                       +1.50%     +8.65%                +11.52%
--------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                     $10,150    $12,826                $16,116
--------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------
     Without Waiver                      1.92%
--------------------------------------------------------------------------------------------
     With Waiver                         1.85%
--------------------------------------------------------------------------------------------
CLASS R                                            1-YEAR     3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------------------
Cumulative Total Return 2                           +2.92%    +30.13%                +64.85%
--------------------------------------------------------------------------------------------
Average Annual Total Return 3                       +2.92%     +9.18%                +12.10%
--------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                     $10,292    $13,013                $16,485
--------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------
     Without Waiver                      1.42%
--------------------------------------------------------------------------------------------
     With Waiver                         1.35%
--------------------------------------------------------------------------------------------
ADVISOR CLASS                                      1-YEAR     3-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------------------
Cumulative Total Return 2                           +3.48%    +32.11%                +68.36%
--------------------------------------------------------------------------------------------
Average Annual Total Return 3                       +3.48%     +9.73%                +12.64%
--------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                     $10,348    $13,211                $16,836
--------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
--------------------------------------------------------------------------------------------
     Without Waiver                      0.92%
--------------------------------------------------------------------------------------------
     With Waiver                         0.85%
--------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                              Annual Report | 17

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS A                              12/31/07
----------------------------------------------
1-Year                                 -2.79%
----------------------------------------------
3-Year                                 +7.23%
----------------------------------------------
Since Inception (8/15/03)             +10.74%
----------------------------------------------

CLASS A (8/15/03-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT Founding Funds
   DATE          Allocation Fund           S&P 500 6        MSCI World Index 6
--------------------------------------------------------------------------------
 8/15/2003           $ 9,425                $10,000               $10,000
 8/31/2003           $ 9,463                $10,101               $10,113
 9/30/2003           $ 9,519                $ 9,993               $10,177
10/31/2003           $ 9,811                $10,559               $10,783
11/30/2003           $10,019                $10,652               $10,950
12/31/2003           $10,517                $11,210               $11,639
 1/31/2004           $10,650                $11,416               $11,829
 2/29/2004           $10,850                $11,575               $12,031
 3/31/2004           $10,774                $11,400               $11,956
 4/30/2004           $10,631                $11,221               $11,718
 5/31/2004           $10,641                $11,375               $11,832
 6/30/2004           $10,802                $11,596               $12,080
 7/31/2004           $10,650                $11,212               $11,689
 8/31/2004           $10,783                $11,258               $11,745
 9/30/2004           $10,954                $11,380               $11,971
10/31/2004           $11,135                $11,554               $12,267
11/30/2004           $11,610                $12,021               $12,917
12/31/2004           $11,945                $12,430               $13,414
 1/31/2005           $11,693                $12,127               $13,114
 2/28/2005           $12,082                $12,382               $13,536
 3/31/2005           $11,903                $12,163               $13,280
 4/30/2005           $11,727                $11,932               $12,999
 5/31/2005           $11,903                $12,312               $13,239
 6/30/2005           $12,119                $12,330               $13,360
 7/31/2005           $12,404                $12,788               $13,830
 8/31/2005           $12,473                $12,671               $13,940
 9/30/2005           $12,601                $12,774               $14,306
10/31/2005           $12,237                $12,561               $13,962
11/30/2005           $12,404                $13,036               $14,435
12/31/2005           $12,700                $13,041               $14,758
 1/31/2006           $13,086                $13,386               $15,420
 2/28/2006           $13,157                $13,422               $15,404
 3/31/2006           $13,379                $13,589               $15,749
 4/30/2006           $13,627                $13,772               $16,236
 5/31/2006           $13,400                $13,375               $15,696
 6/30/2006           $13,431                $13,394               $15,698
 7/31/2006           $13,627                $13,476               $15,799
 8/31/2006           $13,937                $13,797               $16,217
 9/30/2006           $14,103                $14,152               $16,415
10/31/2006           $14,526                $14,614               $17,021
11/30/2006           $14,857                $14,891               $17,447
12/31/2006           $15,156                $15,100               $17,806
 1/31/2007           $15,351                $15,329               $18,020
 2/28/2007           $15,275                $15,029               $17,934
 3/31/2007           $15,502                $15,197               $18,270
 4/30/2007           $16,021                $15,870               $19,086
 5/31/2007           $16,407                $16,424               $19,640
 6/30/2007           $16,241                $16,151               $19,495
 7/31/2007           $15,668                $15,650               $19,067
 8/31/2007           $15,613                $15,885               $19,061
 9/30/2007           $16,021                $16,479               $19,974
10/31/2007           $16,296                $16,741               $20,591
11/30/2007           $15,811                $16,041               $19,759
12/31/2007           $15,628                $15,930               $19,510

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS B                              12/31/07
----------------------------------------------
1-Year                                 -1.51%
----------------------------------------------
3-Year                                 +7.75%
----------------------------------------------
Since Inception (8/15/03)             +11.19%
----------------------------------------------

CLASS B (8/15/03-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT Founding Funds
   DATE          Allocation Fund           S&P 500 6        MSCI World Index 6
--------------------------------------------------------------------------------
 8/15/2003           $10,000                $10,000               $10,000
 8/31/2003           $10,040                $10,101               $10,113
 9/30/2003           $10,090                $ 9,993               $10,177
10/31/2003           $10,400                $10,559               $10,783
11/30/2003           $10,610                $10,652               $10,950
12/31/2003           $11,128                $11,210               $11,639
 1/31/2004           $11,279                $11,416               $11,829
 2/29/2004           $11,470                $11,575               $12,031
 3/31/2004           $11,390                $11,400               $11,956
 4/30/2004           $11,229                $11,221               $11,718
 5/31/2004           $11,229                $11,375               $11,832
 6/30/2004           $11,400                $11,596               $12,080
 7/31/2004           $11,239                $11,212               $11,689
 8/31/2004           $11,360                $11,258               $11,745
 9/30/2004           $11,541                $11,380               $11,971
10/31/2004           $11,722                $11,554               $12,267
11/30/2004           $12,216                $12,021               $12,917
12/31/2004           $12,576                $12,430               $13,414
 1/31/2005           $12,298                $12,127               $13,114
 2/28/2005           $12,689                $12,382               $13,536
 3/31/2005           $12,501                $12,163               $13,280
 4/30/2005           $12,303                $11,932               $12,999
 5/31/2005           $12,490                $12,312               $13,239
 6/30/2005           $12,708                $12,330               $13,360
 7/31/2005           $12,998                $12,788               $13,830
 8/31/2005           $13,061                $12,671               $13,940
 9/30/2005           $13,185                $12,774               $14,306
10/31/2005           $12,801                $12,561               $13,962
11/30/2005           $12,967                $13,036               $14,435
12/31/2005           $13,277                $13,041               $14,758
 1/31/2006           $13,671                $13,386               $15,420
 2/28/2006           $13,735                $13,422               $15,404
 3/31/2006           $13,968                $13,589               $15,749
 4/30/2006           $14,207                $13,772               $16,236
 5/31/2006           $13,968                $13,375               $15,696
 6/30/2006           $14,001                $13,394               $15,698
 7/31/2006           $14,196                $13,476               $15,799
 8/31/2006           $14,500                $13,797               $16,217
 9/30/2006           $14,662                $14,152               $16,415
10/31/2006           $15,096                $14,614               $17,021
11/30/2006           $15,443                $14,891               $17,447
12/31/2006           $15,737                $15,100               $17,806
 1/31/2007           $15,929                $15,329               $18,020
 2/28/2007           $15,850                $15,029               $17,934
 3/31/2007           $16,065                $15,197               $18,270
 4/30/2007           $16,593                $15,870               $19,086
 5/31/2007           $16,996                $16,424               $19,640
 6/30/2007           $16,800                $16,151               $19,495
 7/31/2007           $16,214                $15,650               $19,067
 8/31/2007           $16,145                $15,885               $19,061
 9/30/2007           $16,547                $16,479               $19,974
10/31/2007           $16,835                $16,741               $20,591
11/30/2007           $16,318                $16,041               $19,759
12/31/2007           $15,908                $15,930               $19,510


18 | Annual Report

CLASS C (8/15/03-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT Founding Funds
   DATE          Allocation Fund           S&P 500 6        MSCI World Index 6
--------------------------------------------------------------------------------
 8/15/2003           $10,000                $10,000               $10,000
 8/31/2003           $10,040                $10,101               $10,113
 9/30/2003           $10,090                $ 9,993               $10,177
10/31/2003           $10,390                $10,559               $10,783
11/30/2003           $10,610                $10,652               $10,950
12/31/2003           $11,129                $11,210               $11,639
 1/31/2004           $11,270                $11,416               $11,829
 2/29/2004           $11,471                $11,575               $12,031
 3/31/2004           $11,391                $11,400               $11,956
 4/30/2004           $11,229                $11,221               $11,718
 5/31/2004           $11,229                $11,375               $11,832
 6/30/2004           $11,401                $11,596               $12,080
 7/31/2004           $11,240                $11,212               $11,689
 8/31/2004           $11,360                $11,258               $11,745
 9/30/2004           $11,542                $11,380               $11,971
10/31/2004           $11,723                $11,554               $12,267
11/30/2004           $12,216                $12,021               $12,917
12/31/2004           $12,565                $12,430               $13,414
 1/31/2005           $12,298                $12,127               $13,114
 2/28/2005           $12,688                $12,382               $13,536
 3/31/2005           $12,500                $12,163               $13,280
 4/30/2005           $12,303                $11,932               $12,999
 5/31/2005           $12,490                $12,312               $13,239
 6/30/2005           $12,697                $12,330               $13,360
 7/31/2005           $12,998                $12,788               $13,830
 8/31/2005           $13,060                $12,671               $13,940
 9/30/2005           $13,185                $12,774               $14,306
10/31/2005           $12,801                $12,561               $13,962
11/30/2005           $12,967                $13,036               $14,435
12/31/2005           $13,272                $13,041               $14,758
 1/31/2006           $13,670                $13,386               $15,420
 2/28/2006           $13,734                $13,422               $15,404
 3/31/2006           $13,969                $13,589               $15,749
 4/30/2006           $14,209                $13,772               $16,236
 5/31/2006           $13,969                $13,375               $15,696
 6/30/2006           $13,991                $13,394               $15,698
 7/31/2006           $14,198                $13,476               $15,799
 8/31/2006           $14,504                $13,797               $16,217
 9/30/2006           $14,668                $14,152               $16,415
10/31/2006           $15,094                $14,614               $17,021
11/30/2006           $15,444                $14,891               $17,447
12/31/2006           $15,728                $15,100               $17,806
 1/31/2007           $15,933                $15,329               $18,020
 2/28/2007           $15,853                $15,029               $17,934
 3/31/2007           $16,070                $15,197               $18,270
 4/30/2007           $16,592                $15,870               $19,086
 5/31/2007           $16,999                $16,424               $19,640
 6/30/2007           $16,801                $16,151               $19,495
 7/31/2007           $16,209                $15,650               $19,067
 8/31/2007           $16,151                $15,885               $19,061
 9/30/2007           $16,546                $16,479               $19,974
10/31/2007           $16,836                $16,741               $20,591
11/30/2007           $16,314                $16,041               $19,759
12/31/2007           $16,116                $15,930               $19,510

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS C                              12/31/07
----------------------------------------------
1-Year                                 +1.50%
----------------------------------------------
3-Year                                 +8.65%
----------------------------------------------
Since Inception (8/15/03)             +11.52%
----------------------------------------------

CLASS R (8/15/03-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT Founding Funds
   DATE          Allocation Fund           S&P 500 6        MSCI World Index 6
--------------------------------------------------------------------------------
 8/15/2003           $10,000                $10,000               $10,000
 8/31/2003           $10,040                $10,101               $10,113
 9/30/2003           $10,100                $ 9,993               $10,177
10/31/2003           $10,410                $10,559               $10,783
11/30/2003           $10,630                $10,652               $10,950
12/31/2003           $11,168                $11,210               $11,639
 1/31/2004           $11,319                $11,416               $11,829
 2/29/2004           $11,521                $11,575               $12,031
 3/31/2004           $11,440                $11,400               $11,956
 4/30/2004           $11,279                $11,221               $11,718
 5/31/2004           $11,289                $11,375               $11,832
 6/30/2004           $11,471                $11,596               $12,080
 7/31/2004           $11,309                $11,212               $11,689
 8/31/2004           $11,440                $11,258               $11,745
 9/30/2004           $11,622                $11,380               $11,971
10/31/2004           $11,803                $11,554               $12,267
11/30/2004           $12,307                $12,021               $12,917
12/31/2004           $12,668                $12,430               $13,414
 1/31/2005           $12,400                $12,127               $13,114
 2/28/2005           $12,803                $12,382               $13,536
 3/31/2005           $12,624                $12,163               $13,280
 4/30/2005           $12,426                $11,932               $12,999
 5/31/2005           $12,614                $12,312               $13,239
 6/30/2005           $12,843                $12,330               $13,360
 7/31/2005           $13,145                $12,788               $13,830
 8/31/2005           $13,207                $12,671               $13,940
 9/30/2005           $13,343                $12,774               $14,306
10/31/2005           $12,957                $12,561               $13,962
11/30/2005           $13,134                $13,036               $14,435
12/31/2005           $13,444                $13,041               $14,758
 1/31/2006           $13,852                $13,386               $15,420
 2/28/2006           $13,928                $13,422               $15,404
 3/31/2006           $14,163                $13,589               $15,749
 4/30/2006           $14,414                $13,772               $16,236
 5/31/2006           $14,174                $13,375               $15,696
 6/30/2006           $14,217                $13,394               $15,698
 7/31/2006           $14,414                $13,476               $15,799
 8/31/2006           $14,743                $13,797               $16,217
 9/30/2006           $14,907                $14,152               $16,415
10/31/2006           $15,356                $14,614               $17,021
11/30/2006           $15,717                $14,891               $17,447
12/31/2006           $16,018                $15,100               $17,806
 1/31/2007           $16,224                $15,329               $18,020
 2/28/2007           $16,144                $15,029               $17,934
 3/31/2007           $16,373                $15,197               $18,270
 4/30/2007           $16,932                $15,870               $19,086
 5/31/2007           $17,340                $16,424               $19,640
 6/30/2007           $17,153                $16,151               $19,495
 7/31/2007           $16,547                $15,650               $19,067
 8/31/2007           $16,489                $15,885               $19,061
 9/30/2007           $16,909                $16,479               $19,974
10/31/2007           $17,212                $16,741               $20,591
11/30/2007           $16,687                $16,041               $19,759
12/31/2007           $16,485                $15,930               $19,510

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS R                              12/31/07
----------------------------------------------
1-Year                                 +2.92%
----------------------------------------------
3-Year                                 +9.18%
----------------------------------------------
Since Inception (8/15/03)             +12.10%
----------------------------------------------


                                                              Annual Report | 19

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
ADVISOR CLASS                        12/31/07
----------------------------------------------
1-Year                                 +3.48%
----------------------------------------------
3-Year                                 +9.73%
----------------------------------------------
Since Inception (8/15/03)             +12.64%
----------------------------------------------

ADVISOR CLASS (8/15/03-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT Founding Funds
   DATE          Allocation Fund           S&P 500 6        MSCI World Index 6
--------------------------------------------------------------------------------
 8/15/2003           $10,000                $10,000               $10,000
 8/31/2003           $10,040                $10,101               $10,113
 9/30/2003           $10,100                $ 9,993               $10,177
10/31/2003           $10,420                $10,559               $10,783
11/30/2003           $10,640                $10,652               $10,950
12/31/2003           $11,175                $11,210               $11,639
 1/31/2004           $11,326                $11,416               $11,829
 2/29/2004           $11,538                $11,575               $12,031
 3/31/2004           $11,457                $11,400               $11,956
 4/30/2004           $11,306                $11,221               $11,718
 5/31/2004           $11,326                $11,375               $11,832
 6/30/2004           $11,508                $11,596               $12,080
 7/31/2004           $11,346                $11,212               $11,689
 8/31/2004           $11,477                $11,258               $11,745
 9/30/2004           $11,669                $11,380               $11,971
10/31/2004           $11,861                $11,554               $12,267
11/30/2004           $12,375                $12,021               $12,917
12/31/2004           $12,744                $12,430               $13,414
 1/31/2005           $12,475                $12,127               $13,114
 2/28/2005           $12,889                $12,382               $13,536
 3/31/2005           $12,710                $12,163               $13,280
 4/30/2005           $12,511                $11,932               $12,999
 5/31/2005           $12,710                $12,312               $13,239
 6/30/2005           $12,940                $12,330               $13,360
 7/31/2005           $13,253                $12,788               $13,830
 8/31/2005           $13,326                $12,671               $13,940
 9/30/2005           $13,472                $12,774               $14,306
10/31/2005           $13,086                $12,561               $13,962
11/30/2005           $13,263                $13,036               $14,435
12/31/2005           $13,589                $13,041               $14,758
 1/31/2006           $14,011                $13,386               $15,420
 2/28/2006           $14,087                $13,422               $15,404
 3/31/2006           $14,335                $13,589               $15,749
 4/30/2006           $14,599                $13,772               $16,236
 5/31/2006           $14,357                $13,375               $15,696
 6/30/2006           $14,401                $13,394               $15,698
 7/31/2006           $14,621                $13,476               $15,799
 8/31/2006           $14,952                $13,797               $16,217
 9/30/2006           $15,128                $14,152               $16,415
10/31/2006           $15,591                $14,614               $17,021
11/30/2006           $15,955                $14,891               $17,447
12/31/2006           $16,270                $15,100               $17,806
 1/31/2007           $16,491                $15,329               $18,020
 2/28/2007           $16,421                $15,029               $17,934
 3/31/2007           $16,664                $15,197               $18,270
 4/30/2007           $17,229                $15,870               $19,086
 5/31/2007           $17,653                $16,424               $19,640
 6/30/2007           $17,477                $16,151               $19,495
 7/31/2007           $16,864                $15,650               $19,067
 8/31/2007           $16,817                $15,885               $19,061
 9/30/2007           $17,253                $16,479               $19,974
10/31/2007           $17,559                $16,741               $20,591
11/30/2007           $17,029                $16,041               $19,759
12/31/2007           $16,836                $15,930               $19,510

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS ENTAIL A GREATER DEGREE OF CREDIT RISK COMPARED TO INVESTMENT-GRADE SECURITIES. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY, AND POLITICAL OR SOCIAL INSTABILITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. If the administrator had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


20 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 21

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------------
                                                     BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                                 VALUE 7/1/07       VALUE 12/31/07     PERIOD* 7/1/07-12/31/07
----------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000              $  962.20                 $2.42
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000              $1,022.74                 $2.50
----------------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000              $  958.80                 $5.88
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000              $1,019.21                 $6.06
----------------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000              $  959.20                 $5.88
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000              $1,019.21                 $6.06
----------------------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000              $  961.10                 $3.41
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000              $1,021.73                 $3.52
----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000              $  963.40                 $0.94
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000              $1,024.25                 $0.97
----------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.49%; B: 1.19%; C: 1.19%; R: 0.69%; and Advisor: 0.19%),
multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


22 | Annual Report

Franklin Templeton Perspectives
Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Perspectives Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Templeton Perspectives Allocation Fund covers the fiscal year ended December 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Perspectives Allocation Fund - Class A posted a +6.79% cumulative total return for the 12 months under review. The Fund performed comparably to its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark's total return was +6.83%. 1 You can find other performance data in the Performance Summary beginning on page 25.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 48.


                                                              Annual Report | 23

ASSET ALLOCATION*

Franklin Templeton Perspectives
Allocation Fund
Based on Total Net Assets as of 12/31/07

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Domestic Equity                                                            66.7%
Foreign Equity                                                             33.0%
Short-Term Investments & Other Net Assets                                   0.3%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the fiscal year under review, the Fund's performance benefited most from Franklin Flex Cap Growth Fund - Advisor Class and Franklin Growth Fund - Advisor Class. Templeton Growth Fund - Advisor Class produced positive results but underperformed the Fund's hybrid benchmark index.

Thank you for your continued participation in Franklin Templeton Perspectives Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]       /s/ T. Anthony Coffey

                      T. Anthony Coffey, CFA
                      Vice President of Franklin Advisers Inc.
                      Franklin Templeton Perspectives Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


24 | Annual Report

Performance Summary as of 12/31/07

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------
CLASS A (SYMBOL: FPAAX)                                CHANGE    12/31/07    12/31/06
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.27      $13.17      $12.90
--------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------------
Dividend Income                            $0.1615
--------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0071
--------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.4240
--------------------------------------------------------------------------------------
       TOTAL                               $0.5926
--------------------------------------------------------------------------------------
CLASS C (SYMBOL: FPCAX)                                CHANGE    12/31/07    12/31/06
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.26      $13.08      $12.82
--------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------------
Dividend Income                            $0.0804
--------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0071
--------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.4240
--------------------------------------------------------------------------------------
       TOTAL                               $0.5115
--------------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                                  CHANGE    12/31/07    12/31/06
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.27      $13.17      $12.90
--------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------------
Dividend Income                            $0.1351
--------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0071
--------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.4240
--------------------------------------------------------------------------------------
       TOTAL                               $0.5662
--------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                            CHANGE    12/31/07    12/31/06
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.29      $13.22      $12.93
--------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------------
Dividend Income                            $0.2036
--------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0071
--------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.4240
--------------------------------------------------------------------------------------
       TOTAL                               $0.6347
--------------------------------------------------------------------------------------


                                                              Annual Report | 25

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------
CLASS A                                               1-YEAR      3-YEAR      INCEPTION (8/2/04)
------------------------------------------------------------------------------------------------
Cumulative Total Return 2                              +6.79%     +32.19%            +49.28%
------------------------------------------------------------------------------------------------
Average Annual Total Return 3                          +0.62%      +7.61%            +10.52%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                        $10,062     $12,462            $14,069
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------
     Without Waiver                         1.49%
------------------------------------------------------------------------------------------------
     With Waiver                            1.27%
------------------------------------------------------------------------------------------------
CLASS C                                               1-YEAR      3-YEAR      INCEPTION (8/2/04)
------------------------------------------------------------------------------------------------
Cumulative Total Return 2                              +6.11%     +29.61%            +46.02%
------------------------------------------------------------------------------------------------
Average Annual Total Return 3                          +5.11%      +9.03%            +11.73%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                        $10,511     $12,961            $14,602
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------
     Without Waiver                         2.13%
------------------------------------------------------------------------------------------------
     With Waiver                            1.91%
------------------------------------------------------------------------------------------------
CLASS R                                               1-YEAR      3-YEAR      INCEPTION (8/2/04)
------------------------------------------------------------------------------------------------
Cumulative Total Return 2                              +6.58%     +31.61%            +48.48%
------------------------------------------------------------------------------------------------
Average Annual Total Return 3                          +6.58%      +9.59%            +12.28%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                        $10,658     $13,161            $14,848
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------
     Without Waiver                         1.64%
------------------------------------------------------------------------------------------------
     With Waiver                            1.42%
------------------------------------------------------------------------------------------------
ADVISOR CLASS                                         1-YEAR      3-YEAR      INCEPTION (8/2/04)
------------------------------------------------------------------------------------------------
Cumulative Total Return 2                              +7.26%     +33.68%            +51.07%
------------------------------------------------------------------------------------------------
Average Annual Total Return 3                          +7.26%     +10.16%            +12.85%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                        $10,726     $13,368            $15,107
------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------
     Without Waiver                         1.14%
------------------------------------------------------------------------------------------------
     With Waiver                            0.92%
------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


26 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (8/2/04-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

    DATE      FT Perspectives Allocation Fund   S&P 500 6   MSCI World Index 6
   8/2/2004               $ 9,425                $10,000          $10,000
  8/31/2004               $ 9,510                $10,040          $10,048
  9/30/2004               $ 9,670                $10,149          $10,241
 10/31/2004               $ 9,840                $10,304          $10,494
 11/30/2004               $10,311                $10,721          $11,050
 12/31/2004               $10,643                $11,086          $11,475
  1/31/2005               $10,367                $10,816          $11,219
  2/28/2005               $10,681                $11,043          $11,580
  3/31/2005               $10,519                $10,848          $11,361
  4/30/2005               $10,328                $10,642          $11,120
  5/31/2005               $10,566                $10,981          $11,326
  6/30/2005               $10,624                $10,996          $11,429
  7/31/2005               $10,958                $11,405          $11,831
  8/31/2005               $11,006                $11,301          $11,926
  9/30/2005               $11,168                $11,393          $12,239
 10/31/2005               $10,910                $11,203          $11,944
 11/30/2005               $11,273                $11,626          $12,349
 12/31/2005               $11,488                $11,631          $12,626
  1/31/2006               $11,916                $11,938          $13,192
  2/28/2006               $11,945                $11,971          $13,178
  3/31/2006               $12,169                $12,120          $13,473
  4/30/2006               $12,318                $12,283          $13,890
  5/31/2006               $11,903                $11,929          $13,428
  6/30/2006               $11,942                $11,945          $13,429
  7/31/2006               $11,922                $12,019          $13,516
  8/31/2006               $12,189                $12,305          $13,874
  9/30/2006               $12,377                $12,622          $14,043
 10/31/2006               $12,753                $13,033          $14,562
 11/30/2006               $13,030                $13,281          $14,926
 12/31/2006               $13,175                $13,467          $15,233
  1/31/2007               $13,461                $13,671          $15,416
  2/28/2007               $13,257                $13,404          $15,342
  3/31/2007               $13,429                $13,554          $15,629
  4/30/2007               $13,948                $14,154          $16,328
  5/31/2007               $14,353                $14,648          $16,802
  6/30/2007               $14,280                $14,405          $16,678
  7/31/2007               $13,865                $13,958          $16,312
  8/31/2007               $13,928                $14,167          $16,307
  9/30/2007               $14,436                $14,697          $17,088
 10/31/2007               $14,789                $14,931          $17,616
 11/30/2007               $14,249                $14,307          $16,904
 12/31/2007               $14,069                $14,207          $16,690

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS A                              12/31/07
----------------------------------------------
1-Year                                 +0.62%
----------------------------------------------
3-Year                                 +7.61%
----------------------------------------------
Since Inception (8/2/04)              +10.52%
----------------------------------------------

CLASS C (8/2/04-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

    DATE      FT Perspectives Allocation Fund   S&P 500 6   MSCI World Index 6
   8/2/2004               $10,000                $10,000          $10,000
  8/31/2004               $10,090                $10,040          $10,048
  9/30/2004               $10,250                $10,149          $10,241
 10/31/2004               $10,430                $10,304          $10,494
 11/30/2004               $10,910                $10,721          $11,050
 12/31/2004               $11,266                $11,086          $11,475
  1/31/2005               $10,964                $10,816          $11,219
  2/28/2005               $11,286                $11,043          $11,580
  3/31/2005               $11,115                $10,848          $11,361
  4/30/2005               $10,902                $10,642          $11,120
  5/31/2005               $11,155                $10,981          $11,326
  6/30/2005               $11,206                $10,996          $11,429
  7/31/2005               $11,550                $11,405          $11,831
  8/31/2005               $11,591                $11,301          $11,926
  9/30/2005               $11,763                $11,393          $12,239
 10/31/2005               $11,479                $11,203          $11,944
 11/30/2005               $11,854                $11,626          $12,349
 12/31/2005               $12,080                $11,631          $12,626
  1/31/2006               $12,512                $11,938          $13,192
  2/28/2006               $12,543                $11,971          $13,178
  3/31/2006               $12,769                $12,120          $13,473
  4/30/2006               $12,915                $12,283          $13,890
  5/31/2006               $12,476                $11,929          $13,428
  6/30/2006               $12,518                $11,945          $13,429
  7/31/2006               $12,487                $12,019          $13,516
  8/31/2006               $12,758                $12,305          $13,874
  9/30/2006               $12,946                $12,622          $14,043
 10/31/2006               $13,333                $13,033          $14,562
 11/30/2006               $13,615                $13,281          $14,926
 12/31/2006               $13,761                $13,467          $15,233
  1/31/2007               $14,050                $13,671          $15,416
  2/28/2007               $13,836                $13,404          $15,342
  3/31/2007               $14,006                $13,554          $15,629
  4/30/2007               $14,541                $14,154          $16,328
  5/31/2007               $14,955                $14,648          $16,802
  6/30/2007               $14,868                $14,405          $16,678
  7/31/2007               $14,421                $13,958          $16,312
  8/31/2007               $14,486                $14,167          $16,307
  9/30/2007               $15,010                $14,697          $17,088
 10/31/2007               $15,370                $14,931          $17,616
 11/30/2007               $14,792                $14,307          $16,904
 12/31/2007               $14,602                $14,207          $16,690

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS C                              12/31/07
----------------------------------------------
1-Year                                 +5.11%
----------------------------------------------
3-Year                                 +9.03%
----------------------------------------------
Since Inception (8/2/04)              +11.73%
----------------------------------------------


                                                              Annual Report | 27

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS R                              12/31/07
----------------------------------------------
1-Year                                 +6.58%
----------------------------------------------
3-Year                                 +9.59%
----------------------------------------------
Since Inception (8/2/04)              +12.28%
----------------------------------------------

CLASS R (8/2/04-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

    DATE      FT Perspectives Allocation Fund   S&P 500 6   MSCI World Index 6
   8/2/2004               $10,000                $10,000          $10,000
  8/31/2004               $10,080                $10,040          $10,048
  9/30/2004               $10,250                $10,149          $10,241
 10/31/2004               $10,440                $10,304          $10,494
 11/30/2004               $10,930                $10,721          $11,050
 12/31/2004               $11,281                $11,086          $11,475
  1/31/2005               $10,989                $10,816          $11,219
  2/28/2005               $11,322                $11,043          $11,580
  3/31/2005               $11,159                $10,848          $11,361
  4/30/2005               $10,946                $10,642          $11,120
  5/31/2005               $11,199                $10,981          $11,326
  6/30/2005               $11,260                $10,996          $11,429
  7/31/2005               $11,605                $11,405          $11,831
  8/31/2005               $11,655                $11,301          $11,926
  9/30/2005               $11,828                $11,393          $12,239
 10/31/2005               $11,554                $11,203          $11,944
 11/30/2005               $11,939                $11,626          $12,349
 12/31/2005               $12,168                $11,631          $12,626
  1/31/2006               $12,612                $11,938          $13,192
  2/28/2006               $12,643                $11,971          $13,178
  3/31/2006               $12,880                $12,120          $13,473
  4/30/2006               $13,037                $12,283          $13,890
  5/31/2006               $12,587                $11,929          $13,428
  6/30/2006               $12,639                $11,945          $13,429
  7/31/2006               $12,608                $12,019          $13,516
  8/31/2006               $12,890                $12,305          $13,874
  9/30/2006               $13,089                $12,622          $14,043
 10/31/2006               $13,487                $13,033          $14,562
 11/30/2006               $13,781                $13,281          $14,926
 12/31/2006               $13,931                $13,467          $15,233
  1/31/2007               $14,223                $13,671          $15,416
  2/28/2007               $14,017                $13,404          $15,342
  3/31/2007               $14,200                $13,554          $15,629
  4/30/2007               $14,738                $14,154          $16,328
  5/31/2007               $15,166                $14,648          $16,802
  6/30/2007               $15,078                $14,405          $16,678
  7/31/2007               $14,639                $13,958          $16,312
  8/31/2007               $14,705                $14,167          $16,307
  9/30/2007               $15,243                $14,697          $17,088
 10/31/2007               $15,616                $14,931          $17,616
 11/30/2007               $15,034                $14,307          $16,904
 12/31/2007               $14,848                $14,207          $16,690

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
ADVISOR CLASS                        12/31/07
----------------------------------------------
1-Year                                 +7.26%
----------------------------------------------
3-Year                                +10.16%
----------------------------------------------
Since Inception (8/2/04)              +12.85%
----------------------------------------------

ADVISOR CLASS (8/2/04-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

    DATE      FT Perspectives Allocation Fund   S&P 500 6   MSCI World Index 6
   8/2/2004               $10,000                $10,000          $10,000
  8/31/2004               $10,090                $10,040          $10,048
  9/30/2004               $10,260                $10,149          $10,241
 10/31/2004               $10,450                $10,304          $10,494
 11/30/2004               $10,950                $10,721          $11,050
 12/31/2004               $11,301                $11,086          $11,475
  1/31/2005               $11,008                $10,816          $11,219
  2/28/2005               $11,341                $11,043          $11,580
  3/31/2005               $11,178                $10,848          $11,361
  4/30/2005               $10,975                $10,642          $11,120
  5/31/2005               $11,239                $10,981          $11,326
  6/30/2005               $11,300                $10,996          $11,429
  7/31/2005               $11,655                $11,405          $11,831
  8/31/2005               $11,705                $11,301          $11,926
  9/30/2005               $11,888                $11,393          $12,239
 10/31/2005               $11,614                $11,203          $11,944
 11/30/2005               $12,010                $11,626          $12,349
 12/31/2005               $12,241                $11,631          $12,626
  1/31/2006               $12,697                $11,938          $13,192
  2/28/2006               $12,728                $11,971          $13,178
  3/31/2006               $12,977                $12,120          $13,473
  4/30/2006               $13,134                $12,283          $13,890
  5/31/2006               $12,693                $11,929          $13,428
  6/30/2006               $12,745                $11,945          $13,429
  7/31/2006               $12,724                $12,019          $13,516
  8/31/2006               $13,019                $12,305          $13,874
  9/30/2006               $13,218                $12,622          $14,043
 10/31/2006               $13,618                $13,033          $14,562
 11/30/2006               $13,923                $13,281          $14,926
 12/31/2006               $14,085                $13,467          $15,233
  1/31/2007               $14,390                $13,671          $15,416
  2/28/2007               $14,183                $13,404          $15,342
  3/31/2007               $14,367                $13,554          $15,629
  4/30/2007               $14,932                $14,154          $16,328
  5/31/2007               $15,363                $14,648          $16,802
  6/30/2007               $15,286                $14,405          $16,678
  7/31/2007               $14,843                $13,958          $16,312
  8/31/2007               $14,921                $14,167          $16,307
  9/30/2007               $15,496                $14,697          $17,088
 10/31/2007               $15,884                $14,931          $17,616
 11/30/2007               $15,297                $14,307          $16,904
 12/31/2007               $15,107                $14,207          $16,690


28 | Annual Report

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY, AND POLITICAL OR SOCIAL INSTABILITY. THE PORTFOLIO MAY INCLUDE INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN HIGHLY VOLATILE AND INVOLVES SPECIAL RISKS. FRANKLIN FLEX CAP GROWTH FUND NORMALLY INVESTS A MAJORITY OF ITS ASSETS IN SECURITIES LINKED TO THE STATE OF CALIFORNIA, WHICH MAY INVOLVE INCREASED VOLATILITY ASSOCIATED WITH ECONOMIC OR REGULATORY DEVELOPMENTS IN THE STATE. SMALLER OR RELATIVELY NEW OR UNSEASONED COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. If the administrator had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


                                                              Annual Report | 29

Your Fund's Expenses

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


30 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------
                                                 BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                             VALUE 7/1/07     VALUE 12/31/07   PERIOD* 7/1/07-12/31/07
--------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000           $  985.20              $2.45
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000           $1,022.74              $2.50
--------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000           $  982.10              $5.90
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000           $1,019.26              $6.01
--------------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000           $  984.70              $3.45
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000           $1,021.73              $3.52
--------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000           $  988.30              $0.90
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000           $1,024.30              $0.92
--------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.49%; C: 1.18%; R: 0.69%; and Advisor: 0.18%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                              Annual Report | 31

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                           -----------------------------------------------------------------
                                                                                                               PERIOD ENDED
                                                                       YEAR ENDED DECEMBER 31,                   JULY 31,
CLASS A                                                         2007         2006         2005         2004 h     2004 i
                                                           -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $   14.09    $   12.71    $   12.20    $   11.02     $   10.00
                                                           -----------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ...........................        0.15         0.11         0.09         0.09          0.01
   Net realized and unrealized gains (losses) ..........        0.57         1.81         0.71         1.21          1.07
                                                           -----------------------------------------------------------------
Total from investment operations .......................        0.72         1.92         0.80         1.30          1.08
                                                           -----------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
     from Underlying Funds .............................       (0.17)       (0.16)       (0.10)       (0.07)           --
   Net realized gains ..................................       (0.42)       (0.38)       (0.19)       (0.05)           --
   Tax return of capital ...............................          --           --           --           --         (0.06)
                                                           -----------------------------------------------------------------
Total distributions ....................................       (0.59)       (0.54)       (0.29)       (0.12)        (0.06)
                                                           -----------------------------------------------------------------
Redemption fees ........................................          -- g         -- g         -- g         -- g          -- g
                                                           -----------------------------------------------------------------
Net asset value, end of year ...........................   $   14.22    $   14.09    $   12.71    $   12.20     $   11.02
                                                           =================================================================

Total return d .........................................        5.20%       15.25%        6.63%       11.77%        10.85%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ....        0.64%        0.65%        0.66%        0.68%         0.74%
Expenses net of waiver and payments by affiliates f ....        0.50%        0.50%        0.58%        0.68%         0.47%
Net investment income c ................................        0.99%        0.82%        0.72%        1.86%         0.14%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $ 497,314    $ 458,460    $ 353,016    $ 238,564     $ 157,792
Portfolio turnover rate ................................        1.72%        1.66%        2.49%        1.02%         0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e     Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the year ended December 31, 2007.

g     Amount rounds to less than $0.01 per share.

h     For the period August 1, 2004 to December 31, 2004.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


32 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                           -----------------------------------------------------------------
                                                                                                               PERIOD ENDED
                                                                       YEAR ENDED DECEMBER 31,                   JULY 31,
CLASS B                                                         2007         2006         2005         2004 h     2004 i
                                                           -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $   13.99    $   12.62    $   12.12    $   10.95     $  10.00
                                                           -----------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c ....................        0.05         0.01         0.01         0.06        (0.06)
   Net realized and unrealized gains (losses) ..........        0.57         1.81         0.70         1.20         1.06
                                                           -----------------------------------------------------------------
Total from investment operations .......................        0.62         1.82         0.71         1.26         1.00
                                                           -----------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
     from Underlying Funds .............................       (0.07)       (0.07)       (0.02)       (0.04)          --
   Net realized gains ..................................       (0.42)       (0.38)       (0.19)       (0.05)          --
   Tax return of capital ...............................          --           --           --           --        (0.05)
                                                           -----------------------------------------------------------------
Total distributions ....................................       (0.49)       (0.45)       (0.21)       (0.09)       (0.05)
                                                           -----------------------------------------------------------------
Redemption fees ........................................          -- g         -- g         -- g         -- g         -- g
                                                           -----------------------------------------------------------------
Net asset value, end of year ...........................   $   14.12    $   13.99    $   12.62    $   12.12     $  10.95
                                                           =================================================================

Total return d .........................................        4.49%       14.55%        5.89%       11.50%       10.02%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ....        1.31%        1.30%        1.31%        1.33%        1.39%
Expenses net of waiver and payments by affiliates f ....        1.16%        1.15%        1.23%        1.33%        1.12%
Net investment income (loss) c .........................        0.32%        0.17%        0.07%        1.21%       (0.51)%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $   72,530   $  76,408    $  71,496    $  66,562     $ 44,297
Portfolio turnover rate ................................         1.72%       1.66%        2.49%        1.02%        0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e     Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the year ended December 31, 2007.

g     Amount rounds to less than $0.01 per share.

h     For the period August 1, 2004 to December 31, 2004.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                           -----------------------------------------------------------------
                                                                                                               PERIOD ENDED
                                                                       YEAR ENDED DECEMBER 31,                   JULY 31,
CLASS C                                                         2007         2006         2005         2004 h     2004 i
                                                           -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $   13.96    $   12.61    $   12.11    $   10.94     $  10.00
                                                           -----------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c ....................        0.05         0.02         0.01         0.06        (0.05)
   Net realized and unrealized gains (losses) ..........        0.57         1.79         0.71         1.20         1.04
                                                           -----------------------------------------------------------------
Total from investment operations .......................        0.62         1.81         0.72         1.26         0.99
                                                           -----------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
     from Underlying Funds .............................       (0.08)       (0.08)       (0.03)       (0.04)          --
   Net realized gains ..................................       (0.42)       (0.38)       (0.19)       (0.05)          --
   Tax return of capital ...............................          --           --           --           --        (0.05)
                                                           -----------------------------------------------------------------
Total distributions ....................................       (0.50)       (0.46)       (0.22)       (0.09)       (0.05)
                                                           -----------------------------------------------------------------
Redemption fees ........................................          -- g         -- g         -- g         -- g         -- g
                                                           -----------------------------------------------------------------
Net asset value, end of year ...........................   $   14.08    $   13.96    $   12.61    $   12.11     $  10.94
                                                           =================================================================

Total return d .........................................        4.50%       14.48%        6.02%       11.49%        9.93%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ....        1.30%        1.29%        1.29%        1.33%        1.39%
Expenses net of waiver and payments by affiliates f ....        1.16%        1.14%        1.21%        1.33%        1.12%
Net investment income (loss) c .........................        0.33%        0.18%        0.09%        1.21%       (0.51)%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $ 181,951    $ 166,688    $ 132,459    $  96,487     $ 73,272
Portfolio turnover rate ................................        1.72%        1.66%        2.49%        1.02%        0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e     Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the year ended December 31, 2007.

g     Amount rounds to less than $0.01 per share.

h     For the period August 1, 2004 to December 31, 2004.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


34 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                           -----------------------------------------------------------------
                                                                                                               PERIOD ENDED
                                                                       YEAR ENDED DECEMBER 31,                   JULY 31,
CLASS R                                                         2007         2006         2005         2004 h     2004 i
                                                           -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $   14.07    $   12.69    $   12.18    $   11.00     $ 10.00
                                                           -----------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b,c ....................        0.12         0.09         0.05         0.08       (0.02)
   Net realized and unrealized gains (losses) ..........        0.57         1.81         0.73         1.21        1.08
                                                           -----------------------------------------------------------------
Total from investment operations .......................        0.69         1.90         0.78         1.29        1.06
                                                           -----------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
     from Underlying Funds .............................       (0.14)       (0.14)       (0.08)       (0.06)         --
   Net realized gains ..................................       (0.42)       (0.38)       (0.19)       (0.05)         --
   Tax return of capital ...............................          --           --           --           --       (0.06)
                                                           -----------------------------------------------------------------
Total distributions ....................................       (0.56)       (0.52)       (0.27)       (0.11)      (0.06)
                                                           -----------------------------------------------------------------
Redemption fees ........................................          -- g         -- g         -- g         -- g        -- g
                                                           -----------------------------------------------------------------
Net asset value, end of year ...........................   $   14.20    $   14.07    $   12.69    $   12.18     $ 11.00
                                                           =================================================================

Total return d .........................................        5.02%       15.10%        6.43%       11.73%      10.65%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ....        0.81%        0.80%        0.81%        0.83%       0.89%
Expenses net of waiver and payments by affiliates f ....        0.66%        0.65%        0.73%        0.83%       0.62%
Net investment income (loss) c .........................        0.82%        0.67%        0.57%        1.71%      (0.01)%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $   2,602    $   2,534    $   2,190    $   1,944     $ 1,408
Portfolio turnover rate ................................        1.72%        1.66%        2.49%        1.02%       0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e     Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the year ended December 31, 2007.

g     Amount rounds to less than $0.01 per share.

h     For the period August 1, 2004 to December 31, 2004.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                           -----------------------------------------------------------------
                                                                                                               PERIOD ENDED
                                                                       YEAR ENDED DECEMBER 31,                   JULY 31,
ADVISOR CLASS                                                   2007         2006         2005         2004 h     2004 i
                                                           -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $   14.12    $   12.73    $   12.21    $   11.02     $ 10.00
                                                           -----------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ...........................        0.19         0.15         0.13         0.11        0.04
   Net realized and unrealized gains (losses) ..........        0.58         1.83         0.72         1.21        1.05
                                                           -----------------------------------------------------------------
Total from investment operations .......................        0.77         1.98         0.85         1.32        1.09
                                                           -----------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
     from Underlying Funds .............................       (0.22)       (0.21)       (0.14)       (0.08)         --
   Net realized gains ..................................       (0.42)       (0.38)       (0.19)       (0.05)         --
   Tax return of capital ...............................          --           --           --           --       (0.07)
                                                           -----------------------------------------------------------------
Total distributions ....................................       (0.64)       (0.59)       (0.33)       (0.13)      (0.07)
                                                           -----------------------------------------------------------------
Redemption fees ........................................          -- g         -- g         -- g         -- g        -- g
                                                           -----------------------------------------------------------------
Net asset value, end of year ...........................   $   14.25    $   14.12    $   12.73    $   12.21     $ 11.02
                                                           =================================================================

Total return d .........................................        5.53%       15.65%        6.93%       12.09%      10.92%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ....        0.31%        0.30%        0.31%        0.33%       0.39%
Expenses net of waiver and payments by affiliates f ....        0.16%        0.15%        0.23%        0.33%       0.12%
Net investment income c ................................        1.32%        1.17%        1.07%        2.21%       0.49%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $   3,243    $   3,073    $   2,792    $   2,097     $ 1,181
Portfolio turnover rate ................................        1.72%        1.66%        2.49%        1.02%       0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e     Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.72% for the year ended December 31, 2007.

g     Amount rounds to less than $0.01 per share.

h     For the period August 1, 2004 to December 31, 2004.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


36 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007

----------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                   SHARES         VALUE
----------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 99.9%
  DOMESTIC EQUITY 75.3%
  Franklin Capital Growth Fund, Advisor Class ..............................   15,539,485   $ 193,777,383
  Franklin Growth Fund, Advisor Class ......................................    4,293,676     190,982,694
  Mutual Shares Fund, Class Z ..............................................    7,319,176     185,467,908
                                                                                            --------------
                                                                                              570,227,985
                                                                                            --------------
  FOREIGN EQUITY 24.6%
  Templeton Growth Fund Inc., Advisor Class ................................    7,756,196     186,846,754
                                                                                            --------------
  TOTAL LONG TERM INVESTMENTS (COST $642,043,363) ..........................                  757,074,739
                                                                                            --------------
  SHORT TERM INVESTMENT (COST $2,001) 0.0% b
  MONEY MARKET FUND 0.0% b
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% .....        2,001           2,001
                                                                                            --------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $642,045,364) 99.9% ..........                  757,076,740
  OTHER ASSETS, LESS LIABILITIES 0.1% ......................................                      562,737
                                                                                            --------------
  NET ASSETS 100.0% ........................................................                $ 757,639,477
                                                                                            ==============

a See Note 6 regarding investments in Underlying Funds.

b Rounds to less than 0.1% of net assets.

c The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                             ----------------------------------------------------------------------
                                                                                                                      PERIOD ENDED
                                                                            YEAR ENDED DECEMBER 31,                     JULY 31,
CLASS A                                                             2007          2006          2005          2004 h     2004 i
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................   $     13.98    $    12.50    $    12.28    $    11.21    $   10.00
                                                             ---------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c .............................          0.43          0.40          0.37          0.22         0.23
   Net realized and unrealized gains (losses) ............            -- g        1.99          0.40          1.14         1.07
                                                             ---------------------------------------------------------------------
Total from investment operations .........................          0.43          2.39          0.77          1.36         1.30
                                                             ---------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds ..............................         (0.44)        (0.44)        (0.30)        (0.23)       (0.09)
   Net realized gains ....................................         (0.47)        (0.47)        (0.25)        (0.06)          --
                                                             ---------------------------------------------------------------------
Total distributions ......................................         (0.91)        (0.91)        (0.55)        (0.29)       (0.09)
                                                             ---------------------------------------------------------------------
Redemption fees ..........................................            -- g          -- g          -- g          -- g         -- g
                                                             ---------------------------------------------------------------------
Net asset value, end of year .............................   $     13.50    $    13.98    $    12.50    $    12.28    $   11.21
                                                             =====================================================================

Total return d ...........................................          3.12%        19.34%         6.31%        12.16%       13.00%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ......          0.55%         0.57%         0.58%         0.60%        0.61%
Expenses net of waiver and payments by affiliates f ......          0.50%         0.50%         0.54%         0.60%        0.49%
Net investment income c                                             2.99%         3.00%         2.98%         4.48%        2.16%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................   $10,161,473    $7,288,143    $4,051,695    $1,640,876    $ 882,175
Portfolio turnover rate ..................................          0.73%         0.96%         0.74%         0.37%        0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.66% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


38 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                -------------------------------------------------------------
                                                                                                                PERIOD ENDED
                                                                           YEAR ENDED DECEMBER 31,                JULY 31,
CLASS B                                                             2007        2006        2005        2004 h     2004 i
                                                                -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................   $  13.93    $  12.46    $  12.23    $  11.16     $  10.00
                                                                -------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ................................       0.35        0.28        0.26        0.19         0.16
   Net realized and unrealized gains (losses) ...............      (0.02)       2.00        0.43        1.13         1.08
                                                                -------------------------------------------------------------
Total from investment operations ............................       0.33        2.28        0.69        1.32         1.24
                                                                -------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds .................................      (0.34)      (0.34)      (0.21)      (0.19)       (0.08)
   Net realized gains .......................................      (0.47)      (0.47)      (0.25)      (0.06)          --
                                                                -------------------------------------------------------------
Total distributions .........................................      (0.81)      (0.81)      (0.46)      (0.25)       (0.08)
                                                                -------------------------------------------------------------
Redemption fees .............................................         -- g        -- g        -- g        -- g         -- g
                                                                -------------------------------------------------------------
Net asset value, end of year ................................   $  13.45    $  13.93    $  12.46    $  12.23     $  11.16
                                                                =============================================================

Total return d ..............................................       2.36%      18.53%       5.58%      11.90%       12.39%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .........       1.22%       1.22%       1.23%       1.25%        1.26%
Expenses net of waiver and payments by affiliates f .........       1.17%       1.15%       1.19%       1.25%        1.14%
Net investment income c .....................................       2.32%       2.35%       2.33%       3.83%        1.51%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................   $722,716    $766,452    $688,590    $612,553     $357,282
Portfolio turnover rate .....................................       0.73%       0.96%       0.74%       0.37%        0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.66% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 39

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                -------------------------------------------------------------------
                                                                                                                      PERIOD ENDED
                                                                              YEAR ENDED DECEMBER 31,                   JULY 31,
CLASS C                                                               2007          2006          2005        2004 h     2004 i
                                                                -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................   $    13.78    $    12.36    $    12.23    $  11.16     $  10.00
                                                                -------------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ................................         0.29          0.31          0.29        0.19         0.17
   Net realized and unrealized gains (losses) ...............         0.05          1.95          0.39        1.13         1.07
                                                                -------------------------------------------------------------------
Total from investment operations ............................         0.34          2.26          0.68        1.32         1.24
                                                                -------------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds .................................        (0.36)        (0.37)        (0.30)      (0.19)       (0.08)
   Net realized gains .......................................        (0.47)        (0.47)        (0.25)      (0.06)          --
                                                                -------------------------------------------------------------------
Total distributions .........................................        (0.83)        (0.84)        (0.55)      (0.25)       (0.08)
                                                                -------------------------------------------------------------------
Redemption fees .............................................           -- g          -- g          -- g        -- g         -- g
                                                                -------------------------------------------------------------------
Net asset value, end of year ................................   $    13.29    $    13.78    $    12.36    $  12.23     $  11.16
                                                                ===================================================================

Total return d ..............................................         2.47%        18.50%         5.63%      11.79%       12.40%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .........         1.22%         1.22%         1.20%       1.25%        1.26%
Expenses net of waiver and payments by affiliates f .........         1.17%         1.15%         1.16%       1.25%        1.14%
Net investment income c .....................................         2.32%         2.35%         2.36%       3.83%        1.51%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................   $5,295,157    $3,692,307    $2,075,041    $927,786     $535,778
Portfolio turnover rate .....................................         0.73%         0.96%         0.74%       0.37%        0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.66% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


40 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                -----------------------------------------------------------
                                                                                                               PERIOD ENDED
                                                                          YEAR  ENDED DECEMBER 31,               JULY 31,
CLASS R                                                            2007        2006        2005        2004 h     2004 i
                                                                -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................   $ 13.98     $ 12.50     $ 12.28     $ 11.22     $ 10.00
                                                                ------------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ................................      0.42        0.37        0.33        0.22        0.20
   Net realized and unrealized gains (losses) ...............     (0.01)       1.99        0.42        1.13        1.11
                                                                ------------------------------------------------------------
Total from investment operations ............................      0.41        2.36        0.75        1.35        1.31
                                                                ------------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds .................................     (0.42)      (0.41)      (0.28)      (0.23)      (0.09)
   Net realized gains .......................................     (0.47)      (0.47)      (0.25)      (0.06)         --
                                                                ------------------------------------------------------------
Total distributions .........................................     (0.89)      (0.88)      (0.53)      (0.29)      (0.09)
                                                                ------------------------------------------------------------
Redemption fees .............................................        -- g        -- g        -- g        -- g        -- g
                                                                ------------------------------------------------------------
Net asset value, end of year ................................   $ 13.50     $ 13.98     $ 12.50     $ 12.28     $ 11.22
                                                                ============================================================

Total return d ..............................................      2.92%      19.15%       6.12%      12.02%      13.09%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .........      0.72%       0.72%       0.73%       0.75%       0.76%
Expenses net of waiver and payments by affiliates f .........      0.67%       0.65%       0.69%       0.75%       0.64%
Net investment income c .....................................      2.82%       2.85%       2.83%       4.33%       2.01%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................   $29,028     $24,435     $17,247     $12,101     $ 5,225
Portfolio turnover rate .....................................      0.73%       0.96%       0.74%       0.37%       0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.66% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                -------------------------------------------------------
                                                                                                           PERIOD ENDED
                                                                      YEAR ENDED DECEMBER 31,                JULY 31,
ADVISOR CLASS                                                      2007       2006       2005   2004 h        2004 i
                                                                -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................   $ 14.05    $ 12.55    $ 12.32    $11.25     $10.00
                                                                -------------------------------------------------------
Income from investment operations a:
   Net investment income b,c ................................      0.48       0.47       0.39      0.24       0.25
   Net realized and unrealized gains (losses) ...............      0.01       1.98       0.42      1.14       1.09
                                                                -------------------------------------------------------
Total from investment operations ............................      0.49       2.45       0.81      1.38       1.34
                                                                -------------------------------------------------------
Less distributions from:
   Net investment income and short term gains received
      from Underlying Funds .................................     (0.49)     (0.48)     (0.33)    (0.25)     (0.09)
   Net realized gains .......................................     (0.47)     (0.47)     (0.25)    (0.06)        --
                                                                -------------------------------------------------------
Total distributions .........................................     (0.96)     (0.95)     (0.58)    (0.31)     (0.09)
                                                                -------------------------------------------------------
Redemption fees .............................................        -- g       -- g       -- g      -- g       -- g
                                                                -------------------------------------------------------
Net asset value, end of year ................................   $ 13.58    $ 14.05    $ 12.55    $12.32     $11.25
                                                                =======================================================

Total return d ..............................................      3.48%     19.73%      6.63%    12.32%     13.46%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .........      0.22%      0.22%      0.23%     0.25%      0.26%
Expenses net of waiver and payments by affiliates f .........      0.17%      0.15%      0.19%     0.25%      0.14%
Net investment income c .....................................      3.32%      3.35%      3.33%     4.83%      2.51%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................   $46,866    $25,124    $12,535    $7,792     $4,991
Portfolio turnover rate .....................................      0.73%      0.96%      0.74%     0.37%      0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.66% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2004 to December 31, 2004.

i For the period August 15, 2003 (commencement of operations) to July 31, 2004.


42 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007

-----------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                                SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
   INVESTMENTS IN UNDERLYING FUNDS a
   LONG TERM INVESTMENTS 99.9%
   DOMESTIC EQUITY 33.2%
   Mutual Shares Fund, Class Z .............................................       212,972,694   $ 5,396,728,059
                                                                                                 ----------------
   DOMESTIC HYBRID 33.5%
   Franklin Income Fund Inc., Advisor Class ................................     2,120,165,039     5,448,824,151
                                                                                                 ----------------
   FOREIGN EQUITY 33.2%
   Templeton Growth Fund Inc., Advisor Class ...............................       224,197,404     5,400,915,451
                                                                                                 ----------------
   TOTAL LONG TERM INVESTMENTS (COST $15,985,803,870) ......................                      16,246,467,661
                                                                                                 ----------------
   SHORT TERM INVESTMENT (COST $21,205) 0.0% b
   MONEY MARKET FUND 0.0% b
 c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% ....            21,205            21,205
                                                                                                 ----------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $15,985,825,075) 99.9% ......                      16,246,488,866
   OTHER ASSETS, LESS LIABILITIES 0.1% .....................................                           8,751,391
                                                                                                 ----------------
   NET ASSETS 100.0% .......................................................                     $16,255,240,257
                                                                                                 ================

a See Note 6 regarding investments in Underlying Funds.

b Rounds to less than 0.1% of net assets.

c The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 43

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                                                  ------------------------------------------
                                                                                          YEAR ENDED DECEMBER 31,
CLASS A                                                                               2007       2006       2005    2004 h
                                                                                  ------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................   $  12.90   $  11.79   $  11.19   $ 10.00
                                                                                  ------------------------------------------
Income from investment operations a:
   Net investment income b,c ..................................................       0.15       0.17       0.16      0.17
   Net realized and unrealized gains (losses) .................................       0.71       1.55       0.73      1.12
                                                                                  ------------------------------------------
Total from investment operations ..............................................       0.86       1.72       0.89      1.29
                                                                                  ------------------------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ..      (0.16)     (0.19)     (0.13)    (0.07)
   Net realized gains .........................................................      (0.43)     (0.42)     (0.16)    (0.03)
                                                                                  ------------------------------------------
Total distributions ...........................................................      (0.59)     (0.61)     (0.29)    (0.10)
                                                                                  ------------------------------------------
Redemption fees ...............................................................         -- g       -- g       -- g      -- g
                                                                                  ------------------------------------------
Net asset value, end of year ..................................................   $  13.17   $  12.90   $  11.79   $ 11.19
                                                                                  ==========================================

Total return d ................................................................       6.79%     14.69%      7.93%    12.93%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ...........................       0.68%      0.72%      0.90%     2.31%
Expenses net of waiver and payments by affiliates f ...........................       0.50%      0.50%      0.46%     0.39%
Net investment income c .......................................................       1.09%      1.18%      1.41%     3.78%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............................................   $228,876   $190,189   $103,348   $16,155
Portfolio turnover rate .......................................................       2.53%      0.98%      0.68%     0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 2, 2004 to December 31, 2004.


44 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                                                  ------------------------------------------
                                                                                          YEAR ENDED DECEMBER 31,
CLASS C                                                                               2007       2006       2005    2004 h
                                                                                  ------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................   $  12.82   $  11.74   $  11.18   $ 10.00
                                                                                  ------------------------------------------
Income from investment operations a:
   Net investment income b,c ..................................................       0.06       0.08       0.09      0.15
   Net realized and unrealized gains (losses) .................................       0.71       1.54       0.72      1.12
                                                                                  ------------------------------------------
Total from investment operations ..............................................       0.77       1.62       0.81      1.27
                                                                                  ------------------------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ..      (0.08)     (0.12)     (0.09)    (0.06)
   Net realized gains .........................................................      (0.43)     (0.42)     (0.16)    (0.03)
                                                                                  ------------------------------------------
Total distributions ...........................................................      (0.51)     (0.54)     (0.25)    (0.09)
                                                                                  ------------------------------------------
Redemption fees ...............................................................         -- g       -- g       -- g      -- g
                                                                                  ------------------------------------------
Net asset value, end of year ..................................................   $  13.08   $  12.82   $  11.74   $ 11.18
                                                                                  ==========================================

Total return d ................................................................       6.11%     13.92%      7.22%    12.66%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ...........................       1.34%      1.36%      1.55%     2.96%
Expenses net of waiver and payments by affiliates f ...........................       1.16%      1.14%      1.11%     1.04%
Net investment income c .......................................................       0.43%      0.54%      0.76%     3.13%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............................................   $ 84,173   $ 68,482   $ 36,568   $ 4,558
Portfolio turnover rate .......................................................       2.53%      0.98%      0.68%     0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 2, 2004 (commencement of operations) to December 31,
2004.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                                               ------------------------------------------------
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                    2007        2006        2005        2004 h
                                                                               ------------------------------------------------
CLASS R
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................................   $   12.90   $   11.79   $   11.18   $   10.00
                                                                               ------------------------------------------------
Income from investment operations a:
   Net investment income b,c ...............................................        0.11        0.14        0.11        0.15
   Net realized and unrealized gains (losses) ..............................        0.73        1.55        0.77        1.13
                                                                               ------------------------------------------------
Total from investment operations ...........................................        0.84        1.69        0.88        1.28
                                                                               ------------------------------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying
      Funds ................................................................       (0.14)      (0.16)      (0.11)      (0.07)

   Net realized gains ......................................................       (0.43)      (0.42)      (0.16)      (0.03)
                                                                               ------------------------------------------------
Total distributions ........................................................       (0.57)      (0.58)      (0.27)      (0.10)
                                                                               ------------------------------------------------
Redemption fees ............................................................          -- g        -- g        -- g        -- g
                                                                               ------------------------------------------------
Net asset value, end of year ...............................................   $   13.17   $   12.90   $   11.79   $   11.18
                                                                               ================================================

Total return d .............................................................        6.58%      14.49%       7.86%      12.81%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ........................        0.85%       0.87%       1.05%       2.46%
Expenses net of waiver and payments by affiliates f ........................        0.67%       0.65%       0.61%       0.54%
Net investment income c ....................................................        0.92%       1.03%       1.26%       3.63%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................................   $   1,433   $   1,539   $   1,287   $     260
Portfolio turnover rate ....................................................        2.53%       0.98%       0.68%       0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 2, 2004 (commencement of operations) to December 31,
2004.


46 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                                               ------------------------------------------------
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                    2007        2006        2005        2004 h
                                                                               ------------------------------------------------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................................   $   12.93   $   11.81   $   11.19   $   10.00
                                                                               ------------------------------------------------
Income from investment operations a:
   Net investment income b,c ...............................................        0.24        0.22        0.11        0.14
   Net realized and unrealized gains (losses) ..............................        0.68        1.54        0.82        1.16
                                                                               ------------------------------------------------
Total from investment operations ...........................................        0.92        1.76        0.93        1.30
                                                                               ------------------------------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying
      Funds ................................................................       (0.20)      (0.22)      (0.15)      (0.08)
   Net realized gains ......................................................       (0.43)      (0.42)      (0.16)      (0.03)
                                                                               ------------------------------------------------
Total distributions ........................................................       (0.63)      (0.64)      (0.31)      (0.11)
                                                                               ------------------------------------------------
Redemption fees ............................................................          -- g        -- g        -- g        -- g
                                                                               ------------------------------------------------
Net asset value, end of year ...............................................   $   13.22   $   12.93   $   11.81      $11.19
                                                                               ================================================

Total return d .............................................................        7.26%      15.07%       8.31%      13.01%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ........................        0.35%       0.37%       0.55%       1.96%
Expenses net of waiver and payments by affiliates f ........................        0.17%       0.15%       0.11%       0.04%
Net investment income c ....................................................        1.42%       1.53%       1.76%       4.13%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................................   $   2,804   $   1,931   $   1,104   $     196
Portfolio turnover rate ....................................................        2.53%       0.98%       0.68%       0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.74% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 2, 2004 (commencement of operations) to December 31,
2004.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                                                    SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 99.7%
  DOMESTIC EQUITY 66.7%
  Franklin Flex Cap Growth Fund, Advisor Class ...............................................     2,166,760   $ 105,824,562
  Mutual Shares Fund, Class Z ................................................................     4,169,739     105,661,195
                                                                                                               --------------
                                                                                                                 211,485,757
                                                                                                               --------------
  FOREIGN EQUITY 33.0%
  Templeton Growth Fund Inc., Advisor Class ..................................................     4,354,551     104,901,123
                                                                                                               --------------
  TOTAL LONG TERM INVESTMENTS (COST $292,695,870) ............................................                   316,386,880
                                                                                                               --------------
  SHORT TERM INVESTMENT (COST $101,416) 0.0% b
  MONEY MARKET FUND 0.0% b
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% .......................       101,416         101,416
                                                                                                               --------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $292,797,286) 99.7% ............................                   316,488,296
  OTHER ASSETS, LESS LIABILITIES 0.3% ........................................................                       798,405
                                                                                                               --------------
  NET ASSETS 100.0% ..........................................................................                 $ 317,286,701
                                                                                                               ==============

a See Note 6 regarding investments in Underlying Funds.

b Rounds to less than 0.1% of net assets.

c The rate shown is the annualized seven-day yield at period end.


48 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

                                                         ---------------------------------------------------
                                                             FRANKLIN          FRANKLIN          FRANKLIN
                                                            TEMPLETON         TEMPLETON         TEMPLETON
                                                            COREFOLIO       FOUNDING FUNDS     PERSPECTIVES
                                                         ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                                         ---------------------------------------------------
Assets:
   Investments in Underlying Funds (Note 6):
     Cost ............................................      $642,045,364   $15,985,825,075     $292,797,286
                                                         ===================================================
     Value ...........................................      $757,076,740   $16,246,488,866     $316,488,296
   Receivables:
     Investment securities sold ......................           200,000        53,310,354               --
     Capital shares sold .............................         2,173,637        66,257,785        1,252,250
   Other assets ......................................                --                --           62,199
                                                         ---------------------------------------------------
     Total assets ....................................       759,450,377    16,366,057,005      317,802,745
                                                         ---------------------------------------------------

Liabilities:
   Payables:
     Capital shares redeemed .........................           878,154        40,300,623          188,216
     Affiliates ......................................           689,632        15,702,352          289,905
     Unaffiliated transfer agent fees ................                --                --           37,923
   Funds advanced by custodian .......................           168,938        50,560,181               --
   Accrued expenses and other liabilities ............            74,176         4,253,592               --
                                                         ---------------------------------------------------
     Total liabilities ...............................         1,810,900       110,816,748          516,044
                                                         ---------------------------------------------------
       Net assets, at value ..........................      $757,639,477   $16,255,240,257     $317,286,701
                                                         ===================================================

Net assets consist of:
   Paid-in capital ...................................      $627,365,467   $15,668,399,523     $287,318,086
   Undistributed net investment income (loss) ........           806,821         9,727,549          131,201
   Net unrealized appreciation (depreciation) ........       115,031,376       260,663,791       23,691,010
   Accumulated net realized gain (loss) ..............        14,435,813       316,449,394        6,146,404
                                                         ---------------------------------------------------
       Net assets, at value ..........................      $757,639,477   $16,255,240,257     $317,286,701
                                                         ===================================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2007

                                                                                ---------------------------------------------------
                                                                                   FRANKLIN           FRANKLIN         FRANKLIN
                                                                                   TEMPLETON         TEMPLETON         TEMPLETON
                                                                                   COREFOLIO       FOUNDING FUNDS    PERSPECTIVES
                                                                                ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                                                                ---------------------------------------------------
CLASS A:
   Net assets, at value .....................................................   $   497,313,641   $10,161,472,993   $   228,876,495
                                                                                ===================================================
   Shares outstanding .......................................................        34,971,941       752,935,770        17,380,634
                                                                                ===================================================
   Net asset value per share ................................................   $         14.22   $         13.50   $         13.17
                                                                                ===================================================
   Maximum offering price per share (net assets value per share / 94.25%) ...   $         15.09   $         14.32   $         13.97
                                                                                ===================================================
CLASS B:
   Net assets, at value .....................................................   $    72,530,042   $   722,716,433
                                                                                =================================
   Shares outstanding .......................................................         5,137,358        53,713,964
                                                                                =================================
   Net asset value and maximum offering price per share a ...................   $         14.12   $         13.45
                                                                                =================================
CLASS C:
   Net assets, at value .....................................................   $   181,951,036   $ 5,295,157,115   $    84,172,685
                                                                                ===================================================
   Shares outstanding .......................................................        12,924,676       398,501,247         6,437,328
                                                                                ===================================================
   Net asset value and maximum offering price per share a ...................   $         14.08   $         13.29   $         13.08
                                                                                ===================================================
CLASS R:
   Net assets, at value .....................................................   $     2,601,727   $    29,027,502   $     1,433,392
                                                                                ===================================================
   Shares outstanding .......................................................           183,245         2,150,112           108,842
                                                                                ===================================================
   Net asset value and maximum offering price per share a ...................   $         14.20   $         13.50   $         13.17
                                                                                ===================================================
ADVISOR CLASS:
   Net assets, at value .....................................................   $     3,243,031   $    46,866,214   $     2,804,129
                                                                                ===================================================
   Shares outstanding .......................................................           227,573         3,451,123           212,093
                                                                                ===================================================
   Net asset value and maximum offering price per share a ...................   $         14.25   $         13.58   $         13.22
                                                                                ===================================================

a Redemption price is equal to the net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


50 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the year ended December 31, 2007

                                                                              ------------------------------------------------------
                                                                                 FRANKLIN            FRANKLIN           FRANKLIN
                                                                                 TEMPLETON          TEMPLETON          TEMPLETON
                                                                                 COREFOLIO        FOUNDING FUNDS      PERSPECTIVES
                                                                              ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND
                                                                              ------------------------------------------------------
Investment income:
   Dividends from Underlying Funds (Note 6) ...............................   $    11,270,120    $   524,310,165    $    4,711,028
                                                                              ------------------------------------------------------
Expenses:
   Administrative fees (Note 3a) ..........................................           756,867         14,954,069           297,015
   Distribution fees (Note 3b)
     Class A ..............................................................         1,626,574         30,537,397           709,152
     Class B ..............................................................           766,114          7,682,361                --
     Class C ..............................................................         1,793,784         48,679,511           767,350
     Class R ..............................................................            13,393            142,467             7,248
   Transfer agent fees (Note 3d) ..........................................         1,326,515         15,747,007           618,854
   Custodian fees .........................................................               514             10,148                --
   Reports to shareholders ................................................            83,762          1,215,933            17,098
   Registration and filing fees ...........................................            96,238            828,774            60,041
   Professional fees ......................................................            30,702            169,521            25,948
   Trustees' fees and expenses ............................................             3,506             90,018             1,630
   Other ..................................................................            19,440            296,895            10,354
                                                                              ------------------------------------------------------
     Total expenses .......................................................         6,517,409        120,354,101         2,514,690
     Expenses waived/paid by affiliates (Note 3e) .........................        (1,074,823)        (7,850,670)         (538,626)
                                                                              ------------------------------------------------------
       Net expenses .......................................................         5,442,586        112,503,431         1,976,064
                                                                              ------------------------------------------------------
         Net investment income ............................................         5,827,534        411,806,734         2,734,964
                                                                              ------------------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
     Sale of investments in Underlying Funds ..............................           484,595        (11,778,472)          107,078
     Realized gain distributions by Underlying Funds ......................        26,194,063        676,352,654        12,125,385
                                                                              ------------------------------------------------------
         Net realized gain (loss) from Underlying Funds ...................        26,678,658        664,574,182        12,232,463
                                                                              ------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on investments in
         Underlying Funds .................................................         2,933,990       (789,793,282)        2,728,681
                                                                              ------------------------------------------------------
Net realized and unrealized gain (loss) ...................................        29,612,648       (125,219,100)       14,961,144
                                                                              ------------------------------------------------------
Net increase (decrease) in net assets resulting from operations ...........   $    35,440,182    $   286,587,634    $   17,696,108
                                                                              ======================================================


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  ----------------------------------
                                                                                                          FRANKLIN TEMPLETON
                                                                                                       COREFOLIO ALLOCATION FUND
                                                                                                  ----------------------------------
                                                                                                        YEAR ENDED DECEMBER 31,
                                                                                                        2007              2006
                                                                                                  ----------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income (loss) .............................................................   $     5,827,534   $     3,736,014
     Net realized gain (loss) from Underlying Funds ...........................................        26,678,658        24,029,110
     Net change in unrealized appreciation (depreciation) on investments in Underlying Funds ..         2,933,990        61,294,086
                                                                                                  ----------------------------------
         Net increase (decrease) in net assets resulting from operations ......................        35,440,182        89,059,210
                                                                                                  ----------------------------------
   Distributions to shareholders from:
     Net investment income and short term gains received from Underlying Funds:
       Class A ................................................................................        (5,840,602)       (5,156,182)
       Class B ................................................................................          (347,605)         (395,188)
       Class C ................................................................................          (976,333)         (951,148)
       Class R ................................................................................           (25,991)          (25,068)
       Advisor Class ..........................................................................           (48,599)          (44,139)
     Net realized gains:
       Class A ................................................................................       (14,073,351)      (11,448,102)
       Class B ................................................................................        (2,191,830)       (2,054,806)
       Class C ................................................................................        (5,194,889)       (4,266,699)
       Class R ................................................................................           (75,541)          (65,663)
       Advisor Class ..........................................................................           (92,288)          (79,089)
                                                                                                  ----------------------------------
Total distributions to shareholders ...........................................................       (28,867,029)      (24,486,084)
                                                                                                  ----------------------------------
   Capital share transactions: (Note 2)
       Class A ................................................................................        34,638,044        63,989,093
       Class B ................................................................................        (4,799,240)       (2,554,475)
       Class C ................................................................................        13,884,383        19,093,712
       Class R ................................................................................            42,997           112,639
       Advisor Class ..........................................................................           135,731            (5,903)
                                                                                                  ----------------------------------
   Total capital share transactions ...........................................................        43,901,915        80,635,066
                                                                                                  ----------------------------------

   Redemption fees ............................................................................             1,283             2,409
                                                                                                  ----------------------------------
         Net increase (decrease) in net assets ................................................        50,476,351       145,210,601

Net assets:
   Beginning of year ..........................................................................       707,163,126       561,952,525
                                                                                                  ----------------------------------
   End of year ................................................................................   $   757,639,477   $   707,163,126
                                                                                                  ==================================
Undistributed net investment income included in net assets:
   End of year ................................................................................   $       806,821   $       746,559
                                                                                                  ==================================


52 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                  ----------------------------------
                                                                                                          FRANKLIN TEMPLETON
                                                                                                    FOUNDING FUNDS ALLOCATION FUND
                                                                                                  ----------------------------------
                                                                                                        YEAR ENDED DECEMBER 31,
                                                                                                        2007              2006
                                                                                                  ----------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income ....................................................................   $   411,806,734   $   245,818,909
     Net realized gain (loss) from Underlying Funds ...........................................       664,574,182       497,747,137
     Net change in unrealized appreciation (depreciation) on investments in Underlying Funds ..      (789,793,282)      866,728,549
                                                                                                  ----------------------------------
         Net increase (decrease) in net assets resulting from operations ......................       286,587,634     1,610,294,595
                                                                                                  ----------------------------------
   Distributions to shareholders from:
     Net investment income and short term gains received from Underlying Funds:
       Class A ................................................................................      (317,349,633)     (215,722,803)
       Class B ................................................................................       (17,434,411)      (18,066,213)
       Class C ................................................................................      (136,416,205)      (93,577,572)
       Class R ................................................................................          (850,119)         (683,952)
       Advisor Class ..........................................................................        (1,589,342)         (799,059)
     Net realized gains:
       Class A ................................................................................      (304,268,073)     (202,445,425)
       Class B ................................................................................       (24,803,530)      (25,277,173)
       Class C ................................................................................      (160,810,003)     (104,093,208)
       Class R ................................................................................          (913,018)         (727,036)
       Advisor Class ..........................................................................        (1,390,383)         (652,974)
                                                                                                  ----------------------------------
   Total distributions to shareholders ........................................................      (965,824,717)     (662,045,415)
                                                                                                  ----------------------------------
   Capital share transactions: (Note 2)
       Class A ................................................................................     3,296,660,627     2,657,895,916
       Class B ................................................................................       (20,839,227)       (1,624,509)
       Class C ................................................................................     1,832,949,853     1,330,975,579
       Class R ................................................................................         5,610,819         4,909,568
       Advisor Class ..........................................................................        23,543,435        10,900,983
                                                                                                  ----------------------------------
   Total capital share transactions ...........................................................     5,137,925,507     4,003,057,537
                                                                                                  ----------------------------------

   Redemption fees ............................................................................            90,601            45,813
                                                                                                  ----------------------------------
         Net increase (decrease) in net assets ................................................     4,458,779,025     4,951,352,530

Net assets:
   Beginning of year ..........................................................................    11,796,461,232     6,845,108,702
                                                                                                  ----------------------------------
   End of year ................................................................................   $16,255,240,257   $11,796,461,232
                                                                                                  ==================================
Undistributed net investment income included in net assets:
   End of year ................................................................................   $     9,727,549   $     6,495,779
                                                                                                  ==================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 53

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                  ----------------------------------
                                                                                                          FRANKLIN TEMPLETON
                                                                                                     PERSPECTIVES ALLOCATION FUND
                                                                                                  ----------------------------------
                                                                                                        YEAR ENDED DECEMBER 31,
                                                                                                        2007              2006
                                                                                                  ----------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income ....................................................................   $     2,734,964   $     2,101,962
     Net realized gain (loss) from Underlying Funds ...........................................        12,232,463        10,241,921
     Net change in unrealized appreciation (depreciation) on investments in Underlying Funds ..         2,728,681        16,328,995
                                                                                                  ----------------------------------
       Net increase (decrease) in net assets resulting from operations ........................        17,696,108        28,672,878
                                                                                                  ----------------------------------
   Distributions to shareholders from:
     Net investment income and short term gains received from Underlying Funds:
       Class A ................................................................................        (2,720,323)       (2,636,779)
       Class C ................................................................................          (498,075)         (608,817)
       Class R ................................................................................           (14,529)          (18,516)
       Advisor Class ..........................................................................           (41,571)          (31,836)
     Net realized gains:
       Class A ................................................................................        (6,969,461)       (5,309,666)
       Class C ................................................................................        (2,547,116)       (1,947,481)
       Class R ................................................................................           (45,646)          (48,316)
       Advisor Class ..........................................................................           (76,998)          (51,944)
                                                                                                  ----------------------------------
   Total distributions to shareholders ........................................................       (12,913,719)      (10,653,355)
                                                                                                  ----------------------------------
   Capital share transactions: (Note 2)
       Class A ................................................................................        35,125,183        73,695,077
       Class C ................................................................................        14,529,010        27,278,019
       Class R ................................................................................          (143,982)          129,556
       Advisor Class ..........................................................................           852,484           709,790
                                                                                                  ----------------------------------
   Total capital share transactions ...........................................................        50,362,695       101,812,442
                                                                                                  ----------------------------------

   Redemption fees ............................................................................               509             1,365
                                                                                                  ----------------------------------
       Net increase (decrease) in net assets ..................................................        55,145,593       119,833,330

Net assets:
   Beginning of year ..........................................................................       262,141,108       142,307,778
                                                                                                  ----------------------------------
   End of year ................................................................................   $   317,286,701   $   262,141,108
                                                                                                  ==================================
Undistributed net investment income included in net assets:
   End of year ................................................................................   $       131,201   $       105,807
                                                                                                  ==================================


54 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds. All funds included in this report (Funds) are diversified. The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The classes of shares offered within each of the funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-------------------------------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS R & ADVISOR CLASS     CLASS A, CLASS C, CLASS R & ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
Franklin Templeton Corefolio Allocation Fund           Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


                                                              Annual Report | 55

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


56 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                       -------------------------------------------------------------------
                                             FRANKLIN TEMPLETON                FRANKLIN TEMPLETON
                                                 COREFOLIO                       FOUNDING FUNDS
                                              ALLOCATION FUND                    ALLOCATION FUND
                                       -------------------------------------------------------------------
                                          SHARES           AMOUNT           SHARES            AMOUNT
                                       -------------------------------------------------------------------
CLASS A SHARES:
Year ended December 31, 2007
  Shares sold ......................      6,378,170   $    93,084,616      292,721,549   $  4,204,831,048
  Shares issued in reinvestment
    of distributions ...............      1,343,124        18,899,053       43,121,092        585,972,631
  Shares redeemed ..................     (5,283,476)      (77,345,625)    (104,395,290)    (1,494,143,052)
                                       -------------------------------------------------------------------
  Net increase (decrease) ..........      2,437,818   $    34,638,044      231,447,351   $  3,296,660,627
                                       ===================================================================
Year ended December 31, 2006
  Shares sold ......................      8,161,304   $   108,477,197      226,522,568   $  3,030,923,306
  Shares issued in reinvestment
    of distributions ...............      1,144,598        15,782,576       28,515,695        392,894,378
  Shares redeemed ..................     (4,542,041)      (60,270,680)     (57,633,916)      (765,921,768)
                                       -------------------------------------------------------------------
  Net increase (decrease) ..........      4,763,861   $    63,989,093      197,404,347   $  2,657,895,916
                                       ===================================================================
CLASS B SHARES:
Year ended December 31, 2007
  Shares sold ......................        163,283   $     2,375,521        1,830,543   $     26,037,839
  Shares issued in reinvestment
    of distributions ...............        173,408         2,410,075        2,891,384         39,193,366
  Shares redeemed ..................       (661,660)       (9,584,836)      (6,046,820)       (86,070,432)
                                       -------------------------------------------------------------------
  Net increase (decrease) ..........       (324,969)  $    (4,799,240)      (1,324,893)  $    (20,839,227)
                                       ===================================================================
Year ended December 31, 2006
  Shares sold ......................        192,527   $     2,536,173        2,512,203   $     32,986,440
  Shares issued in reinvestment
    of distributions ...............        171,568         2,330,160        2,959,112         40,296,439
  Shares redeemed ..................       (565,350)       (7,420,808)      (5,704,616)       (74,907,388)
                                       -------------------------------------------------------------------
  Net increase (decrease) ..........       (201,255)  $    (2,554,475)        (233,301)  $     (1,624,509)
                                       ===================================================================
CLASS C SHARES:
Year ended December 31, 2007
  Shares sold ......................      2,444,225   $    35,225,036      157,486,626   $  2,223,665,616
  Shares issued in reinvestment
    of distributions ...............        411,520         5,713,280       19,278,071        257,996,100
  Shares redeemed ..................     (1,872,480)      (27,053,933)     (46,146,097)      (648,711,863)
                                       -------------------------------------------------------------------
  Net increase (decrease) ..........        983,265   $    13,884,383      130,618,600   $  1,832,949,853
                                       ===================================================================
Year ended December 31, 2006
  Shares sold ......................      2,801,164   $    36,821,258      112,866,790   $  1,492,839,628
  Shares issued in reinvestment
    of distributions ...............        355,817         4,836,589       12,624,288        171,288,034
  Shares redeemed ..................     (1,723,290)      (22,564,135)     (25,455,349)      (333,152,083)
                                       -------------------------------------------------------------------
  Net increase (decrease) ..........      1,433,691   $    19,093,712      100,035,729   $  1,330,975,579
                                       ===================================================================


                                                              Annual Report | 57

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       -------------------------------------------------------------------
                                             FRANKLIN TEMPLETON                FRANKLIN TEMPLETON
                                                 COREFOLIO                       FOUNDING FUNDS
                                              ALLOCATION FUND                    ALLOCATION FUND
                                       -------------------------------------------------------------------
                                          SHARES           AMOUNT           SHARES            AMOUNT
                                       -------------------------------------------------------------------
CLASS R SHARES:
Year ended December 31, 2007
  Shares sold ......................         29,749   $       432,620          685,879   $      9,833,344
  Shares issued in reinvestment
    of distributions ...............          7,237           101,532          129,305          1,757,748
  Shares redeemed ..................        (33,870)         (491,155)        (413,096)        (5,980,273)
                                       -------------------------------------------------------------------
  Net increase (decrease) ..........          3,116   $        42,997          402,088   $      5,610,819
                                       ===================================================================
Year ended December 31, 2006
  Shares sold ......................         14,097   $       190,555          435,024   $      5,763,678
  Shares issued in reinvestment
    of distributions ...............          6,585            90,465          102,353          1,406,218
  Shares redeemed ..................        (13,061)         (168,381)        (168,735)        (2,260,328)
                                       -------------------------------------------------------------------
  Net increase (decrease) ..........          7,621   $       112,639          368,642   $      4,909,568
                                       ===================================================================
ADVISOR CLASS SHARES:
Year ended December 31, 2007
  Shares sold ......................         25,060   $       368,676        2,787,785   $     40,332,750
  Shares issued in reinvestment
    of distributions ...............          9,535           134,617          200,669          2,743,050
  Shares redeemed ..................        (24,639)         (367,562)      (1,325,204)       (19,532,365)
                                       -------------------------------------------------------------------
  Net increase (decrease) ..........          9,956   $       135,731        1,663,250   $     23,543,435
                                       ===================================================================
Year ended December 31, 2006
  Shares sold ......................         19,054   $       257,559          930,526   $     12,764,223
  Shares issued in reinvestment
    of distributions ...............          8,496           117,490           99,300          1,378,303
  Shares redeemed ..................        (29,233)         (380,952)        (240,484)        (3,241,543)
                                       -------------------------------------------------------------------
  Net increase (decrease) ..........         (1,683)  $        (5,903)         789,342   $     10,900,983
                                       ===================================================================

                                                        -------------------------------
                                                              FRANKLIN TEMPLETON
                                                         PERSPECTIVES ALLOCATION FUND
                                                        -------------------------------
                                                            SHARES          AMOUNT
                                                        -------------------------------
CLASS A SHARES:
Year ended December 31, 2007
  Shares sold .......................................       4,365,614   $   58,774,977
  Shares issued in reinvestment of distributions ....         718,932        9,372,129
  Shares redeemed ...................................      (2,442,712)     (33,021,923)
                                                        -------------------------------
  Net increase (decrease) ...........................       2,641,834   $   35,125,183
                                                        ===============================
Year ended December 31, 2006
  Shares sold .......................................       6,964,227   $   85,684,048
  Shares issued in reinvestment of distributions ....         597,951        7,641,648
  Shares redeemed ...................................      (1,586,137)     (19,630,619)
                                                        -------------------------------
  Net increase (decrease) ...........................       5,976,041   $   73,695,077
                                                        ===============================


58 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                        -------------------------------
                                                               FRANKLIN TEMPLETON
                                                         PERSPECTIVES ALLOCATION FUND
                                                        -------------------------------
                                                             SHARES          AMOUNT
                                                        -------------------------------
CLASS C SHARES:
Year ended December 31, 2007
   Shares sold ......................................       1,691,743   $   22,521,919
   Shares issued in reinvestment of distributions ...         218,500        2,821,600
   Shares redeemed ..................................        (813,348)     (10,814,509)
                                                        -------------------------------
   Net increase (decrease) ..........................       1,096,895   $   14,529,010
                                                        ===============================
Year ended December 31, 2006
   Shares sold ......................................       2,515,614   $   30,767,210
   Shares issued in reinvestment of distributions ...         185,518        2,351,317
   Shares redeemed ..................................        (475,818)      (5,840,508)
                                                        -------------------------------
   Net increase (decrease) ..........................       2,225,314   $   27,278,019
                                                        ===============================
CLASS R SHARES:
Year ended December 31, 2007
   Shares sold ......................................          20,847   $      278,831
   Shares issued in reinvestment of distributions ...           4,625           60,158
   Shares redeemed ..................................         (35,903)        (482,971)
                                                        -------------------------------
   Net increase (decrease) ..........................         (10,431)  $     (143,982)
                                                        ===============================
Year ended December 31, 2006
   Shares sold ......................................          26,399   $      325,236
   Shares issued in reinvestment of distributions ...           5,252           66,832
   Shares redeemed ..................................         (21,571)        (262,512)
                                                        -------------------------------
   Net increase (decrease) ..........................          10,080   $      129,556
                                                        ===============================
ADVISOR CLASS SHARES:
Year ended December 31, 2007
   Shares sold ......................................         121,870   $    1,673,964
   Shares issued in reinvestment of distributions ...           7,764          101,709
   Shares redeemed ..................................         (66,889)        (923,189)
                                                        -------------------------------
   Net increase (decrease) ..........................          62,745   $      852,484
                                                        ===============================
Year ended December 31, 2006
   Shares sold ......................................          77,632   $      985,355
   Shares issued in reinvestment of distributions ...           6,364           81,641
   Shares redeemed ..................................         (28,121)        (357,206)
                                                        -------------------------------
   Net increase (decrease) ..........................          55,875   $      709,790
                                                        ===============================


                                                              Annual Report | 59

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of certain of the Underlying Funds and of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                               AFFILIATION
--------------------------------------------------------------------------------
Franklin Templeton Services, LLC (FT Services)           Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)     Principal underwriter
Franklin Templeton Investor Services, LLC (Investor
Services)                                                Transfer agent

A. ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of 0.10% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund's investment in the Underlying Funds.

B. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

                  -------------------------------------------------------------
                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                       COREFOLIO         FOUNDING FUNDS       PERSPECTIVES
                    ALLOCATION FUND      ALLOCATION FUND     ALLOCATION FUND
                  -------------------------------------------------------------
Class A ......           0.35%                0.35%                0.35%
Class B ......           1.00%                1.00%                  --
Class C ......           1.00%                1.00%                1.00%
Class R ......           0.50%                0.50%                0.50%

The Board of Trustees has agreed to limit the current rate to 0.30% per year for Class A shares for the period of August 1, 2007 through January 31, 2009.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                       -------------------------------------------------------------
                                       FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                            COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                         ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                       -------------------------------------------------------------
Sales charges retained net of
   commissions paid to unaffiliated
   broker/dealers ..................        $501,714            $22,354,082           $299,238
Contingent deferred sales
   charges retained ................        $131,928            $ 2,088,536           $ 14,045


60 | Annual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. TRANSFER AGENT FEES

For the year ended December 31, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                       -------------------------------------------------------------
                                       FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                            COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                         ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                       -------------------------------------------------------------
Transfer agent fees ................        $805,644            $8,005,167            $394,752

E. WAIVER AND EXPENSE REIMBURSEMENTS

FT Services and Investor Services have agreed in advance to waive all or a portion of their fees and to assume payment of other expenses through April 30, 2009. Total expenses waived/paid are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. After April 30, 2009, FT Services and Investor Services may discontinue this waiver at any time upon notice to the Funds' Board of Trustees.

4. INCOME TAXES

The Funds have reviewed the tax positions taken on federal income tax returns, for each of the three open tax years and as of December 31, 2007 and have determined that no provision for income tax is required in the Funds' financial statements.

The tax character of distributions paid during the years ended December 31, 2007 and 2006, was as follows:

                                --------------------------------------------------------------
                                     FRANKLIN TEMPLETON              FRANKLIN TEMPLETON
                                  COREFOLIO ALLOCATION FUND    FOUNDING FUNDS ALLOCATION FUND
                                --------------------------------------------------------------
                                   YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                      2007           2006          2007             2006
                                --------------------------------------------------------------
Distributions paid from:
   Ordinary income ..........   $    7,797,367   $ 6,624,465   $475,261,307   $   329,011,319
   Long term capital gain ...       21,069,662    17,861,619    490,563,410       333,034,096
                                --------------------------------------------------------------
                                $   28,867,029   $24,486,084   $965,824,717   $   662,045,415
                                ==============================================================

                                        --------------------------------
                                                  FRANKLIN TEMPLETON
                                                     PERSPECTIVES
                                                   ALLOCATION FUND
                                        --------------------------------
                                             YEAR ENDED DECEMBER 31,
                                            2007              2006
                                        --------------------------------

Distributions paid from:
   Ordinary income ..................   $  3,440,711   $      3,297,921
   Long term capital gain ...........      9,473,008          7,355,434
                                        --------------------------------
                                        $ 12,913,719   $     10,653,355
                                        ================================


                                                              Annual Report | 61

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

At December 31, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                                -------------------------------------------------------------
                                                FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                     COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                  ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                -------------------------------------------------------------
Cost of investments .........................   $      642,752,013   $   16,001,089,841   $      292,946,030
                                                =============================================================

Unrealized appreciation .....................   $      114,324,727   $      245,399,025   $       23,542,266
Unrealized depreciation .....................                   --                   --                   --
                                                -------------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $      114,324,727   $      245,399,025   $       23,542,266
                                                =============================================================

Undistributed ordinary income ...............   $          806,822   $        9,727,549   $          135,705
Undistributed long term capital gains .......           15,142,462          331,714,160            6,290,644
                                                -------------------------------------------------------------
Distributable earnings ......................   $       15,949,284   $      341,441,709   $        6,426,349
                                                =============================================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of short term capital gain distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2007, were as follows:

                                                -------------------------------------------------------------
                                                FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                    COREFOLIO         FOUNDING FUNDS         PERSPECTIVES
                                                  ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND
                                                -------------------------------------------------------------
Purchases ...................................   $       59,887,327   $    5,495,895,827   $       59,383,308
Sales .......................................   $       13,003,633   $      168,175,984   $        7,504,212


62 | Annual Report

Franklin Templeton Fund Allocator Series

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc., (Advisers), an affiliate of FT Services, or by an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At December 31, 2007, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

--------------------------------------------------------------------------------
NAME OF ISSUER                                             % OF SHARES HELD
--------------------------------------------------------------------------------
FRANLIN TEMPLETON COREFOLIO ALLOCATION FUND
   Franklin Capital Growth Fund .......................        12.64%
   Franklin Growth Fund ...............................         6.41%
FRANLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
   Mutual Shares Fund, Class Z ........................        21.25%
   Templeton Growth Fund Inc. .........................        14.59%
   Franklin Income Fund Inc. ..........................         8.98%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.


                                                              Annual Report | 63

Franklin Templeton Fund Allocator Series

7. REGULATORY AND LITIGATION MATTERS (CONTINUED)

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


64 | Annual Report

Franklin Templeton Fund Allocator Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund, and Franklin Templeton Perspectives Allocation Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the "Funds") at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2008


                                                              Annual Report | 65

Franklin Templeton Fund Allocator Series

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2007:

                   -----------------------------------------------------------
                   FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                       COREFOLIO         FOUNDING FUNDS       PERSPECTIVES
                    ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND
                   -----------------------------------------------------------
                      $24,739,217         $608,713,545        $11,560,489

Under Section 871(k)(2)(C) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2007:

                   -----------------------------------------------------------
                   FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                       COREFOLIO         FOUNDING FUNDS       PERSPECTIVES
                    ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND
                   -----------------------------------------------------------
                         $521,933           $1,572,412           $170,717

Under Section 854(b)(2) of the Code, the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2007.

                   -----------------------------------------------------------
                   FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                       COREFOLIO         FOUNDING FUNDS       PERSPECTIVES
                    ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND
                   -----------------------------------------------------------
                           94.32%              40.04%              66.54%

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2007.

                   -----------------------------------------------------------
                   FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                       COREFOLIO         FOUNDING FUNDS       PERSPECTIVES
                    ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND
                   -----------------------------------------------------------
                      $12,101,709         $329,160,862         $4,867,023

In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.


66 | Annual Report

Franklin Templeton Fund Allocator Series

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)         Trustee          Since 1995          141                      Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)        Trustee          Since 2005          121                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                 Trustee          Since April 2007    121                      Chevron Corporation (global energy
One Franklin Parkway                                                                          company) and ICO Global
San Mateo, CA 94403-1906                                                                      Communications (Holdings) Limited
                                                                                              (satellite company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)         Trustee          Since 1998          141                      Hess Corporation (exploration and
One Franklin Parkway                                                                          refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                                      Company (processed foods and
                                                                                              allied products), RTI International
                                                                                              Metals, Inc. (manufacture and
                                                                                              distribution of titanium), Canadian
                                                                                              National Railway (railroad) and White
                                                                                              Mountains Insurance Group, Ltd.
                                                                                              (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 67

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)        Trustee          Since 1995          121                      Center for Creative Land Recycling
One Franklin Parkway                                                                          (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)           Trustee          Since April 2007    141                      Hess Corporation (exploration and
One Franklin Parkway                                                                          refining of oil and gas) and Sentient
San Mateo, CA 94403-1906                                                                      Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)        Trustee          Since April 2007    141                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)           Lead             Trustee since       121                      None
One Franklin Parkway            Independent      2006 and Lead
San Mateo, CA 94403-1906        Trustee          Independent
                                                 Trustee since
                                                 January 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and      Since 1995          141                      None
One Franklin Parkway            Chairman of
San Mateo, CA 94403-1906        the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


68 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)     Trustee          Since April 2007    92                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton
Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)           Chief            Chief Compliance    Not Applicable           Not Applicable
One Franklin Parkway            Compliance       Officer since 2004
San Mateo, CA 94403-1906        Officer and      and Vice President
                                Vice President   - AML Compliance
                                - AML            since 2006
                                Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)          Treasurer        Since 2004          Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 28 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)         Senior Vice      Since 2002          Not Applicable           Not Applicable
500 East Broward Blvd.          President
Suite 2100                      and Chief
Fort Lauderdale, FL 33394-3091  Executive
                                Officer -
                                Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 69

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)            Vice President   Since 2000          Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)   President        President and       Not Applicable           Not Applicable
One Franklin Parkway            and Chief        Chief Executive
San Mateo, CA 94403-1906        Executive        Officer -
                                Officer -        Investment
                                Investment       Management
                                Management       since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)        Vice President   Since 2006          Not Applicable           Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)            Vice President   Since 2005          Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------


70 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)          Chief Financial   Since 2004         Not Applicable           Not Applicable
500 East Broward Blvd.          Officer and
Suite 2100                      Chief
Fort Lauderdale, FL 33394-3091  Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.
(1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer, director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to December 31, 2007, Rupert H. Johnson, Jr. ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 71

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


72 | Annual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund II 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R)  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
   Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity
   U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


12/07                                              Not part of the annual report

   [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FAS2  A2007 02/08








                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                    Franklin Templeton
                                                    2015 Retirement Target Fund

                                                    Franklin Templeton
                                                    2025 Retirement Target Fund

                                                    Franklin Templeton
                                                    2035 Retirement Target Fund

                                                    Franklin Templeton
                                                    2045 Retirement Target Fund

--------------------------------------------------------------------------------
    ANNUAL REPORT AND SHAREHOLDER LETTER                 ASSET ALLOCATION
--------------------------------------------------------------------------------
                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                 FRANKLIN TEMPLETON
                FUND ALLOCATOR SERIES               Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o TEMPLETON o MUTUAL SERIES

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Economic and Market Overview ..............................................    3

Franklin Templeton 2015 Retirement Target Fund ............................    5

Franklin Templeton 2025 Retirement Target Fund ............................   15

Franklin Templeton 2035 Retirement Target Fund ............................   25

Franklin Templeton 2045 Retirement Target Fund ............................   35

Financial Highlights and Statements of Investments ........................   45

Financial Statements ......................................................   65

Notes to Financial Statements .............................................   70

Report of Independent Registered Public Accounting Firm ...................   80

Tax Designation ...........................................................   81

Board Members and Officers ................................................   82

Shareholder Information ...................................................   87

--------------------------------------------------------------------------------

Annual Report

Economic and Market Overview

During the 12 months ended December 31, 2007, the U.S. economy advanced at a moderate but uneven pace. After slow first quarter growth, gross domestic product (GDP) advanced solidly in the second quarter, supported by federal defense spending, accelerating exports and declining imports, and greater business spending. In the third quarter, growth accelerated despite a struggling housing market and the abrupt unraveling of the subprime mortgage market. The housing downturn affected the overall economy by fourth quarter 2007 when GDP growth decelerated as credit conditions worsened and consumer spending slowed.

Consumer confidence declined through period-end largely due to rising mortgage and fuel costs, falling home prices and a weaker job market. Oil prices were volatile and established a new record high in November, nearing $99 per barrel. For the 12 months ended December 31, 2007, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate. 1

Facing the prospect of slower economic growth, the Federal Reserve Board lowered the federal funds target rate to 4.25% from 5.25% during the period. As investors fled riskier, poorer-performing assets, U.S. Treasuries rallied and the 10-year Treasury note yield fell from 4.71% at the beginning of the period to 4.04% on December 31, 2007.

The global economy remained resilient despite elevated energy prices and widespread fears of contagion from the deteriorating U.S. housing situation. Consumer and corporate demand strength, particularly in China and other developing economies, generally favorable employment and accommodative monetary policies continued to underpin the current global expansionary period that began in 2002.

These factors also contributed to the strength of global equity markets during 2007. However, concerns about slower growth and declining asset quality surfaced in the first quarter. Initially centered on the U.S. subprime mortgage market, they spread in August to global capital markets. Difficulties in assessing risk and the value of collateral in the structured finance industry contributed

1. Source: Bureau of Labor Statistics.


                                                               Annual Report | 3
to declining risk appetite among lenders and investors. The private equity industry, which relies on the availability of cheap credit, played a pivotal role in several large and high-profile acquisitions, helped boost merger and acquisition activity in the first half of 2007, and was an important driver of equity performance. A second-half tightening of liquidity led to slower deal activity and weighed on market performance. However, in 2007, global merger and acquisition activity still reached record levels.

To alleviate the credit crunch and restore investor confidence, the world's major central banks infused capital into the system. However, credit and equity markets continued to face headwinds as write-downs and losses from subprime mortgage financing affected many large financial institutions toward the end of the year, and equity prices remained volatile. For the year, however, global and non-U.S. equity markets registered the fifth consecutive year of double-digit total returns. Broad-based stock performance by European and Asian shares at least doubled that of U.S. stocks, while emerging market equity returns more than tripled those in developed markets. In addition, U.S. dollar weakness versus the currencies of many major trading partners enhanced equity returns for U.S.-based investors holding stocks denominated in these currencies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


4 | Annual Report

Franklin Templeton
2015 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2015 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2015 approaches.

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton 2015 Retirement Target Fund
Based on Total Net Assets as of 12/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity ........................................................   45.7%
Foreign Equity .........................................................   21.0%
Domestic Fixed Income ..................................................   15.5%
Foreign Fixed Income ...................................................    8.2%
Short-Term Investments & Other Net Assets ..............................    9.6%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Templeton 2015 Retirement Target Fund covers the fiscal year ended December 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton 2015 Retirement Target Fund - Class A posted a +9.84% cumulative total return for the 12 months ended December 31, 2007. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 49.


                                                               Annual Report | 5

TOP 10 FUND HOLDINGS
Franklin Templeton
2015 Retirement Target Fund
12/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Mutual Shares Fund
- Class Z                                                                 13.5%
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund
- Advisor Class                                                           13.1%
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II
- Advisor Class                                                           11.1%
--------------------------------------------------------------------------------
Templeton Global Bond Fund
- Advisor Class                                                            8.2%
--------------------------------------------------------------------------------
Franklin U.S. Government Securities
Fund - Advisor Class                                                       7.9%
--------------------------------------------------------------------------------
Mutual European Fund
- Class Z                                                                  7.7%
--------------------------------------------------------------------------------
Franklin Total Return Fund
- Advisor Class                                                            5.4%
--------------------------------------------------------------------------------
Templeton China World Fund
- Advisor Class                                                            3.9%
--------------------------------------------------------------------------------
Templeton Foreign Fund
- Advisor Class                                                            3.9%
--------------------------------------------------------------------------------
Franklin Natural Resources Fund
- Advisor Class                                                            3.4%
--------------------------------------------------------------------------------

fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +5.49%, +11.63%, +6.97% and +4.91%, respectively, during the same time.1 You can find other performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund's risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each target fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

1. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


6 | Annual Report

At period-end, Franklin Templeton 2015 Retirement Target Fund's domestic equity exposure was 68.5% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2007, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z, representing 13.5% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 65.5% of the Fund's total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 8.2% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, outperformed the S&P 500, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, underperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index, while Franklin U.S. Government Securities Fund - Advisor Class underperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton 2015 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ T. Anthony Coffey

                  T. Anthony Coffey, CFA
                  Portfolio Manager
                  Franklin Templeton 2015 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 7

Performance Summary as of 12/31/07

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------------------------
CLASS A  (SYMBOL: N/A)                                       CHANGE     12/31/07             12/31/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.66       $11.35               $10.69
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
------------------------------------------------------------------------------------------------------
Dividend Income                              $0.2313
------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.1569
------------------------------------------------------------------------------------------------------
       TOTAL                                 $0.3882
------------------------------------------------------------------------------------------------------
CLASS C  (SYMBOL: N/A)                                       CHANGE     12/31/07             12/31/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.61       $11.28               $10.67
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
------------------------------------------------------------------------------------------------------
Dividend Income                              $0.1933
------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.1569
------------------------------------------------------------------------------------------------------
       TOTAL                                 $0.3502
------------------------------------------------------------------------------------------------------
CLASS R  (SYMBOL: N/A)                                       CHANGE     12/31/07             12/31/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.64       $11.32               $10.68
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
------------------------------------------------------------------------------------------------------
Dividend Income                              $0.2238
------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.1569
------------------------------------------------------------------------------------------------------
       TOTAL                                 $0.3807
------------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                                  CHANGE     12/31/07             12/31/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.67       $11.37               $10.70
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS  (1/1/07-12/31/07)
------------------------------------------------------------------------------------------------------
Dividend Income                              $0.2612
------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.1569
------------------------------------------------------------------------------------------------------
       TOTAL                                 $0.4181
------------------------------------------------------------------------------------------------------


8 | Annual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------
CLASS A                                                                 1-YEAR     INCEPTION (8/1/06)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                +9.84%           +19.27%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                            +3.54%            +8.61%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                          $10,354           $11,241
------------------------------------------------------------------------------------------------------
     Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------------
       Without Waiver                           7.75%
------------------------------------------------------------------------------------------------------
       With Waiver                              1.32%
------------------------------------------------------------------------------------------------------
CLASS C                                                                 1-YEAR     INCEPTION (8/1/06)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                +9.02%           +18.07%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                            +8.02%           +12.44%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                          $10,802           $11,807
------------------------------------------------------------------------------------------------------
     Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------------
       Without Waiver                           8.40%
------------------------------------------------------------------------------------------------------
       With Waiver                              1.97%
------------------------------------------------------------------------------------------------------
CLASS R                                                                 1-YEAR     INCEPTION (8/1/06)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                +9.59%           +18.88%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                            +9.59%           +12.99%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                          $10,959           $11,888
------------------------------------------------------------------------------------------------------
     Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------------
       Without Waiver                           7.90%
------------------------------------------------------------------------------------------------------
       With Waiver                              1.47%
------------------------------------------------------------------------------------------------------
ADVISOR CLASS                                                           1-YEAR     INCEPTION (8/1/06)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                               +10.21%           +19.86%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                           +10.21%           +13.64%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                          $11,021           $11,986
------------------------------------------------------------------------------------------------------
     Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------------
       Without Waiver                           7.40%
------------------------------------------------------------------------------------------------------
       With Waiver                              0.97%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
CLASS A                      12/31/07
-------------------------------------
1-Year                         +3.54%
-------------------------------------
Since Inception (8/1/06)       +8.61%
-------------------------------------

      CLASS A (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2015 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90-Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
------------------------------------------------------------------------------------------------
  8/1/2006           $ 9,425          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $ 9,576          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $ 9,604          $10,502     $10,296         $10,242            $10,088
10/31/2006           $ 9,887          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,160          $11,050     $11,020         $10,430            $10,170
12/31/2006           $10,235          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $10,378          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $10,369          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $10,514          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $10,801          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $11,060          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $11,020          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $10,845          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $10,893          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $11,363          $12,228     $12,909         $10,768            $10,611
10/31/2007           $11,733          $12,423     $13,417         $10,865            $10,644
11/30/2007           $11,295          $11,903     $12,980         $11,060            $10,692
12/31/2007           $11,241          $11,821     $12,688         $11,091            $10,716

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
CLASS C                      12/31/07
-------------------------------------
1-Year                         +8.02%
-------------------------------------
Since Inception (8/1/06)      +12.44%
-------------------------------------

      CLASS C (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2015 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
------------------------------------------------------------------------------------------------
  8/1/2006           $10,000          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $10,150          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $10,180          $10,502     $10,296         $10,242            $10,088
10/31/2006           $10,480          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,760          $11,050     $11,020         $10,430            $10,170
12/31/2006           $10,830          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $10,972          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $10,952          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $11,096          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,401          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $11,665          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $11,613          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,427          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,469          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $11,961          $12,228     $12,909         $10,768            $10,611
10/31/2007           $12,332          $12,423     $13,417         $10,865            $10,644
11/30/2007           $11,868          $11,903     $12,980         $11,060            $10,692
12/31/2007           $11,807          $11,821     $12,688         $11,091            $10,716


10 | Annual Report

      CLASS R (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2015 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
  DATE             Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
------------------------------------------------------------------------------------------------
  8/1/2006           $10,000          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $10,160          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $10,190          $10,502     $10,296         $10,242            $10,088
10/31/2006           $10,490          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,770          $11,050     $11,020         $10,430            $10,170
12/31/2006           $10,848          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $11,001          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $10,990          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $11,145          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,449          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $11,714          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $11,678          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,493          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,534          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $12,030          $12,228     $12,909         $10,768            $10,611
10/31/2007           $12,413          $12,423     $13,417         $10,865            $10,644
11/30/2007           $11,948          $11,903     $12,980         $11,060            $10,692
12/31/2007           $11,888          $11,821     $12,688         $11,091            $10,716

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS R                     12/31/07
------------------------------------
1-Year                        +9.59%
------------------------------------
Since Inception (8/1/06)     +12.99%
------------------------------------

      ADVISOR CLASS (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2015 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
------------------------------------------------------------------------------------------------
  8/1/2006           $10,000          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $10,160          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $10,200          $10,502     $10,296         $10,242            $10,088
10/31/2006           $10,500          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,790          $11,050     $11,020         $10,430            $10,170
12/31/2006           $10,875          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $11,028          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $11,028          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $11,182          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,487          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $11,762          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $11,731          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,545          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,597          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $12,105          $12,228     $12,909         $10,768            $10,611
10/31/2007           $12,499          $12,423     $13,417         $10,865            $10,644
11/30/2007           $12,043          $11,903     $12,980         $11,060            $10,692
12/31/2007           $11,986          $11,821     $12,688         $11,091            $10,716

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
ADVISOR CLASS                12/31/07
-------------------------------------
1-Year                        +10.21%
-------------------------------------
Since Inception (8/1/06)      +13.64%
-------------------------------------


                                                              Annual Report | 11

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. If the manager had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. See page 6 for descriptions of the S&P 500, the MSCI EAFE Index, the LB U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


12 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000. IF AN ACCOUNT HAD AN $8,600 VALUE,THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT      ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                               VALUE 7/1/07         VALUE 12/31/07        PERIOD* 7/1/07-12/31/07
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000               $1,020.10                    $2.44
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000               $1,022.79                    $2.45
--------------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000               $1,016.80                    $5.95
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000               $1,019.31                    $5.96
--------------------------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000               $1,018.00                    $3.41
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000               $1,021.83                    $3.41
--------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000               $1,021.70                    $0.87
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000               $1,024.35                    $0.87
--------------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.48%; C: 1.17%; R: 0.67%; and Advisor: 0.17%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


14 | Annual Report

Franklin Templeton
2025 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2025 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2025 approaches.

--------------------------------------------------------------------------------

ASSET ALLOCATION*
Franklin Templeton 2025 Retirement Target Fund
Based on Total Net Assets as of 12/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity ........................................................   56.0%
Foreign Equity .........................................................   25.9%
Domestic Fixed Income ..................................................    9.0%
Foreign Fixed Income ...................................................    4.6%
Short-Term Investments &
Other Net Assets .......................................................    4.5%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON. COM OR CALL 1-800 /342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Templeton 2025 Retirement Target Fund covers the fiscal year ended December 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton 2025 Retirement Target Fund - Class A posted a +10.19% cumulative total return for the 12 months ended December 31, 2007. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 54.


                                                              Annual Report | 15

TOP 10 FUND HOLDINGS
Franklin Templeton
2025 Retirement Target Fund
12/31/07
--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Mutual Shares Fund
- Class Z                                                                  16.5%
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund
- Advisor Class                                                            15.8%
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II
- Advisor Class                                                            13.8%
--------------------------------------------------------------------------------
Mutual European Fund
- Class Z                                                                   9.6%
--------------------------------------------------------------------------------
Templeton China World Fund
- Advisor Class                                                             4.8%
--------------------------------------------------------------------------------
Templeton Foreign Fund
- Advisor Class                                                             4.7%
--------------------------------------------------------------------------------
Templeton Global Bond Fund
- Advisor Class                                                             4.6%
--------------------------------------------------------------------------------
Franklin U.S. Government Securities
Fund - Advisor Class                                                        4.4%
--------------------------------------------------------------------------------
Franklin Growth Opportunities Fund
- Advisor Class                                                             4.3%
--------------------------------------------------------------------------------
Franklin Natural Resources Fund
- Advisor Class                                                             4.2%
--------------------------------------------------------------------------------

fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +5.49%, +11.63%, +6.97% and +4.91%, respectively, during the same time.1 You can find other performance data in the Performance Summary beginning on page 18.

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund's risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each target fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

1. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


16 | Annual Report

At period-end, Franklin Templeton 2025 Retirement Target Fund's domestic equity exposure was 68.3% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2007, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z, representing 16.5% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 66.4% of the Fund's total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 4.6% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, outperformed the S&P 500, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, underperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index, while Franklin U.S. Government Securities Fund - Advisor Class underperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton 2025 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ T. Anthony Coffey

                  T. Anthony Coffey, CFA
                  Portfolio Manager
                  Franklin Templeton 2025 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 17

Performance Summary as of 12/31/07

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------
CLASS A  (SYMBOL: N/A)                                 CHANGE    12/31/07   12/31/06
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.67      $11.45     $10.78
--------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------------
Dividend Income                             $0.2065
--------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0003
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.2194
--------------------------------------------------------------------------------------
       TOTAL                                $0.4262
--------------------------------------------------------------------------------------
CLASS C  (SYMBOL: N/A)                                 CHANGE    12/31/07   12/31/06
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.63      $11.40     $10.77
--------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------------
Dividend Income                             $0.1650
--------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0003
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.2194
--------------------------------------------------------------------------------------
       TOTAL                                $0.3847
--------------------------------------------------------------------------------------
CLASS R  (SYMBOL: N/A)                                 CHANGE    12/31/07   12/31/06
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.67      $11.44     $10.77
--------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------------
Dividend Income                             $0.1971
--------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0003
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.2194
--------------------------------------------------------------------------------------
       TOTAL                                $0.4168
--------------------------------------------------------------------------------------
ADVISOR CLASS  (SYMBOL: N/A)                           CHANGE    12/31/07   12/31/06
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.67      $11.46     $10.79
--------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
--------------------------------------------------------------------------------------
Dividend Income                             $0.2360
--------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0003
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.2194
--------------------------------------------------------------------------------------
       TOTAL                                $0.4557
--------------------------------------------------------------------------------------


18 | Annual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------
CLASS A                                                       1-YEAR     INCEPTION (8/1/06)
-------------------------------------------------------------------------------------------
Cumulative Total Return 2                                    +10.19%          +20.56%
-------------------------------------------------------------------------------------------
Average Annual Total Return 3                                 +3.83%           +9.44%
-------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                $10,383          $11,363
-------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------
     Without Waiver                       4.98%
-------------------------------------------------------------------------------------------
     With Waiver                          1.35%
-------------------------------------------------------------------------------------------
CLASS C                                                       1-YEAR     INCEPTION (8/1/06)
-------------------------------------------------------------------------------------------
Cumulative Total Return 2                                     +9.43%          +19.50%
-------------------------------------------------------------------------------------------
Average Annual Total Return 3                                 +8.43%          +13.40%
-------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                $10,843          $11,950
-------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------
     Without Waiver                       5.63%
-------------------------------------------------------------------------------------------
     With Waiver                          2.00%
-------------------------------------------------------------------------------------------
CLASS R                                                       1-YEAR     INCEPTION (8/1/06)
-------------------------------------------------------------------------------------------
Cumulative Total Return 2                                    +10.11%          +20.36%
-------------------------------------------------------------------------------------------
Average Annual Total Return 3                                +10.11%          +13.98%
-------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                $11,011          $12,036
-------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------
     Without Waiver                       5.13%
-------------------------------------------------------------------------------------------
     With Waiver                          1.50%
-------------------------------------------------------------------------------------------
ADVISOR CLASS                                                 1-YEAR     INCEPTION (8/1/06)
-------------------------------------------------------------------------------------------
Cumulative Total Return 2                                    +10.46%          +21.04%
-------------------------------------------------------------------------------------------
Average Annual Total Return 3                                +10.46%          +14.43%
-------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                $11,046          $12,104
-------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------
     Without Waiver                       4.63%
-------------------------------------------------------------------------------------------
     With Waiver                          1.00%
-------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                              Annual Report | 19

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS A                       12/31/07
--------------------------------------
1-Year                          +3.83%
--------------------------------------
Since Inception (8/1/06)        +9.44%
--------------------------------------

      CLASS A (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2025 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
------------------------------------------------------------------------------------------------
  8/1/2006           $ 9,425          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $ 9,595          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $ 9,614          $10,502     $10,296         $10,242            $10,088
10/31/2006           $ 9,934          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,226          $11,050     $11,020         $10,430            $10,170
12/31/2006           $10,312          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $10,494          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $10,475          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $10,572          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $10,898          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $11,204          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $11,170          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $10,956          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,024          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $11,555          $12,228     $12,909         $10,768            $10,611
10/31/2007           $11,964          $12,423     $13,417         $10,865            $10,644
11/30/2007           $11,428          $11,903     $12,980         $11,060            $10,692
12/31/2007           $11,363          $11,821     $12,688         $11,091            $10,716

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
CLASS C                       12/31/07
---------------------------------------
1-Year                           +8.43%
---------------------------------------
Since Inception (8/1/06)        +13.40%
---------------------------------------

      CLASS C (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2025 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
------------------------------------------------------------------------------------------------
  8/1/2006           $10,000          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $10,170          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $10,190          $10,502     $10,296         $10,242            $10,088
10/31/2006           $10,530          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,830          $11,050     $11,020         $10,430            $10,170
12/31/2006           $10,920          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $11,102          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $11,082          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $11,175          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,510          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $11,834          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $11,790          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,553          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,625          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $12,174          $12,228     $12,909         $10,768            $10,611
10/31/2007           $12,607          $12,423     $13,417         $10,865            $10,644
11/30/2007           $12,019          $11,903     $12,980         $11,060            $10,692
12/31/2007           $11,950          $11,821     $12,688         $11,091            $10,716


20 | Annual Report

      CLASS R (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2025 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
------------------------------------------------------------------------------------------------
  8/1/2006           $10,000          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $10,180          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $10,200          $10,502     $10,296         $10,242            $10,088
10/31/2006           $10,540          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,840          $11,050     $11,020         $10,430            $10,170
12/31/2006           $10,931          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $11,124          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $11,103          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $11,207          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,552          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $11,877          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $11,838          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,601          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,683          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $12,241          $12,228     $12,909         $10,768            $10,611
10/31/2007           $12,675          $12,423     $13,417         $10,865            $10,644
11/30/2007           $12,097          $11,903     $12,980         $11,060            $10,692
12/31/2007           $12,036          $11,821     $12,688         $11,091            $10,716

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
CLASS R                        12/31/07
---------------------------------------
1-Year                          +10.11%
---------------------------------------
Since Inception (8/1/06)        +13.98%
---------------------------------------

      ADVISOR CLASS (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2025 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
------------------------------------------------------------------------------------------------
  8/1/2006           $10,000          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $10,180          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $10,210          $10,502     $10,296         $10,242            $10,088
10/31/2006           $10,550          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,860          $11,050     $11,020         $10,430            $10,170
12/31/2006           $10,957          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $11,140          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $11,130          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $11,234          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,579          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $11,914          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $11,880          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,652          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,725          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $12,297          $12,228     $12,909         $10,768            $10,611
10/31/2007           $12,743          $12,423     $13,417         $10,865            $10,644
11/30/2007           $12,163          $11,903     $12,980         $11,060            $10,692
12/31/2007           $12,104          $11,821     $12,688         $11,091            $10,716

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
ADVISOR CLASS                  12/31/07
---------------------------------------
1-Year                          +10.46%
---------------------------------------
Since Inception (8/1/06)        +14.43%
---------------------------------------


                                                              Annual Report | 21

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C:         These shares have higher annual fees and expenses than Class
                 A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. If the manager had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. See page 16 for descriptions of the S&P 500, the MSCI EAFE Index, the LB U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


22 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                      BEGINNING ACCOUNT        ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                                 VALUE  7/1/07          VALUE 12/31/07      PERIOD* 7/1/07-12/31/07
---------------------------------------------------------------------------------------------------------------------------
Actual                                                      $1,000                $1,017.30                 $2.34
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $1,000                $1,022.89                 $2.35
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                      $1,000                $1,013.50                 $5.89
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $1,000                $1,019.36                 $5.90
---------------------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------------------
Actual                                                      $1,000                $1,016.70                 $3.35
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $1,000                $1,021.88                 $3.36
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Actual                                                      $1,000                $1,018.90                 $0.81
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $1,000                $1,024.40                 $0.82
---------------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.46%; C: 1.16%; R: 0.66%; and Advisor: 0.16%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


24 | Annual Report

Franklin Templeton
2035 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2035 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2035 approaches.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Templeton 2035 Retirement Target Fund covers the fiscal year ended December 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton 2035 Retirement Target Fund - Class A posted a cumulative total return of +11.05% for the 12 months ended December 31, 2007. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +5.49%, +11.63%, +6.97% and +4.91%, respectively, during the same time.1 You can find other performance data in the Performance Summary beginning on page 28.

ASSET ALLOCATION*
Franklin Templeton
2035 Retirement Target Fund
Based on Total Net Assets as of 12/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Domestic Equity                                 64.2%
Foreign Equity                                  29.9%
Domestic Fixed Income                            1.5%
Foreign Fixed Income                             0.8%
Short-Term Investments & Other Net Assets        3.6%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

1. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 59.


                                                              Annual Report | 25

TOP 10 FUND HOLDINGS
Franklin Templeton
2035 Retirement Target Fund 12/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Mutual Shares Fund
- Class Z                                                                  18.6%
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund
- Advisor Class                                                            18.5%
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II
- Advisor Class                                                            15.8%
--------------------------------------------------------------------------------
Mutual European Fund
- Class Z                                                                  11.0%
--------------------------------------------------------------------------------
Templeton China World Fund
- Advisor Class                                                             5.5%
--------------------------------------------------------------------------------
Templeton Foreign Fund
- Advisor Class                                                             5.4%
--------------------------------------------------------------------------------
Franklin Natural Resources Fund
- Advisor Class                                                             4.8%
--------------------------------------------------------------------------------
Franklin Growth Opportunities Fund
-Advisor Class                                                              4.8%
--------------------------------------------------------------------------------
Franklin Gold and Precious Metals Fund
- Advisor Class                                                             4.2%
--------------------------------------------------------------------------------
Franklin Global Real Estate Fund
- Advisor Class                                                             3.8%
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin Templeton 2035 Retirement Target Fund's domestic equity exposure was 68.2% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2007, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z, representing 18.6% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 67.1% of the Fund's total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class and Franklin U.S. Government Securities Fund - Advisor Class were our largest fixed income fund weightings at 0.8% of total net assets each.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, outperformed the S&P 500, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, underperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index, while Franklin U.S. Government Securities Fund - Advisor Class underperformed the LB U.S. Aggregate Index.


26 | Annual Report

Thank you for your continued participation in Franklin Templeton 2035 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ T. Anthony Coffey

                  T. Anthony Coffey, CFA
                  Portfolio Manager
                  Franklin Templeton 2035 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 27

Performance Summary as of 12/31/07

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------
CLASS A  (SYMBOL: N/A)                                    CHANGE   12/31/07   12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$0.73     $11.61     $10.88
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                                 $0.1634
---------------------------------------------------------------------------------------
Short-Term Capital Gain                         $0.0010
---------------------------------------------------------------------------------------
Long-Term Capital Gain                          $0.2959
---------------------------------------------------------------------------------------
       TOTAL                                    $0.4603
---------------------------------------------------------------------------------------
CLASS C  (SYMBOL: N/A)                                    CHANGE   12/31/07   12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$0.66     $11.52     $10.86
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                                 $0.1420
---------------------------------------------------------------------------------------
Short-Term Capital Gain                         $0.0010
---------------------------------------------------------------------------------------
Long-Term Capital Gain                          $0.2959
---------------------------------------------------------------------------------------
       TOTAL                                    $0.4389
---------------------------------------------------------------------------------------
CLASS R  (SYMBOL: N/A)                                    CHANGE   12/31/07   12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$0.71     $11.59     $10.88
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                                 $0.1617
---------------------------------------------------------------------------------------
Short-Term Capital Gain                         $0.0010
---------------------------------------------------------------------------------------
Long-Term Capital Gain                          $0.2959
---------------------------------------------------------------------------------------
       TOTAL                                    $0.4586
---------------------------------------------------------------------------------------
ADVISOR CLASS  (SYMBOL: N/A)                              CHANGE   12/31/07   12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$0.75     $11.64     $10.89
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                                 $0.1855
---------------------------------------------------------------------------------------
Short-Term Capital Gain                         $0.0010
---------------------------------------------------------------------------------------
Long-Term Capital Gain                          $0.2959
---------------------------------------------------------------------------------------
       TOTAL                                    $0.4824
---------------------------------------------------------------------------------------


28 | Annual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------
CLASS A                                                                   1-YEAR   INCEPTION (8/1/06)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +11.05%        +22.64%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                              +4.70%        +10.77%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                            $10,470        $11,559
------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------------
       Without Waiver                             9.90%
------------------------------------------------------------------------------------------------------
       With Waiver                                1.39%
------------------------------------------------------------------------------------------------------
CLASS C                                                                   1-YEAR   INCEPTION (8/1/06)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +10.12%        +21.29%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                              +9.12%        +14.60%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                            $10,912        $12,129
------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------------
      Without Waiver                             10.55%
------------------------------------------------------------------------------------------------------
      With Waiver                                 2.04%
------------------------------------------------------------------------------------------------------
CLASS R                                                                   1-YEAR   INCEPTION (8/1/06)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +10.76%        +22.27%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                             +10.76%        +15.25%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                            $11,076        $12,227
------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------------
      Without Waiver                             10.05%
------------------------------------------------------------------------------------------------------
      With Waiver                                 1.54%
------------------------------------------------------------------------------------------------------
ADVISOR CLASS                                                             1-YEAR   INCEPTION (8/1/06)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +11.34%        +23.14%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                             +11.34%        +15.83%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                            $11,134        $12,314
------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
------------------------------------------------------------------------------------------------------
      Without Waiver                              9.55%
------------------------------------------------------------------------------------------------------
      With Waiver                                 1.04%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                              Annual Report | 29

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS A                   12/31/07
-----------------------------------
1-Year                       +4.70%
-----------------------------------
Since Inception (8/1/06)    +10.77%
-----------------------------------

      CLASS A (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2035 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    INDEX 6         Index 6         T-Bill Index 6
------------------------------------------------------------------------------------------------
  8/1/2006           $ 9,425          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $ 9,614          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $ 9,632          $10,502     $10,296         $10,242            $10,088
10/31/2006           $ 9,981          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,311          $11,050     $11,020         $10,430            $10,170
12/31/2006           $10,409          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $10,610          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $10,552          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $10,708          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,062          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $11,416          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $11,387          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,094          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,182          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $11,769          $12,228     $12,909         $10,768            $10,611
10/31/2007           $12,268          $12,423     $13,417         $10,865            $10,644
11/30/2007           $11,622          $11,903     $12,980         $11,060            $10,692
12/31/2007           $11,559          $11,821     $12,688         $11,091            $10,716

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS C                    12/31/07
-----------------------------------
1-Year                       +9.12%
-----------------------------------
Since Inception (8/1/06)    +14.60%
-----------------------------------

      CLASS C (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2035 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
------------------------------------------------------------------------------------------------
  8/1/2006           $10,000          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $10,190          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $10,210          $10,502     $10,296         $10,242            $10,088
10/31/2006           $10,580          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,910          $11,050     $11,020         $10,430            $10,170
12/31/2006           $11,014          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $11,217          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $11,146          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $11,311          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,676          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $12,051          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $12,000          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,689          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,782          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $12,394          $12,228     $12,909         $10,768            $10,611
10/31/2007           $12,903          $12,423     $13,417         $10,865            $10,644
11/30/2007           $12,208          $11,903     $12,980         $11,060            $10,692
12/31/2007           $12,129          $11,821     $12,688         $11,091            $10,716


30 | Annual Report

      CLASS R (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2035 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
------------------------------------------------------------------------------------------------
  8/1/2006           $10,000          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $10,190          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $10,220          $10,502     $10,296         $10,242            $10,088
10/31/2006           $10,590          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,930          $11,050     $11,020         $10,430            $10,170
12/31/2006           $11,040          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $11,253          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $11,182          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $11,337          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,712          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $12,098          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $12,057          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,746          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,839          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $12,462          $12,228     $12,909         $10,768            $10,611
10/31/2007           $12,981          $12,423     $13,417         $10,865            $10,644
11/30/2007           $12,296          $11,903     $12,980         $11,060            $10,692
12/31/2007           $12,227          $11,821     $12,688         $11,091            $10,716

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS R                    12/31/07
-----------------------------------
1-Year                      +10.76%
-----------------------------------
Since Inception (8/1/06)    +15.25%
-----------------------------------

      ADVISOR CLASS (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2035 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
------------------------------------------------------------------------------------------------
  8/1/2006           $10,000          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $10,200          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $10,230          $10,502     $10,296         $10,242            $10,088
10/31/2006           $10,610          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,950          $11,050     $11,020         $10,430            $10,170
12/31/2006           $11,060          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $11,284          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $11,213          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $11,388          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,764          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $12,150          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $12,120          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,808          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,912          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $12,535          $12,228     $12,909         $10,768            $10,611
10/31/2007           $13,065          $12,423     $13,417         $10,865            $10,644
11/30/2007           $12,390          $11,903     $12,980         $11,060            $10,692
12/31/2007           $12,314          $11,821     $12,688         $11,091            $10,716

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
ADVISOR CLASS              12/31/07
-----------------------------------
1-Year                      +11.34%
-----------------------------------
Since Inception (8/1/06)    +15.83%
-----------------------------------


                                                              Annual Report | 31

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. If the manager had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. See page 25 for descriptions of the S&P 500, the MSCI EAFE Index, the LB U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


32 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 33

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT      ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                               VALUE 7/1/07          VALUE 12/31/07       PERIOD* 7/1/07-12/31/07
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,015.10                   $2.39
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,022.84                   $2.40
--------------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,010.70                   $5.88
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,019.36                   $5.90
--------------------------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,014.10                   $3.35
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,021.88                   $3.36
--------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,016.10                   $0.81
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,024.40                   $0.82
--------------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.47%; C: 1.16%; R: 0.66%; and Advisor: 0.16%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


34 | Annual Report

Franklin Templeton
2045 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2045 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), with an increasing emphasis on income as the target date of 2045 approaches.

--------------------------------------------------------------------------------

ASSET ALLOCATION*

Franklin  Templeton 2045 Retirement  Target Fund
Based on Total Net Assets as of 12/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Equity ........................................................   65.7%
Foreign Equity .........................................................   30.9%
Short-Term Investments &
Other Net Assets .......................................................    3.4%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------
This annual report for Franklin Templeton 2045 Retirement Target Fund covers the fiscal year ended December 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton 2045 Retirement Target Fund - Class A posted a cumulative total return of +11.32% for the 12 months ended December 31, 2007. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe,

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 64.


                                                              Annual Report | 35

TOP 10 FUND HOLDINGS
Franklin Templeton
2045 Retirement Target Fund
12/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Mutual Shares Fund
- Class Z                                                                  18.9%
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund
- Advisor Class                                                            18.4%
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II
- Advisor Class                                                            16.4%
--------------------------------------------------------------------------------
Mutual European Fund
- Class Z                                                                  11.4%
--------------------------------------------------------------------------------
Templeton China World Fund
- Advisor Class                                                             5.8%
--------------------------------------------------------------------------------
Templeton Foreign Fund
- Advisor Class                                                             5.5%
--------------------------------------------------------------------------------
Franklin Growth Opportunities Fund
- Advisor Class                                                             5.1%
--------------------------------------------------------------------------------
Franklin Natural Resources Fund
- Advisor Class                                                             5.0%
--------------------------------------------------------------------------------
Franklin Gold and Precious Metals Fund
- Advisor Class                                                             4.3%
--------------------------------------------------------------------------------
Franklin Global Real Estate Fund
- Advisor Class                                                             3.9%
--------------------------------------------------------------------------------

Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +5.49%, +11.63%, +6.97% and +4.91%, respectively, during the same time.1 You can find other performance data in the Performance Summary beginning on page 38.

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

1. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


36 | Annual Report

At period-end, Franklin Templeton 2045 Retirement Target Fund's domestic equity exposure was 68.0% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2007, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Mutual Shares Fund - Class Z, representing 18.9% of the Fund's total net assets, was our largest equity fund weighting at period-end.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, outperformed the S&P 500, while our largest domestic value fund holding, Mutual Shares Fund - Class Z, underperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index, while Franklin Global Real Estate Fund - Advisor Class underperformed the MSCI EAFE Index.

Thank you for your continued participation in Franklin Templeton 2045 Retirement Target Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]   /s/ T. Anthony Coffey

                  T. Anthony Coffey, CFA
                  Portfolio Manager
                  Franklin Templeton 2045 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 37

Performance Summary as of 12/31/07

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------
CLASS A  (SYMBOL: N/A)                                    CHANGE   12/31/07   12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$0.68     $11.57     $10.89
---------------------------------------------------------------------------------------
DISTRIBUTIONS  (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.1614
---------------------------------------------------------------------------------------
Short-Term Capital Gain                      $0.0010
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.3883
---------------------------------------------------------------------------------------
       TOTAL                                 $0.5507
---------------------------------------------------------------------------------------
CLASS C  (SYMBOL: N/A)                                    CHANGE   12/31/07   12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$0.61     $11.48     $10.87
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.1417
---------------------------------------------------------------------------------------
Short-Term Capital Gain                      $0.0010
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.3883
---------------------------------------------------------------------------------------
       TOTAL                                 $0.5310
---------------------------------------------------------------------------------------
CLASS R  (SYMBOL: N/A)                                    CHANGE   12/31/07   12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$0.66     $11.54     $10.88
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.1598
---------------------------------------------------------------------------------------
Short-Term Capital Gain                      $0.0010
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.3883
---------------------------------------------------------------------------------------
       TOTAL                                 $0.5491
---------------------------------------------------------------------------------------
ADVISOR CLASS  (SYMBOL: N/A)                              CHANGE   12/31/07   12/31/06
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$0.69     $11.59     $10.90
---------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
---------------------------------------------------------------------------------------
Dividend Income                              $0.1881
---------------------------------------------------------------------------------------
Short-Term Capital Gain                      $0.0010
---------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.3883
---------------------------------------------------------------------------------------
       TOTAL                                 $0.5774
---------------------------------------------------------------------------------------


38 | Annual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------
CLASS A                                                         1-YEAR   INCEPTION (8/1/06)
-------------------------------------------------------------------------------------------
Cumulative Total Return 2                                       +11.32%         +23.07%
-------------------------------------------------------------------------------------------
Average Annual Total Return 3                                    +4.96%         +11.05%
-------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                  $10,496         $11,600
-------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------
     Without Waiver                         10.11%
-------------------------------------------------------------------------------------------
     With Waiver                             1.39%
-------------------------------------------------------------------------------------------
CLASS C                                                         1-YEAR   INCEPTION (8/1/06)
-------------------------------------------------------------------------------------------
Cumulative Total Return 2                                       +10.50%         +21.88%
-------------------------------------------------------------------------------------------
Average Annual Total Return 3                                    +9.50%         +14.99%
-------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                  $10,950         $12,188
-------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------
     Without Waiver                         10.76%
-------------------------------------------------------------------------------------------
     With Waiver                             2.04%
-------------------------------------------------------------------------------------------
CLASS R                                                         1-YEAR   INCEPTION (8/1/06)
-------------------------------------------------------------------------------------------
Cumulative Total Return 2                                       +11.13%         +22.74%
-------------------------------------------------------------------------------------------
Average Annual Total Return 3                                   +11.13%         +15.56%
-------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                  $11,113         $12,274
-------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------
     Without Waiver                         10.26%
-------------------------------------------------------------------------------------------
     With Waiver                             1.54%
-------------------------------------------------------------------------------------------
ADVISOR CLASS                                                   1-YEAR   INCEPTION (8/1/06)
-------------------------------------------------------------------------------------------
Cumulative Total Return 2                                       +11.65%         +23.62%
-------------------------------------------------------------------------------------------
Average Annual Total Return 3                                   +11.65%         +16.15%
-------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                                  $11,165         $12,362
-------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5
-------------------------------------------------------------------------------------------
     Without Waiver                          9.76%
-------------------------------------------------------------------------------------------
     With Waiver                             1.04%
-------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER HAS CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 4/30/09.


                                                              Annual Report | 39

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS A                    12/31/07
-----------------------------------
1-Year                       +4.96%
-----------------------------------
Since Inception (8/1/06)    +11.05%
-----------------------------------

      CLASS A (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2045 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
-----------------------------------------------------------------------------------------------
  8/1/2006           $ 9,425          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $ 9,614          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $ 9,632          $10,502     $10,296         $10,242            $10,088
10/31/2006           $ 9,991          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,311          $11,050     $11,020         $10,430            $10,170
12/31/2006           $10,420          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $10,621          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $10,563          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $10,738          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,093          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $11,456          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $11,432          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,137          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,245          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $11,846          $12,228     $12,909         $10,768            $10,611
10/31/2007           $12,338          $12,423     $13,417         $10,865            $10,644
11/30/2007           $11,668          $11,903     $12,980         $11,060            $10,692
12/31/2007           $11,600          $11,821     $12,688         $11,091            $10,716

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS C                    12/31/07
-----------------------------------
1-Year                       +9.50%
-----------------------------------
Since Inception (8/1/06)    +14.99%
-----------------------------------

      CLASS C (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2045 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
-----------------------------------------------------------------------------------------------
  8/1/2006           $10,000          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $10,190          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $10,210          $10,502     $10,296         $10,242            $10,088
10/31/2006           $10,590          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,920          $11,050     $11,020         $10,430            $10,170
12/31/2006           $11,030          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $11,243          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $11,172          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $11,347          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,723          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $12,098          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $12,062          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,749          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,843          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $12,470          $12,228     $12,909         $10,768            $10,611
10/31/2007           $12,992          $12,423     $13,417         $10,865            $10,644
11/30/2007           $12,271          $11,903     $12,980         $11,060            $10,692
12/31/2007           $12,188          $11,821     $12,688         $11,091            $10,716


40 | Annual Report

      CLASS R (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2045 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
-----------------------------------------------------------------------------------------------
  8/1/2006           $10,000          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $10,200          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $10,220          $10,502     $10,296         $10,242            $10,088
10/31/2006           $10,600          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,940          $11,050     $11,020         $10,430            $10,170
12/31/2006           $11,044          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $11,268          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $11,207          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $11,382          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,758          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $12,144          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $12,108          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,805          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,909          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $12,536          $12,228     $12,909         $10,768            $10,611
10/31/2007           $13,059          $12,423     $13,417         $10,865            $10,644
11/30/2007           $12,359          $11,903     $12,980         $11,060            $10,692
12/31/2007           $12,274          $11,821     $12,688         $11,091            $10,716

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS R                    12/31/07
-----------------------------------
1-Year                      +11.13%
-----------------------------------
Since Inception (8/1/06)    +15.56%
-----------------------------------

      ADVISOR CLASS (8/1/06-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                FT 2045 Retirement               MSCI EAFE   LB U.S. Aggregate   P&R 90 Day U.S.
   DATE            Target Fund       S&P 500 6    Index 6         Index 6         T-Bill Index 6
-----------------------------------------------------------------------------------------------
  8/1/2006           $10,000          $10,000     $10,000         $10,000            $10,000
 8/31/2006           $10,200          $10,238     $10,278         $10,153            $10,044
 9/30/2006           $10,230          $10,502     $10,296         $10,242            $10,088
10/31/2006           $10,610          $10,844     $10,697         $10,310            $10,127
11/30/2006           $10,960          $11,050     $11,020         $10,430            $10,170
12/31/2006           $11,072          $11,205     $11,366         $10,369            $10,214
 1/31/2007           $11,285          $11,375     $11,444         $10,365            $10,256
 2/28/2007           $11,235          $11,152     $11,538         $10,525            $10,296
 3/31/2007           $11,420          $11,277     $11,838         $10,525            $10,343
 4/30/2007           $11,796          $11,776     $12,374         $10,582            $10,387
 5/31/2007           $12,193          $12,187     $12,608         $10,502            $10,434
 6/30/2007           $12,167          $11,985     $12,627         $10,470            $10,473
 7/31/2007           $11,864          $11,613     $12,442         $10,558            $10,513
 8/31/2007           $11,968          $11,787     $12,251         $10,687            $10,573
 9/30/2007           $12,606          $12,228     $12,909         $10,768            $10,611
10/31/2007           $13,139          $12,423     $13,417         $10,865            $10,644
11/30/2007           $12,439          $11,903     $12,980         $11,060            $10,692
12/31/2007           $12,362          $11,821     $12,688         $11,091            $10,716

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
ADVISOR CLASS              12/31/07
-----------------------------------
1-Year                      +11.65%
-----------------------------------
Since Inception (8/1/06)    +16.15%
-----------------------------------


                                                              Annual Report | 41

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. If the manager had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Sources: Standard & Poor's Micropal; Lehman Brothers Inc. See page 36 for descriptions of the S&P 500, the MSCI EAFE Index, the LB U.S. Aggregate Index and the P&R 90 Day U.S. T-Bill Index.


42 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 43

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT      ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                                VALUE 7/1/07        VALUE 12/31/07        PERIOD* 7/1/07-12/31/07
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,014.70                   $2.34
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,022.89                   $2.35
--------------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,010.40                   $5.83
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,019.41                   $5.85
--------------------------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,013.70                   $3.30
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,021.93                   $3.31
--------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,016.10                   $0.76
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,024.45                   $0.77
--------------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.46%; C: 1.15%; R: 0.65%; and Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


44 | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                                    --------------------
                                                                                         YEAR ENDED
                                                                                        DECEMBER 31,
CLASS A                                                                                2007       2006 h
                                                                                    --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................    $ 10.69     $ 10.00
                                                                                    --------------------
Income from investment operations a:
   Net investment income b, c ..................................................       0.33        0.13
   Net realized and unrealized gains (losses) ..................................       0.72        0.73
                                                                                    --------------------
Total from investment operations ...............................................       1.05        0.86
                                                                                    --------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...      (0.23)      (0.15)
   Net realized gains ..........................................................      (0.16)      (0.02)
                                                                                    --------------------
Total distributions ............................................................      (0.39)      (0.17)
                                                                                    --------------------
Redemption fees ................................................................         -- g        --
                                                                                    --------------------
Net asset value, end of year ...................................................    $ 11.35     $ 10.69
                                                                                    ====================

Total return d .................................................................       9.84%       8.59%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............................       3.60%      12.13%
Expenses net of waiver and payments by affiliates f ............................       0.48%       0.50%
Net investment income c ........................................................       3.11%       2.92%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................    $ 5,269     $ 1,364
Portfolio turnover rate ........................................................       8.19%       2.42%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                                    --------------------
                                                                                         YEAR ENDED
                                                                                        DECEMBER 31,
CLASS C                                                                                2007       2006 h
                                                                                    --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................    $ 10.67     $ 10.00
                                                                                    --------------------
Income from investment operations a:
   Net investment income b, c ..................................................       0.36        0.14
   Net realized and unrealized gains (losses) ..................................       0.60        0.69
                                                                                    --------------------
Total from investment operations ...............................................       0.96        0.83
                                                                                    --------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...      (0.19)      (0.14)
   Net realized gains ..........................................................      (0.16)      (0.02)
                                                                                    --------------------
Total distributions ............................................................      (0.35)      (0.16)
                                                                                    --------------------
Redemption fees ................................................................         -- g        --
                                                                                    --------------------
Net asset value, end of year ...................................................    $ 11.28     $ 10.67
                                                                                    ====================

Total return d .................................................................       9.02%       8.30%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............................       4.28%      12.78%
Expenses net of waiver and payments by affiliates f ............................       1.16%       1.15%
Net investment income c ........................................................       2.43%       2.27%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................    $ 2,213     $    63
Portfolio turnover rate ........................................................       8.19%       2.42%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


46 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                                    --------------------
                                                                                         YEAR ENDED
                                                                                        DECEMBER 31,
CLASS R                                                                                2007       2006 h
                                                                                    --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................    $ 10.68     $ 10.00
                                                                                    --------------------
Income from investment operations a:
   Net investment income b, c ..................................................       0.34        0.11
   Net realized and unrealized gains (losses) ..................................       0.68        0.74
                                                                                    --------------------
Total from investment operations ...............................................       1.02        0.85
                                                                                    --------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...      (0.22)      (0.15)
   Net realized gains ..........................................................      (0.16)      (0.02)
                                                                                    --------------------
Total distributions ............................................................      (0.38)      (0.17)
                                                                                    --------------------
Redemption fees ................................................................         -- g        --
                                                                                    --------------------
Net asset value, end of year ...................................................    $ 11.32     $ 10.68
                                                                                    ====================

Total return d .................................................................       9.59%       8.48%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............................       3.78%      12.28%
Expenses net of waiver and payments by affiliates f ............................       0.66%       0.65%
Net investment income c ........................................................       2.93%       2.77%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................    $ 1,071     $    11
Portfolio turnover rate ........................................................       8.19%       2.42%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investmentincome by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                                                    --------------------
                                                                                         YEAR ENDED
                                                                                        DECEMBER 31,
ADVISOR CLASS                                                                          2007       2006 h
                                                                                    --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................    $ 10.70     $ 10.00
                                                                                    --------------------
Income from investment operations a:
   Net investment income b, c ..................................................       0.30        0.17
   Net realized and unrealized gains (losses) ..................................       0.79        0.71
                                                                                    --------------------
Total from investment operations ...............................................       1.09        0.88
                                                                                    --------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...      (0.26)      (0.16)
   Net realized gains ..........................................................      (0.16)      (0.02)
                                                                                    --------------------
Total distributions ............................................................      (0.42)      (0.18)
                                                                                    --------------------
Redemption fees ................................................................         -- g        --
                                                                                    --------------------
Net asset value, end of year ...................................................    $ 11.37     $ 10.70
                                                                                    ====================

Total return d .................................................................      10.21%       8.75%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............................       3.28%      11.78%
Expenses net of waiver and payments by affiliates f ............................       0.16%       0.15%
Net investment income c ........................................................       3.43%       3.27%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................    $    32     $    20
Portfolio turnover rate ........................................................       8.19%       2.42%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


48 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND                                                    SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 90.4%
  DOMESTIC EQUITY 45.7%
  Franklin Flex Cap Growth Fund, Advisor Class ...........................................          23,067   $1,126,589
b Franklin Growth Opportunities Fund, Advisor Class ......................................          12,848      281,886
  Franklin MicroCap Value Fund, Advisor Class ............................................           3,029      103,252
  Franklin Natural Resources Fund, Advisor Class .........................................           6,539      295,359
b Franklin Small Cap Growth Fund II, Advisor Class .......................................          89,766      953,316
  Mutual Shares Fund, Class Z ............................................................          45,864    1,162,203
                                                                                                             -----------
                                                                                                              3,922,605
                                                                                                             -----------
  DOMESTIC FIXED INCOME 15.5%
  Franklin Strategic Mortgage Portfolio ..................................................          19,671      186,287
  Franklin Total Return Fund, Advisor Class ..............................................          47,109      467,793
  Franklin U.S. Government Securities Fund, Advisor Class ................................         104,823      682,398
                                                                                                             -----------
                                                                                                              1,336,478
                                                                                                             -----------
  FOREIGN EQUITY 21.0%
  Franklin Global Real Estate Fund, Advisor Class ........................................          22,057      219,245
  Franklin Gold and Precious Metals Fund, Advisor Class ..................................           6,769      253,643
  Mutual European Fund, Class Z ..........................................................          25,203      663,334
  Templeton China World Fund, Advisor Class ..............................................           7,662      337,815
  Templeton Foreign Fund, Advisor Class ..................................................          26,594      331,357
                                                                                                             -----------
                                                                                                              1,805,394
                                                                                                             -----------
  FOREIGN FIXED INCOME 8.2%
  Templeton Global Bond Fund, Advisor Class ..............................................          61,757      704,027
                                                                                                             -----------
  TOTAL LONG TERM INVESTMENTS (COST $7,867,881) ..........................................                    7,768,504
                                                                                                             -----------
  SHORT TERM INVESTMENT (COST $477,896) 5.6%
  MONEY MARKET FUND 5.6%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% ...................         477,896      477,896
                                                                                                             -----------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $8,345,777) 96.0% ..........................                    8,246,400
  OTHER ASSETS, LESS LIABILITIES 4.0% ....................................................                      339,592
                                                                                                             -----------
  NET ASSETS 100.0% ......................................................................                   $8,585,992
                                                                                                             ===========

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended December 31, 2007.

c The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                                    --------------------
                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
CLASS A                                                                               2007      2006 h
                                                                                    --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................    $ 10.78    $ 10.00
                                                                                    --------------------
Income from investment operations a:
   Net investment income b, c ..................................................       0.28       0.12
   Net realized and unrealized gains (losses) ..................................       0.82       0.82
                                                                                    --------------------
Total from investment operations ...............................................       1.10       0.94
                                                                                    --------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...      (0.21)     (0.14)
   Net realized gains ..........................................................      (0.22)     (0.02)
                                                                                    --------------------
Total distributions ............................................................      (0.43)     (0.16)
                                                                                    --------------------
Redemption fees ................................................................         -- g       -- g
                                                                                    --------------------
Net asset value, end of year ...................................................    $ 11.45    $ 10.78
                                                                                    ====================

Total return d .................................................................      10.19%      9.41%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............................       3.31%     10.76%
Expenses net of waiver and payments by affiliates f ............................       0.47%      0.50%
Net investment income c ........................................................       2.55%      2.78%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................    $ 6,952    $ 1,699
Portfolio turnover rate ........................................................      16.28%      5.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.84% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


50 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                                    --------------------
                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
CLASS C                                                                              2007       2006 h
                                                                                    --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................    $ 10.77    $ 10.00
                                                                                    --------------------
Income from investment operations a:
   Net investment income b, c ..................................................       0.28       0.10
   Net realized and unrealized gains (losses) ..................................       0.74       0.82
                                                                                    --------------------
Total from investment operations ...............................................       1.02       0.92
                                                                                    --------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...      (0.17)     (0.13)
   Net realized gains ..........................................................      (0.22)     (0.02)
                                                                                    --------------------
Total distributions ............................................................      (0.39)     (0.15)
                                                                                    --------------------
Redemption fees ................................................................         -- g       -- g
                                                                                    --------------------
Net asset value, end of year ...................................................    $ 11.40    $ 10.77
                                                                                    ====================

Total return d .................................................................       9.43%      9.20%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............................       3.99%     11.41%
Expenses net of waiver and payments by affiliates f ............................       1.15%      1.15%
Net investment income c ........................................................       1.87%      2.13%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................    $ 1,104    $    54
Portfolio turnover rate ........................................................      16.28%      5.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.84% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                                    --------------------
                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
CLASS R                                                                              2007       2006 h
                                                                                    --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................    $ 10.77    $ 10.00
                                                                                    --------------------
Income from investment operations a:
   Net investment income b, c ..................................................       0.27       0.11
   Net realized and unrealized gains (losses) ..................................       0.82       0.82
                                                                                    --------------------
Total from investment operations ...............................................       1.09       0.93
                                                                                    --------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...      (0.20)     (0.14)
   Net realized gains ..........................................................      (0.22)     (0.02)
                                                                                    --------------------
Total distributions ............................................................      (0.42)     (0.16)
                                                                                    --------------------
Redemption fees ................................................................         -- g       -- g
                                                                                    --------------------
Net asset value, end of year ...................................................    $ 11.44    $ 10.77
                                                                                    ====================

Total return d .................................................................      10.11%      9.31%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............................       3.49%     10.91%
Expenses net of waiver and payments by affiliates f ............................       0.65%      0.65%
Net investment income c ........................................................       2.37%      2.63%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................    $   188    $    19
Portfolio turnover rate ........................................................      16.28%      5.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.84% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


52 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                                                    --------------------
                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
ADVISOR CLASS                                                                        2007       2006 h
                                                                                    --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................    $ 10.79    $ 10.00
                                                                                    --------------------
Income from investment operations a:
   Net investment income b, c ..................................................       0.46       0.20
   Net realized and unrealized gains (losses) ..................................       0.67       0.76
                                                                                    --------------------
Total from investment operations ...............................................       1.13       0.96
                                                                                    --------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...      (0.24)     (0.15)
   Net realized gains ..........................................................      (0.22)     (0.02)
                                                                                    --------------------
Total distributions ............................................................      (0.46)     (0.17)
                                                                                    --------------------
Redemption fees ................................................................         -- g       -- g
                                                                                    --------------------
Net asset value, end of year ...................................................    $ 11.46    $ 10.79
                                                                                    ====================

Total return d .................................................................      10.46%      9.57%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............................       2.99%     10.41%
Expenses net of waiver and payments by affiliates f ............................       0.15%      0.15%
Net investment income c ........................................................       2.87%      3.13%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................    $   417    $    51
Portfolio turnover rate ........................................................      16.28%      5.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.84% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 53

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND                                                    SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 95.5%
  DOMESTIC EQUITY 56.0%
  Franklin Flex Cap Growth Fund, Advisor Class ..............................................       27,938   $1,364,505
b Franklin Growth Opportunities Fund, Advisor Class .........................................       16,855      369,795
  Franklin MicroCap Value Fund, Advisor Class ...............................................        3,612      123,122
  Franklin Natural Resources Fund, Advisor Class ............................................        8,091      365,452
b Franklin Small Cap Growth Fund II, Advisor Class ..........................................      112,581    1,195,605
  Mutual Shares Fund, Class Z ...............................................................       56,424    1,429,776
                                                                                                             -----------
                                                                                                              4,848,255
                                                                                                             -----------
  DOMESTIC FIXED INCOME 9.0%
  Franklin Strategic Mortgage Portfolio .....................................................       14,684      139,059
  Franklin Total Return Fund, Advisor Class .................................................       26,791      266,034
  Franklin U.S. Government Securities Fund, Advisor Class ...................................       58,193      378,835
                                                                                                             -----------
                                                                                                                783,928
                                                                                                             -----------
  FOREIGN EQUITY 25.9%
  Franklin Global Real Estate Fund, Advisor Class ...........................................       28,891      287,173
  Franklin Gold and Precious Metals Fund, Advisor Class .....................................        8,279      310,204
  Mutual European Fund, Class Z .............................................................       31,673      833,643
  Templeton China World Fund, Advisor Class .................................................        9,441      416,291
  Templeton Foreign Fund, Advisor Class .....................................................       32,378      403,446
                                                                                                             -----------
                                                                                                              2,250,757
                                                                                                             -----------
  FOREIGN FIXED INCOME 4.6%
  Templeton Global Bond Fund, Advisor Class .................................................       34,861      397,411
                                                                                                             -----------
  TOTAL LONG TERM INVESTMENTS (COST $8,442,277) .............................................                 8,280,351
                                                                                                             -----------
  SHORT TERM INVESTMENT (COST $255,870) 3.0%
  MONEY MARKET FUND 3.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% ......................      255,870      255,870
                                                                                                             -----------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $8,698,147) 98.5% .............................                 8,536,221
  OTHER ASSETS, LESS LIABILITIES 1.5% .......................................................                   125,814
                                                                                                             -----------
  NET ASSETS 100.0% .........................................................................                $8,662,035
                                                                                                             ===========

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended December 31, 2007.

c The rate shown is the annualized seven-day yield at period end.


54 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                                -------------------------
                                                                                                       YEAR ENDED
                                                                                                      DECEMBER 31,
CLASS A                                                                                               2007        2006 h
                                                                                                -------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................................................   $    10.88    $    10.00
                                                                                                -------------------------
Income from investment operations a:
   Net investment income b, c ...............................................................         0.22          0.09
   Net realized and unrealized gains (losses) ...............................................         0.97          0.95
                                                                                                -------------------------
Total from investment operations . ..........................................................         1.19          1.04
                                                                                                -------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ................        (0.16)        (0.13)
   Net realized gains .......................................................................        (0.30)        (0.03)
                                                                                                -------------------------
Total distributions .........................................................................        (0.46)        (0.16)
                                                                                                -------------------------
Redemption fees .............................................................................           -- g          --
                                                                                                -------------------------
Net asset value, end of year ................................................................   $    11.61    $    10.88
                                                                                                =========================

Total return d ..............................................................................        11.05%        10.44%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .........................................         5.16%        13.47%
Expenses net of waiver and payments by affiliates f .........................................         0.48%         0.50%
Net investment income c . ...................................................................         2.07%         2.04%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................................................   $    3,760    $    1,171
Portfolio turnover rate . ...................................................................        14.95%         8.29%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.88% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 55

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                                -------------------------
                                                                                                       YEAR ENDED
                                                                                                      DECEMBER 31,
CLASS C                                                                                               2007        2006 h
                                                                                                -------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................................................   $    10.86    $    10.00
                                                                                                -------------------------
Income from investment operations a:
   Net investment income b, c ...............................................................         0.26          0.12
   Net realized and unrealized gains (losses) ...............................................         0.84          0.89
                                                                                                -------------------------
Total from investment operations ............................................................         1.10          1.01
                                                                                                -------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ................        (0.14)        (0.12)
   Net realized gains .......................................................................        (0.30)        (0.03)
                                                                                                -------------------------
Total distributions .........................................................................        (0.44)        (0.15)
                                                                                                -------------------------
Redemption fees .............................................................................           -- g          --
                                                                                                -------------------------
Net asset value, end of year ................................................................   $    11.52    $    10.86
                                                                                                =========================

Total return d ..............................................................................        10.12%        10.14%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .........................................         5.84%        14.12%
Expenses net of waiver and payments by affiliates f .........................................         1.16%         1.15%
Net investment income c .....................................................................         1.39%         1.39%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................................................   $    1,103    $       57
Portfolio turnover rate .....................................................................        14.95%         8.29%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.88% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


56 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                                -------------------------
                                                                                                       YEAR ENDED
                                                                                                      DECEMBER 31,
CLASS R                                                                                               2007       2006 h
                                                                                                -------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................................................   $    10.88    $    10.00
                                                                                                -------------------------
Income from investment operations a:
   Net investment income b, c ...............................................................         0.28          0.11
   Net realized and unrealized gains (losses) ...............................................         0.89          0.93
                                                                                                -------------------------
Total from investment operations ............................................................         1.17          1.04
                                                                                                -------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ................        (0.16)        (0.13)
   Net realized gains .......................................................................        (0.30)        (0.03)
                                                                                                -------------------------
Total distributions .........................................................................        (0.46)        (0.16)
                                                                                                -------------------------
Redemption fees .............................................................................           -- g          --
                                                                                                -------------------------
Net asset value, end of year ................................................................   $    11.59    $    10.88
                                                                                                =========================

Total return d ..............................................................................        10.76%        10.40%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .........................................         5.34%        13.62%
Expenses net of waiver and payments by affiliates f .........................................         0.66%         0.65%
Net investment income c .....................................................................         1.89%         1.89%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................................................   $      314    $       23
Portfolio turnover rate .....................................................................        14.95%         8.29%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.88% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 57

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                                -------------------------
                                                                                                       YEAR ENDED
                                                                                                      DECEMBER 31,
ADVISOR CLASS                                                                                         2007        2006 h
                                                                                                -------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................................................   $    10.89    $    10.00
                                                                                                -------------------------

Income from investment operations a:
   Net investment income b, c ...............................................................         0.20          0.18
   Net realized and unrealized gains (losses) ...............................................         1.04          0.88
                                                                                                -------------------------
Total from investment operations ............................................................         1.24          1.06
                                                                                                -------------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ................        (0.19)        (0.14)
   Net realized gains .......................................................................        (0.30)        (0.03)
                                                                                                -------------------------
Total distributions .........................................................................        (0.49)        (0.17)
                                                                                                -------------------------
Redemption fees .............................................................................           -- g          --
                                                                                                -------------------------
Net asset value, end of year ................................................................   $    11.64    $    10.89
                                                                                                =========================

Total return d ..............................................................................        11.34%        10.60%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f .........................................         4.84%        13.12%
Expenses net of waiver and payments by affiliates f .........................................         0.16%         0.15%
Net investment income c .....................................................................         2.39%         2.39%

SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................................................   $      119    $       59
Portfolio turnover rate .....................................................................        14.95%         8.29%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.88% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


58 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND                                                    SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 96.4%
  DOMESTIC EQUITY 64.2%
  Franklin Flex Cap Growth Fund, Advisor Class ..............................................       20,090   $  981,194
b Franklin Growth Opportunities Fund, Advisor Class .........................................       11,549      253,396
  Franklin MicroCap Value Fund, Advisor Class ...............................................        2,670       91,013
  Franklin Natural Resources Fund, Advisor Class ............................................        5,660      255,659
b Franklin Small Cap Growth Fund II, Advisor Class ..........................................       78,647      835,230
  Mutual Shares Fund, Class Z ...............................................................       38,816      983,600
                                                                                                             -----------
                                                                                                              3,400,092
                                                                                                             -----------
  DOMESTIC FIXED INCOME 1.5%
  Franklin Strategic Mortgage Portfolio .....................................................        1,568       14,853
  Franklin Total Return Fund, Advisor Class .................................................        2,795       27,752
  Franklin U.S. Government Securities Fund, Advisor Class ...................................        6,166       40,140
                                                                                                             -----------
                                                                                                                 82,745
                                                                                                             -----------
  FOREIGN EQUITY 29.9%
  Franklin Global Real Estate Fund, Advisor Class ...........................................       20,300      201,780
  Franklin Gold and Precious Metals Fund, Advisor Class .....................................        5,955      223,149
  Mutual European Fund, Class Z .............................................................       22,145      582,842
  Templeton China World Fund, Advisor Class .................................................        6,597      290,876
  Templeton Foreign Fund, Advisor Class .....................................................       22,919      285,565
                                                                                                             -----------
                                                                                                              1,584,212
                                                                                                             -----------
  FOREIGN FIXED INCOME 0.8%
  Templeton Global Bond Fund, Advisor Class .................................................        3,555       40,522
                                                                                                             -----------
  TOTAL LONG TERM INVESTMENTS (COST $5,183,090) .............................................                 5,107,571
                                                                                                             -----------
  SHORT TERM INVESTMENT (COST $74,072) 1.4%
  MONEY MARKET FUND 1.4%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% ......................       74,072       74,072
                                                                                                             -----------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $5,257,162) 97.8% .............................                 5,181,643
  OTHER ASSETS, LESS LIABILITIES 2.2% .......................................................                   114,408
                                                                                                             -----------
  NET ASSETS 100.0% .........................................................................                $5,296,051
                                                                                                             ===========

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended December 31, 2007.

c The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 59

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                                    --------------------
                                                                                         YEAR ENDED
                                                                                        DECEMBER 31,
CLASS A                                                                                2007      2006 h
                                                                                    --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................     $10.89      $10.00
                                                                                    --------------------
Income from investment operations a:
   Net investment income b, c ..................................................       0.17        0.08
   Net realized and unrealized gains (losses) ..................................       1.06        0.97
                                                                                    --------------------
Total from investment operations ...............................................       1.23        1.05
                                                                                    --------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...      (0.16)      (0.13)
   Net realized gains ..........................................................      (0.39)      (0.03)
                                                                                    --------------------
Total distributions ............................................................      (0.55)      (0.16)
                                                                                    --------------------
Redemption fees ................................................................         -- g        --
                                                                                    --------------------
Net asset value, end of year ...................................................     $11.57      $10.89
                                                                                    ====================

Total return d .................................................................      11.32%      10.55%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............................       6.86%      13.15%
Expenses net of waiver and payments by affiliates f ............................       0.47%       0.50%
Net investment income c ........................................................       1.70%       1.97%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................     $2,439      $1,169
Portfolio turnover rate ........................................................      24.40%       8.01%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


60 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                                    --------------------
                                                                                         YEAR ENDED
                                                                                        DECEMBER 31,
CLASS C                                                                                2007      2006 h
                                                                                    --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................     $10.87      $10.00
                                                                                    --------------------
Income from investment operations a:
   Net investment income b, c ..................................................       0.23        0.16
   Net realized and unrealized gains (losses) ..................................       0.91        0.87
                                                                                    --------------------
Total from investment operations ...............................................       1.14        1.03
                                                                                    --------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...      (0.14)      (0.13)
   Net realized gains ..........................................................      (0.39)      (0.03)
                                                                                    --------------------
Total distributions ............................................................      (0.53)      (0.16)
                                                                                    --------------------
Redemption fees ................................................................         -- g        --
                                                                                    --------------------
Net asset value, end of year ...................................................     $11.48      $10.87
                                                                                    ====================

Total return d .................................................................      10.50%      10.30%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............................       7.55%      13.74%
Expenses net of waiver and payments by affiliates f ............................       1.16%       1.09%
Net investment income c ........................................................       1.01%       1.38%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................     $  487      $   67
Portfolio turnover rate ........................................................      24.40%       8.01%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 61

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                                    -------------------
                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
CLASS R                                                                                2007     2006 h
                                                                                    -------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................    $ 10.88    $ 10.00
                                                                                    -------------------
Income from investment operations a:
   Net investment income b, c...................................................       0.24       0.08
   Net realized and unrealized gains (losses) ..................................       0.97       0.96
                                                                                    -------------------
Total from investment operations ...............................................       1.21       1.04
                                                                                    -------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...      (0.16)     (0.13)
   Net realized gains ..........................................................      (0.39)     (0.03)
                                                                                    -------------------
Total distributions ............................................................      (0.55)     (0.16)
                                                                                    -------------------
Redemption fees ................................................................         --g        --
                                                                                    -------------------
Net asset value, end of year ...................................................    $ 11.54    $ 10.88
                                                                                    ===================

Total return d .................................................................      11.13%     10.44%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............................       7.04%     13.30%
Expenses net of waiver and payments by affiliates f ............................       0.65%      0.65%
Net investment income c.........................................................       1.52%      1.82%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................    $   160    $    12
Portfolio turnover rate ........................................................      24.40%      8.01%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


62 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                                                    -------------------
                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
ADVISOR CLASS                                                                          2007     2006 h
                                                                                    -------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................................    $ 10.90    $ 10.00
                                                                                    -------------------
Income from investment operations a:
   Net investment income b, c ..................................................       0.49       0.12
   Net realized and unrealized gains (losses) ..................................       0.78       0.95
                                                                                    -------------------
Total from investment operations ...............................................       1.27       1.07
                                                                                    -------------------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ...      (0.19)     (0.14)
   Net realized gains ..........................................................      (0.39)     (0.03)
                                                                                    -------------------
Total distributions ............................................................      (0.58)     (0.17)
                                                                                    -------------------
Redemption fees ................................................................         --g        --
                                                                                    -------------------
Net asset value, end of year ...................................................    $ 11.59    $ 10.90
                                                                                    ===================

Total return d .................................................................      11.65%     10.72%

RATIOS TO AVERAGE NET ASSETS e
Expenses before waiver and payments by affiliates f ............................       6.54%     12.80%
Expenses net of waiver and payments by affiliates f ............................       0.15%      0.15%
Net investment income c ........................................................       2.02%      2.32%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................................................    $   164    $    17
Portfolio turnover rate ........................................................      24.40%      8.01%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the year ended December 31, 2007.

g Amount rounds to less than $0.01 per share.

h For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 63

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007

---------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND                                    SHARES       VALUE
---------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 96.6%
  DOMESTIC EQUITY 65.7%
  Franklin Flex Cap Growth Fund, Advisor Class .................................     12,210   $  596,323
b Franklin Growth Opportunities Fund, Advisor Class ............................      7,611      166,994
  Franklin MicroCap Value Fund, Advisor Class ..................................      1,708       58,216
  Franklin Natural Resources Fund, Advisor Class ...............................      3,621      163,579
b Franklin Small Cap Growth Fund II, Advisor Class .............................     50,246      533,602
  Mutual Shares Fund, Class Z ..................................................     24,299      615,742
                                                                                              -----------
                                                                                               2,134,456
                                                                                              -----------
  FOREIGN EQUITY 30.9%
  Franklin Global Real Estate Fund, Advisor Class ..............................     12,803      127,264
  Franklin Gold and Precious Metals Fund, Advisor Class ........................      3,737      140,020
  Mutual European Fund, Class Z ................................................     14,099      371,097
  Templeton China World Fund, Advisor Class ....................................      4,245      187,158
  Templeton Foreign Fund, Advisor Class ........................................     14,396      179,373
                                                                                              -----------
                                                                                               1,004,912
                                                                                              -----------
  TOTAL LONG TERM INVESTMENTS (COST $3,140,066) ................................               3,139,368
                                                                                              -----------
  SHORT TERM INVESTMENT (COST $133) 0.0% c
  MONEY MARKET FUND 0.0% c
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% .........        133          133
                                                                                              -----------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $3,140,199) 96.6% ................               3,139,501
  OTHER ASSETS, LESS LIABILITIES 3.4% ..........................................                 109,991
                                                                                              -----------
  NET ASSETS 100.0% ............................................................              $3,249,492
                                                                                              ===========

a See Note 6 regarding investments in Underlying Funds.

b Non-income producing for the twelve months ended December 31, 2007.

c Rounds to less than 0.1% of net assets.

d The rate shown is the annualized seven-day yield at period end.


64 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007

                                                     -------------------------------------------------------------------------------
                                                     FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                       2015 RETIREMENT    2025 RETIREMENT     2035 RETIREMENT     2045 RETIREMENT
                                                         TARGET FUND        TARGET FUND         TARGET FUND         TARGET FUND
                                                     -------------------------------------------------------------------------------
Assets:
   Investments in Underlying Funds (Note 6):
      Cost .......................................      $     8,345,777      $    8,698,147      $    5,257,162       $   3,140,199
                                                     ===============================================================================
      Value ......................................      $     8,246,400      $    8,536,221      $    5,181,643       $   3,139,501
   Receivables:
      Investment securities sold .................                   --                  --                  --              21,000
      Capital shares sold ........................              251,717              34,332              21,182              13,304
      Affiliates .................................              112,548             117,609             118,558             122,199
                                                     -------------------------------------------------------------------------------
         Total assets ............................            8,610,665           8,688,162           5,321,383           3,296,004
                                                     -------------------------------------------------------------------------------
Liabilities:
   Payables:
      Reports to shareholders ....................                4,335               5,371               4,100               4,304
      Professional fees ..........................               19,987              20,049              20,337              20,537
   Funds advanced by custodian ...................                   --                  --                  --              20,733
   Accrued expenses and other liabilities ........                  351                 707                 895                 938
                                                     -------------------------------------------------------------------------------
         Total liabilities .......................               24,673              26,127              25,332              46,512
                                                     -------------------------------------------------------------------------------
            Net assets, at value .................      $     8,585,992      $    8,662,035      $    5,296,051       $   3,249,492
                                                     ===============================================================================
Net assets consist of:
   Paid-in capital ...............................      $     8,412,464      $    8,481,624      $    5,132,136       $   3,097,549
   Undistributed net investment income ...........                2,414               2,524               1,418               1,101
   Net unrealized appreciation (depreciation) ....              (99,377)           (161,926)            (75,519)               (698)
   Accumulated net realized gain (loss) ..........              270,491             339,813             238,016             151,540
                                                     -------------------------------------------------------------------------------
            Net assets, at value .................      $     8,585,992      $    8,662,035      $    5,296,051       $   3,249,492
                                                     ===============================================================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 65

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2007

                                                     -------------------------------------------------------------------------------
                                                     FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                       2015 RETIREMENT     2025 RETIREMENT     2035 RETIREMENT     2045 RETIREMENT
                                                         TARGET FUND         TARGET FUND         TARGET FUND         TARGET FUND
                                                     -------------------------------------------------------------------------------
CLASS A:
   Net assets, at value ..........................      $     5,269,300      $    6,952,466      $    3,760,187       $   2,438,556
                                                     ===============================================================================
   Shares outstanding ............................              464,236             607,215             323,744             210,774
                                                     ===============================================================================
   Net asset value per share a ...................      $         11.35      $        11.45      $        11.61       $       11.57
                                                     ===============================================================================
   Maximum offering price per share
      (net asset value per share / 94.25%) .......      $         12.04      $        12.15      $        12.32       $       12.28
                                                     ===============================================================================
CLASS C:
   Net assets, at value ..........................      $     2,213,463      $    1,104,364      $    1,102,628       $     487,050
                                                     ===============================================================================
   Shares outstanding ............................              196,211              96,860              95,696              42,417
                                                     ===============================================================================
   Net asset value and maximum offering
      price per share a ..........................      $         11.28      $        11.40      $        11.52       $       11.48
                                                     ===============================================================================
CLASS R:
   Net assets, at value ..........................      $     1,070,738      $      188,354      $      314,010       $     159,788
                                                     ===============================================================================
   Shares outstanding ............................               94,550              16,471              27,094              13,843
                                                     ===============================================================================
   Net asset value and maximum offering
      price per share a ..........................      $         11.32      $        11.44      $        11.59       $       11.54
                                                     ===============================================================================
ADVISOR CLASS:
   Net assets, at value ..........................      $        32,491      $      416,851      $      119,226       $     164,098
                                                     ===============================================================================
   Shares outstanding ............................                2,858              36,384              10,242              14,162
                                                     ===============================================================================
   Net asset value and maximum offering
      price per share a ..........................      $         11.37      $        11.46      $        11.64       $       11.59
                                                     ===============================================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


66 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the year ended December 31, 2007

                                                     -------------------------------------------------------------------------------
                                                     FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                       2015 RETIREMENT    2025 RETIREMENT     2035 RETIREMENT     2045 RETIREMENT
                                                         TARGET FUND        TARGET FUND         TARGET FUND         TARGET FUND
                                                     -------------------------------------------------------------------------------
Investment income:
   Dividends from Underlying Funds
      (Note 6) ...................................           $  147,939          $  143,472         $    70,514         $    44,232
   Interest ......................................                  265                  49                  --                  --
                                                     -------------------------------------------------------------------------------
         Total investment income .................              148,204             143,521              70,514              44,232
                                                     -------------------------------------------------------------------------------
Expenses:
   Asset allocation fees (Note 3a) ...............                9,697              11,402               6,777               5,020
   Distribution fees: (Note 3c)
      Class A ....................................                9,267              13,013               6,903               5,563
      Class C ....................................                7,793               4,696               4,119               1,938
      Class R ....................................                2,246                 398                 629                 384
   Transfer agent fees (Note 3e) .................                5,039               8,431               8,593               8,992
   Reports to shareholders .......................               11,365              14,793              11,368               9,980
   Registration and filing fees ..................               40,692              40,559              39,932              40,144
   Professional fees .............................               24,646              24,707              24,567              25,247
   Trustees' fees and expenses ...................                   16                  18                  11                   8
   Amortization of offering costs ................               42,919              40,867              41,490              42,697
   Other .........................................                  949               1,014               1,135                 975
                                                     -------------------------------------------------------------------------------
         Total expenses ..........................              154,629             159,898             145,524             140,948
         Expenses waived/paid by affiliates
            (Note 3f) ............................             (128,628)           (134,463)           (129,554)           (129,991)
                                                     -------------------------------------------------------------------------------
               Net expenses ......................               26,001              25,435              15,970              10,957
                                                     -------------------------------------------------------------------------------
                  Net investment income ..........              122,203             118,086              54,544              33,275
                                                     -------------------------------------------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Sale of investments in Underlying Funds ....              (24,735)            (54,535)            (27,424)            (23,536)
      Realized gain distributions by
         Underlying Funds ........................              328,232             446,005             297,404             201,211
                                                     -------------------------------------------------------------------------------
                  Net realized gain (loss) .......              303,497             391,470             269,980             177,675
                                                     -------------------------------------------------------------------------------
   Net change in unrealized appreciation
      (depreciation) on investments in
      Underlying Funds ...........................             (132,654)           (195,462)           (116,810)            (42,627)
                                                     -------------------------------------------------------------------------------
Net realized and unrealized gain (loss) ..........              170,843             196,008             153,170             135,048
                                                     -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations .....................           $  293,046          $  314,094         $   207,714         $   168,323
                                                     ===============================================================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 67

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                        -----------------------------------------------------------
                                                           FRANKLIN TEMPLETON 2015       FRANKLIN TEMPLETON 2025
                                                           RETIREMENT TARGET FUND         RETIREMENT TARGET FUND
                                                        -----------------------------------------------------------
                                                          YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2007          2006 a          2007          2006 a
                                                        -----------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .........................     $   122,203     $   14,810     $  118,086     $   15,985
      Net realized gain (loss) from
         Underlying Funds ...........................         303,497         52,764        391,470         76,897
      Net change in unrealized appreciation
         (depreciation) on investments in
         Underlying Funds ...........................        (132,654)        33,277       (195,462)        33,536
                                                        -----------------------------------------------------------
            Net increase (decrease) in net assets
               resulting from operations ............         293,046        100,851        314,094        126,418
                                                        -----------------------------------------------------------
   Distributions to shareholders from:
      Net investment income and short term gains
         received from Underlying Funds:
      Class A .......................................         (89,066)       (19,061)      (116,293)       (22,186)
      Class C .......................................         (31,491)          (827)       (15,006)          (641)
      Class R .......................................         (17,779)          (149)        (2,899)          (247)
      Advisor Class .................................            (736)          (289)        (7,148)          (691)
   Net realized gains:
      Class A .......................................         (42,032)        (2,441)       (81,106)        (3,104)
      Class C .......................................         (12,628)          (112)        (9,526)           (97)
      Class R .......................................          (7,035)           (19)        (1,831)           (34)
      Advisor Class .................................            (438)           (36)        (3,157)           (92)
                                                        -----------------------------------------------------------
   Total distributions to shareholders ..............        (201,205)       (22,934)      (236,966)       (27,092)
                                                        -----------------------------------------------------------
   Capital share transactions: (Note 2)
      Class A .......................................       3,834,014      1,289,499      5,156,687      1,604,063
      Class C .......................................       2,150,974         61,466      1,061,155         50,514
      Class R .......................................       1,040,251         10,000        166,698         18,158
      Advisor Class .................................          10,740         19,249        377,760         50,386
                                                        -----------------------------------------------------------
   Total capital share transactions .................       7,035,979      1,380,214      6,762,300      1,723,121
                                                        -----------------------------------------------------------
   Redemption fees ..................................              41             --            157              3
                                                        -----------------------------------------------------------
            Net increase (decrease) in net assets ...       7,127,861      1,458,131      6,839,585      1,822,450
Net assets:
   Beginning of year ................................       1,458,131             --      1,822,450             --
                                                        -----------------------------------------------------------
   End of year ......................................     $ 8,585,992     $1,458,131     $8,662,035     $1,822,450
                                                        ===========================================================
Undistributed net investment income included
   in net assets:
      End of year ...................................     $     2,414     $      467     $    2,524     $      533
                                                        ===========================================================

a For the period August 1, 2006 (commencement of operations) to December 31,
2006.


68 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                        -----------------------------------------------------------
                                                           FRANKLIN TEMPLETON 2035       FRANKLIN TEMPLETON 2045
                                                           RETIREMENT TARGET FUND         RETIREMENT TARGET FUND
                                                        -----------------------------------------------------------
                                                          YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2007          2006 a          2007          2006 a
                                                        -----------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .........................     $    54,544     $    9,489     $   33,275     $    9,142
      Net realized gain (loss) from
         Underlying Funds ...........................         269,980         60,838        177,675         60,512
      Net change in unrealized appreciation
         (depreciation) on investments in
         Underlying Funds ...........................        (116,810)        41,291        (42,627)        41,929
                                                        -----------------------------------------------------------
            Net increase (decrease) in net assets
               resulting from operations ............         207,714        111,618        168,323        111,583
                                                        -----------------------------------------------------------
   Distributions to shareholders from:
      Net investment income and short term gains
         received from Underlying Funds:
         Class A ....................................         (50,435)       (14,155)       (33,285)       (14,304)
         Class C ....................................         (13,163)          (627)        (5,813)          (776)
         Class R ....................................          (4,205)          (271)        (2,128)          (145)
         Advisor Class ..............................          (1,855)          (736)        (2,578)          (213)
      Net realized gains:
         Class A ....................................         (52,659)        (3,461)       (57,461)        (3,421)
         Class C ....................................         (10,159)          (166)        (5,731)          (194)
         Class R ....................................          (3,259)           (68)        (2,945)           (35)
         Advisor Class ..............................          (2,845)          (171)        (1,299)           (48)
                                                        -----------------------------------------------------------
   Total distributions to shareholders ..............        (138,580)       (19,655)      (111,240)       (19,136)
                                                        -----------------------------------------------------------
   Capital share transactions: (Note 2)
         Class A ....................................       2,512,921      1,084,636      1,203,127      1,079,556
         Class C ....................................       1,061,051         54,747        421,465         65,871
         Class R ....................................         286,076         21,604        148,108         11,306
         Advisor Class ..............................          56,592         57,003        154,787         15,738
                                                        -----------------------------------------------------------
   Total capital share transactions .................       3,916,640      1,217,990      1,927,487      1,172,471
                                                        -----------------------------------------------------------
   Redemption fees ..................................             324             --              4             --
                                                        -----------------------------------------------------------
            Net increase (decrease) in net assets ...       3,986,098      1,309,953      1,984,574      1,264,918
Net assets:
   Beginning of year ................................       1,309,953             --      1,264,918             --
                                                        -----------------------------------------------------------
   End of year ......................................     $ 5,296,051     $1,309,953     $3,249,492     $1,264,918
                                                        ===========================================================
Undistributed net investment income included
   in net assets:
      End of year ...................................     $     1,418     $      389     $    1,101     $      366
                                                        ===========================================================

a For the period August 1, 2006 (commencement of operations) to December 31,
2006.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 69

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds. All funds included in this report (Funds) are diversified. The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


70 | Annual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME,EXPENSES AND DISTRIBUTIONS
(CONTINUED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                                              Annual Report | 71

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                        ------------------------------------------------
                                                          FRANKLIN TEMPLETON       FRANKLIN TEMPLETON
                                                            2015 RETIREMENT          2025 RETIREMENT
                                                              TARGET FUND             TARGET FUND
                                                        ------------------------------------------------
                                                         SHARES     AMOUNT       SHARES       AMOUNT
                                                        ------------------------------------------------
CLASS A SHARES:
Year ended December 31, 2007
   Shares sold ......................................   349,875   $ 3,984,778   488,498    $  5,580,914
   Shares issued in reinvestment of distributions ...     8,114        92,217    13,553         155,750
   Shares redeemed ..................................   (21,395)     (242,981)  (52,414)       (579,977)
                                                        ------------------------------------------------
   Net increase (decrease) ..........................   336,594   $ 3,834,014   449,637    $  5,156,687
                                                        ================================================
Period ended December 31, 2006 a
   Shares sold ......................................   127,176   $ 1,284,518   157,296    $  1,600,839
   Shares issued in reinvestment of distributions ...       473         5,061       892           9,629
   Shares redeemed ..................................        (7)          (80)     (610)         (6,405)
                                                        ------------------------------------------------
   Net increase (decrease) ..........................   127,642   $ 1,289,499   157,578    $  1,604,063
                                                        ================================================
CLASS C SHARES:
Year ended December 31, 2007
   Shares sold ......................................   213,584   $ 2,410,848    95,440    $  1,102,577
   Shares issued in reinvestment of distributions ...     3,651        41,268     2,077          23,770
   Shares redeemed ..................................   (26,962)     (301,142)   (5,644)        (65,192)
                                                        ------------------------------------------------
   Net increase (decrease) ..........................   190,273   $ 2,150,974    91,873    $  1,061,155
                                                        ================================================
Period ended December 31, 2006 a
   Shares sold ......................................     5,865   $    60,687     4,935    $     49,955
   Shares issued in reinvestment of distributions ...        73           779        53             574
   Shares redeemed ..................................        --            --        (1)            (15)
                                                        ------------------------------------------------
   Net increase (decrease) ..........................     5,938   $    61,466     4,987    $     50,514
                                                        ================================================
CLASS R SHARES:
Year ended December 31, 2007
   Shares sold ......................................    95,945   $ 1,067,714    14,340    $    162,416
   Shares issued in reinvestment of distributions ...     2,189        24,812       376           4,314
   Shares redeemed ..................................    (4,584)      (52,275)       (3)            (32)
                                                        ------------------------------------------------
   Net increase (decrease) ..........................    93,550   $ 1,040,251    14,713    $    166,698
                                                        ================================================
Period ended December 31, 2006 a
   Shares sold ......................................     1,000   $    10,000     1,748    $     18,053
   Shares issued in reinvestment of distributions ...        --            --        11             120
   Shares redeemed ..................................        --            --        (1)            (15)
                                                        ------------------------------------------------
   Net increase (decrease) ..........................     1,000   $    10,000     1,758    $     18,158
                                                        ================================================


72 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                        ----------------------------------------------
                                                          FRANKLIN TEMPLETON      FRANKLIN TEMPLETON
                                                           2015 RETIREMENT         2025 RETIREMENT
                                                             TARGET FUND             TARGET FUND
                                                        ----------------------------------------------
                                                         SHARES    AMOUNT        SHARES       AMOUNT
                                                        ----------------------------------------------
ADVISOR CLASS SHARES:
Year ended December 31, 2007
   Shares sold ......................................     949     $  10,200      40,489     $ 477,407
   Shares issued in reinvestment of distributions ...      66           755         857         9,849
   Shares redeemed ..................................     (19)         (215)     (9,694)     (109,496)
                                                        ----------------------------------------------
   Net increase (decrease) ..........................     996     $  10,740      31,652     $ 377,760
                                                        ==============================================
Period ended December 31, 2006 a
   Shares sold ......................................   1,848     $  19,100       6,173     $  65,450
   Shares issued in reinvestment of distributions ...      14           149          57           616
   Shares redeemed ..................................      --            --      (1,498)      (15,680)
                                                        ----------------------------------------------
   Net increase (decrease) ..........................   1,862     $  19,249       4,732     $  50,386
                                                        ==============================================

                                                        -----------------------------------------------
                                                          FRANKLIN TEMPLETON       FRANKLIN TEMPLETON
                                                            2035 RETIREMENT         2045 RETIREMENT
                                                             TARGET FUND              TARGET FUND
                                                         SHARES      AMOUNT       SHARES       AMOUNT
                                                        -----------------------------------------------
CLASS A SHARES:
Year ended December 31, 2007
   Shares sold ......................................    225,018   $ 2,619,493   106,830   $ 1,245,860
   Shares issued in reinvestment of distributions ...      5,002        58,354     3,171        36,890
   Shares redeemed ..................................    (13,914)     (164,926)   (6,631)      (79,623)
                                                        -----------------------------------------------
   Net increase (decrease) ..........................    216,106   $ 2,512,921   103,370   $ 1,203,127
                                                        ===============================================
Period ended December 31, 2006 a
   Shares sold ......................................    107,501   $ 1,083,143   107,433   $ 1,079,816
   Shares issued in reinvestment of distributions ...        158         1,718       151         1,642
   Shares redeemed ..................................        (21)         (225)     (180)       (1,902)
                                                        -----------------------------------------------
   Net increase (decrease) ..........................    107,638   $ 1,084,636   107,404   $ 1,079,556
                                                        ===============================================
CLASS C SHARES:
Year ended December 31, 2007
   Shares sold ......................................     89,429   $ 1,049,217    37,380   $   434,652
   Shares issued in reinvestment of distributions ...      1,859        21,536       848         9,798
   Shares redeemed ..................................       (822)       (9,702)   (1,957)      (22,985)
                                                        -----------------------------------------------
   Net increase (decrease) ..........................     90,466   $ 1,061,051    36,271   $   421,465
                                                        ===============================================
Period ended December 31, 2006 a
   Shares sold ......................................      5,178   $    54,184     6,073   $    65,075
   Shares issued in reinvestment of distributions ...         59           638        74           811
   Shares redeemed ..................................         (7)          (75)       (1)          (15)
                                                        -----------------------------------------------
   Net increase (decrease) ..........................      5,230   $    54,747     6,146   $    65,871
                                                        ===============================================


                                                              Annual Report | 73

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                        -------------------------------------------
                                                         FRANKLIN TEMPLETON     FRANKLIN TEMPLETON
                                                          2035 RETIREMENT         2045 RETIREMENT
                                                            TARGET FUND             TARGET FUND
                                                        -------------------------------------------
                                                        SHARES     AMOUNT      SHARES      AMOUNT
                                                        -------------------------------------------
CLASS R SHARES:
Year ended December 31, 2007
   Shares sold ......................................   24,371   $  279,217     12,508   $ 145,703
   Shares issued in reinvestment of distributions ...      602        7,005        389       4,524
   Shares redeemed ..................................      (12)        (146)      (175)     (2,119)
                                                        -------------------------------------------
   Net increase (decrease) ..........................   24,961   $  286,076     12,722   $ 148,108
                                                        ===========================================
Period ended December 31, 2006 a
   Shares sold ......................................    2,120   $   21,455      1,122   $  11,320
   Shares issued in reinvestment of distributions ...       16          179          2          16
   Shares redeemed ..................................       (3)         (30)        (3)        (30)
                                                        -------------------------------------------
   Net increase (decrease) ..........................    2,133   $   21,604      1,121   $  11,306
                                                        ===========================================
ADVISOR CLASS SHARES:
Year ended December 31, 2007
   Shares sold ......................................    5,961   $   68,751     12,616   $ 154,574
   Shares issued in reinvestment of distributions ...      360        4,217        284       3,300
   Shares redeemed ..................................   (1,463)     (16,376)      (261)     (3,087)
                                                        -------------------------------------------
   Net increase (decrease) ..........................    4,858   $   56,592     12,639   $ 154,787
                                                        ===========================================
Period ended December 31, 2006 a
   Shares sold ......................................    5,318   $   56,281      1,515   $  15,649
   Shares issued in reinvestment of distributions ...       67          737          8          89
   Shares redeemed ..................................       (1)         (15)        --          --
                                                        -------------------------------------------
   Net increase (decrease) ..........................    5,384   $   57,003      1,523   $  15,738
                                                        ===========================================

a For period August 1, 2006 (commencement of operations) to December 31, 2006.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of certain of the Underlying Funds and of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                                     AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                             Investment manager
Franklin Templeton Services, LLC (FT Services)                 Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)           Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)  Transfer agent


74 | Annual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Directors has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ..................................................   0.35%
Class C ..................................................   1.00%
Class R ..................................................   0.50%

The Board of Trustees has agreed to limit the current rate to 0.30% per year for Class A shares for the period of August 1, 2007 through January 31, 2009.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                         ------------------------------------------------------
                                                          FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                                          TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                                            2015           2025         2035          2045
                                                         RETIREMENT     RETIREMENT   RETIREMENT    RETIREMENT
                                                         TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                                         ------------------------------------------------------
Sales charges retained net of commissions paid to
   unaffiliated broker/dealers .......................     $ 15,365      $ 16,395      $ 9,609       $ 6,048
Contingent deferred sales charges retained ...........     $     12      $     76      $    85       $    48


                                                              Annual Report | 75

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

For the year ended December 31, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                         ------------------------------------------------------
                                                          FRANKLIN      FRANKLIN       FRANKLIN      FRANKLIN
                                                          TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                                            2015          2025           2035          2045
                                                         RETIREMENT     RETIREMENT    RETIREMENT    RETIREMENT
                                                         TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                                         ------------------------------------------------------
Transfer agent fees ..................................     $ 3,494       $ 5,821       $ 5,855       $ 6,143

F. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers and Investor Services have agreed in advance to waive all or a portion of their respective fees and to assume payment of other expenses through April 30, 2009. Total expenses waived/paid are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. After April 30, 2009, Advisers may discontinue this waiver at any time upon notice to the Funds' Board of Trustees.

G. OTHER AFFILIATED TRANSACTIONS

At December 31, 2007, Advisers owned a percentage of the Funds' outstanding shares as listed below:

 ------------------------------------------------------------------------------
 FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
  2015 RETIREMENT      2025 RETIREMENT     2035 RETIREMENT     2045 RETIREMENT
     TARGET FUND         TARGET FUND         TARGET FUND         TARGET FUND
 ------------------------------------------------------------------------------
       12.93%              12.95%              21.45%               35.21%

4. INCOME TAXES

The Funds have reviewed the tax positions taken on the federal income tax return, for the one open tax year and as of December 31, 2007 and have determined that no provision for income tax is required in the Funds' financial statements.

The tax character of distributions paid during the years ended December 31, 2007 and 2006, was as follows:

                                        ----------------------------------------
                                        FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                          2015 RETIREMENT      2025 RETIREMENT
                                           TARGET FUND           TARGET FUND
                                        ----------------------------------------
                                          2007      2006       2007       2006
                                        ----------------------------------------
Distributions paid from:
   Ordinary income ..................   $139,072   $20,516   $141,458   $23,883
   Long term capital gain ...........     62,133     2,418     95,508     3,209
                                        ----------------------------------------
                                        $201,205   $22,934   $236,966   $27,092
                                        ========================================


76 | Annual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

                                                         ------------------------------------------------------
                                                             FRANKLIN TEMPLETON          FRANKLIN TEMPLETON
                                                               2035 RETIREMENT             2045 RETIREMENT
                                                                TARGET FUND                 TARGET FUND
                                                         ------------------------------------------------------
                                                             2007          2006         2007           2006
                                                         ------------------------------------------------------
Distributions paid from:
   Ordinary income ...................................   $    69,862   $    16,605   $    43,962   $    16,084
   Long term capital gain ............................        68,718         3,050        67,278         3,052
                                                         ------------------------------------------------------
                                                         $   138,580   $    19,655   $   111,240   $    19,136
                                                         ======================================================

At December 31, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                                         ------------------------------------------------------
                                                          FRANKLIN       FRANKLIN     FRANKLIN      FRANKLIN
                                                          TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                                            2015           2025         2035          2045
                                                         RETIREMENT     RETIREMENT   RETIREMENT    RETIREMENT
                                                         TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                                         ------------------------------------------------------
Cost of investments ..................................   $ 8,348,603   $ 8,722,494   $ 5,266,509   $ 3,152,705
                                                         ======================================================

Unrealized appreciation ..............................   $   184,343   $   228,818   $   172,504   $   151,732
Unrealized depreciation ..............................      (286,546)     (415,091)     (257,370)     (164,936)
                                                         ------------------------------------------------------
Net unrealized appreciation (depreciation) ...........   $  (102,203)  $  (186,273)  $   (84,866)  $   (13,204)
                                                         ======================================================

Undistributed ordinary income ........................   $     2,414   $     2,524   $     1,418   $     1,101
Undistributed long term capital gains ................       273,317       364,160       247,364       164,046
                                                         ------------------------------------------------------
Distributable earnings ...............................   $   275,731   $   366,684   $   248,782   $   165,147
                                                         ======================================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of short term capital gains distributions from Underlying Funds and offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2007, were as follows:

                                                         ------------------------------------------------------
                                                          FRANKLIN       FRANKLIN     FRANKLIN      FRANKLIN
                                                          TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                                            2015           2025         2035           2045
                                                         RETIREMENT     RETIREMENT   RETIREMENT     RETIREMENT
                                                         TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                                         ------------------------------------------------------
Purchases ............................................   $ 6,881,729   $ 7,546,384   $ 4,441,864   $ 2,516,899
Sales ................................................   $   318,937   $   741,017   $   402,540   $   478,467


                                                              Annual Report | 77

Franklin Templeton Fund Allocator Series

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At December 31, 2007, the Funds held no positions which exceed 5% of the Underlying Funds' shares outstanding.

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate.


78 | Annual Report

Franklin Templeton Fund Allocator Series

8. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 79

Franklin Templeton Fund Allocator Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund (separate portfolios of Franklin Templeton Allocator Series, hereafter referred to as the "Funds") at December 31, 2007, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment in the Underlying Funds at December 31, 2007 by correspondence with the transfer agent of the Underlying Funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 20, 2008


80 | Annual Report

Franklin Templeton Fund Allocator Series

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2007:

------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
  2015 RETIREMENT     2025 RETIREMENT    2035 RETIREMENT     2045 RETIREMENT
    TARGET FUND         TARGET FUND        TARGET FUND         TARGET FUND
------------------------------------------------------------------------------
     $289,447            $391,211            $262,945            $178,534

Under Section 854(b)(2) of the Code, the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2007:

------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
  2015 RETIREMENT    2025 RETIREMENT      2035 RETIREMENT    2045 RETIREMENT
    TARGET FUND        TARGET FUND          TARGET FUND        TARGET FUND
------------------------------------------------------------------------------
      16.17%              20.47%              28.33%              29.92%

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2007.

------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
  2015 RETIREMENT    2025 RETIREMENT     2035 RETIREMENT     2045 RETIREMENT
    TARGET FUND        TARGET FUND         TARGET FUND         TARGET FUND
------------------------------------------------------------------------------
      $54,691            $72,208             $49,106             $32,830

In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.


                                                              Annual Report | 81

Franklin Templeton Fund Allocator Series

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)         Trustee          Since 1995           141                       Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)        Trustee          Since 2005           121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                 Trustee          Since April 2007     121                       Chevron Corporation (global energy
One Franklin Parkway                                                                            company) and ICO Global
San Mateo, CA 94403-1906                                                                        Communications (Holdings) Limited
                                                                                                (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).

------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)         Trustee          Since 1998           141                       Hess Corporation (exploration and
One Franklin Parkway                                                                            refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                                        Company (processed foods and allied
                                                                                                products), RTI International Metals,
                                                                                                Inc. (manufacture and distribution
                                                                                                of titanium), Canadian National
                                                                                                Railway (railroad) and White
                                                                                                Mountains Insurance Group, Ltd.
                                                                                                (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
--------------------------------------------------------------------------------


82 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)        Trustee          Since 1995           121                       Center for Creative Land Recycling
One Franklin Parkway                                                                            (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).

------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)           Trustee          Since April 2007     141                       Hess Corporation (exploration and
One Franklin Parkway                                                                            refining of oil and gas) and
San Mateo, CA 94403-1906                                                                        Sentient Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)        Trustee          Since April 2007     141                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)           Lead             Trustee since        121                       None
One Franklin Parkway            Independent      2006 and Lead
San Mateo, CA 94403-1906        Trustee          Independent
                                                 Trustee since
                                                 January 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).
--------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and      Since 1995           141                       None
One Franklin Parkway            Chairman of
San Mateo, CA 94403-1906        the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------


                                                              Annual Report | 83

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)     Trustee          Since April 2007     92                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)           Chief            Chief Compliance     Not Applicable       Not Applicable
One Franklin Parkway            Compliance       Officer since 2004
San Mateo, CA 94403-1906        Officer and      and Vice President
                                Vice President   - AML Compliance
                                - AML            since 2006
                                Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).

------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)          Treasurer        Since 2004           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 28 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)         Senior Vice      Since 2002           Not Applicable            Not Applicable
500 East Broward Blvd.          President
Suite 2100                      and Chief
Fort Lauderdale,                Executive
FL 33394-3091                   Officer -
                                Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------


84 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)            Vice President   Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)   President        President and        Not Applicable            Not Applicable
One Franklin Parkway            and Chief        Chief Executive
San Mateo, CA 94403-1906        Executive        Officer -
                                Officer -        Investment
                                Investment       Management
                                Management       since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)        Vice President   Since 2006           Not Applicable            Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin Templeton Investments.

------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)            Vice President   Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
--------------------------------------------------------------------------------


                                                              Annual Report | 85

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED          BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)          Chief Financial  Since 2004           Not Applicable            Not Applicable
500 East Broward Blvd.          Officer and
Suite 2100                      Chief
Fort Lauderdale, FL 33394-3091  Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
--------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer, director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to December 31, 2007, Rupert H. Johnson, Jr. ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


86 | Annual Report

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

FRANKLIN TEMPLETON RETIREMENT TARGET FUNDS

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 87

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund II 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


12/07                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON           One Franklin Parkway
   INVESTMENTS               San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


RTF A2007 02/08



      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $207,774 for the fiscal year ended December 31, 2007 and $200,837 for the fiscal year ended December 31, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended December 31, 2007 and $0 for the fiscal year ended December 31, 2006. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2007 and $5,267 for the fiscal year ended December 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2007 and $170,594 for the fiscal year ended December 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connect with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended December 31, 2007 and $175,861 for the fiscal year ended December 31, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 27, 2008